UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: August 31, 2010
Date of reporting period: February 28, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

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WELLS FARGO ADVANTAGE INCOME FUNDS
▪ Wells Fargo Advantage Adjustable Rate Government Fund
▪ Wells Fargo Advantage Government Securities Fund
▪ Wells Fargo Advantage High Income Fund
▪ Wells Fargo Advantage High Yield Bond Fund
▪ Wells Fargo Advantage Income Plus Fund
▪ Wells Fargo Advantage Short Duration Government Bond Fund
▪ Wells Fargo Advantage Short-Term Bond Fund
▪ Wells Fargo Advantage Short-Term High Yield Bond Fund
▪ Wells Fargo Advantage Ultra Short-Term Income Fund

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Contents

Letter to Shareholders	2

Performance Highlights
Wells Fargo Advantage Adjustable Rate Government Fund	6
Wells Fargo Advantage Government Securities Fund	8
Wells Fargo Advantage High Income Fund	10
Wells Fargo Advantage High Yield Bond Fund	12
Wells Fargo Advantage Income Plus Fund	14
Wells Fargo Advantage Short Duration Government Bond Fund	16
Wells Fargo Advantage Short-Term Bond Fund	18
Wells Fargo Advantage Short-Term High Yield Bond Fund	20
Wells Fargo Advantage Ultra Short-Term Income Fund	22

Fund Expenses	24

Portfolio of Investments
Wells Fargo Advantage Adjustable Rate Government Fund	28
Wells Fargo Advantage Government Securities Fund	44
Wells Fargo Advantage High Income Fund	56
Wells Fargo Advantage High Yield Bond Fund	64
Wells Fargo Advantage Income Plus Fund	73
Wells Fargo Advantage Short Duration Government Bond Fund	82
Wells Fargo Advantage Short-Term Bond Fund	86
Wells Fargo Advantage Short-Term High Yield Bond Fund	97
Wells Fargo Advantage Ultra Short-Term Income Fund	104

Financial Statements
Statements of Assets and Liabilities	116
Statements of Operations	118
Statements of Changes in Net Assets	120
Financial Highlights	136

Notes to Financial Statements	149

Other Information	165

List of Abbreviations	169
The views expressed are as of February 28, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Income Funds.
 NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
 NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of February 28, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Income Funds	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
Corporate bonds and mortgage-backed securities (MBS) generally had positive returns for the full period, as high-yield corporate bonds and commercial mortgage-backed securities (CMBS) continued to perform strongly.
Dear Valued Shareholder,
We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Funds, which covers the six-month period that ended February 28, 2011. Performance from the fixed-income asset classes was mixed during the period. Strategies that were broadly diversified across various sectors and credit-quality tiers generally outperformed strategies that were more heavily focused on U.S. Treasuries and the highest-quality1 fixed-income securities. U.S. Treasury yields shifted higher, resulting in declining prices in the Treasury and agency sectors. Lower-rated credit-quality sectors, however, performed well, as investor confidence continued to strengthen and economic optimism fortified throughout the final months of 2010 and into 2011. Corporate bonds and mortgage-backed securities (MBS) generally had positive returns for the full period, as high-yield corporate bonds and commercial mortgage-backed securities (CMBS) continued to perform strongly. High-yield corporate bonds continued to be the best-performing fixed-income asset class—as they have been throughout several prior periods—and CMBS continued to be the best-performing investment-grade fixed-income sector.
The low-yield environment resulting from highly accommodative monetary policy, low interest rates, and low Treasury yields continued to create an environment of relatively scarce opportunities for higher-yielding assets. As such, investors continued to move down the credit-quality tiers to add yield and a bit more risk. Consequently, the riskier areas of the fixed-income markets continued to provide some of the best six-month returns. High-yield bonds performed strongly, with CCC-rated, B-rated, and BB-rated securities outperforming the investment-grade credit tiers. The Barclays Capital High-Yield Bond Index2 returned more than 10% during the period, with the CCC-rated subsector of that index returning more than 14%. By contrast, the BBB-rated credit tier of the Barclays Capital U.S. Aggregate Bond Index3 was the best-performing investment-grade credit tier, returning 1% for the period. The AAA-rated and AA-rated credit tiers declined in value by 1% and 0.6%, respectively.
CMBS spreads continued to tighten significantly as investors continued to shift into the highest-yielding areas of the market. CMBS spreads remained higher than mortgage-backed, asset-backed, and corporate bond spreads during the period, as

1.	The ratings indicated are from Standard & Poor’s and/or Moody’s Investors Service. Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. We generally define higher quality fixed income issues as BBB/Baa and above and lower quality fixed income issues as below BBB/Baa.

2.	Barclays Capital High-Yield Bond Index is an index consisting of all domestic and yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Income Funds 3
they have been since 2008; however, they finished at their closest levels to those asset classes in three years.
MBS generally produced positive returns during the period, performing strongly on tightening spreads in October 2010 but giving back some performance with the shift higher in Treasury yields in November and December. Asset-backed securities declined a little more than MBS during that period, resulting in a slightly negative return from the asset class during the period. U.S. Treasuries were the lowest-returning broad fixed-income asset class, as the Barclays Capital U.S. Treasury Index4 declined by 2.72% during the period. The 10-year U.S. Treasury note hit a low yield of 2.39% on October 7, 2010—its lowest yield since the 1950s—before shifting much higher in subsequent months, running up to 3.52% in December and then marking a high of 3.73% on February 8, 2011, before finishing the period at 3.41%.
The Federal Reserve launched a second round of quantitative easing in November.
In early November, the Federal Reserve (Fed) formally announced the launch of its second quantitative easing program (QE2) since the credit crisis of 2008, seeking to spur lending and economic growth. The program intends to build federal reserves and keep long-term yields relatively low by purchasing another $600 billion in U.S. Treasuries over an eight-month period—from November 2010 through June 2011—at a pace of $75 billion per month. Part of the restraint on the economy is the fact that private lending has recently contracted and remained constrained during the period. Despite the massive scale of these programs, quantitative easing has thus far not resulted in significant credit expansion, monetary supply expansion, or increased inflation. When those effects begin to take hold, the Fed will likely begin to draw down its reserves by selling U.S. Treasuries back to the market. Before the program was officially announced, U.S. Treasuries rallied through October, driving already-low nominal yields even lower. However, once QE2 commenced in November, U.S. Treasury yields began to rise again, apparently on the conviction that growth may take hold and that inflation may begin to move higher in upcoming quarters. This effect influenced yields to move higher in several fixed-income classes, resulting in some price declines across the fixed-income asset classes.
Growth expectations appeared to strengthen late in the period.
For the first half of the period, growth expectations remained constrained and inflation lingered at some of its lowest levels on record. These conditions helped extend the U.S. Treasury rally in the opening months of the period; however, as growth expectations seemed to improve in November, investors appeared to look toward the next phase of the economic cycle. This economic optimism appeared to fortify in December, as Treasury yields continued to rise, lower-quality bonds continued to outperform, and growth expectations notably improved. Several economic figures demonstrated continued resiliency during the period, particularly manufacturing indexes, which reached some of their highest

4.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4 Wells Fargo Advantage Income Funds	Letter to Shareholders
While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value.
expansionary points on record. Unemployment showed signs of healing, with the national unemployment figure shifting below 9% for the first time since the recession began. However, housing data continued to disappoint and energy prices once again surged higher late in the period on heightened political turmoil in the Middle East. Thus, the positive economic optimism continued to face some headwinds in the form of higher commodity prices, languishing housing values, and elevated levels of unemployment, creating some volatility in securities markets during the period. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value.
In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds®, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of Wells Fargo Advantage Income Funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.
Don’t let short-term uncertainty derail long-term investment goals.
While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 funds that cover a broad spectrum of investment styles and asset classes.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. We are available 24 hours a day, 7 days a week. You may also visit our website at www.wellsfargo.com/advantagefunds.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds

This page is intentionally left blank.

6 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage Adjustable Rate Government Fund
INVESTMENT OBJECTIVE
The Fund seeks current income consistent with capital preservation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Michael J. Bray, CFA
Christopher Kauffman, CFA
FUND INCEPTION
October 1, 1991

1.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Income Funds 7
Wells Fargo Advantage Adjustable Rate Government Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (ESAAX)	6/30/2000	(1.07)	0.95	2.93	3.11	0.99	2.96	3.35	3.32	0.89%	0.75%
Class B (ESABX)**	6/30/2000	(0.78)	0.80	2.74	3.02	0.72	2.30	2.74	3.02	1.64%	1.50%
Class C (ESACX)	6/30/2000	(0.28)	1.30	2.61	2.58	0.72	2.30	2.61	2.58	1.64%	1.50%
Administrator Class (ESADX)	7/30/2010					1.06	3.09	3.50	3.48	0.83%	0.61%
Institutional Class (EKIZX)	10/1/1991					1.22	3.33	3.64	3.61	0.56%	0.50%
Barclays Capital 6-Month Treasury Bill Index[5]						0.15	0.34	2.87	2.67

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 1.50%. For Class C shares the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Performance shown without sales charges would be lower if sales charges were reflected. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

2.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, 0.60% for Administrator Class shares and 0.49% for Institutional Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The Barclays Capital 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury Bills. The index follows Barclays Capital’s monthly rebalancing conventions. You cannot invest directly in an index.

8 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage Government Securities Fund
INVESTMENT OBJECTIVE
The Fund seeks current income.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Michael J. Bray, CFA
Christopher Kauffman, CFA
FUND INCEPTION
October 29, 1986

1.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Income Funds 9
Wells Fargo Advantage Government Securities Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (SGVDX)	8/31/1999	(5.89)	(1.06)	4.43	4.64	(1.45)	3.60	5.39	5.12	0.88%	0.88%
Class B (WGSBX)**	7/18/2008	(6.82)	(2.17)	4.27	4.67	(1.82)	2.83	4.61	4.67	1.63%	1.63%
Class C (WGSCX)	12/26/2002	(2.82)	1.83	4.59	4.27	(1.82)	2.83	4.59	4.27	1.63%	1.63%
Administrator Class (WGSDX)	4/8/2005					(1.35)	3.80	5.61	5.42	0.82%	0.67%
Institutional Class (SGVIX)	8/31/1999					(1.28)	3.99	5.83	5.65	0.55%	0.51%
Investor Class (STVSX)	10/29/1986					(1.46)	3.56	5.34	5.17	0.91%	0.91%
Barclays Capital U.S. Aggregate Excluding Credit Bond Index[5]						(0.99)	4.22	5.72	NA
Barclays Capital Intermediate U.S. Government Bond Index[6]						(1.23)	3.25	5.42	4.89

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain of the underlying securities and not to shares of the Fund.

2.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.89% for Class A shares, 1.64% for Class B shares, 1.64% for Class C shares, 0.64% for Administrator Class shares, 0.48% for Institutional Class shares and 0.92% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The Barclays Capital U.S. Aggregate Excluding Credit Bond Index is composed of the Barclays Capital U.S. Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. The limited performance history of the Barclays Capital U.S. Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund’s performance. This index has an inception date of May 1, 2001. You cannot invest directly in an index.

6.	The Barclays Capital Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

10 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage High Income Fund
INVESTMENT OBJECTIVE
The Fund seeks total return, consisting of a high level of current income and capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA
FUND INCEPTION
December 28, 1995

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Income Funds 11
Wells Fargo Advantage High Income Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (SHBAX)	2/29/2000	4.10	11.03	6.12	4.96	9.00	16.26	7.10	5.44	1.00%	0.91%
Class B (WFNBX)**	7/18/2008	3.75	10.39	6.00	4.97	8.75	15.39	6.32	4.97	1.75%	1.66%
Class C (WFNCX)	7/18/2008	7.60	14.40	6.32	4.73	8.60	15.40	6.32	4.73	1.75%	1.66%
Administrator Class (WFNDX)	7/30/2010					9.15	16.41	7.24	5.74	0.94%	0.81%
Institutional Class (SHYYX)	7/31/2001					9.31	16.80	7.57	6.06	0.67%	0.51%
Investor Class (STHYX)	12/28/1995					9.11	16.18	7.11	5.54	1.03%	0.94%
Barclays Capital U.S. Corporate High Yield Bond Index[5]						10.10	17.51	9.18	8.33

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

2.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 29, 2000, through June 19, 2008, includes Advisor Class expenses. Performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 0.80% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.93% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

12 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage High Yield Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks total return, consisting of a high level of current income and capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Niklas Nordenfelt, CFA
Phillip Susser
FUND INCEPTION
September 11, 1935

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Income Funds 13
Wells Fargo Advantage High Yield Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (EKHAX)	1/20/1998	3.00	9.59	6.53	6.93	7.72	14.73	7.53	7.41	1.10%	1.10%
Class B (EKHBX)**	9/11/1935	2.33	8.88	6.45	6.87	7.33	13.88	6.74	6.87	1.85%	1.85%
Class C (EKHCX)	1/21/1998	6.33	12.88	6.74	6.63	7.33	13.88	6.74	6.63	1.85%	1.85%
Administrator Class (EKHYX)	4/14/1998					7.85	15.00	7.81	7.70	1.04%	0.88%
BofA Merrill Lynch High Yield Master Index[5]						9.63	17.23	8.93	8.28
BofA Merrill Lynch U.S. High Yield Master II Constrained Index[6]						9.75	17.10	9.11	8.29

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk. Consult the Fund’s prospectus for additional information on these and other risks.

2.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund’s predecessor, Evergreen High Income Fund.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares and 0.80% for Administrator Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The BofA Merrill Lynch High Yield Master Index is a market capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. The primary index was changed from BofA Merrill Lynch High Yield Master Index to BofA Merrill Lynch U.S. High Yield Master II Constrained Index. You cannot invest directly in an index.

6.	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-inkind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB—/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.

14 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage Income Plus Fund
INVESTMENT OBJECTIVE
The Fund seeks total return, consisting of income and capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Michael J. Bray, CFA
D. James Newton II, CFA, CPA
Thomas M. Price, CFA
Janet S. Rilling, CFA, CPA
FUND INCEPTION
July 13, 1998

1.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Income Funds 15
Wells Fargo Advantage Income Plus Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (STYAX)	7/13/1998	(4.56)	1.63	5.71	5.68	(0.03)	6.40	6.68	6.17	0.91%	0.91%
Class B (STYBX)**	7/13/1998	(5.33)	0.64	5.55	5.61	(0.33)	5.64	5.87	5.61	1.66%	1.66%
Class C (WFIPX)	7/13/1998	(1.40)	4.69	5.88	5.38	(0.40)	5.69	5.88	5.38	1.66%	1.66%
Administrator Class (WIPDX)	7/30/2010					(0.02)	6.49	6.69	6.10	0.85%	0.78%
Institutional Class (WIPIX)	7/18/2008					0.14	6.73	6.85	6.25	0.58%	0.58%
Investor Class (WIPNX)	7/18/2008					(0.05)	6.36	6.66	6.16	0.94%	0.94%
Barclays Capital U.S. Universal Bond Index[5]						(0.17)	5.75	5.91	5.85

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

2.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to include the higher expenses applicable to the Administrator Class shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher. Performance shown for the Investor Class shares prior to its inception reflects the performance of the Class A shares, adjusted to include the higher expenses applicable to the Investor Class shares.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 0.75% for Administrator Class shares, 0.61% for Institutional Class shares and 0.93% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these waivers and/or reimbursements, the Fund’s returns would have been lower.

5.	The Barclays Capital U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

16 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage Short Duration Government Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide current income consistent with capital preservation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Thomas O’Connor, CFA
Troy Ludgood
FUND INCEPTION
December 18, 1992

1.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Income Funds 17
Wells Fargo Advantage Short Duration Government Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (MSDAX)	3/11/1996	(2.46)	(0.40)	4.13	3.69	0.56	2.68	4.76	4.00	0.87%	0.84%
Class B (MSDBX)**	5/31/2002	(2.81)	(1.09)	4.14	3.73	0.19	1.91	4.14	3.73	1.62%	1.59%
Class C (MSDCX)	5/31/2002	(0.81)	0.81	3.96	3.26	0.19	1.81	3.96	3.26	1.62%	1.59%
Administrator Class (MNSGX)	12/18/1992					0.67	2.82	5.00	4.27	0.81%	0.61%
Institutional Class (WSGIX)	4/8/2005					0.76	3.01	5.19	4.38	0.54%	0.43%
Barclays Capital 1-3 Year U.S. Government Bond Index[5]						0.14	1.53	4.27	3.88

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class B shares, the maximum contingent deferred sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

2.	Performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to include the higher expenses applicable to Class B and Class C shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through December 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.83% for Class A shares, 1.58% for Class B shares, 1.58% for Class C shares, 0.60% for Administrator Class shares and 0.42% for Institutional Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The Barclays Capital 1-3 Year U.S. Government Bond Index is the 1-3 year component of the Barclays Capital U.S. Government Bond Index and is composed of all publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Barclays Capital 1-3 Year U.S. Government Bond Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

18 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage Short-Term Bond Fund

INVESTMENT OBJECTIVE
The Fund seeks current income consistent with capital preservation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Jay N. Mueller, CFA
D. James Newton II, CFA, CPA
Christopher Kauffman, CFA
FUND INCEPTION
August 31, 1987

1.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Income Funds 19
Wells Fargo Advantage Short-Term Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (SSTVX)	8/31/1999	(2.02)	0.03	3.81	2.91	1.01	3.12	4.45	3.22	0.91%	0.81%
Class C (WFSHX)	3/31/2008	(0.48)	1.35	3.64	2.55	0.52	2.35	3.64	2.55	1.66%	1.56%
Institutional Class (SSHIX)	8/31/1999					1.05	3.45	4.77	3.70	0.58%	0.49%
Investor Class (SSTBX)	8/31/1987					0.88	3.08	4.38	3.27	0.94%	0.84%
Barclays Capital 1-3 Year U.S. Government/Credit Bond Index[5]						0.38	1.98	4.50	4.14

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

2.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Performance shown for the Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through December 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.80% for Class A shares, 1.55% for Class C shares, 0.48% for Institutional Class shares and 0.83% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is a subset of the Barclays Capital U.S. Government/Credit Bond Index that only includes those securities with maturities between one and three years. The Barclays Capital U.S. Government/Credit Bond Index includes treasuries (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

20 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage Short-Term High Yield Bond Fund

INVESTMENT OBJECTIVE
The Fund seeks total return, consisting of a high level of current income and capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA
FUND INCEPTION
June 30, 1997

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Income Funds 21
Wells Fargo Advantage Short-Term High Yield Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (SSTHX)	2/29/2000	1.00	4.06	4.35	3.40	4.13	7.27	4.99	3.72	1.01%	0.82%
Class C (WFHYX)	3/31/2008	2.74	5.47	4.21	3.05	3.74	6.47	4.21	3.05	1.76%	1.57%
Administrator Class (WDHYX)	7/30/2010					4.22	7.34	5.00	3.72	0.95%	0.66%
Investor Class (STHBX)	6/30/1997					4.11	7.24	4.97	3.78	1.04%	0.85%
Short-Term High Yield Bond Index III[5]						6.92	13.53	8.39	7.56
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[6]						6.37	12.94	8.19	7.14

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

2.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 29, 2000 through June 19, 2008 includes Advisor Class expenses. Performance shown for the Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Class A shares, and includes the higher expenses applicable to Class A. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through December 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, and 0.84% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The Short-Term High Yield Bond Index III is comprised of 70% BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and the 30% BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an index.

6.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

22 Wells Fargo Advantage Income Funds	Performance Highlights
Wells Fargo Advantage Ultra Short-Term Income Fund

INVESTMENT OBJECTIVE
The Fund seeks current income consistent with capital preservation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Christopher Kauffman, CFA
Jay N. Mueller, CFA
D. James Newton II, CFA, CPA
Thomas M. Price, CFA
FUND INCEPTION
November 25, 1988

1.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

2.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from August 31, 1999 through June 19, 2008 includes Advisor Class expenses. Performance shown for the Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to include the higher expenses applicable to the Administrator Class shares.

3.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

4.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, 0.35% for Institutional Class shares and 0.73% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

Performance Highlights	Wells Fargo Advantage Income Funds 23
Wells Fargo Advantage Ultra Short-Term Income Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (SADAX)	8/31/1999	(0.73)	0.70	2.12	2.13	1.30	2.76	2.54	2.34	0.89%	0.71%
Class C (WUSTX)	7/18/2008	(0.07)	1.11	1.77	1.71	0.93	2.11	1.77	1.71	1.64%	1.46%
Administrator Class (WUSDX)	4/8/2005					1.50	2.91	2.70	2.61	0.83%	0.56%
Institutional Class (SADIX)	8/31/1999					1.60	3.24	2.93	2.89	0.56%	0.36%
Investor Class (STADX)	11/25/1988					1.29	2.72	2.49	2.43	0.92%	0.74%
Barclays Capital Short-Term U.S. Government/Credit Bond Index[5]						0.30	0.88	3.40	NA
Barclays Capital 9-12 Month U.S. Short Treasury Index[6]						0.21	0.55	3.17	2.91
Barclays Capital 1-3 Year U.S. Government/Credit Bond Index[7]						0.38	1.98	4.50	4.14

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

5.	The Barclays Capital Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. However, the limited performance history of the index does not allow for comparison to all periods of the Fund’s performance. This index has an inception date of August 1, 2004. You cannot invest directly in an index.

6.	The Barclays Capital 9-12 Month U.S. Short Treasury Index includes aged U.S. treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an index.

7.	The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

24 Wells Fargo Advantage Income Funds	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2010 to February 28, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Wells Fargo Advantage Adjustable Rate Government Fund

Class A
Actual	$1,000.00	$1,009.88	$3.69	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%

Class B
Actual	$1,000.00	$1,007.23	$7.42	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%

Class C
Actual	$1,000.00	$1,007.24	$7.42	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%

Administrator Class
Actual	$1,000.00	$1,010.56	$2.99	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

Institutional Class
Actual	$1,000.00	$1,012.24	$2.44	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%

Fund Expenses	Wells Fargo Advantage Income Funds 25

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Wells Fargo Advantage Government Securities Fund

Class A
Actual	$1,000.00	$985.47	$4.14	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

Class B
Actual	$1,000.00	$981.83	$7.81	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$7.95	1.59%

Class C
Actual	$1,000.00	$981.82	$7.81	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$7.95	1.59%

Administrator Class
Actual	$1,000.00	$986.45	$3.15	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%

Institutional Class
Actual	$1,000.00	$987.23	$2.37	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%

Investor Class
Actual	$1,000.00	$985.36	$4.28	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

Wells Fargo Advantage High Income Fund

Class A
Actual	$1,000.00	$1,090.00	$4.66	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

Class B
Actual	$1,000.00	$1,087.50	$8.54	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%

Class C
Actual	$1,000.00	$1,085.99	$8.53	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%

Administrator Class
Actual	$1,000.00	$1,091.53	$4.15	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%

Institutional Class
Actual	$1,000.00	$1,093.12	$2.59	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

Investor Class
Actual	$1,000.00	$1,091.12	$4.82	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Wells Fargo Advantage High Yield Bond Fund

Class A
Actual	$1,000.00	$1,077.25	$5.30	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%

Class B
Actual	$1,000.00	$1,073.27	$9.15	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%

Class C
Actual	$1,000.00	$1,073.28	$9.15	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%

Administrator Class
Actual	$1,000.00	$1,078.45	$4.12	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%

26 Wells Fargo Advantage Income Funds	Fund Expenses

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Wells Fargo Advantage Income Plus Fund

Class A
Actual	$1,000.00	$999.71	$4.31	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

Class B
Actual	$1,000.00	$996.72	$8.02	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%

Class C
Actual	$1,000.00	$995.98	$8.02	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%

Administrator Class
Actual	$1,000.00	$999.82	$3.72	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Institutional Class
Actual	$1,000.00	$1,001.37	$2.68	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

Investor Class
Actual	$1,000.00	$999.55	$4.46	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

Wells Fargo Advantage Short Duration Government Bond Fund

Class A
Actual	$1,000.00	$1,005.58	$4.13	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%

Class B
Actual	$1,000.00	$1,001.87	$7.84	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%

Class C
Actual	$1,000.00	$1,001.86	$7.84	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%

Administrator Class
Actual	$1,000.00	$1,006.73	$2.99	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

Institutional Class
Actual	$1,000.00	$1,007.63	$2.09	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

Wells Fargo Advantage Short-Term Bond Fund

Class A
Actual	$1,000.00	$1,010.09	$3.99	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%

Class C
Actual	$1,000.00	$1,005.19	$7.71	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75	1.55%

Institutional Class
Actual	$1,000.00	$1,010.53	$2.39	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%

Investor Class
Actual	$1,000.00	$1,008.78	$4.13	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%

Fund Expenses	Wells Fargo Advantage Income Funds 27

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Wells Fargo Advantage Short-Term High Yield Bond Fund

Class A
Actual	$1,000.00	$1,041.25	$4.10	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%

Class C
Actual	$1,000.00	$1,037.40	$7.88	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%

Administrator Class
Actual	$1,000.00	$1,042.16	$3.29	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

Investor Class
Actual	$1,000.00	$1,041.12	$4.25	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

Wells Fargo Advantage Ultra Short-Term Income Fund

Class A
Actual	$1,000.00	$1,013.01	$3.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

Class C
Actual	$1,000.00	$1,009.26	$7.22	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%

Administrator Class
Actual	$1,000.00	$1,014.99	$2.75	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%

Institutional Class
Actual	$1,000.00	$1,015.96	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%

Investor Class
Actual	$1,000.00	$1,012.87	$3.64	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

28 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 95.55%

Federal Agricultural Mortgage Corporation: 0.22%
$2,741,370	FAMC Series 2000-A Class A±	6.78%	12/15/2039	$2,748,153

Federal Home Loan Bank: 2.71%
2,835,743	FHLB±	2.57	06/01/2026	3,001,509
3,263,581	FHLB±	3.78	06/01/2029	3,441,805
279,443	FHLB±	2.98	06/01/2032	281,546
514,734	FHLB±	2.65	05/01/2033	537,963
4,856,285	FHLB±	2.45	08/01/2033	5,081,624
5,082,342	FHLB±	2.67	05/01/2034	5,339,454
2,570,743	FHLB±	2.78	07/01/2034	2,698,989
7,686,936	FHLB±	2.67	06/01/2035	8,119,090
3,985,801	FHLB±	5.02	06/01/2035	4,202,651
403,540	FHLB±	2.70	08/01/2035	408,114

				33,112,745

Federal Home Loan Mortgage Corporation: 26.07%
95,735	FHLMC	7.00	11/01/2012	100,481
62,073	FHLMC	7.50	01/01/2016	67,832
105,249	FHLMC	7.50	06/01/2016	113,939
12,130	FHLMC±	2.96	09/01/2016	12,310
179,582	FHLMC±	4.01	09/01/2016	181,331
201,905	FHLMC±	2.96	11/01/2016	207,881
5,629	FHLMC±	3.92	01/01/2017	5,641
96,451	FHLMC±	3.24	07/01/2017	100,940
70,929	FHLMC±	3.00	12/01/2017	73,048
30,838	FHLMC±	3.92	12/01/2017	32,327
13,677	FHLMC±	3.66	02/01/2018	13,773
42,161	FHLMC±	3.15	03/01/2018	43,830
337,405	FHLMC	6.50	04/01/2018	371,769
1,622	FHLMC±	3.00	05/01/2018	1,668
47,054	FHLMC±	3.00	06/01/2018	48,411
7,253	FHLMC±	2.96	07/01/2018	7,281
334,216	FHLMC±	4.25	07/01/2018	350,486
7,163	FHLMC±	3.21	08/01/2018	7,400
5,345	FHLMC±	3.28	08/01/2018	5,347
3,989	FHLMC±	3.00	09/01/2018	4,099
140,902	FHLMC±	3.49	10/01/2018	147,383
28,078	FHLMC±	2.75	11/01/2018	29,186
61,361	FHLMC±	3.64	12/01/2018	62,049
81,889	FHLMC±	3.66	12/01/2018	82,549
15,806	FHLMC±	2.96	01/01/2019	16,277
2,088	FHLMC±	4.49	01/01/2019	2,091
21,490	FHLMC±	2.96	02/01/2019	22,130
1,184	FHLMC±	2.96	03/01/2019	1,220
43,676	FHLMC±	3.84	04/01/2019	43,900
11,778	FHLMC±	3.00	05/01/2019	12,115
202,516	FHLMC±	3.66	06/01/2019	206,996
342,781	FHLMC±	4.10	06/01/2019	345,983
3,079	FHLMC±	2.76	07/01/2019	3,227
31,194	FHLMC±	4.13	08/01/2019	31,160
48,791	FHLMC±	3.63	10/01/2019	48,831
3,956	FHLMC±	2.37	03/01/2020	3,964
114,901	FHLMC±	2.70	04/01/2020	121,312
1,501	FHLMC±	3.74	05/01/2020	1,511

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 29
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$3,601	FHLMC±	4.27%	05/01/2020	$3,606
294,710	FHLMC	8.50	05/01/2020	341,624
223,345	FHLMC±	3.04	06/01/2020	233,214
3,914	FHLMC±	3.76	06/01/2020	3,934
64,715	FHLMC±	4.89	02/01/2021	64,802
295,935	FHLMC±	4.25	06/01/2021	307,746
49,822	FHLMC±	3.25	01/01/2022	51,826
5,162	FHLMC±	4.86	06/01/2022	5,419
7,067	FHLMC	8.50	06/01/2022	7,111
38,567	FHLMC	8.50	09/01/2022	45,139
85,749	FHLMC±	2.60	01/01/2023	87,653
322,347	FHLMC±	4.41	04/01/2023	324,618
116,234	FHLMC±	2.79	05/01/2023	117,050
102,671	FHLMC±	3.53	01/01/2024	103,390
47,182	FHLMC±	3.13	02/01/2024	47,198
64,609	FHLMC±	2.53	06/01/2024	68,022
68,879	FHLMC±	2.56	07/01/2024	70,251
425,456	FHLMC±	2.92	10/01/2024	447,505
8,191,597	FHLMC±	3.69	03/01/2025	8,493,666
202,785	FHLMC±	3.99	03/01/2025	205,278
152,747	FHLMC±	2.55	05/01/2025	161,283
148,185	FHLMC±	2.86	06/01/2025	155,946
57,057	FHLMC±	2.85	10/01/2025	59,870
254,209	FHLMC±	2.93	10/01/2025	256,123
1,139,121	FHLMC±	4.00	12/01/2025	1,157,079
31,001	FHLMC±	3.61	01/01/2026	31,469
627,597	FHLMC±	2.80	11/01/2026	637,989
226,500	FHLMC±	5.12	02/01/2027	237,122
1,378,533	FHLMC±	2.74	07/01/2027	1,453,894
13,824	FHLMC±	2.64	08/01/2027	14,553
94,054	FHLMC±	7.22	08/01/2027	97,783
1,730,858	FHLMC±	2.64	11/01/2027	1,824,776
60,974	FHLMC±	2.68	01/01/2028	64,310
10,748	FHLMC±	2.70	01/01/2028	11,335
684,703	FHLMC±	2.42	05/01/2028	715,529
573,317	FHLMC±	2.88	05/01/2028	578,897
622,486	FHLMC±	2.80	06/01/2028	655,270
193,461	FHLMC±	3.94	07/01/2028	194,820
32,613	FHLMC±	2.42	01/01/2029	34,001
456,164	FHLMC±	5.01	02/01/2029	460,226
517,869	FHLMC±	7.00	04/01/2029	539,690
45,002	FHLMC±	1.37	07/01/2029	45,136
148,727	FHLMC±	2.78	07/01/2029	156,014
228,471	FHLMC±	2.80	08/01/2029	230,759
52,734	FHLMC±	4.41	08/01/2029	52,870
455,303	FHLMC±	4.96	08/01/2029	457,012
169,987	FHLMC±	2.79	10/01/2029	178,677
180,395	FHLMC±	4.79	10/01/2029	180,847
571,992	FHLMC±	2.61	11/01/2029	601,867
240,012	FHLMC±	2.61	11/01/2029	252,678
430,695	FHLMC±	4.00	11/01/2029	435,523
69,448	FHLMC±	2.52	01/01/2030	73,248
13,788	FHLMC±	3.00	01/01/2030	14,203
29,631	FHLMC±	3.00	01/01/2030	30,526
113,792	FHLMC±	2.88	02/01/2030	119,236
979,555	FHLMC±	2.84	06/01/2030	1,031,055

30 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$172,279	FHLMC±	2.85%	06/01/2030	$181,460
220,091	FHLMC±	2.88	06/01/2030	221,638
37,650	FHLMC±	2.31	07/01/2030	38,961
249,010	FHLMC±	3.00	07/01/2030	257,059
12,296,687	FHLMC±	2.88	08/01/2030	12,939,825
1,100,223	FHLMC±	2.60	09/01/2030	1,159,083
24,068,824	FHLMC±	2.68	09/01/2030	25,420,622
210,825	FHLMC±	4.43	09/01/2030	212,566
5,359,101	FHLMC±	2.71	10/01/2030	5,656,360
43,110	FHLMC±	3.07	10/01/2030	44,340
319,646	FHLMC±	5.60	05/01/2031	324,303
691,439	FHLMC±	2.69	07/01/2031	728,205
404,618	FHLMC±	5.22	09/01/2031	405,351
7,708	FHLMC±	2.85	03/01/2032	7,762
188,089	FHLMC±	5.68	04/01/2032	188,799
92,100	FHLMC±	2.60	05/01/2032	96,146
350,520	FHLMC±	4.98	05/01/2032	368,112
5,863,266	FHLMC±	2.65	09/01/2032	6,168,171
399,068	FHLMC±	2.81	11/01/2032	418,756
8,001,976	FHLMC±	2.59	12/01/2032	8,409,243
4,885,388	FHLMC±	2.61	12/01/2032	5,111,962
4,776,957	FHLMC±	2.64	06/01/2033	5,003,420
1,805,064	FHLMC±	5.49	06/01/2033	1,911,004
75,299	FHLMC±	2.60	10/01/2033	78,953
5,240,998	FHLMC±	2.68	10/01/2033	5,519,501
7,129,359	FHLMC±	2.61	02/01/2034	7,469,739
8,415,037	FHLMC±	2.56	04/01/2034	8,840,439
3,499,260	FHLMC±	2.48	02/01/2035	3,645,213
840,927	FHLMC±	2.96	02/01/2035	866,028
12,514,843	FHLMC±	2.66	04/01/2035	13,145,450
4,888,191	FHLMC±	2.80	04/01/2035	5,068,879
2,581,934	FHLMC±	3.03	04/01/2035	2,725,973
2,674,733	FHLMC±	2.63	08/01/2035	2,810,565
5,039,707	FHLMC±	2.59	09/01/2035	5,280,798
9,540,428	FHLMC±	2.76	09/01/2035	10,062,972
411,076	FHLMC	7.00	09/01/2035	465,471
9,257,525	FHLMC±	2.63	10/01/2035	9,699,459
12,263,664	FHLMC±	3.19	02/01/2036	12,979,239
23,439,018	FHLMC±	3.20	03/25/2036	24,270,372
9,723,619	FHLMC±	2.89	08/01/2036	10,219,993
3,091,416	FHLMC±	5.74	11/01/2036	3,257,146
5,187,425	FHLMC±	4.12	01/01/2037	5,425,683
3,597,068	FHLMC±	5.39	04/01/2037	3,796,569
7,346,694	FHLMC 1Q0156±	2.83	10/01/2035	7,717,011
1,110,837	FHLMC 785342±	5.50	08/01/2024	1,174,620
420,467	FHLMC 785952±	2.64	03/01/2027	442,959
15,711,667	FHLMC 847431±	2.83	08/01/2035	16,533,777
590,190	FHLMC Series 1671 Class QA±	2.46	02/15/2024	594,934
57,056	FHLMC Series 1686 Class FE±	2.61	02/15/2024	58,928
720,626	FHLMC Series 1730 Class FA±	2.82	05/15/2024	750,534
422,781	FHLMC Series 2315 Class FW±	0.82	04/15/2027	424,547
424,084	FHLMC Series 2391 Class EF±	0.77	06/15/2031	425,014
1,009,144	FHLMC Series 2454 Class SL(c)±	7.73	03/15/2032	194,356
601,314	FHLMC Series 2461 Class FI±	0.77	04/15/2028	603,964
657,735	FHLMC Series 2464 Class FE±	1.27	03/15/2032	666,648
872,238	FHLMC Series 2466 Class FV±	0.82	03/15/2032	876,528

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 31
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$832,156	FHLMC Series 2527 Class SX(c)±	7.28%	02/15/2032	$42,114
235,449	FHLMC Series 3190 Class SN±	83.00	03/15/2032	294,588
68,559	FHLMC Series R007 Class AC	5.88	05/15/2016	68,901
4,704,823	FHLMC Series T-48 Class 2A±	4.05	11/25/2032	4,945,210
3,293,056	FHLMC Series T-54 Class 4A±	3.96	02/25/2043	3,437,642
164,599	FHLMC Series T-55 Class 1A1	6.50	03/25/2043	183,320
8,108,823	FHLMC Series T-66 Class 2A1±	3.09	01/25/2036	8,526,634
31,761,907	FHLMC Series T-67 Class 1A1C±	3.24	03/25/2036	32,888,464

				318,914,629

Federal National Mortgage Association: 63.28%
763	FNMA±	4.65	03/01/2014	763
27,063	FNMA±	5.85	03/01/2014	28,473
8,154	FNMA±	5.34	11/01/2014	8,428
16,246	FNMA	7.00	11/01/2014	17,646
48,576	FNMA±	1.92	03/01/2015	49,202
12,690	FNMA	12.50	07/01/2015	14,343
495,541	FNMA	7.50	02/01/2016	550,808
246,834	FNMA±	3.38	06/01/2016	253,546
46,560	FNMA±	3.38	07/01/2016	47,806
535	FNMA±	3.75	09/01/2016	536
2,410	FNMA±	2.75	12/01/2016	2,428
4,667	FNMA±	4.15	12/01/2016	4,849
3,246	FNMA±	3.73	01/01/2017	3,334
8,100	FNMA	6.00	02/01/2017	8,252
126,222	FNMA±	2.82	05/01/2017	127,449
93,920	FNMA±	3.25	05/01/2017	94,972
190,341	FNMA±	3.99	05/01/2017	200,042
3,484	FNMA±	4.83	05/01/2017	3,505
56,825	FNMA±	3.11	06/01/2017	57,455
312,247	FNMA±	2.86	07/01/2017	315,574
7,083	FNMA±	2.88	07/01/2017	7,146
216,925	FNMA±	3.37	07/01/2017	217,641
14,748	FNMA±	3.38	07/01/2017	14,915
2,784	FNMA±	3.38	07/01/2017	2,887
105,170	FNMA±	4.17	07/01/2017	110,012
1,019,662	FNMA±	2.83	08/01/2017	1,031,118
2,270	FNMA±	3.13	08/01/2017	2,295
57,522	FNMA±	4.26	08/01/2017	59,171
802,691	FNMA±	2.82	09/01/2017	816,837
5,310	FNMA±	3.25	09/01/2017	5,332
11,586	FNMA±	4.25	09/01/2017	11,597
1,422	FNMA±	6.01	09/01/2017	1,449
138,272	FNMA±	2.58	10/01/2017	139,940
653,962	FNMA±	3.58	10/01/2017	659,087
14,783	FNMA±	3.67	10/01/2017	15,056
19,013	FNMA±	4.10	10/01/2017	19,802
405,459	FNMA±	2.33	11/01/2017	422,099
168,140	FNMA±	3.32	11/01/2017	170,032
47,348	FNMA	7.00	11/01/2017	51,944
186,781	FNMA±	2.97	12/01/2017	188,453
116,922	FNMA±	2.60	01/01/2018	118,732
1,611,281	FNMA±	2.88	01/01/2018	1,658,301
2,067	FNMA±	4.30	01/01/2018	2,132
1,399	FNMA±	4.55	01/01/2018	1,425
15,376	FNMA	11.00	01/01/2018	16,220

32 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$24,353	FNMA±	3.22%	02/01/2018	$24,641
32,049	FNMA±	4.13	03/01/2018	33,546
893,246	FNMA±	2.32	04/01/2018	917,652
1,408,715	FNMA±	2.82	04/01/2018	1,421,119
14,386	FNMA±	3.13	04/01/2018	14,555
57	FNMA±	4.81	04/01/2018	58
748,609	FNMA±	4.99	04/01/2018	791,801
381,647	FNMA±	2.56	05/01/2018	403,049
947,538	FNMA±	2.91	05/01/2018	964,941
13,925	FNMA±	3.49	05/01/2018	13,954
2,127	FNMA±	4.54	05/01/2018	2,175
63,558	FNMA±	3.38	06/01/2018	64,318
4,387	FNMA±	4.10	06/01/2018	4,590
6,843	FNMA±	2.17	07/01/2018	6,999
1,052,105	FNMA±	2.33	07/01/2018	1,080,886
179,630	FNMA±	3.38	08/01/2018	184,097
25,387	FNMA±	3.34	09/01/2018	26,496
257,302	FNMA±	2.18	10/01/2018	266,153
1,270,623	FNMA±	2.91	10/01/2018	1,280,735
372,440	FNMA±	2.92	10/01/2018	376,769
128	FNMA±	5.56	10/01/2018	135
26,178	FNMA±	3.40	11/01/2018	27,342
274,314	FNMA±	3.13	01/01/2019	280,294
8,496	FNMA±	4.33	01/01/2019	8,537
1,347,597	FNMA±	4.87	01/01/2019	1,418,860
295,745	FNMA±	5.47	01/01/2019	311,615
3,415	FNMA±	2.50	02/01/2019	3,458
729,613	FNMA±	4.61	02/01/2019	766,423
16,088	FNMA±	2.93	04/01/2019	16,244
2,762	FNMA±	5.04	04/01/2019	2,767
12,924	FNMA	10.50	04/01/2019	13,021
3,989	FNMA±	3.16	05/01/2019	4,011
16,359	FNMA±	2.66	06/01/2019	16,657
26,503	FNMA±	3.33	06/01/2019	26,603
1,718	FNMA±	3.34	06/01/2019	1,738
9,604	FNMA±	5.58	06/01/2019	9,646
5,888	FNMA±	4.71	07/01/2019	6,144
107,378	FNMA±	3.67	09/01/2019	109,813
19,456	FNMA±	3.79	09/01/2019	20,429
584	FNMA±	6.56	11/01/2019	603
17,459	FNMA±	6.00	01/01/2020	18,360
28,071	FNMA±	2.25	02/01/2020	29,088
3,033,065	FNMA±	3.86	04/01/2020	3,156,253
27,173	FNMA±	4.49	04/01/2020	27,446
27,005	FNMA±	1.93	07/01/2020	27,354
457,749	FNMA±	2.83	07/01/2020	474,978
3,593,551	FNMA±	2.88	07/01/2020	3,626,291
10,000,000	FNMA±	1.02	09/01/2020	10,218,917
1,761,077	FNMA±	2.91	11/01/2020	1,784,327
83,750	FNMA±	1.66	12/01/2020	83,424
9,761	FNMA±	1.63	01/01/2021	9,823
15,309	FNMA±	1.63	01/01/2021	15,494
1,298,660	FNMA±	3.97	01/01/2021	1,337,817
46,642	FNMA	10.00	01/01/2021	53,542
1,722	FNMA±	2.88	03/01/2021	1,739
149,219	FNMA±	2.92	04/01/2021	150,738

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 33
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$6,764	FNMA	9.00%	05/01/2021	$7,748
176,842	FNMA±	1.70	06/01/2021	176,731
484,056	FNMA±	4.23	07/01/2021	494,771
117,634	FNMA	9.50	08/01/2021	133,335
314,033	FNMA±	3.69	09/01/2021	329,988
25,937	FNMA±	6.25	10/01/2021	25,873
15,883	FNMA	6.00	11/01/2021	15,848
238,259	FNMA±	2.66	12/01/2021	241,629
17,682	FNMA±	2.00	01/01/2022	18,079
53,587	FNMA±	1.83	06/01/2022	54,241
1,145,240	FNMA±	2.73	09/01/2022	1,212,335
357,810	FNMA±	3.82	11/01/2022	363,726
22,658	FNMA±	2.55	12/01/2022	23,232
49,194	FNMA±	5.08	01/01/2023	52,100
11,083	FNMA	5.00	03/01/2023	11,547
7,865	FNMA±	6.72	03/01/2023	8,324
1,356,769	FNMA±	2.95	04/25/2023	1,425,922
1,062	FNMA±	3.82	06/01/2023	1,115
11,842	FNMA±	5.20	09/01/2023	11,868
56,403	FNMA±	2.90	11/01/2023	57,574
23,327	FNMA±	2.34	12/01/2023	24,409
1,586	FNMA±	7.75	02/01/2024	1,575
1,988	FNMA±	7.63	03/01/2024	1,972
62,431	FNMA±	2.57	04/01/2024	65,973
107,187	FNMA±	2.65	04/01/2024	113,179
645,843	FNMA±	3.41	04/01/2024	674,799
76,297	FNMA±	2.65	06/01/2024	79,552
152,468	FNMA±	4.73	06/01/2024	153,007
103	FNMA±	7.75	06/01/2024	103
20,944	FNMA±	2.53	07/01/2024	21,759
155,120	FNMA±	8.55	08/01/2024	182,132
76,120	FNMA±	2.24	10/01/2024	79,492
666,323	FNMA±	2.39	10/01/2024	700,305
36,485	FNMA±	3.64	10/01/2024	37,644
66,930	FNMA±	4.40	10/01/2024	67,373
2,555	FNMA±	9.10	10/01/2024	2,537
322,905	FNMA±	2.64	11/01/2024	340,299
186,904	FNMA±	2.77	11/01/2024	197,332
21,746	FNMA±	2.91	11/01/2024	22,184
212,311	FNMA±	3.86	11/01/2024	213,691
65,275	FNMA	7.06	11/01/2024	74,644
121,845	FNMA±	2.24	12/01/2024	127,205
47,134	FNMA±	2.43	12/01/2024	49,255
62,953	FNMA	7.06	12/01/2024	71,988
2,603	FNMA±	8.38	12/01/2024	2,595
63,104	FNMA	9.50	12/01/2024	74,380
88,270	FNMA±	2.80	01/01/2025	92,816
41,466	FNMA	7.06	01/01/2025	47,417
123,836	FNMA	7.06	03/01/2025	141,609
16,419	FNMA	7.06	03/01/2025	18,776
27,915 2	FNMA	7.06	04/01/2025	31,959
139,665	FNMA±	2.63	05/01/2025	147,329
1,495	FNMA±	5.96	05/01/2025	1,501
12,097	FNMA±	2.63	06/01/2025	12,702
46,809	FNMA±	4.85	06/01/2025	46,898
8,088	FNMA±	2.41	07/01/2025	8,154

34 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$106,152	FNMA±	2.53%	08/01/2025	$111,952
201,830	FNMA±	2.45	10/01/2025	211,891
24,643	FNMA±	2.85	10/01/2025	26,012
18,145	FNMA±	4.72	10/01/2025	19,141
30,278	FNMA±	2.49	12/01/2025	30,286
943	FNMA±	7.75	01/01/2026	947
11,113	FNMA±	2.97	04/01/2026	11,663
149,008	FNMA±	2.50	06/01/2026	157,012
159,400	FNMA±	3.79	08/01/2026	167,405
1,794,124	FNMA±	3.83	08/01/2026	1,883,892
267,877	FNMA±	2.60	09/01/2026	271,933
25,124	FNMA	8.50	10/01/2026	29,363
260,797	FNMA	8.00	12/01/2026	303,842
54,581	FNMA±	2.38	01/01/2027	56,833
1,447,904	FNMA±	2.53	01/01/2027	1,527,640
71,871	FNMA	7.06	01/01/2027	81,927
104,939	FNMA	8.50	02/01/2027	122,044
241,888	FNMA±	2.71	03/01/2027	243,653
138,377	FNMA±	2.73	05/01/2027	145,795
5,063	FNMA±	2.50	06/01/2027	5,305
149,180	FNMA±	2.60	06/01/2027	157,622
170,030	FNMA±	2.77	06/01/2027	179,369
222,817	FNMA±	2.67	07/01/2027	235,285
580,598	FNMA±	2.70	07/01/2027	613,348
77,511	FNMA±	3.21	11/01/2027	81,129
4,248	FNMA±	3.38	11/01/2027	4,301
15,012	FNMA±	2.59	01/01/2028	15,821
57,977	FNMA±	2.85	02/01/2028	61,015
182,557	FNMA±	2.50	03/01/2028	182,294
55,308	FNMA±	2.54	04/01/2028	58,269
715,941	FNMA±	2.70	04/01/2028	754,965
164,804	FNMA±	3.51	05/01/2028	166,866
484,787	FNMA±	3.61	05/01/2028	498,201
84,127	FNMA±	5.16	06/01/2028	86,637
144,594	FNMA	6.00	06/01/2028	154,344
409	FNMA±	2.66	07/01/2028	429
500,994	FNMA±	3.09	07/01/2028	526,267
209,168	FNMA±	3.73	07/01/2028	214,977
1,215,672	FNMA	6.50	08/01/2028	1,382,393
138,802	FNMA±	2.63	09/01/2028	140,240
21,882	FNMA±	4.38	09/01/2028	22,592
393,463	FNMA±	3.07	10/01/2028	414,203
519,390	FNMA±	3.84	11/01/2028	548,113
153,900	FNMA±	2.63	12/01/2028	162,658
366,893	FNMA±	3.38	12/01/2028	376,074
45,742	FNMA±	3.38	01/01/2029	46,875
78,244	FNMA±	3.80	01/01/2029	82,297
241,838	FNMA±	3.79	02/01/2029	253,896
4,173,726	FNMA±	3.89	02/01/2029	4,416,632
568,488	FNMA±	1.85	05/01/2029	590,661
1,871,454	FNMA±	3.90	08/01/2029	1,970,196
782,171	FNMA±	2.83	10/01/2029	825,701
307,432	FNMA±	3.90	10/01/2029	311,477
15,800	FNMA±	3.38	11/01/2029	16,575
924	FNMA	8.00	02/01/2030	1,074
67,941	FNMA±	2.88	03/01/2030	69,683

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 35
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$378,238	FNMA±	3.19%	03/01/2030	$398,194
28,103	FNMA±	3.82	03/01/2030	28,288
1,130	FNMA	8.00	03/01/2030	1,311
299,237	FNMA±	2.42	04/01/2030	313,216
140,760	FNMA±	2.59	04/01/2030	148,300
77,046	FNMA±	3.27	04/01/2030	79,688
462,127	FNMA±	2.83	06/01/2030	486,387
160,094	FNMA	8.50	06/01/2030	187,092
140,462	FNMA±	2.59	07/01/2030	147,266
62,462	FNMA	9.00	07/01/2030	72,791
289,687	FNMA±	3.20	08/01/2030	303,176
23,510	FNMA±	2.60	09/01/2030	24,765
415,501	FNMA±	2.66	09/01/2030	438,432
269,020	FNMA±	1.73	12/01/2030	272,970
99,003	FNMA±	2.58	12/01/2030	100,064
1,597,679	FNMA±	2.72	12/01/2030	1,680,825
97,225	FNMA±	3.14	01/01/2031	97,319
307,980	FNMA	7.50	01/01/2031	355,611
15,627	FNMA	8.00	02/01/2031	18,170
113,980	FNMA±	2.43	03/01/2031	119,737
283,147	FNMA	6.50	05/01/2031	322,068
377,149	FNMA±	2.07	06/01/2031	393,259
57,564	FNMA	8.00	07/01/2031	67,010
185,756	FNMA±	2.13	08/01/2031	189,263
181,736	FNMA±	2.17	08/01/2031	180,651
87,936	FNMA±	2.33	08/01/2031	88,425
156,606	FNMA±	2.47	08/01/2031	158,212
80,347	FNMA±	5.09	08/01/2031	85,327
485,200	FNMA±	2.14	09/01/2031	500,755
512,108	FNMA±	4.38	09/01/2031	512,793
116,894	FNMA±	3.02	11/01/2031	122,129
51,912	FNMA±	3.70	11/01/2031	53,465
288,252	FNMA±	4.13	11/01/2031	298,284
218,930	FNMA±	1.98	12/01/2031	226,508
194,404	FNMA±	2.00	12/01/2031	201,034
483,051	FNMA±	2.03	12/01/2031	500,302
512,243	FNMA±	1.86	01/01/2032	523,145
44,248	FNMA±	1.99	01/01/2032	43,996
289,624	FNMA±	2.78	01/01/2032	305,695
4,375,768	FNMA±	2.59	02/01/2032	4,555,891
161,841	FNMA±	2.85	03/01/2032	171,011
136,216	FNMA±	2.49	04/01/2032	141,733
289,927	FNMA±	4.23	04/01/2032	297,371
133,263	FNMA±	2.15	05/01/2032	138,652
417,953	FNMA±	2.58	05/01/2032	435,647
200,804	FNMA±	2.27	06/01/2032	201,522
185,289	FNMA±	2.43	06/01/2032	194,757
411,227	FNMA±	2.43	06/01/2032	432,369
63,117	FNMA±	2.57	06/01/2032	66,198
328,735	FNMA±	2.76	06/01/2032	346,923
248,809	FNMA±	2.26	07/01/2032	249,204
310,498	FNMA±	1.65	08/01/2032	311,799
193,502	FNMA±	2.16	08/01/2032	199,098
74,961	FNMA±	1.83	09/01/2032	75,298
160,646	FNMA±	2.59	09/01/2032	162,253
2,624,076	FNMA±	3.19	09/01/2032	2,777,716

36 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$12,629,677	FNMA±	3.43%	09/01/2032	$13,214,693
219,850	FNMA±	3.47	09/01/2032	222,749
35,287	FNMA±	2.46	11/01/2032	36,961
485,194	FNMA±	3.73	12/01/2032	501,040
190,275	FNMA±	2.91	01/01/2033	198,229
79,491	FNMA±	3.42	01/01/2033	79,417
517,704	FNMA	7.50	01/01/2033	598,537
281,120	FNMA±	2.06	02/01/2033	292,126
187,202	FNMA±	2.59	02/01/2033	192,043
633,428	FNMA±	2.62	02/01/2033	666,960
110,900	FNMA±	4.04	02/01/2033	111,634
9,368	FNMA±	2.58	03/01/2033	9,813
4,974,416	FNMA±	2.71	03/01/2033	5,186,270
1,501,312	FNMA±	3.32	03/01/2033	1,556,412
1,821,052	FNMA±	2.04	04/01/2033	1,870,830
2,367,003	FNMA±	2.58	04/01/2033	2,484,572
1,439,759	FNMA±	2.79	04/01/2033	1,510,485
1,010,972	FNMA±	2.86	04/01/2033	1,058,443
1,462,883	FNMA±	2.52	05/01/2033	1,543,773
550,383	FNMA	7.50	05/01/2033	636,595
327,904	FNMA	7.50	05/01/2033	377,708
422,119	FNMA	8.00	05/01/2033	490,821
790,122	FNMA±	2.74	06/01/2033	832,378
434,336	FNMA±	5.59	06/01/2033	450,345
319,585	FNMA	7.50	06/01/2033	368,830
65,729	FNMA±	2.62	07/01/2033	65,942
361,115	FNMA	7.50	07/01/2033	417,565
4,598	FNMA±	1.87	08/01/2033	4,656
722,554	FNMA±	2.00	08/01/2033	735,581
286,622	FNMA	7.50	08/01/2033	331,519
261,280	FNMA±	2.22	09/01/2033	271,207
71,517	FNMA±	2.73	09/01/2033	74,634
47,382	FNMA±	2.98	09/01/2033	47,582
15,193,727	FNMA±	3.05	09/01/2033	15,942,629
207,680	FNMA±	3.54	09/01/2033	207,678
107,075	FNMA±	3.85	09/01/2033	110,068
36,705,634	FNMA±	2.98	10/01/2033	38,578,358
3,055,271	FNMA±	2.45	12/01/2033	3,209,511
100,325	FNMA±	6.45	02/01/2034	104,438
8,514,816	FNMA±	2.49	04/01/2034	8,962,244
2,639,737	FNMA±	3.88	04/01/2034	2,750,894
1,562,661	FNMA±	4.73	05/01/2034	1,627,093
8,134,000	FNMA±	2.60	06/01/2034	8,531,896
807,956	FNMA±	4.19	06/01/2034	841,916
1,138,835	FNMA±	3.96	10/01/2034	1,148,225
5,748,193	FNMA±	2.69	11/01/2034	6,057,049
2,190,914	FNMA±	2.90	01/01/2035	2,239,815
15,785,167	FNMA±	2.45	02/01/2035	16,497,719
11,086,394	FNMA±	2.55	02/01/2035	11,708,315
3,783,802	FNMA±	3.26	02/01/2035	3,831,309
10,838,504	FNMA±	2.64	03/01/2035	11,370,440
7,310,966	FNMA±	2.73	03/01/2035	7,697,243
6,193,463	FNMA±	2.43	04/01/2035	6,489,588
6,188,963	FNMA±	2.55	05/01/2035	6,491,769
13,011,868	FNMA±	2.65	05/01/2035	13,656,330
5,035,259	FNMA±	2.69	05/01/2035	5,289,921

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 37
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$6,216,839	FNMA±	2.46%	06/01/2035	$6,510,168
4,409,627	FNMA±	2.36	07/01/2035	4,546,253
3,170,200	FNMA±	2.40	07/01/2035	3,268,988
1,089,379	FNMA±	2.45	08/01/2035	1,120,645
2,402,130	FNMA±	2.58	08/01/2035	2,477,606
6,864,405	FNMA±	2.93	08/01/2035	7,213,598
7,725,344	FNMA±	2.98	08/01/2035	8,153,250
1,866,107	FNMA±	3.15	09/01/2035	1,956,255
19,295,282	FNMA±	2.25	10/01/2035	19,840,213
7,740,129	FNMA±	2.59	10/01/2035	8,142,591
25,776,938	FNMA±	2.99	11/01/2035	27,286,900
20,150,758	FNMA±	2.27	12/01/2035	20,747,010
9,817,473	FNMA±	2.26	01/01/2036	10,128,994
791,057	FNMA±	3.15	01/01/2036	797,542
320,400	FNMA±	3.35	01/01/2036	323,071
11,261,439	FNMA±	2.71	02/01/2036	11,803,941
8,038,802	FNMA±	2.73	02/01/2036	8,383,801
653,252	FNMA±	2.80	04/01/2036	675,254
8,417,281	FNMA±	3.01	05/01/2036	8,819,715
7,139,419	FNMA±	2.46	08/01/2036	7,333,879
2,830,242	FNMA±	2.87	09/01/2036	2,980,145
310,404	FNMA±	4.59	12/01/2036	324,250
17,125,493	FNMA±	2.90	07/01/2037	18,026,653
11,629,457	FNMA±	3.18	09/01/2037	12,263,612
1,795,849	FNMA±	2.94	01/01/2038	1,831,059
3,053,136	FNMA±	2.45	07/01/2038	3,196,611
2,386,363	FNMA±	2.50	07/01/2038	2,508,710
6,875,715	FNMA±	2.54	07/01/2038	7,253,239
4,619,194	FNMA±	3.02	07/01/2039	4,912,648
14,080,316	FNMA±	2.62	08/01/2039	14,768,514
301,756	FNMA±	2.31	11/01/2039	303,656
509,598	FNMA±	2.41	12/01/2039	533,443
4,739,302	FNMA±	3.18	04/01/2040	5,034,500
510,503	FNMA±	3.19	04/01/2040	536,292
1,791,180	FNMA±	2.91	06/01/2040	1,851,961
1,969,766	FNMA±	2.75	08/01/2040	2,076,345
19,570,654	FNMA±	2.56	12/01/2040	20,575,996
10,947,275	FNMA±	2.65	12/01/2040	11,529,628
5,747,490	FNMA±	2.83	04/01/2042	5,877,259
9,960,936	FNMA±	2.54	07/01/2048	10,482,959
13,692,152	FNMA±	2.61	07/01/2048	14,395,315
291,321	FNMA±	3.68	12/01/2050	304,368
77,488	FNMA Series 1989-74 Class J	9.80	10/25/2019	92,240
26,630	FNMA Series 1989-96 Class H	9.00	12/25/2019	29,985
500,977	FNMA Series 1992-039 Class FA±	3.02	03/25/2022	529,799
93,761	FNMA Series 1992-045 Class F±	3.02	04/25/2022	98,373
70,463	FNMA Series 1992-87 Class Z	8.00	05/25/2022	79,334
412,089	FNMA Series 1993-113 Class FA±	2.95	07/25/2023	430,057
856,781	FNMA Series 1994-14 Class F±	3.11	10/25/2023	895,544
362,691	FNMA Series 1998-M5 Class D	6.35	06/25/2020	378,465
2,207,086	FNMA Series 1998-T2 Class A5±	2.89	01/25/2032	2,241,477
551,972	FNMA Series 2001-50 Class BA	7.00	10/25/2041	610,326
598,396	FNMA Series 2001-63 Class FD±	0.86	12/18/2031	602,914
426,688	FNMA Series 2001-81 Class F±	0.81	01/25/2032	429,028
8,702,629	FNMA Series 2001-T10 Class A2	7.50	12/25/2041	10,163,039
663,366	FNMA Series 2001-T12 Class A2	7.50	08/25/2041	757,261

38 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$12,806,113	FNMA Series 2001-T12 Class A4±	4.11%	08/25/2041	$13,368,381
366,265	FNMA Series 2001-T8 Class A1	7.50	07/25/2041	415,469
1,677,195	FNMA Series 2001-W03 Class A	7.00	09/25/2041	1,939,571
911,076	FNMA Series 2002-05 Class FD±	1.16	02/25/2032	924,046
16,846,472	FNMA Series 2002-66 Class A3±	3.81	04/25/2042	17,417,672
3,309,304	FNMA Series 2002-D12 Class A5±	4.06	10/25/2041	3,310,161
2,044,149	FNMA Series 2002-T12 Class A3	7.50	05/25/2042	2,382,072
246,179	FNMA Series 2002-T19 Class A4±	3.93	03/25/2042	247,417
5,068,348	FNMA Series 2002-W04 Class A6±	4.25	05/25/2042	5,290,880
2,810,609	FNMA Series 2002-W1 Class 3A±	3.86	04/25/2042	2,879,158
2,109,011	FNMA Series 2003-07 Class A2±	3.25	05/25/2042	2,170,634
2,936,995	FNMA Series 2003-63 Class A8±	3.22	01/25/2043	3,040,248
776,171	FNMA Series 2003-W02 Class 1A3	7.50	07/25/2042	910,303
2,678,728	FNMA Series 2003-W04 Class 5A±	4.06	10/25/2042	2,801,363
3,354,657	FNMA Series 2003-W08 Class 4A±	3.96	11/25/2042	3,320,110
6,378,687	FNMA Series 2003-W10 Class 2A±	3.92	06/25/2043	6,658,751
26,028,823	FNMA Series 2003-W18 Class 2A±	4.18	06/25/2043	27,171,650
3,790,522	FNMA Series 2004-T03 Class 2A±	4.34	08/25/2043	3,862,878
1,312,473	FNMA Series 2004-T3 Class 1A3	7.00	02/25/2044	1,523,699
667,330	FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	771,726
11,608,501	FNMA Series 2004-W12 Class 2A±	4.14	06/25/2044	12,184,937
17,271,071	FNMA Series 2004-W15 Class 3A±	3.72	06/25/2044	18,156,753
559,940	FNMA Series 2004-W2 Class 5A	7.50	03/25/2044	646,906
3,150,713	FNMA Series 2005-W3 Class 3A±	3.71	04/25/2045	3,204,891
18,496,200	FNMA Series 2006-W1 Class 3A±	3.14	10/25/2045	19,152,238
422,046	FNMA Series G92-20 Class FB±	3.02	04/25/2022	443,461
1,442,860	FNMA Series G93-1 Class K	6.68	01/25/2023	1,584,233
223,969	FNMA Whole Loan Series 2004-W1 Class 3A±	4.32	01/25/2043	229,936

				774,129,431

Government National Mortgage Association: 3.27%
9,094	GNMA	5.00	08/20/2015	9,543
10,735	GNMA	5.00	09/20/2015	11,265
10,897	GNMA	5.00	10/20/2015	11,438
372,942	GNMA±	4.00	01/20/2016	389,659
21,820	GNMA±	3.38	02/20/2016	22,720
48,810	GNMA±	3.38	03/20/2016	50,825
60,177	GNMA±	4.00	03/20/2016	62,875
36,420	GNMA±	3.38	04/20/2016	37,921
8,125	GNMA±	4.00	04/20/2016	8,485
12,175	GNMA	9.00	05/15/2016	12,316
3,227	GNMA±	3.38	05/20/2016	3,360
1,234	GNMA±	4.00	05/20/2016	1,289
2,054	GNMA	9.00	07/15/2016	2,089
22,131	GNMA±	2.63	07/20/2016	22,960
23,180	GNMA	9.00	08/15/2016	26,160
9,448	GNMA	9.00	11/15/2016	9,514
10,449	GNMA	9.00	11/15/2016	11,792
43,690	GNMA	9.00	11/15/2016	49,306
633	GNMA	9.00	12/15/2016	644
23,368	GNMA±	3.38	01/20/2017	24,333
10,577	GNMA	9.00	02/15/2017	12,037
1,875	GNMA	9.00	02/15/2017	2,134
29,965	GNMA±	3.38	02/20/2017	31,202
126,289	GNMA±	3.38	02/20/2017	131,503
37,577	GNMA±	3.38	03/20/2017	39,128

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 39
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$22,071	GNMA±	3.38%	03/20/2017	$22,982
2,006	GNMA	9.00	05/15/2017	2,020
101,112	GNMA±	3.38	05/20/2017	105,278
37,488	GNMA±	3.38	05/20/2017	39,033
8,572	GNMA±	3.38	06/20/2017	8,925
41,459	GNMA	7.25	07/15/2017	46,158
14,230	GNMA	9.00	07/15/2017	16,195
22,828	GNMA±	3.00	07/20/2017	23,726
62,135	GNMA	7.25	08/15/2017	68,937
49,161	GNMA	7.25	08/15/2017	54,484
16,573	GNMA	7.25	08/15/2017	18,451
34,438	GNMA±	2.63	08/20/2017	35,727
204,202	GNMA±	3.00	08/20/2017	212,232
15,531	GNMA±	3.00	08/20/2017	16,134
63,206	GNMA	7.25	09/15/2017	70,370
43,664	GNMA±	2.13	09/20/2017	45,175
7,205	GNMA±	2.63	09/20/2017	7,475
8,020	GNMA±	2.63	09/20/2017	8,320
219,967	GNMA±	3.00	09/20/2017	228,617
32,857	GNMA±	3.50	09/20/2017	34,232
115,596	GNMA	7.25	10/15/2017	128,288
67,363	GNMA	7.25	10/15/2017	74,698
15,023	GNMA±	2.50	10/20/2017	15,571
91,587	GNMA±	2.75	10/20/2017	95,044
521	GNMA±	3.50	10/20/2017	542
43,083	GNMA	7.25	11/15/2017	47,516
43,108	GNMA±	2.50	11/20/2017	44,681
41,749	GNMA±	3.00	11/20/2017	43,377
95,388	GNMA±	3.50	11/20/2017	99,346
39,341	GNMA±	4.00	11/20/2017	41,071
31,774	GNMA±	2.50	12/20/2017	32,934
243,733	GNMA±	3.00	12/20/2017	253,237
4,666	GNMA±	4.50	12/20/2017	4,883
31,592	GNMA	7.25	01/15/2018	35,193
33,581	GNMA	7.25	01/15/2018	37,597
78,125	GNMA±	3.38	01/20/2018	81,351
34,199	GNMA	7.25	02/15/2018	38,054
74,609	GNMA±	3.50	02/20/2018	77,767
9,387	GNMA±	3.50	03/20/2018	9,784
9,898	GNMA±	3.50	04/20/2018	10,312
19,208	GNMA±	4.00	04/20/2018	20,059
17,692	GNMA	7.25	05/15/2018	19,430
3,705	GNMA±	3.50	05/20/2018	3,860
13,864	GNMA±	3.38	06/20/2018	14,435
824	GNMA±	2.63	07/20/2018	855
79,636	GNMA±	2.63	07/20/2018	82,618
50,450	GNMA±	2.63	08/20/2018	52,339
12,146	GNMA±	2.63	08/20/2018	12,601
9,333	GNMA±	3.50	09/20/2018	9,723
6,611	GNMA±	3.00	11/20/2018	6,869
124,327	GNMA±	4.00	11/20/2018	129,796
3,008	GNMA±	3.00	12/20/2018	3,125
5,794	GNMA±	3.38	01/20/2019	6,034
160,909	GNMA±	4.00	01/20/2019	162,984
14,183	GNMA±	3.38	02/20/2019	14,769
52,818	GNMA±	3.50	02/20/2019	55,054

40 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$4,755	GNMA±	3.38%	03/20/2019	$4,951
26,212	GNMA±	3.38	03/20/2019	27,294
33,338	GNMA±	3.38	05/20/2019	34,712
10,558	GNMA±	4.00	05/20/2019	11,026
64,769	GNMA±	3.38	06/20/2019	67,438
5,278	GNMA±	4.50	06/20/2019	5,526
43,052	GNMA±	3.00	08/20/2019	44,745
85,383	GNMA±	3.50	09/20/2019	88,955
17,703	GNMA±	3.50	01/20/2020	18,452
5,949	GNMA	9.00	03/15/2020	6,979
15,796	GNMA±	3.38	06/20/2020	16,446
57,743	GNMA±	3.50	06/20/2020	60,158
1,804	GNMA±	3.50	07/20/2020	1,880
29,763	GNMA±	2.50	11/20/2020	30,849
19,160	GNMA±	2.50	12/20/2020	19,859
31,298	GNMA±	3.38	01/20/2021	32,591
401	GNMA±	3.38	01/20/2021	417
90,300	GNMA±	3.38	02/20/2021	94,028
602	GNMA±	3.38	02/20/2021	627
17,847	GNMA±	3.38	05/20/2021	18,583
107,996	GNMA±	3.38	06/20/2021	112,445
1,116	GNMA	9.00	08/15/2021	1,136
39,509	GNMA±	2.63	08/20/2021	40,988
84,199	GNMA±	2.63	08/20/2021	87,353
19,395	GNMA±	2.63	08/20/2021	20,121
436,459	GNMA±	2.13	10/20/2021	451,568
46,443	GNMA±	2.13	11/20/2021	48,050
17,482	GNMA±	2.13	12/20/2021	18,087
47,513	GNMA±	2.50	12/20/2021	49,247
213,898	GNMA±	3.38	01/20/2022	222,728
6,794	GNMA±	3.88	01/20/2022	7,098
74,543	GNMA±	3.38	02/20/2022	77,620
182,137	GNMA±	3.38	02/20/2022	189,657
10,245	GNMA±	3.38	02/20/2022	10,668
7,867	GNMA±	3.38	02/20/2022	8,192
198,999	GNMA±	3.38	03/20/2022	207,214
362,854	GNMA±	3.38	03/20/2022	377,834
59,007	GNMA±	3.38	03/20/2022	61,443
580,804	GNMA±	3.38	04/20/2022	604,734
547,373	GNMA±	3.38	04/20/2022	569,925
72,883	GNMA±	3.38	05/20/2022	75,886
535,613	GNMA±	3.38	05/20/2022	557,680
142,967	GNMA±	3.38	05/20/2022	148,857
31,241	GNMA±	3.38	05/20/2022	32,528
7,378	GNMA±	3.38	06/20/2022	7,682
41,677	GNMA±	3.38	06/20/2022	43,394
21,796	GNMA±	2.63	07/20/2022	22,613
12,347	GNMA±	2.63	07/20/2022	12,809
14,497	GNMA±	2.63	07/20/2022	15,040
7,351	GNMA±	3.13	07/20/2022	7,648
8,571	GNMA±	3.13	07/20/2022	8,918
157,111	GNMA±	2.63	09/20/2022	162,995
81,056	GNMA±	2.63	09/20/2022	84,092
17,079	GNMA±	2.63	09/20/2022	17,719
62,919	GNMA±	2.13	10/20/2022	65,097
213,858	GNMA±	2.13	10/20/2022	221,261

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 41
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$127,400	GNMA±	2.13%	11/20/2022	$131,810
169,104	GNMA±	2.13	11/20/2022	174,958
48,920	GNMA±	2.13	12/20/2022	50,613
657,456	GNMA±	2.13	12/20/2022	680,215
12,481	GNMA±	2.13	12/20/2022	12,913
105,108	GNMA±	2.13	12/20/2022	108,746
1,505,310	GNMA±	3.38	01/20/2023	1,567,456
104,832	GNMA±	3.38	01/20/2023	109,160
129,048	GNMA±	3.38	02/20/2023	134,376
76,805	GNMA±	3.38	02/20/2023	79,976
139,045	GNMA±	3.38	02/20/2023	144,786
26,514	GNMA±	3.38	02/20/2023	27,609
150,813	GNMA±	3.38	03/20/2023	157,039
24,344	GNMA±	3.38	04/20/2023	25,347
54,159	GNMA±	3.38	04/20/2023	56,390
17,815	GNMA±	3.38	05/20/2023	18,549
52,284	GNMA±	3.38	05/20/2023	54,438
508,344	GNMA±	3.38	06/20/2023	529,288
231,416	GNMA±	3.38	06/20/2023	240,951
9,201	GNMA±	2.63	07/20/2023	9,545
712,578	GNMA±	2.63	09/20/2023	739,265
156,979	GNMA±	2.63	09/20/2023	162,858
565,123	GNMA±	2.63	09/20/2023	586,287
1,420,261	GNMA±	2.13	10/20/2023	1,469,427
1,076,072	GNMA±	2.13	11/20/2023	1,113,323
1,064,611	GNMA±	2.13	11/20/2023	1,101,465
51,701	GNMA±	2.13	12/20/2023	53,490
176,806	GNMA±	2.13	12/20/2023	182,927
1,516,803	GNMA±	2.13	12/20/2023	1,569,311
37,655	GNMA±	3.38	04/20/2024	39,207
391,008	GNMA±	3.38	04/20/2024	407,118
346,841	GNMA±	3.38	05/20/2024	361,131
30,944	GNMA±	3.38	05/20/2024	32,219
38,011	GNMA±	3.38	06/20/2024	39,577
29,003	GNMA±	3.38	06/20/2024	30,198
200,905	GNMA±	3.38	06/20/2024	209,183
167,476	GNMA±	2.63	07/20/2024	173,748
982,026	GNMA±	2.63	07/20/2024	1,018,804
522,125	GNMA±	2.63	07/20/2024	541,679
1,211	GNMA	9.00	07/20/2024	1,438
67,392	GNMA±	2.63	08/20/2024	69,916
88,619	GNMA±	2.63	08/20/2024	91,938
817	GNMA	9.00	08/20/2024	970
3,017	GNMA	9.00	09/20/2024	3,584
1,806,828	GNMA±	2.13	10/20/2024	1,869,376
810,955	GNMA±	2.50	10/20/2024	840,548
26,919	GNMA	9.00	10/20/2024	31,976
851,658	GNMA±	2.13	11/20/2024	881,140
151,597	GNMA±	2.13	11/20/2024	156,845
745	GNMA	9.00	11/20/2024	885
557,047	GNMA±	2.50	12/20/2024	577,375
11,385	GNMA	9.00	01/20/2025	13,553
43,346	GNMA	9.00	02/20/2025	51,600
222,164	GNMA±	3.38	04/20/2025	231,317
8,742	GNMA±	3.38	04/20/2025	9,102
102,280	GNMA	6.45	04/20/2025	115,233

42 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$56,745	GNMA	6.45%	05/20/2025	$63,932
10,779	GNMA±	2.63	07/20/2025	11,182
275,298	GNMA±	2.63	09/20/2025	285,608
57,965	GNMA	6.45	09/20/2025	65,305
935,327	GNMA±	2.13	10/20/2025	967,706
186,591	GNMA±	2.13	10/20/2025	193,050
969,580	GNMA±	3.38	01/20/2026	1,009,608
792,766	GNMA±	3.38	02/20/2026	825,494
163,761	GNMA±	2.63	09/20/2026	169,894
162,771	GNMA±	2.13	10/20/2026	168,406
14,850	GNMA±	2.13	11/20/2026	15,365
12,053	GNMA±	2.13	01/20/2027	12,470
406,328	GNMA±	3.38	01/20/2027	423,103
11,668	GNMA±	3.38	02/20/2027	12,149
39,613	GNMA±	3.38	05/20/2027	41,245
3,769	GNMA±	2.63	07/20/2027	3,910
29,281	GNMA±	2.63	08/20/2027	30,378
5,878	GNMA±	2.63	08/20/2027	6,098
6,237	GNMA±	2.63	09/20/2027	6,471
10,676	GNMA±	2.13	10/20/2027	11,045
9,541	GNMA±	2.13	11/20/2027	9,871
11,030	GNMA±	3.38	01/20/2028	11,485
149,455	GNMA	6.75	02/15/2029	171,030
325,542	GNMA±	2.13	12/20/2029	336,812
184,433	GNMA±	3.00	01/20/2030	191,778
233,944	GNMA±	2.13	10/20/2030	242,042
12,478	GNMA±	2.13	11/20/2031	12,910
1,652	GNMA±	2.13	12/20/2031	1,710
118,243	GNMA±	3.50	04/20/2032	123,189
286,459	GNMA±	3.50	05/20/2032	298,440
707,073	GNMA±	3.50	06/20/2032	736,647
832,894	GNMA±	2.13	11/20/2032	861,727
112,158	GNMA±	2.00	12/20/2032	115,971
5,127	GNMA±	3.50	02/20/2033	5,345
65,333	GNMA±	3.50	03/20/2033	68,098
429,822	GNMA	6.50	06/20/2034	483,968
90,538	GNMA	6.50	06/20/2034	101,943
73,425	GNMA	7.00	07/20/2034	83,684
127,987	GNMA	7.00	07/20/2034	145,870
2,583,936	GNMA	6.50	08/20/2034	2,909,442
102,792	GNMA	6.50	08/20/2034	115,740
245,567	GNMA	6.50	08/20/2034	276,502
134,852	GNMA	6.50	08/20/2034	151,839
7,777,661	GNMA Series 2003-1 Class SW(c)±	0.60	06/16/2031	37,171
713,388	GNMA Series 2004-41 Class SE(c)±	6.94	05/20/2030	9,019

				39,967,439

Total Agency Securities (Cost $1,154,479,355)				1,168,872,397

Collateralized Mortgage Obligations: 0.98%
12,000,000	National Credit Union Administration Guaranteed Notes Series 2011-C1 Class 1A± (a)	0.60	02/28/2020	12,000,000

Total Collateralized Mortgage Obligations (Cost $12,000,000)				12,000,000

Short-Term Investments: 2.85%

US Treasury Bills: 0.03%
400,000	US Treasury Bill#^	0.11	03/24/2011	399,970

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 43
ADJUSTABLE RATE GOVERNMENT FUND

Shares	Security Name		Yield	Value
Investment Companies: 2.82%
34,425,601	Wells Fargo Advantage Government Money Market Fund(l)(u)		0.01%	$34,425,601

Total Short-Term Investments (Cost $34,825,569)				34,825,571

Total Investments in Securities (Cost $1,201,304,924)*		99.38%		1,215,697,968

Other Assets and Liabilities, Net		0.62		7,600,247

Total Net Assets		100.00%		$1,223,298,215

±	Variable rate investments.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,202,767,754 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,619,198
Gross unrealized depreciation	(1,688,984)

Net unrealized appreciation	$12,930,214
The accompanying notes are an integral part of these financial statements.

44 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 67.55%

Federal Home Loan Bank: 0.28%
$6,150,000	FHLB	5.63%	03/14/2036	$6,779,170

Federal Home Loan Mortgage Corporation: 8.76%
1,399,241	FHLMC±	0.72	02/15/2033	1,401,367
570,575	FHLMC	2.93	11/01/2012	572,670
10,088,967	FHLMC	6.00	05/25/2043	11,015,971
328	FHLMC #170053	14.75	08/01/2011	340
97	FHLMC #170069	14.00	11/01/2012	98
105	FHLMC #170189	9.50	09/01/2016	121
762	FHLMC #170198	9.50	10/01/2016	871
20,366	FHLMC #170215	8.00	02/01/2017	23,040
45,524	FHLMC #170235	10.50	08/01/2019	52,676
11,081	FHLMC #1B0123±	3.03	09/01/2031	11,142
280,536	FHLMC #1B0129±	3.10	09/01/2031	282,818
3,158,201	FHLMC #1G1393±	5.93	12/01/2036	3,341,866
2,120,769	FHLMC #1J0817±	5.90	01/01/2038	2,256,987
5,654,473	FHLMC #1Q0183±	5.93	10/01/2036	5,975,342
3,476,770	FHLMC #1R0005±	3.62	07/01/2032	3,551,651
65	FHLMC #306642	10.50	02/01/2019	74
54	FHLMC #360008	10.00	08/01/2017	60
29	FHLMC #360044	10.00	01/01/2019	33
43	FHLMC #360063	10.50	06/01/2019	49
127	FHLMC #360067	10.00	08/01/2019	144
381	FHLMC #360071	9.50	08/01/2019	446
1,283	FHLMC #360077	9.00	08/01/2019	1,500
675	FHLMC #360080	9.00	12/01/2019	792
20	FHLMC #360089	9.50	02/01/2020	24
260	FHLMC #360096	9.00	02/01/2020	305
45	FHLMC #360104	10.00	03/01/2020	52
88	FHLMC #360108	10.00	06/01/2020	101
73	FHLMC #360109	10.00	07/01/2020	84
161	FHLMC #360110	9.50	06/01/2020	190
84	FHLMC #360114	10.00	08/01/2020	96
1,212	FHLMC #360116	9.50	08/01/2020	1,437
155	FHLMC #360117	9.50	09/01/2020	184
68	FHLMC #360122	9.50	10/01/2020	80
11,655,000	FHLMC #3748 D	4.00	11/15/2039	11,263,464
294	FHLMC #530935	10.50	05/01/2019	336
183	FHLMC #531025	9.00	08/01/2019	187
57	FHLMC #533736	9.50	08/01/2018	57
354	FHLMC #537360	9.00	08/01/2019	376
488	FHLMC #538318	10.00	12/01/2019	561
228	FHLMC #538321	9.00	01/01/2020	267
86,568	FHLMC #545187	10.50	12/01/2019	99,455
5,084	FHLMC #546817	9.00	02/01/2020	5,943
2,919	FHLMC #547036	9.00	03/01/2020	3,426
3,016	FHLMC #547212	10.50	02/01/2020	3,471
388	FHLMC #547408	9.00	03/01/2020	457
9,043	FHLMC #549166	10.50	05/01/2020	10,406
559	FHLMC #549849	9.00	09/01/2020	656
60,653	FHLMC #552435	10.50	08/01/2020	70,290
30	FHLMC #553178	9.50	09/01/2020	35
102	FHLMC #554395	9.00	12/01/2020	120

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 45
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$8,862	FHLMC #554793	9.00%	04/01/2021	$10,435
195,092	FHLMC #555503	9.00	04/01/2021	212,138
377,324	FHLMC #611023±	2.45	10/01/2026	395,121
96,955	FHLMC #786210±	6.38	01/01/2026	97,648
439,868	FHLMC #786823±	2.79	07/01/2029	462,013
191,985	FHLMC #789483±	2.73	06/01/2032	201,037
139,986	FHLMC #865496±	4.78	05/01/2026	146,900
100,948	FHLMC #884009	10.50	05/01/2020	117,737
22,402	FHLMC #A00687	9.50	09/01/2020	25,526
11,466	FHLMC #A01144	9.00	03/01/2021	13,182
15,414	FHLMC #A01434	9.00	06/01/2016	15,584
151,533	FHLMC #A01562	9.00	11/01/2018	160,493
38,064	FHLMC #A01620	9.00	04/01/2017	40,314
28,716	FHLMC #A01659	9.00	01/01/2017	31,991
35,057	FHLMC #A01860	8.50	06/01/2017	39,716
6,963,932	FHLMC #A93454	5.00	08/01/2040	7,293,475
993,896	FHLMC #B13066	4.00	03/01/2014	1,038,961
871,836	FHLMC #B13579	5.00	04/01/2019	934,856
734,532	FHLMC #B13580	5.00	04/01/2019	787,628
5,372,434	FHLMC #B13654	4.00	04/01/2014	5,532,130
1,298,678	FHLMC #B15194	5.00	06/01/2019	1,392,552
1,213,331	FHLMC #B16884	5.00	10/01/2019	1,299,646
3,795,932	FHLMC #B17855	5.00	02/01/2020	4,070,319
135	FHLMC #C00001	9.50	10/01/2020	160
192	FHLMC #C00004	9.50	11/01/2020	229
691	FHLMC #C00032	9.00	04/01/2021	817
417	FHLMC #C00038	9.50	05/01/2021	495
1,493	FHLMC #C00054	9.00	08/01/2021	1,762
13,387	FHLMC #C00149	8.50	07/01/2022	15,857
14,095	FHLMC #C00288	7.00	12/01/2023	16,040
51,183	FHLMC #C00470	8.00	08/01/2026	60,264
49,906	FHLMC #C00483	8.00	11/01/2026	58,761
1,675	FHLMC #C00494	7.00	12/01/2026	1,914
105,503	FHLMC #C00647	6.50	09/01/2028	119,544
7,793	FHLMC #C00756	7.00	04/01/2029	8,920
68,185	FHLMC #C00765	7.00	05/01/2029	78,104
18	FHLMC #C01197	6.50	07/01/2031	20
481,740	FHLMC #C01345	7.00	04/01/2032	552,868
230,463	FHLMC #C01410	6.00	10/01/2032	254,065
2,834,551	FHLMC #C03478	4.50	06/01/2040	2,890,166
26,795	FHLMC #C14179	6.50	09/01/2028	30,360
2,322	FHLMC #C25760	7.00	04/01/2029	2,660
38,968	FHLMC #C31808	7.50	10/01/2029	44,999
472,832	FHLMC #C59553	7.50	11/01/2031	546,766
545,074	FHLMC #C65576	7.50	04/01/2032	630,660
20,003	FHLMC #C80168	8.00	06/01/2024	23,504
3,136	FHLMC #C80235	9.00	09/01/2024	3,748
344,642	FHLMC #C90544	6.50	04/01/2022	382,155
1,117	FHLMC #D01863	9.00	09/01/2020	1,314
177	FHLMC #D02894	9.00	02/01/2021	209
4,016	FHLMC #D03267	9.00	03/01/2021	4,070
15,749	FHLMC #D03958	9.00	03/01/2021	15,858
1,503	FHLMC #D05708	9.00	06/01/2021	1,774
6,958	FHLMC #D07418	9.00	07/01/2021	8,210
5,547	FHLMC #D07542	9.00	07/01/2021	6,546
7,922	FHLMC #D18037	9.00	04/01/2022	9,379

46 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$14,028	FHLMC #D52807	7.00%	05/01/2024	$15,964
8,614	FHLMC #D54010	8.00	06/01/2024	10,121
16,778	FHLMC #D54132	8.00	06/01/2024	19,715
3,469	FHLMC #D57038	9.00	10/01/2024	4,145
23,879	FHLMC #D70632	6.50	04/01/2026	26,967
6,096	FHLMC #D70792	6.50	04/01/2026	6,885
9,434	FHLMC #D73666	8.50	08/01/2026	11,258
33,706	FHLMC #D73888	8.50	08/01/2026	40,221
438	FHLMC #D76733	7.00	12/01/2026	501
2,819	FHLMC #D76735	7.00	12/01/2026	3,221
4,994	FHLMC #D76758	7.00	12/01/2026	5,705
154	FHLMC #D76770	7.00	12/01/2026	176
1,718	FHLMC #D76913	7.00	12/01/2026	1,963
722,528	FHLMC #E79794	7.00	10/01/2014	784,840
1,273,369	FHLMC #E96459	5.00	05/01/2018	1,365,016
1,745	FHLMC #G00137	9.00	07/01/2022	2,062
83,366	FHLMC #G00159	8.00	08/01/2023	96,291
197,851	FHLMC #G00319	9.50	04/01/2025	236,320
5,689	FHLMC #G00484	8.50	05/01/2026	6,778
43,175	FHLMC #G00683	8.50	12/01/2025	51,589
38,379	FHLMC #G01019	8.00	11/01/2028	45,015
157,489	FHLMC #G01236	10.00	10/01/2021	173,176
711	FHLMC #G10783	8.50	06/01/2012	720
60	FHLMC #G11136	6.50	05/01/2011	60
10,345	FHLMC #G11200	8.00	01/01/2012	10,598
137,136	FHLMC #G11209	7.50	12/01/2011	139,887
47,523	FHLMC #G11345	7.50	12/01/2011	48,476
235,650	FHLMC #G11368	7.50	12/01/2012	244,157
119,812	FHLMC #G11451	6.50	04/01/2018	130,697
354,085	FHLMC #G12008	6.50	04/01/2021	386,252
5,332,069	FHLMC #G18005	5.00	08/01/2019	5,709,164
851,473	FHLMC #G80106	10.00	08/17/2022	958,641
1,486,361	FHLMC #G80116	10.00	02/17/2025	1,698,777
1,726,761	FHLMC #G80193	9.50	09/17/2022	2,003,171
97,277	FHLMC #G90023	7.00	11/17/2013	100,202
3,726,736	FHLMC #H01193	6.50	08/01/2037	4,131,852
1,663,992	FHLMC #H01792	6.50	10/01/2037	1,844,876
35,143	FHLMC #N70012	10.50	08/01/2020	40,803
54,960,000	FHLMC Series 1	0.75	03/28/2013	54,901,632
41,093	FHLMC Series 16 Class D	10.00	10/15/2019	44,603
157,327	FHLMC Series 1671 Class 1671-TA±	0.81	02/15/2024	157,489
9,870,464	FHLMC Series 2882 Class TF±	0.52	10/15/2034	9,870,766
3,894,552	FHLMC Series 3139 Class YD	4.38	04/15/2015	3,928,311
2,449,746	FHLMC Series 3185 Class PA	4.50	08/15/2026	2,461,599
8,615,340	FHLMC Series 3221 Class VA	5.00	09/15/2017	9,251,291
1,152,706	FHLMC Series R007 Class AC	5.88	05/15/2016	1,158,451
8,497,602	FHLMC Series R008 Class FK±	0.67	07/15/2023	8,501,638
2,578,896	FHLMC Series T-57 Class 1A1	6.50	07/25/2043	2,981,043
4,220,815	FHLMC Series T-67 Class 1A1C±	3.24	03/25/2036	4,370,523
4,633,011	FHLMC Series T-67 Class 2A1C±	3.20	03/25/2036	4,797,339
7,230,767	FHLMC Series T-75 Class A1±	0.30	12/25/2036	7,187,903
370,236	FHLMC Structured Pass-Through Securities Series T-15 Class A6±	0.71	11/25/2028	350,709
1,497,182	FHLMC Structured Pass-Through Securities Series T-23 Class A±	0.54	05/25/2030	1,489,073
664,515	FHLMC Structured Pass-Through Securities Series T-35 Class A±	0.54	09/25/2031	629,697
1,834,064	FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	2,126,368

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 47
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$847,471	FHLMC Structured Pass-Through Securities Series T-55 Class 2A1±	3.79%	03/25/2043	$795,997
4,756,574	FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	3.95	07/25/2043	4,747,187

				210,151,599

Federal National Mortgage Association: 49.46%
4,825,209	FNMA±	0.46	02/25/2037	4,786,954
29,170,000	FNMA	2.38	07/28/2015	29,424,012
9,125,000	FNMA	3.50	02/01/2026	9,163,398
16,840,000	FNMA%%	4.00	12/25/2023	17,303,100
13,300,000	FNMA%%	4.50	12/25/2020	13,931,750
31,439,000	FNMA%%	5.00	05/25/2036	32,917,608
16,840,000	FNMA%%	5.00	04/25/2019	17,881,975
83,775,000	FNMA%%	5.50	03/25/2035	89,534,531
6,558,000	FNMA%%	5.50	09/25/2019	7,074,443
48,735,000	FNMA%%	6.00	08/25/2035	52,953,599
135,084	FNMA	6.17	02/25/2016	136,132
3,576,811	FNMA	6.50	07/25/2042	3,913,363
1,636,338	FNMA	7.50	11/25/2031	1,972,298
14,968	FNMA #035500	8.50	05/01/2017	16,885
475	FNMA #050363	9.50	11/01/2020	563
400	FNMA #050443	9.00	06/01/2021	471
555	FNMA #050466	9.00	08/01/2021	649
45,237	FNMA #100042	11.00	10/15/2020	51,410
175,345	FNMA #100285	9.50	12/15/2020	208,749
271	FNMA #105590	9.50	10/01/2020	322
14,653	FNMA #124702	9.50	06/01/2022	16,515
16	FNMA #1376	15.50	10/01/2012	16
2,952,252	FNMA #160467	6.07	09/01/2013	3,132,325
225,628	FNMA #190180	9.00	07/01/2021	257,471
7,789	FNMA #190626	11.25	02/01/2016	7,852
19,186	FNMA #239463	8.00	08/01/2020	21,438
1,010	FNMA #250837	8.50	02/01/2027	1,183
1,703	FNMA #250930	8.50	03/01/2027	1,993
295,471	FNMA #253951	7.50	09/01/2031	342,002
369,751	FNMA #254218	7.00	02/01/2032	424,675
97,713	FNMA #254223	7.50	02/01/2032	113,178
886,990	FNMA #254480	7.00	10/01/2032	1,019,195
333,416	FNMA #255166	6.00	03/01/2024	367,790
9,342	FNMA #255168	7.00	02/01/2034	10,688
1,123,124	FNMA #256314	5.50	06/01/2016	1,194,237
20,729,617	FNMA #257307	6.00	08/01/2038	22,551,325
126,371	FNMA #266514	6.50	01/01/2024	142,053
63,415	FNMA #278602	8.50	08/01/2024	73,957
9,580	FNMA #282451	9.00	07/01/2024	11,225
2,432	FNMA #287737	9.00	03/01/2025	2,850
4,804	FNMA #291419	9.00	03/01/2025	5,640
5,452	FNMA #291422	9.00	04/01/2025	6,401
14,365	FNMA #297400	9.00	02/01/2025	16,831
982	FNMA #300484	8.50	12/01/2014	990
3,420	FNMA #302746	9.00	01/01/2025	4,008
110	FNMA #302951	9.00	01/01/2025	129
160	FNMA #303548	8.50	02/01/2012	160
42,563	FNMA #304286	9.00	03/01/2025	49,973
49,913	FNMA #304461	9.00	01/01/2025	58,603
1,966	FNMA #306583	9.00	03/01/2025	2,309

48 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$128	FNMA #306587	9.00%	03/01/2025	$128
55,589	FNMA #306675	9.00	03/01/2025	65,267
478,576	FNMA #313419	8.50	12/01/2026	563,456
135,981	FNMA #323013	9.00	10/01/2021	157,707
592,348	FNMA #323284	8.50	05/01/2017	661,989
3,392	FNMA #331154	8.50	03/01/2027	3,971
13,079	FNMA #347896	8.50	06/01/2026	15,310
39,002	FNMA #351270	8.50	07/01/2026	45,655
19,845	FNMA #355364	8.50	08/01/2026	23,230
3,795,451	FNMA #357464	4.50	12/01/2018	4,019,579
880	FNMA #358045	8.50	09/01/2026	1,030
442	FNMA #358139	8.50	10/01/2026	517
12,521	FNMA #361518	8.50	10/01/2026	14,657
14,388	FNMA #362050	8.50	11/01/2026	16,842
21,053	FNMA #364215	7.50	07/01/2015	21,162
7,586	FNMA #366137	8.50	11/01/2026	8,880
41,412	FNMA #367715	8.50	12/01/2026	48,477
383	FNMA #367736	8.50	12/01/2026	449
28,609	FNMA #368032	7.00	11/01/2026	32,803
6,089	FNMA #370205	8.50	01/01/2027	7,128
10,955	FNMA #372219	8.50	02/01/2027	12,800
1,525,705	FNMA #383604	6.65	05/01/2016	1,677,764
303,650	FNMA #385616	5.24	12/01/2012	303,101
6,709,745	FNMA #387402	5.03	05/01/2015	7,259,008
3,449,700	FNMA #387646	5.22	10/01/2015	3,750,237
522,254	FNMA #398800	8.00	06/01/2012	533,608
1,930	FNMA #398805	8.50	11/01/2011	1,940
77,752	FNMA #417768	6.50	03/01/2028	87,694
25,309	FNMA #426843	11.00	02/01/2019	25,513
19,028	FNMA #446430	8.00	10/01/2027	19,242
49,417	FNMA #456563	8.50	08/01/2029	57,865
528,354	FNMA #457277±	2.77	10/01/2027	559,846
154,594	FNMA #458018	12.00	07/15/2014	176,113
563,298	FNMA #460207	5.60	11/01/2013	562,995
10,991,947	FNMA #461110	4.62	07/01/2013	11,509,220
3,697,045	FNMA #461647	6.08	01/01/2019	3,687,184
4,557,371	FNMA #461966	5.55	09/01/2019	4,634,509
1,049,148	FNMA #462153	7.48	01/01/2025	1,026,621
10,781,441	FNMA #462846	4.15	07/01/2014	11,416,454
3,394,266	FNMA #464495	4.68	02/01/2020	3,543,390
437,482	FNMA #487758	8.50	05/01/2026	513,737
164,082	FNMA #487759	9.50	07/01/2028	196,232
1,061	FNMA #505851	8.50	07/01/2029	1,242
81,067	FNMA #516051	9.50	01/01/2021	95,552
16,444	FNMA #535183	8.00	06/01/2028	19,088
89,539	FNMA #535537	9.00	07/01/2028	105,702
35,786	FNMA #535573	8.00	11/01/2013	37,087
253,428	FNMA #535752	10.00	12/01/2020	288,789
799,959	FNMA #538435±	3.29	07/01/2026	842,562
379,678	FNMA #539118	8.00	02/01/2030	438,284
128,484	FNMA #545117±	2.58	12/01/2040	134,882
583,697	FNMA #545187±	2.67	09/01/2031	610,911
140,177	FNMA #545208±	2.57	09/01/2031	147,210
411,533	FNMA #545460±	2.43	11/01/2031	430,706
644,402	FNMA #545686	6.50	06/01/2017	705,964
1,482,396	FNMA #54844±	3.40	09/01/2027	1,500,625

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 49
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$312,433	FNMA #555161	6.00%	12/01/2013	$341,207
1,912,359	FNMA #555569	6.00	05/01/2016	2,088,480
5,636,942	FNMA #555710	4.50	08/01/2018	5,969,813
7,440	FNMA #601997	7.00	09/01/2031	8,546
11,513	FNMA #610591	7.00	01/01/2032	13,223
60,534	FNMA #624554	7.00	02/01/2032	69,842
236,474	FNMA #635726±	2.56	04/01/2032	246,030
260,809	FNMA #646643±	2.67	06/01/2032	272,914
1,293,472	FNMA #66414±	4.38	09/01/2028	1,335,385
59,447	FNMA #669258	8.00	01/01/2030	68,701
249,945	FNMA #675479±	2.56	01/01/2033	263,693
169,009	FNMA #675491±	3.30	04/01/2033	176,873
106,187	FNMA #693297	8.00	05/01/2027	122,719
42,697	FNMA #695514	8.50	10/01/2026	49,831
230,890	FNMA #695519	8.50	11/01/2026	269,285
192,599	FNMA #70765	9.00	03/01/2021	227,366
1,051,525	FNMA #724438	8.50	06/01/2027	1,228,851
179,483	FNMA #724658±	4.24	07/01/2033	179,936
15,642,011	FNMA #725249	5.00	03/01/2034	16,536,188
2,969,716	FNMA #725638	5.00	12/01/2018	3,186,236
1,325,906	FNMA #725922	6.50	12/01/2029	1,493,656
25,046,149	FNMA #735062	5.50	06/01/2034	26,996,730
6,334,886	FNMA #735333±	3.06	05/01/2036	6,477,640
3,728,932	FNMA #735613	6.00	02/01/2035	4,111,397
304,437	FNMA #735644	6.50	11/01/2031	342,953
9,979,815	FNMA #739503	5.50	09/01/2033	10,757,037
8,606,608	FNMA #740227	5.50	09/01/2033	9,276,886
742,388	FNMA #745379	7.00	04/01/2034	855,449
4,716,327	FNMA #745678±	3.74	05/01/2036	4,965,729
5,184,696	FNMA #745743	4.00	05/01/2021	5,413,984
4,293,895	FNMA #745816±	2.38	12/01/2035	4,504,193
2,012,872	FNMA #787275±	4.92	06/01/2034	2,099,997
204,405	FNMA #804150	7.00	12/01/2034	233,850
2,928,213	FNMA #813158±	2.55	12/01/2034	3,080,707
21,834	FNMA #821938	7.00	06/01/2035	24,941
7,184,506	FNMA #835168	5.50	08/01/2035	7,726,071
41,898	FNMA #851813	7.00	01/01/2036	47,860
3,791,868	FNMA #873354	5.61	02/01/2021	4,153,552
3,285,397	FNMA #873429	5.39	01/01/2024	3,443,039
6,456,641	FNMA #873461	5.67	03/01/2016	7,062,658
991,045	FNMA #873468	5.70	03/01/2016	1,071,925
3,232,220	FNMA #873577	5.55	05/01/2016	3,491,751
3,735,007	FNMA #873616	5.75	05/01/2021	3,688,677
1,885,069	FNMA #873718	5.95	06/01/2024	1,936,714
5,828,724	FNMA #874071	5.67	11/01/2021	6,086,325
1,732,000	FNMA #874164	5.66	12/01/2016	1,834,520
11,700,000	FNMA #874284	5.12	01/01/2017	12,601,676
1,733,000	FNMA #874819±	5.99	09/01/2018	1,786,347
1,130,148	FNMA #874877	5.79	10/01/2017	1,205,530
2,968,110	FNMA #886087	6.50	07/01/2036	3,341,774
4,588,277	FNMA #886686±	6.02	08/01/2036	4,853,430
1,154,495	FNMA #886761	7.00	09/01/2036	1,318,348
18,614,205	FNMA #888022	5.00	02/01/2036	19,643,387
3,315,654	FNMA #888332±	3.66	05/01/2036	3,409,558
2,716,024	FNMA #888512±	3.53	02/01/2027	2,854,130
8,004,043	FNMA #888538	5.50	01/01/2037	8,607,383

50 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$7,582,024	FNMA #888707	7.50%	10/01/2037	$8,728,442
15,063,862	FNMA #889398	6.00	11/01/2037	16,397,081
3,516,346	FNMA #892283±	5.87	09/01/2036	3,704,422
3,584,798	FNMA #895998	6.50	07/01/2036	4,050,662
397,815	FNMA #923441	7.00	07/01/2047	449,211
1,182,589	FNMA #924858	6.50	09/01/2037	1,310,034
1,844,590	FNMA #954965	6.50	09/01/2037	2,043,377
2,061,108	FNMA #957048	5.79	12/01/2017	2,219,451
1,138,691	FNMA #957144	5.63	02/01/2018	1,224,666
2,289,305	FNMA #958705	4.79	05/01/2019	2,412,507
5,189,384	FNMA #988565	6.00	08/01/2038	5,677,372
67,887,521	FNMA #AB1469	4.50	09/01/2040	69,283,159
2,185,646	FNMA #AD0639	6.00	12/01/2038	2,379,085
18,446,246	FNMA #AD8536	5.00	08/01/2040	19,336,441
88,873,816	FNMA #AD9194	5.00	08/01/2040	93,162,767
101,193,584	FNMA #AE0113	4.00	07/01/2040	99,907,299
3,180,546	FNMA #AE0396	8.00	09/01/2040	3,698,862
939,797	FNMA #AE2084	4.50	08/01/2025	985,896
20,252,342	FNMA #AE3049	4.50	09/01/2040	20,668,691
6,072,340	FNMA #AH0313	4.00	12/01/2040	5,994,402
35,014,947	FNMA #AH1099	4.00	12/01/2040	34,565,536
1,881,081	FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	2,356,642
3,679,001	FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	4,609,098
955,859	FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	1,150,803
2,587,915	FNMA Grantor Trust Series 2001-T8 Class A3±	4.73	07/25/2041	2,683,873
15,340,044	FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	16,133,379
2,242,399	FNMA Grantor Trust Series 2002-T12 Class A5±	4.06	10/25/2041	2,242,980
9,601,655	FNMA Grantor Trust Series 2002-T19 Class A1	6.50	07/25/2042	10,582,477
533,649	FNMA Grantor Trust Series 2002-T5 Class A1±	0.50	05/25/2032	510,307
15,000,000	FNMA Grantor Trust Series 2003-T1 Class B	4.49	11/25/2012	15,841,512
510,210	FNMA Grantor Trust Series 2003-T2 Class A1±	0.54	03/25/2033	417,872
2,280,773	FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	01/25/2044	2,516,413
136,894	FNMA Interest Strip Series 161 Class 2(c)	8.50	07/25/2022	27,827
367,292	FNMA Interest Strip Series 265 Class 2	9.00	03/01/2024	424,122
59,250,000	FNMA Series 11	1.25	02/27/2014	59,148,149
116,537	FNMA Series 1988-2 Class Z	10.10	02/25/2018	130,535
71,029	FNMA Series 1988-7 Class Z	9.25	04/25/2018	79,235
377,066	FNMA Series 1989-10 Class Z	9.50	03/25/2019	429,779
316,349	FNMA Series 1989-100 Class Z	8.75	12/25/2019	356,126
781,926	FNMA Series 1989-12 Class Y	10.00	03/25/2019	902,594
431,930	FNMA Series 1989-22 Class G	10.00	05/25/2019	496,560
85,762	FNMA Series 1989-63 Class Z	9.40	10/25/2019	96,159
143,593	FNMA Series 1989-98 Class E	9.20	12/25/2019	160,992
239,911	FNMA Series 1990-144 Class W	9.50	12/25/2020	274,125
250,610	FNMA Series 1990-75 Class Z	9.50	07/25/2020	287,624
88,006	FNMA Series 1990-84 Class Y	9.00	07/25/2020	99,808
489,286	FNMA Series 1990-96 Class Z	9.67	08/25/2020	562,731
136,589	FNMA Series 1991-5 Class Z	8.75	01/25/2021	154,063
452,088	FNMA Series 1991-85 Class Z	8.00	06/25/2021	499,256
4,222	FNMA Series 1991-G9 Class FA±	1.18	04/25/2021	4,228
343,185	FNMA Series 1992-45 Class Z	8.00	04/25/2022	418,364
1,651,523	FNMA Series 2001-T4 Class A1	7.50	07/25/2041	1,876,888
4,830,619	FNMA Series 2003-90 Class FL±	0.71	03/25/2031	4,837,776
1,351,902	FNMA Series 2003-W1 Class 1A1±	6.41	12/25/2042	1,559,757
8,122,175	FNMA Series 2003-W19 Class 1A6	5.29	11/25/2033	8,761,796
3,562,972	FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	4,120,354

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 51
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$1,552,140	FNMA Series 2005-116 Class TU	5.50%	12/25/2016	$1,634,066
4,000,000	FNMA Series 2005-71 Class DB	4.50	08/25/2025	4,231,000
2,224,240	FNMA Series 2007-W10 Class 2A±	6.19	08/25/2047	2,437,029
1,963,639	FNMA Series 2009-108 Class DE	4.50	08/25/2027	2,062,248
5,515,137	FNMA Series 2010-74 Class FE±	0.71	01/25/2035	5,513,577
4,729,614	FNMA Series 2010-74 Class FG±	0.49	03/25/2037	4,729,125
5,617,728	FNMA Series 2010-74 Class FQ±	0.61	02/25/2035	5,618,040
3,834,770	FNMA Series 2010-74 Class FW±	0.86	07/25/2034	3,835,616
356,854	FNMA Series G-8 Class E	9.00	04/25/2021	404,093
733,680	FNMA Series G92-30 Class Z	7.00	06/25/2022	802,533
131,329	FNMA Whole Loan Series 1999-W6 Class A±	9.16	09/25/2028	132,747
1,721,868	FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	1,896,934
83,460	FNMA Whole Loan Series 2003-W11 Class A1±	3.11	06/25/2033	85,690
5,155,105	FNMA Whole Loan Series 2003-W3 Class 1A4±	3.91	08/25/2042	5,391,112
1,006,351	FNMA Whole Loan Series 2003-W5 Class A±	0.48	04/25/2033	957,074
4,724,271	FNMA Whole Loan Series 2003-W6 Class 6A±	4.08	08/25/2042	4,949,943
4,426,421	FNMA Whole Loan Series 2003-W6 Class PT4±	9.88	10/25/2042	5,140,614
2,235,044	FNMA Whole Loan Series 2003-W8 Class PT1±	9.64	12/25/2042	2,544,457
278,223	FNMA Whole Loan Series 2003-W9 Class A±	0.50	06/25/2033	264,216
3,437,598	FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	3,913,490

				1,186,683,232

Government National Mortgage Association: 8.88%
49,420,000	GNMA%%	4.50	12/20/2039	51,011,027
220,174	GNMA #003446	6.50	09/20/2033	248,123
18,457	GNMA #048283	14.00	02/15/2012	20,159
24,828	GNMA #053980	14.00	06/15/2012	27,119
2,747	GNMA #126600	13.00	11/15/2014	3,219
1,609	GNMA #156899	8.50	07/15/2016	1,628
8,084	GNMA #187603	9.00	12/15/2016	8,179
2,858	GNMA #201	14.00	09/20/2014	2,888
16,510	GNMA #258264	10.00	12/15/2018	16,792
7,772	GNMA #285264	9.00	03/15/2020	9,119
3,975	GNMA #293778	9.00	04/15/2021	4,690
85,107	GNMA #316476	7.34	10/20/2021	96,877
30,382	GNMA #319937	7.34	12/20/2021	34,584
32,617	GNMA #326228	7.34	02/20/2022	37,223
35,413	GNMA #326259	7.34	04/20/2022	40,413
153,590	GNMA #332246	7.34	09/20/2022	175,276
8,718	GNMA #338010	8.00	06/15/2023	10,177
97,918	GNMA #338533	7.00	12/15/2022	111,493
2,366	GNMA #345538	8.00	02/15/2024	2,769
4,672	GNMA #353253	8.00	04/15/2023	4,727
6,079	GNMA #371436	8.00	09/15/2024	7,114
215	GNMA #372198	8.00	06/15/2025	252
22,374	GNMA #372199	8.00	06/15/2025	26,236
27,020	GNMA #407233	6.00	01/15/2013	29,432
66,532	GNMA #411355	6.50	12/15/2025	75,569
8,439	GNMA #423780	7.00	05/15/2026	9,723
276	GNMA #424501	6.00	06/15/2011	279
3,019	GNMA #434275	6.50	04/15/2029	3,431
86,258	GNMA #456728	7.00	03/15/2028	99,555
3,593	GNMA #460756	6.00	02/15/2013	3,914
4,852	GNMA #470296	6.50	05/15/2029	5,514
20,206,305	GNMA #4747	5.00	07/20/2040	21,509,357

52 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$24,427	GNMA #501055	7.00%	08/15/2031	$28,246
3,502	GNMA #52538	15.00	07/15/2012	3,570
1,228	GNMA #533591	7.00	01/15/2031	1,420
4,583	GNMA #533788	6.50	05/15/2031	5,209
19,959	GNMA #544475	7.00	04/15/2031	23,079
1,485	GNMA #548335	7.00	04/15/2031	1,717
18,116	GNMA #570329	7.00	03/15/2032	20,914
6,522	GNMA #578318	6.50	07/15/2032	7,412
4,532	GNMA #589696	7.00	05/15/2032	5,232
1,468,425	GNMA #605621	6.00	08/20/2034	1,620,252
248,280	GNMA #780104	9.50	10/20/2019	287,098
101,471	GNMA #780110	12.50	04/15/2019	106,727
1,142,937	GNMA #780288	8.00	12/15/2023	1,362,098
829,047	GNMA #780867	8.35	04/15/2020	956,834
466,894	GNMA #780980	8.40	05/15/2020	547,930
400,219	GNMA #8678±	3.00	08/20/2020	415,958
229,255	GNMA #8714±	3.00	11/20/2020	238,195
967	GNMA #95643	15.00	09/15/2012	978
77,911,154	GNMA Series 2002-53 Class IO(c)	0.71	04/16/2042	398,266
12,404,000	GNMA Series 2004-103 Class C	4.70	12/16/2027	12,924,134
1,129,713	GNMA Series 2004-20 Class B	4.78	04/16/2034	1,172,131
3,000,000	GNMA Series 2004-57 Class C±	5.08	08/16/2026	3,127,232
153,826,166	GNMA Series 2005-23 Class IO±(c)	0.66	06/17/2045	4,326,669
3,536,937	GNMA Series 2005-59 Class A	4.39	05/16/2023	3,570,431
12,945,591	GNMA Series 2005-90 Class A	3.76	09/16/2028	13,367,128
5,832,590	GNMA Series 2006-3 Class A	4.21	01/16/2028	5,943,225
12,510,000	GNMA Series 2006-32 Class C±	5.52	11/16/2038	13,550,083
103,606,759	GNMA Series 2006-32 Class XM±(c)	0.44	11/16/2045	2,111,112
12,520,000	GNMA Series 2006-68 Class D±	5.31	12/16/2037	13,439,724
255,671,010	GNMA Series 2008-22 Class XM±(c)	1.67	02/16/2050	10,975,445
39,500,000	GNMA Series 2008-80 Class B	4.28	03/16/2033	41,771,708
7,120,914	GNMA Series 2010-105 Class QF±	0.61	04/20/2039	7,120,755

				213,067,770

Small Business Administration: 0.01%
692,217	SBA #4796093007(a)(c)	1.44	02/15/2018	22,012
179,514	SBA #507511	0.63	03/25/2013	175,431
1,840,973	SBA Series 1992- 6 Class A(a)(c)	1.51	10/15/2017	51,547

				248,990

Tennessee Valley Authority: 0.16%
3,670,000	Tennessee Valley Authority	5.38	04/01/2056	3,902,289

Total Agency Securities (Cost $1,600,456,951)				1,620,833,050

Asset Backed Securities: 0.80%
19,165,000	Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	19,276,347

Total Asset Backed Securities (Cost $19,165,000)				19,276,347

Collateralized Mortgage Obligations: 5.62%
1,750,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class AAB	5.75	09/11/2042	1,902,501
11,820,000	Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	11,990,650
16,870,000	Commercial Mortgage Pass-Through Certificates Series 2006-C7 Class A4±	5.76	06/10/2046	18,525,701
1,828,000	Credit Suisse First Boston Mortgage Pass-Through Certificates Series 2004-LFL2 Class J±††	1.22	11/15/2019	1,760,794
1,900,000	Credit Suisse First Boston Mortgage Pass-Through Certificates Series 2004-TF2A Class H±††	0.97	11/15/2019	1,854,914

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 53
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$3,892,632	JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1±	2.82%	06/25/2035	$3,452,091
11,110,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A3	4.55	02/15/2030	11,309,018
691,955	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class A2	4.89	09/15/2030	701,510
10,051,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	10,797,310
13,210,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C4 Class A3	5.17	12/12/2049	14,036,851
14,745,000	Morgan Stanley Capital I Series 2004-T15 Class A4	5.27	06/13/2041	15,743,468
3,896,159	Nomura Asset Acceptance Corporation Series 2004-R2 Class A1††	6.50	10/25/2034	3,944,071
10,575,000	Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.27	03/15/2030	11,546,895
23,365,000	TIAA Real Estate CDO Limited Series 2007-C4 Class A3±	6.05	08/15/2039	25,411,531
636,903	Vendee Mortgage Trust Series 1995-1 Class 4±	8.79	02/15/2025	684,313
873,817	Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	06/15/2025	1,081,349

Total Collateralized Mortgage Obligations (Cost $129,354,829)				134,742,967

Corporate Bonds and Notes: 2.53%

Financials: 2.53%

Commercial Banks: 2.53%
23,310,000	Bank Nederlandse Gemeenten††	2.50	01/11/2016	23,014,336
13,235,000	Bank of Nova Scotia††	1.65	10/29/2015	12,649,775
15,000,000	Financing Corporation Fico Series D-P^	3.69	09/26/2019	10,942,245
14,125,000	Landwirtsch Rentenbank	2.50	02/15/2016	14,068,797

				60,675,153

Consumer Discretionary: 0.00%

Multiline Retail: 0.00%
172	Sears Roebuck Acceptance	6.70	04/15/2012	177

Total Corporate Bonds and Notes (Cost $60,705,580)				60,675,330

Yankee Corporate Bonds and Notes: 1.72%

Financials: 1.72%

Commercial Banks: 1.72%
10,135,000	Kommunalbanken AS††	2.38	01/19/2016	10,065,038
17,090,000	Kommunalbanken AS††	2.75	05/05/2015	17,452,855
13,660,000	Westpac Banking Corporation††	1.90	12/14/2012	13,842,866

Total Yankee Corporate Bonds and Notes (Cost $40,740,251)				41,360,759

Municipal Bonds and Notes: 0.36%

Arkansas: 0.02%
470,581	Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11/15/2014	498,999

Texas: 0.34%
5,405,000	Retama Texas Development Corporation (Miscellaneous Revenue)	5.85	12/15/2020	8,093,231

Total Municipal Bonds and Notes (Cost $7,846,820)				8,592,230

US Treasury Securities: 19.97%

US Treasury Bonds: 5.58%
66,675,000	US Treasury Bond«	2.00	01/31/2016	66,357,227
41,345,000	US Treasury Bond«	4.63	02/15/2040	42,288,162
22,065,000	US Treasury Bond	5.38	02/15/2031	25,360,959

				134,006,348

54 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Notes: 14.39%
$54,825,000	US Treasury Note«	1.38%	11/30/2015	$53,197,355
46,310,000	US Treasury Note	1.88	10/31/2017	43,871,501
42,555,000	US Treasury Note(o)	2.63	02/29/2016	43,549,042
37,620,000	US Treasury Note«	2.63	08/15/2020	35,362,800
18,900,000	US Treasury Note«	2.63	11/15/2020	17,683,313
30,350,000	US Treasury Note	2.75	10/31/2013	31,751,320
57,410,000	US Treasury Note(o)	2.75	02/15/2019	56,279,712
59,500,000	US Treasury Note(o)	3.88	05/15/2018	63,553,453

				345,248,496

Total US Treasury Securities (Cost $482,404,906)				479,254,844

Yankee Government Bonds: 0.51%
11,925,000	Province of British Columbia	2.85	06/15/2015	12,272,518

Total Yankee Government Bonds (Cost $11,918,441)				12,272,518

Short-Term Investments: 17.30%

Corporate Bonds and Notes: 2.97%
5,642,984	Gryphon Funding Limited(a)(v)(i)	0.00	08/05/2011	2,353,124
58,500,000	International Finance Corporation^	0.11	03/17/2011	58,496,880
17,632,030	VFNC Corporation±(a)††(v)(i)	0.26	09/29/2011	10,402,898

				71,252,902

Agency Securities: 2.50%
60,000,000	FHLB^	0.09	03/11/2011	59,998,333

Shares		Yield
Investment Companies: 9.78%
122,747,277	Wells Fargo Advantage Government Money Market Fund(o)(l)(u)	0.01	122,747,277
111,848,016	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.25	111,848,016

			234,595,293

Principal			Interest Rate
US Treasury Bills: 2.05%
$47,500,000	US Treasury Bill^		0.08	03/10/2011	47,498,937
1,700,000	US Treasury Bill^#		0.12	03/24/2011	1,699,869

					49,198,806

Total Short-Term Investments (Cost $409,870,476)					415,045,334

Total Investments in Securities (Cost $2,762,463,254)*		116.36%			2,792,053,379
Other Assets and Liabilities, Net		(16.36)			(392,468,646)

Total Net Assets		100.00%			$2,399,584,733

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 55
GOVERNMENT SECURITIES FUND

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery basis.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for futures transactions.

*	Cost for federal income tax purposes is $2,764,872,557 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,716,999
Gross unrealized depreciation	(31,536,177)

Net unrealized appreciation	$27,180,822
The accompanying notes are an integral part of these financial statements.

56 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 87.16%

Consumer Discretionary: 20.98%

Auto Components: 2.40%
$3,500,000	Cooper Standard Automotive	8.50%	05/01/2018	$3,780,000
5,000,000	Lear Corporation	8.13	03/15/2020	5,600,000
3,000,000	Tenneco Automotive Incorporated	7.75	08/15/2018	3,228,750
2,030,000	TRW Automotive Incorporated††	7.25	03/15/2017	2,243,150
2,500,000	TRW Automotive Incorporated††	8.88	12/01/2017	2,828,125

				17,680,025

Automobiles: 0.44%
3,000,000	Ford Motor Company	7.45	07/16/2031	3,265,341

Diversified Consumer Services: 0.88%
200,000	Service Corporation International	7.50	04/01/2027	195,500
1,100,000	Service Corporation International	7.63	10/01/2018	1,196,250
4,790,000	Service Corporation International Series WI	7.00	06/15/2017	5,101,350

				6,493,100

Hotels, Restaurants & Leisure: 4.99%
5,250,000	CKE Restaurants Incorporated	11.38	07/15/2018	5,893,125
10	Eldorado Casino Shreveport¥	10.00	08/01/2012	10
3,100,000	MGM Mirage Incorporated††	9.00	03/15/2020	3,386,750
500,000	Palace Entertainment Corporation††	8.88	04/15/2017	510,000
3,750,000	Penn National Gaming Incorporated	8.75	08/15/2019	4,181,250
4,900,000	Seminole Tribe of Florida††	7.75	10/01/2017	5,200,125
4,050,000	Shingle Springs Tribal Gaming Authority††	9.38	06/15/2015	2,754,000
6,260,000	Tunica-Biloxi Gaming Authority††	9.00	11/15/2015	6,244,350
3,150,000	Turning Stone Casino Resort Enterprise††	9.13	09/15/2014	3,236,625
4,770,000	Yonkers Racing Corporation††	11.38	07/15/2016	5,354,325

				36,760,560

Media: 9.36%
5,000,000	CCO Holdings LLC	7.00	01/15/2019	5,087,500
2,000,000	Cequel Communications Holdings††	8.63	11/15/2017	2,115,000
5,500,000	Cinemark USA Incorporated	8.63	06/15/2019	5,995,000
2,350,000	Citadel Broadcasting Corporation††	7.75	12/15/2018	2,520,375
1,000,000	Clear Channel Communications Incorporated††	9.00	03/01/2021	1,016,250
4,550,000	Clear Channel Communications Incorporated	9.25	12/15/2017	5,061,875
2,500,000	Clear Channel Communications Incorporated	10.75	08/01/2016	2,437,500
3,500,000	CSC Holdings LLC	8.63	02/15/2019	4,033,750
6,500,000	DISH DBS Corporation	7.88	09/01/2019	7,044,375
1,000,000	Entravision Communication Incorporated	8.75	08/01/2017	1,080,000
4,000,000	Insight Communications††	9.38	07/15/2018	4,410,000
4,710,000	Lamar Media Corporation Series C	6.63	08/15/2015	4,815,975
5,000,000	Regal Cinemas Corporation	8.63	07/15/2019	5,362,500
500,000	Regal Entertainment Group	9.13	08/15/2018	535,000
5,000,000	Sinclair Television Group††	9.25	11/01/2017	5,650,000
1,000,000	Sirius XM Radio Incorporated††	7.63	11/01/2018	1,060,000
3,500,000	Sirius Xm Radio Incorporated††	8.75	04/01/2015	3,880,625
3,000,000	Tl Acquisitions Incorporated††	10.50	01/15/2015	3,112,500
3,500,000	Visant Corporation	10.00	10/01/2017	3,788,750

				69,006,975

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 57
HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Multiline Retail: 0.91%
$3,100,000	Macy’s Retail Holdings Incorporated	5.90%	12/01/2016	$3,309,250
3,000,000	Macy’s Retail Holdings Incorporated	6.65	07/15/2024	3,015,000
300,000	Macy’s Retail Holdings Incorporated	7.45	07/15/2017	333,750

				6,658,000

Specialty Retail: 1.31%
4,000,000	Limited Brands Incorporated	7.00	05/01/2020	4,240,000
5,000,000	Toys R Us Property Company I LLC	8.50	12/01/2017	5,437,500

				9,677,500

Textiles, Apparel & Luxury Goods: 0.69%
3,000,000	Hanesbrands Incorporated	6.38	12/15/2020	2,893,500
2,000,000	Hanesbrands Incorporated	8.00	12/15/2016	2,165,000

				5,058,500

Consumer Staples: 6.84%

Beverages: 0.83%
5,700,000	Constellation Brands Incorporated	7.25	09/01/2016	6,127,500

Food & Staples Retailing: 2.62%
1,750,000	Albertsons Incorporated	7.25	05/01/2013	1,767,500
4,000,000	Bumble Bee Acquisiton Incorporated††	9.00	12/15/2017	4,320,000
5,225,000	Clarke American Incorporated	9.50	05/15/2015	5,133,563
3,000,000	Dean Foods Company††	9.75	12/15/2018	3,112,500
5,000,000	SUPERVALU Incorporated«	8.00	05/01/2016	4,975,000

				19,308,563

Food Products: 2.53%
6,000,000	Dean Foods Company	7.00	06/01/2016	5,700,000
3,270,000	Pinnacle Foods Group LLC	9.25	04/01/2015	3,408,975
4,000,000	Pinnacle Foods Group LLC††	10.63	11/15/2015	4,190,000
1,000,000	Reynolds Group Holdings††	8.25	02/15/2021	1,002,500
4,000,000	TreeHouse Foods Incorporated	7.75	03/01/2018	4,330,000

				18,631,475

Household Products: 0.14%
1,000,000	Central Garden & Pet Company	8.25	03/01/2018	1,051,250

Tobacco: 0.72%
2,250,000	Reynolds American Incorporated††	7.13	04/15/2019	2,306,250
2,500,000	Reynolds American Incorporated††	9.00	04/15/2019	2,606,250
400,000	Reynolds Group Holdings††	6.88	02/15/2021	401,000

				5,313,500

Energy: 12.21%

Oil, Gas & Consumable Fuels: 12.21%
5,000,000	Bill Barrett Corporation	9.88	07/15/2016	5,600,000
4,000,000	Breitburn Energy Partners††	8.63	10/15/2020	4,205,000
3,060,000	Chesapeake Energy Corporation	9.50	02/15/2015	3,794,400
4,000,000	Citgo Petroleum Corporation††	11.50	07/01/2017	4,600,000
1,575,000	Coffeyville Resources††	9.00	04/01/2015	1,716,750
1,500,000	Coffeyville Resources††	10.88	04/01/2017	1,698,750
5,500,000	Comstock Resources Incorporated	8.38	10/15/2017	5,726,875
4,000,000	Consol Energy Corporation††	8.25	04/01/2020	4,410,000

58 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$5,000,000	Energy Transfer Equity	7.50%	10/15/2020	$5,418,750
3,000,000	Energy XXI Limited††	9.25	12/15/2017	3,225,000
3,145,000	Foundation PA Coal Company	7.25	08/01/2014	3,207,900
3,400,000	Hilcorp Energy Company††	7.75	11/01/2015	3,536,000
3,250,000	Holly Corporation	9.88	06/15/2017	3,615,625
3,500,000	International Coal Group Incorporated	9.13	04/01/2018	3,867,500
500,000	Laredo Petroleum Incorporated††	9.50	02/15/2019	523,750
4,950,000	Newfield Exploration Company	6.88	02/01/2020	5,259,375
4,200,000	Penn Virginia Corporation	10.38	06/15/2016	4,714,500
4,600,000	Plains Exploration & Production Company	8.63	10/15/2019	5,140,500
3,500,000	Quicksilver Resources Incorporated	11.75	01/01/2016	4,086,250
6,000,000	Regency Energy Partners	6.88	12/01/2018	6,300,000
3,250,000	Suburban Propane Partners LP	7.38	03/15/2020	3,477,500
4,000,000	Targa Resources Partners Incorporated††	6.88	02/01/2021	3,960,000
2,000,000	White Pine Hydro Portfolio††(i)	7.26	07/20/2015	1,902,240

				89,986,665

Financials: 9.36%

Commercial Banks: 1.59%
3,600,000	CIT Group Incorporated	7.00	05/01/2016	3,631,500
8,000,000	CIT Group Incorporated	7.00	05/01/2017	8,060,000

				11,691,500

Consumer Finance: 5.40%
3,500,000	Clearwire Communications Finance Corporation††	12.00	12/01/2015	3,815,000
5,200,000	Discover Financial Services«	10.25	07/15/2019	6,736,751
2,500,000	Ford Motor Credit Company LLC	6.63	08/15/2017	2,658,945
1,840,000	Ford Motor Credit Company LLC	8.00	12/15/2016	2,084,102
2,000,000	Ford Motor Credit Company LLC	8.13	01/15/2020	2,282,822
4,200,000	GMAC LLC	6.75	12/01/2014	4,494,000
3,500,000	GMAC LLC	8.00	11/01/2031	4,007,500
1,365,000	Nielsen Finance LLC Company	11.50	05/01/2016	1,607,288
1,000,000	Nielsen Finance LLC Company	11.63	02/01/2014	1,175,000
500,000	Provident Funding Associates LLC††	10.13	02/15/2019	515,000
3,350,000	Regions Bank	7.50	05/15/2018	3,551,000
4,000,000	SLM Corporation	8.00	03/25/2020	4,245,000
2,600,000	Sprint Capital Corporation	6.90	05/01/2019	2,622,750

				39,795,158

Diversified Financial Services: 2.37%
4,000,000	ABI Escrow Corporation††	10.25	10/15/2018	4,480,000
2,000,000	Ally Financial Incorporated††	6.25	12/01/2017	2,087,500
3,000,000	Ally Financial Incorporated	8.00	03/15/2020	3,378,750
2,430,000	Axcan Intermediate Holdings Incorporated	9.25	03/01/2015	2,600,100
1,000,000	Giant Funding Corporation††	8.25	02/01/2018	1,027,500
3,500,000	International Lease Finance Corporation	8.25	12/15/2020	3,893,750

				17,467,600

Health Care: 6.56%

Health Care Equipment & Supplies: 1.71%
4,000,000	Accellent Incorporated	8.38	02/01/2017	4,240,000
4,000,000	DJO Finance LLC††	9.75	10/15/2017	4,230,000
4,000,000	Hanger Orthopedic Group	7.13	11/15/2018	4,110,000

				12,580,000

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 59
HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care Providers & Services: 3.65%
$500,000	Aviv Healthcare Properties LP††	7.75%	02/15/2019	$521,250
1,000,000	Convatec Healthcare Incorporated††	10.50	12/15/2018	1,067,500
4,000,000	Davita Incorporated	6.63	11/01/2020	4,055,000
4,550,000	HCA Incorporated	7.25	09/15/2020	4,908,313
2,000,000	HCA Incorporated	7.88	02/15/2020	2,197,500
1,000,000	HCA Incorporated	8.50	04/15/2019	1,120,000
4,200,000	HealthSouth Corporation	8.13	02/15/2020	4,557,000

3,750,000	Lifepoint Hospitals Incorporated††	6.63	10/01/2020	3,839,063
4,500,000	Vanguard Health Holdings Incorporated LLC	8.00	02/01/2018	4,623,750

				26,889,376

Life Sciences Tools & Services: 0.60%
4,000,000	Bio-Rad Laboratories Incorporated	8.00	09/15/2016	4,400,000

Pharmaceuticals: 0.60%
4,000,000	Mylan Incorporated††	7.88	07/15/2020	4,470,000

Industrials: 10.34%

Aerospace & Defense: 1.99%
3,750,000	Esterline Technologies Corporation	7.00	08/01/2020	3,928,124
4,500,000	Geoeye Incorporated	9.63	10/01/2015	5,073,750
872,000	Hexcel Corporation	6.75	02/01/2015	894,890
4,500,000	Spirit AeroSystems Holdings Incorporated	7.50	10/01/2017	4,781,250

				14,678,014

Commercial Services & Supplies: 2.72%
1,000,000	Casella Waste Systems Incorporated††	7.75	02/15/2019	1,025,000
3,500,000	Casella Waste Systems Incorporated	11.00	07/15/2014	3,972,500
2,600,000	FTI Consulting Incorporated	7.75	10/01/2016	2,726,750
1,000,000	Interface Incorporated††	7.63	12/01/2018	1,062,500
4,500,000	Iron Mountain Incorporated	8.38	08/15/2021	4,978,125
500,000	Uncle Acquisition 2010 Corporation††	8.63	02/15/2019	532,500
5,500,000	Yankee Acquisition Corporation	8.50	02/15/2015	5,754,375

				20,051,750

Electrical Equipment: 0.68%
2,730,000	Belden CDT Incorporated	7.00	03/15/2017	2,770,950
2,000,000	Belden CDT Incorporated	9.25	06/15/2019	2,215,000

				4,985,950

Machinery: 2.46%
3,000,000	ACI Corporation††	10.63	02/15/2016	3,015,000
1,355,000	Briggs & Stratton Corporation	6.88	12/15/2020	1,429,525
1,000,000	Dana Holding Corporation	6.75	02/15/2021	1,012,500
4,000,000	Great Lakes Dredge & Dock Company††	7.38	02/01/2019	4,090,000
4,000,000	Manitowoc Company Incorporated	8.50	11/01/2020	4,350,000
4,000,000	RSC Equipment Rental Incorporated††	8.25	02/01/2021	4,230,000

				18,127,025

Professional Services: 1.14%
3,000,000	Checkout Holdings Corporation††	9.61	11/15/2015	1,935,000
4,300,000	FTI Consulting Incorporated††	6.75	10/01/2020	4,300,000
2,000,000	Swift Services Holdings Incorporated††	10.00	11/15/2018	2,190,000

				8,425,000

60 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Trading Companies & Distributors: 1.35%
$3,000,000	Aircastle Limited	9.75%	08/01/2018	$3,345,000
6,250,000	United Rentals North America Incorporated	8.38	09/15/2020	6,617,188

				9,962,188

Information Technology: 2.20%

IT Services: 0.51%
3,500,000	TW Telecommunications Holdings Incorporated	8.00	03/01/2018	3,753,750

Semiconductors & Semiconductor Equipment: 1.69%
1,000,000	Advanced Micro Devices Incorporated	7.75	08/01/2020	1,045,000
4,800,000	Freescale Semiconductor Incorporated††	10.75	08/01/2020	5,544,000
5,175,000	Magnachip Semiconductor Limited	10.50	04/15/2018	5,847,750

				12,436,750

Materials: 8.02%

Chemicals: 2.56%
1,000,000	Exide Technologies Incorporated††	8.63	02/01/2018	1,066,250
4,000,000	Ferro Corporation	7.88	08/15/2018	4,260,000
6,000,000	Nalco Company	8.25	05/15/2017	6,562,500
2,250,000	Polyone Corporation	7.38	09/15/2020	2,385,000
4,000,000	Rhodia SA††	6.88	09/15/2020	4,095,000
500,000	TPC Group LLC††	8.25	10/01/2017	531,875

				18,900,625

Containers & Packaging: 1.51%
4,000,000	Bway Holding Company††	10.00	06/15/2018	4,440,000
5,750,000	Graham Packaging Company Incorporated	8.25	01/01/2017	6,152,500
500,000	Graham Packaging Company Incorporated	8.25	10/01/2018	538,750

				11,131,250

Metals & Mining: 1.61%
1,000,000	Atkore International Incorporated††	9.88	01/01/2018	1,088,750
3,000,000	FMG Resources Limited††	6.88	02/01/2018	3,075,000
3,600,000	FMG Resources Limited††	7.00	11/01/2015	3,735,000
3,745,000	Steel Dynamics Incorporated	7.75	04/15/2016	3,979,063

				11,877,813

Paper & Forest Products: 2.34%
2,500,000	Appleton Papers Incorporated††	10.50	06/15/2015	2,587,500
1,634,000	Appleton Papers Incorporated	11.25	12/15/2015	1,535,960
4,750,000	Boise Paper Holdings LLC	9.00	11/01/2017	5,296,250
4,250,000	Georgia Pacific LLC††	5.40	11/01/2020	4,227,562
2,485,000	P.H. Glatfelter Company	7.13	05/01/2016	2,540,913
1,000,000	Polymer Group Incorporated††	7.75	02/01/2019	1,041,250

				17,229,435

Telecommunication Services: 5.72%

Diversified Telecommunication Services: 3.62%
1,500,000	Cincinnati Bell Incorporated	8.38	10/15/2020	1,481,250
4,000,000	Cincinnati Bell Incorporated	8.75	03/15/2018	3,835,000
4,000,000	Frontier Communications Corporation	8.25	04/15/2017	4,420,000
3,000,000	Level 3 Communications††	11.88	02/01/2019	2,947,500
3,000,000	PAETEC Holding Corporation	9.50	07/15/2015	3,161,250

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 61
HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Telecommunication Services (continued)
$2,000,000	West Corporation††	7.88%	01/15/2019	$2,052,500
2,500,000	West Corporation††	8.63	10/01/2018	2,650,000
1,750,000	Windstream Corporation	7.75	10/15/2020	1,813,438
4,115,000	Windstream Corporation	8.63	08/01/2016	4,351,613

				26,712,551

Wireless Telecommunication Services: 2.10%
3,000,000	Cricket Communications Incorporated	7.75	10/15/2020	2,872,500
5,025,000	Intelsat Jackson Holding Corporation††	8.50	11/01/2019	5,514,938
4,625,000	Nextel Communications Incorporated Series D	7.38	08/01/2015	4,636,563
2,425,000	Sprint Nextel Corporation	6.00	12/01/2016	2,418,938

				15,442,939

Utilities: 4.93%

Electric Utilities: 1.81%
4,000,000	Energy Future Holdings††	10.25	01/15/2020	4,165,408
3,450,000	IPALCO Enterprises Incorporated††	7.25	04/01/2016	3,743,250
5,200,000	Mirant Americas Generation LLC	8.50	10/01/2021	5,486,000

				13,394,658

Gas Utilities: 0.56%
4,000,000	AmeriGas Partners LP	6.50	05/20/2021	4,120,000

Independent Power Producers & Energy Traders: 2.56%
4,000,000	Calpine Corporation††	7.50	02/15/2021	4,090,000
5,000,000	Calpine Corporation††	7.88	01/15/2023	5,137,500
4,195,000	Dynegy Holdings Incorporated	8.38	05/01/2016	3,366,488
4,000,000	NRG Energy Incorporated	8.50	06/15/2019	4,260,000
2,000,000	RRI Energy Incorporated	7.88	06/15/2017	2,005,000
				18,858,988

Total Corporate Bonds and Notes (Cost $604,424,410)				642,401,274

Yankee Corporate Bonds and Notes: 3.96%

Consumer Discretionary: 0.81%

Media: 0.81%
5,200,000	Virgin Media Finance plc	9.50	08/15/2016	5,999,500

Financials: 1.78%

Capital Markets: 0.43%
3,000,000	FMC Finance III SA	6.88	07/15/2017	3,161,250

Consumer Finance: 1.35%
4,500,000	National Money Mart Company	10.38	12/15/2016	5,006,250
4,207,214	Wind Acquisition Finance SA††	12.25	07/15/2017	4,922,440

				9,928,690

Materials: 0.48%

Chemicals: 0.48%
3,490,000	Ineos Group Holdings plc††	8.50	02/15/2016	3,524,900

62 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Telecommunication Services: 0.89%

Wireless Telecommunication Services: 0.89%
$5,916,796	Intelsat Limited	11.50%	02/04/2017	$6,567,644

Total Yankee Corporate Bonds and Notes (Cost $26,576,634)				29,181,984

Municipal Bonds and Notes: 1.03%

Connecticut: 0.56%
5,090,000	Mashantucket Western Pequot Tribe Series A§	6.91	09/01/2012	4,122,849

Texas: 0.47%
3,750,000	Sabine River Authority Texas PCR TXU Electric Company Project Series B±§	5.75	05/01/2030	3,487,500

Total Municipal Bonds and Notes (Cost $7,695,001)				7,610,349

Term Loans: 2.71%
4,000,000	American General Finance Corporation	7.25	04/21/2015	4,034,000
2,962,500	Gentiva Health Services Incorporated	6.75	08/15/2016	3,006,938
4,000,000	Goodman Global Holdings Incorporated	9.00	10/30/2017	4,130,720
450,000	Goodyear Tire & Rubber Company	1.96	04/30/2014	442,688
7,000,000	Harrahs Entertainment Corporation<	NA	01/28/2015	6,487,670
251,131	HCA Incorporated	2.55	11/18/2013	250,144
1,944,086	TXU Texas Competitive Electric Holding Company LLC	3.79	10/10/2014	1,635,462

Total Term Loans (Cost $19,932,239)				19,987,622

Short-Term Investments: 5.28%

Corporate Bonds & Notes: 0.21%
1,225,771	Gryphon Funding Limited(v)(i)(a)	0.00	08/05/2011	511,147
1,668,825	VFNC Corporation(v)††(i)(a)±	0.26	09/29/2011	984,607
				1,495,754

Shares			Yield
Investment Companies: 5.07%
32,250,785	Wells Fargo Advantage Cash Investment Money Market Fund##(l)(u)		0.12	32,250,785
5,130,958	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.25	5,130,958

				37,381,743

Total Short-Term Investments (Cost $38,263,935)				38,877,497

Total Investments in Securities (Cost $696,892,219)*		100.14%		738,058,726

Other Assets and Liabilities, Net		(0.14)		(1,029,054)

Total Net Assets		100.00%		$737,029,672

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 63
HIGH INCOME FUND

<	All or portion of the position represents an unfunded loan commitment.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

¥	Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is $696,892,219 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,431,622
Gross unrealized depreciation	(3,265,115)

Net unrealized appreciation	$41,166,507
The accompanying notes are an integral part of these financial statements.

64 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 73.75%

Consumer Discretionary: 15.41%

Auto Components: 1.61%
$1,935,000	Cooper Tire & Rubber Company	7.63%	03/15/2027	$1,867,275
450,000	Cooper Tire & Rubber Company	8.00	12/15/2019	477,000
1,875,000	Goodyear Tire & Rubber Company^	1.98	04/30/2014	1,844,531
100,000	Goodyear Tire & Rubber Company	8.25	08/15/2020	107,500
2,950,000	Goodyear Tire & Rubber Company	10.50	05/15/2016	3,363,000

				7,659,306

Diversified Consumer Services: 2.44%
1,715,000	Carriage Services Incorporated	7.88	01/15/2015	1,740,725
4,000,000	Service Corporation International	7.00	06/15/2017	4,260,000
515,000	Service Corporation International	7.00	05/15/2019	531,738
4,080,000	Service Corporation International	7.50	04/01/2027	3,988,200
450,000	Service Corporation International	7.63	10/01/2018	489,375
525,000	Service Corporation International	8.00	11/15/2021	574,875

				11,584,913

Hotels, Restaurants & Leisure: 2.88%
1,100,000	Ameristar Casinos Incorporated	9.25	06/01/2014	1,182,500
600,000	Blue Merger Sub Incorporated††	7.63	02/15/2019	606,000
175,000	Citycenter Holdings LLC††	7.63	01/15/2016	182,438
775,000	Citycenter Holdings LLC††	11.50	01/15/2017	809,875
575,000	DineEquity Incorporated††	9.50	10/30/2018	622,438
3,550,000	Greektown Superholdings Incorporated	13.00	07/01/2015	4,029,250
2,000,000	Greektown Superholdings Incorporated	13.00	07/01/2015	2,270,000
2,150,000	NAI Entertainment Holdings LLC††	8.25	12/15/2017	2,311,250
225,000	Speedway Motorsports Incorporated††	6.75	02/01/2019	228,375
1,311,000	Yonkers Racing Corporation††	11.38	07/15/2016	1,471,598

				13,713,724

Media: 7.71%
1,300,000	Cablevision System Corporation	8.63	09/15/2017	1,456,000
7,159,383	CCH II Capital Corporation	13.50	11/30/2016	8,671,803
560,000	CCO Holdings LLC	8.13	04/30/2020	604,100
935,000	Charter Communication OPT LLC Capital††	8.00	04/30/2012	984,088
3,200,000	Charter Communications Incorporated††	10.88	09/15/2014	3,596,000
3,350,000	Cinemark USA Incorporated	8.63	06/15/2019	3,651,500
825,000	CSC Holdings LLC	8.50	04/15/2014	924,000
1,070,000	DISH DBS Corporation	7.88	09/01/2019	1,159,613
1,175,000	EchoStar DBS Corporation	6.63	10/01/2014	1,245,500
2,075,000	EchoStar DBS Corporation	7.75	05/31/2015	2,266,938
2,600,000	Gray Television	10.50	06/29/2015	2,762,500
2,545,000	Lamar Media Corporation	9.75	04/01/2014	2,958,563
275,000	LIN Television Corporation	8.38	04/15/2018	299,063
4,275,000	Regal Cinemas Corporation	8.63	07/15/2019	4,584,938
605,000	Salem Communications	9.63	12/15/2016	663,988
720,000	Sirius XM Radio Incorporated††	13.00	08/01/2013	858,600
1,140,000	Young Broadcasting Incorporated^^(i)	8.75	01/15/2014	11
860,000	Young Broadcasting Incorporated^^(i)	10.00	12/31/2049	9

				36,687,214

Multiline Retail: 0.13%
610,000	Saks Incorporated	9.88	10/01/2011	634,400

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 65
HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Specialty Retail: 0.64%
$400,000	Rent-A-Center Incorporated††	6.63%	11/15/2020	$395,000
500,000	Toys R Us Property Company I LLC	8.50	12/01/2017	543,750
1,825,000	Toys R Us Property Company I LLC	10.75	07/15/2017	2,085,063

				3,023,813

Consumer Staples: 0.58%

Food Products: 0.58%
750,000	B&G Foods Incorporated	7.63	01/15/2018	800,625
125,000	Darling International Incorporated††	8.50	12/15/2018	134,844
1,495,000	Dole Food Company Incorporated	13.88	03/15/2014	1,829,506

				2,764,975

Energy: 11.01%

Energy Equipment & Services: 1.84%
965,000	Bristow Group Incorporated	7.50	09/15/2017	1,015,663
1,565,000	Gulfmark Offshore Incorporated	7.75	07/15/2014	1,588,475
2,300,000	Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,305,750
935,000	Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	959,544
2,750,000	PHI Incorporated††	8.63	10/15/2018	2,880,625

				8,750,057

Oil, Gas & Consumable Fuels: 9.17%
1,820,000	Arch Coal Incorporated	8.75	08/01/2016	2,031,544
2,025,000	Coffeyville Resources Refining & Marketing LLC††	9.00	04/01/2015	2,207,250
845,000	Consol Energy††	8.25	04/01/2020	931,613
350,000	Denbury Resources Incorporated	6.38	08/15/2021	353,500
225,000	Denbury Resources Incorporated	9.75	03/01/2016	255,375
915,000	El Paso Corporation††	6.50	09/15/2020	974,197
2,000,000	El Paso Corporation	7.00	06/15/2017	2,234,438
760,000	El Paso Corporation	7.42	02/15/2037	753,047
850,000	El Paso Corporation	8.25	02/15/2016	960,411
4,875,000	El Paso Natural Gas Corporation	7.25	06/01/2018	5,514,020
3,150,000	Energy Transfer Equity	7.50	10/15/2020	3,413,813
625,000	Ferrellgas Partners LP††	6.50	05/01/2021	609,375
1,420,000	Ferrellgas Partners LP	9.13	10/01/2017	1,569,100
1,040,000	Forest Oil Corporation	7.25	06/15/2019	1,076,400
560,000	Forest Oil Corporation	8.50	02/15/2014	623,000
1,870,000	Holly Corporation	9.88	06/15/2017	2,080,375
575,000	Inergy LP††	6.88	08/01/2021	587,938
3,560,000	Peabody Energy Corporation	7.88	11/01/2026	3,987,200
250,000	Regency Energy Partners	6.88	12/01/2018	262,500
2,250,000	Sabine Pass LNG LP	7.25	11/30/2013	2,283,750
5,650,000	Sabine Pass LNG LP	7.50	11/30/2016	5,720,625
2,550,000	Suburban Propane Partners LP	7.38	03/15/2020	2,728,500
1,250,000	Susser Holdings LLC	8.50	05/15/2016	1,357,813
1,090,000	Tesoro Corporation	7.50	07/17/2012	1,122,700

				43,638,484

Financials: 16.43%

Consumer Finance: 9.53%
300,000	American General Finance Corporation	5.40	12/01/2015	271,500
925,000	American General Finance Corporation	5.75	09/15/2016	819,781
4,850,000	American General Finance Corporation	6.90	12/15/2017	4,352,875

66 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Finance (continued)
$2,700,000	Calpine Construction Finance Corporation††	8.00%	06/01/2016	$2,929,500
6,765,929	CIT Group Incorporated	7.00	05/01/2013	6,901,248
1,080,000	CIT Group Incorporated	7.00	05/01/2014	1,100,925
3,000,000	CIT Group Incorporated	7.00	05/01/2016	3,026,250
900,000	Ford Motor Credit Company LLC	6.63	08/15/2017	957,220
3,320,000	Ford Motor Credit Company LLC	9.88	08/10/2011	3,429,613
1,362,000	GMAC LLC	6.75	12/01/2014	1,457,340
55,000	GMAC LLC	6.88	09/15/2011	56,238
1,280,000	GMAC LLC	6.88	08/28/2012	1,356,800
3,430,000	GMAC LLC	7.50	12/31/2013	3,738,700
350,325	Homer City Funding, LLC	8.73	10/01/2026	320,547
1,755,000	International Lease Finance Corporation	5.30	05/01/2012	1,787,468
515,000	International Lease Finance Corporation	6.38	03/25/2013	536,888
125,000	International Lease Finance Corporation††	6.50	09/01/2014	134,813
125,000	International Lease Finance Corporation††	6.75	09/01/2016	135,313
200,000	International Lease Finance Corporation††	7.13	09/01/2018	218,250
1,015,000	International Lease Finance Corporation††	8.63	09/15/2015	1,144,413
1,025,000	Nielsen Finance LLC††	7.75	10/15/2018	1,108,281
5,410,000	Sprint Capital Corporation	6.88	11/15/2028	4,875,763
1,010,000	Sprint Capital Corporation	6.90	05/01/2019	1,018,838
2,490,000	Sprint Capital Corporation	8.38	03/15/2012	2,642,513
950,000	Sprint Capital Corporation	8.75	03/15/2032	988,000

				45,309,077

Diversified Financial Services: 2.74%
2,300,000	Ally Financial Incorporated	8.30	02/12/2015	2,596,125
551,000	Dunkin Finance Corporation††	9.63	12/01/2018	557,888
3,500,000	NCO Group Incorporated	11.88	11/15/2014	3,123,750
400,000	NSG Holdings LLC/NSG Holdings Incorporated††(i)	7.75	12/15/2025	392,500
6,300,000	Nuveen Investments Incorporated«	5.50	09/15/2015	5,512,500
275,000	Nuveen Investments Incorporated††	10.50	11/15/2015	281,188
575,000	Nuveen Investments Incorporated	10.50	11/15/2015	587,938

				13,051,889

Insurance: 0.71%
3,050,000	Emigrant Bancorp Incorporated††(i)	6.25	06/15/2014	2,542,965
800,000	HUB International Holdings Incorporated††	10.25	06/15/2015	832,000

				3,374,965

Real Estate Investment Trusts (REITs): 3.45%
5,594,811	Capital Automotive^	1.88	12/14/2012	5,804,616
5,470,000	Dupont Fabros Technology Incorporated	8.50	12/15/2017	6,030,675
1,581,000	National Retail Properties Incorporated	6.88	10/15/2017	1,707,572
1,875,000	Omega Healthcare Investors††	6.75	10/15/2022	1,893,750
909,000	Ventas Realty LP	9.00	05/01/2012	970,954

				16,407,567

Health Care: 4.57%

Health Care Equipment & Supplies: 1.11%
515,000	Biomet Incorporated¥	10.38	10/15/2017	576,156
3,645,000	Biomet Incorporated	11.63	10/15/2017	4,109,738
625,000	Fresenius Medical Care Incorporated††	5.75	02/15/2021	604,688

				5,290,582

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 67
HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care Providers & Services: 3.19%
$950,000	Aviv Healthcare Properties LP††	7.75%	02/15/2019	$990,375
466,000	Centene Corporation	7.25	04/01/2014	480,563
2,650,000	Community Health Systems Incorporated Series WI	8.88	07/15/2015	2,809,000
1,000,000	HCA Incorporated	7.25	09/15/2020	1,078,750
2,765,000	HCA Incorporated	9.25	11/15/2016	2,986,200
1,144,000	HCA Incorporated¥	9.63	11/15/2016	1,241,240
2,000,000	Health Management Association Incorporated	6.13	04/15/2016	2,030,000
450,000	Healthsouth Corporation	7.25	10/01/2018	466,875
450,000	Healthsouth Corporation	7.75	09/15/2022	468,563
750,000	Sabra Health Care Corporation††	8.13	11/01/2018	791,250
1,740,000	United Surgical Partners International Incorporated	8.88	05/01/2017	1,835,700

				15,178,516

Pharmaceuticals: 0.27%
750,000	Mylan Incorporated††	6.00	11/15/2018	767,813
100,000	Mylan Incorporated††	7.63	07/15/2017	109,875
350,000	Mylan Incorporated††	7.88	07/15/2020	391,125

				1,268,813

Industrials: 5.98%

Aerospace & Defense: 1.00%
462,000	Hexcel Corporation	6.75	02/01/2015	474,128
1,805,000	L-3 Communications Holdings Incorporated	5.88	01/15/2015	1,840,198
2,385,000	L-3 Communications Holdings Incorporated	6.38	10/15/2015	2,462,513

				4,776,839

Commercial Services & Supplies: 4.06%
400,000	Brickman Group Holdings††	9.13	11/01/2018	430,000
125,000	Casella Waste Systems Incorporated††	7.75	02/15/2019	128,125
840,000	Corrections Corporation of America	6.25	03/15/2013	841,050
1,445,000	Corrections Corporation of America	7.75	06/01/2017	1,582,275
1,775,000	Iron Mountain Incorporated	8.00	06/15/2020	1,908,125
1,440,000	Iron Mountain Incorporated	8.38	08/15/2021	1,593,000
1,025,000	KAR Holdings Incorporated±	4.30	05/01/2014	1,012,188
3,185,000	KAR Holdings Incorporated	8.75	05/01/2014	3,308,419
6,334,000	KAR Holdings Incorporated	10.00	05/01/2015	6,714,040
1,705,000	The Geo Group Incorporated	7.75	10/15/2017	1,817,956

				19,335,178

Machinery: 0.24%
525,000	Columbus Mckinnon Corp††	7.88	02/01/2019	543,375
144,253	Commercial Vehicle Group Incorporated¥	11.00	02/15/2013	154,351
400,000	Titan International Incorporated††	7.88	10/01/2017	428,000

				1,125,726

Road & Rail: 0.68%
239,000	Kansas City Southern	13.00	12/15/2013	285,605
2,650,000	RailAmerica Incorporated	9.25	07/01/2017	2,934,875

				3,220,480

Information Technology: 5.03%

Communications Equipment: 0.18%
825,000	Allbritton Communication	8.00	05/15/2018	864,188

68 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Computers & Peripherals: 0.14%
$650,000	Seagate Technology International	6.80%	10/01/2016	$678,438

Electronic Equipment & Instruments: 0.78%
3,675,000	GCI Incorporated	7.25	02/15/2014	3,711,750

Internet Software & Services: 0.23%
1,020,000	Equinix Incorporated	8.13	03/01/2018	1,106,700

IT Services: 3.54%
329,000	Fidelity National Information Services††	7.63	07/15/2017	362,723
174,000	Fidelity National Information Services††	7.88	07/15/2020	193,140
1,225,000	First Data Corporation	11.25	03/31/2016	1,182,125
3,600,000	Lender Processing Services Incorporated	8.13	07/01/2016	3,744,000
857,000	SunGard Data Systems Incorporated	4.88	01/15/2014	869,855
550,000	SunGard Data Systems Incorporated††	7.38	11/15/2018	567,875
325,000	SunGard Data Systems Incorporated††	7.63	11/15/2020	335,563
7,050,000	SunGard Data Systems Incorporated	10.25	08/15/2015	7,428,938
2,000,000	TW Telecommunications Holdings Incorporated	8.00	03/01/2018	2,145,000

				16,829,219

Wireless Telecommunication Services: 0.16%
725,000	Intelsat Jackson Holdings Limited††	7.25	10/15/2020	744,938

Materials: 2.62%

Chemicals: 0.52%
1,950,000	Celanese UU Holdings LLC††	6.63	10/15/2018	2,037,750
275,000	Chemtura Corporation††	7.88	09/01/2018	293,563
125,000	Vertellus Specialties Incorporated††	9.38	10/01/2015	134,453

				2,465,766

Containers & Packaging: 1.66%
725,000	Ball Corporation	5.75	05/15/2021	710,500
500,000	Crown Americas LLC	7.63	05/15/2017	545,000
55,000	Graham Packaging Company Incorporated	8.25	01/01/2017	58,850
4,570,000	Graham Packaging Company Incorporated	9.88	10/15/2014	4,729,950
1,702,000	Owens Brockway Glass Container Incorporated	7.38	05/15/2016	1,855,180

				7,899,480

Metals & Mining: 0.16%
100,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	111,000
3,285,000	Indalex Holdings Corporation^^	11.50	02/01/2014	61,594
525,000	Novelis Incorporated††	8.75	12/15/2020	578,813

				751,407

Paper & Forest Products: 0.28%
1,090,000	Georgia-Pacific Corporation	8.88	05/15/2031	1,332,525

Telecommunication Services: 5.79%

Diversified Telecommunication Services: 1.69%
1,925,000	GCI Incorporated	8.63	11/15/2019	2,117,500
270,000	Qwest Corporation	7.63	08/03/2021	278,100
2,990,000	Qwest Corporation	8.88	03/15/2012	3,210,513
815,000	SBA Telecommunications Incorporated	8.00	08/15/2016	888,350
75,000	SBA Telecommunications Incorporated	8.25	08/15/2019	82,688
1,400,000	U.S. West Communications Incorporated	7.25	09/15/2025	1,477,000

				8,054,151

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 69
HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wireless Telecommunication Services: 4.10%
$5,050,000	CC Holdings GS V LLC††	7.75%	05/01/2017	$5,573,938
4,980,000	Cricket Communications Incorporated Series I	7.75	05/15/2016	5,266,350
1,764,503	iPCS Incorporated¥	3.55	05/01/2014	1,733,624
1,975,000	MetroPCS Wireless Incorporated	6.63	11/15/2020	1,923,156
475,000	MetroPCS Wireless Incorporated	7.88	09/01/2018	501,719
3,000,000	Sprint Nextel Corporation	6.00	12/01/2016	2,992,500
1,400,000	Syniverse Holdings Incorporated††	9.13	01/15/2019	1,512,000

				19,503,287

Utilities: 6.33%

Electric Utilities: 2.22%
6,717,000	Aquila Incorporatedºº	11.88	07/01/2012	7,530,227
517,493	Energy Future Holdings Corporpation¥	11.00	11/01/2017	423,051
520,000	IPALCO Enterprises Incorporated††	7.25	04/01/2016	564,200
1,815,000	Otter Tail Corporation	9.00	12/15/2016	2,055,488

				10,572,966

Gas Utilities: 0.75%
550,000	AmeriGas Partners LP	6.50	05/20/2021	566,500
2,875,000	AmeriGas Partners LP	7.13	05/20/2016	2,990,000

				3,556,500

Independent Power Producers & Energy Traders: 3.36%
4,150,000	Calpine Construction Finance Corporation††	7.25	10/15/2017	4,347,125
1,925,000	NRG Energy Incorporated	7.38	02/01/2016	1,992,375
7,425,000	NRG Energy Incorporated	7.38	01/15/2017	7,824,094
1,233,045	Reliant Energy Incorporated	9.24	07/02/2017	1,319,358
460,000	Reliant Energy Incorporated	9.68	07/02/2026	492,200

				15,975,152

Total Corporate Bonds and Notes (Cost $335,531,389)				350,842,985

Yankee Corporate Bonds and Notes: 3.12%

Consumer Discretionary: 0.81%

Media: 0.81%
380,000	Videotron Limited	6.38	12/15/2015	388,550
1,881,000	Videotron Limited	6.88	01/15/2014	1,906,864
1,385,000	Videotron Limited	9.13	04/15/2018	1,554,663

				3,850,077

Energy: 0.49%

Oil, Gas & Consumable Fuels: 0.49%
1,395,000	General Maritime Corporation	12.00	11/15/2017	1,279,913
525,000	Griffin Coal Mining Company Limited^^	9.50	12/01/2016	444,938
1,125,000	OPTI Canada Incorporated	8.25	12/15/2014	613,125

				2,337,976

Financials: 0.12%

Capital Markets: 0.12%
525,000	FMC Finance III SA	6.88	07/15/2017	553,219

70 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Financial Services: 0.00%
$720,000	Preferred Term Securities XII Limited^^(i)	1.18%	12/24/2033	$216

Information Technology: 0.19%

Computers & Peripherals: 0.19%
400,000	Seagate Technology International††	6.88	05/01/2020	392,000
500,000	Seagate Technology International††	7.75	12/15/2018	512,500

				904,500

Materials: 0.33%

Metals & Mining: 0.33%
990,000	Novelis Incorporated	7.25	02/15/2015	1,014,750
500,000	Novelis Incorporated††	8.38	12/15/2017	551,250

				1,566,000

Telecommunication Services: 1.18%

Wireless Telecommunication Services: 1.18%
1,588,000	Intelsat Limited	8.50	01/15/2013	1,597,925
1,100,000	Intelsat Limited††	8.50	11/01/2019	1,207,250
666,000	Intelsat Limited	8.88	01/15/2015	685,980
825,000	Intelsat Limited	11.25	06/15/2016	882,750
1,125,000	Telesat Canada Incorporated	11.00	11/01/2015	1,262,813

				5,636,718

Total Yankee Corporate Bonds and Notes (Cost $14,409,484)				14,848,706

Shares
Investment Companies: 0.54%
62,492	BlackRock High Income Shares	134,983
26,741	BlackRock Limited Duration Income Trust	454,597
45,818	Eaton Vance Limited Duration Income Trust	723,008
38,386	ING Prime Rate Trust	230,700
38,414	New America High Income Fund Incorporated	394,128
14,624	Nuveen Floating Rate Income Fund«	182,946
35,644	Western Asset Global High Income Incorporated	464,085

Total Investment Companies (Cost $2,217,760)		2,584,447

Principal
Collateralized Mortgage Obligations: 2.53%
$4,526,393	American Home Mortgage Assets Series 2006 Class 1A1±	1.25	09/25/2046	2,651,298
1,280,000	American Home Mortgage Assets Series 2006 Class 1A1	5.47	01/15/2045	1,342,898
1,515,000	Banc of America Commercial Mortgage Incorporated Series 2006 Class AM±	5.87	07/10/2044	1,592,360
2,040,000	Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM±	5.88	07/10/2038	2,152,328
3,730,000	Lehman XS Trust Series 2006-18N Class A5A(i)±	0.43	12/25/2036	1,483,376
1,831,000	Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/2043	1,881,949
910,000	Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/2043	942,220

Total Collateralized Mortgage Obligations (Cost $11,758,611)				12,046,429

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 71
HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Term Loans: 15.90%
$475,000	Advantage Sales & Marketing LLC	9.25%	06/18/2018	$483,018
1,970,285	Allison Transmission Incorporated	3.02	08/07/2014	1,959,448
2,586,387	Ameristar Casinos Incorporated	3.55	11/10/2012	2,589,620
1,876,050	Blackstone UTP	7.75	11/02/2014	1,913,571
1,500,000	CCM Merger Incorporated<	NA	02/11/2017	1,518,750
702,273	Celanese UU Holdings LLC	3.30	10/31/2016	706,901
3,210,550	Coinmach Corporation	3.30	11/20/2014	3,025,944
2,654,688	Community Health Systems Incorporated	2.56	07/25/2014	2,631,884
136,780	Community Health Systems Incorporated	2.56	07/25/2014	135,605
997,500	Emdeon Business Services LLC	4.50	11/18/2013	1,004,363
750,000	Emdeon Business Services LLC	5.27	05/16/2014	746,250
3,000,736	Fairpoint Communications Incorporated	6.50	01/22/2016	2,955,035
2,865,634	Federal Mogul Corporation	2.20	12/29/2014	2,769,807
1,462,058	Federal Mogul Corporation	2.20	12/28/2015	1,413,167
525,000	First Data Corporation	3.01	09/24/2014	495,962
2,025,000	First Data Corporation	3.01	09/24/2014	1,912,451
1,537,329	First Data Corporation	3.01	09/24/2014	1,451,977
2,294,399	Ford Motor Credit Company LLC	3.02	12/16/2013	2,291,416
5,818,787	Ford Motor Credit Company LLC	3.02	12/16/2013	5,806,043
1,820,784	Georgia-Pacific Corporation	2.30	12/20/2012	1,820,438
728,274	Georgia-Pacific Corporation	2.30	12/21/2012	728,135
1,915,073	Gray Television	3.77	12/31/2014	1,906,531
3,000,000	HCA Incorporated	1.55	11/19/2012	2,981,940
994,489	Health Management Association Incorporated	2.05	02/28/2014	985,788
677,829	HMSC	5.76	10/03/2014	555,820
550,000	J.Crew Group Incorporated<	NA	01/26/2018	550,088
1,000,000	Level 3 Financing Incorporated	2.55	03/13/2014	973,000
3,275,374	Local TV Finance LLC	2.31	05/07/2013	3,196,209
1,785,546	LPL Holdings Incorporated	2.04	06/28/2013	1,782,207
1,214,544	Merisant Company	7.50	01/08/2014	1,181,144
348,182	MetroPCS Wireless Incorporated	2.56	11/04/2013	347,360
78,526	Mission Broadcasting Incorporated	5.00	09/30/2016	78,133
2,825,000	Newsday LLC	10.50	08/01/2013	2,992,749
122,822	Nexstar Broadcasting Incorporated	5.00	09/30/2016	122,208
262,796	Nielsen Finance LLC	2.26	08/09/2013	262,848
450,000	Owens Brockway Glass Container Incorporated	1.76	06/14/2013	451,125
2,852,624	Penn National Gaming Incorporated	2.03	10/03/2012	2,844,609
1,241,888	Sugarhouse HSP Gaming LP	11.25	09/23/2014	1,261,547
1,950,933	SunGard Data Systems Incorporated	2.01	02/28/2014	1,939,715
323,375	The Geo Group Incorporated	4.75	06/22/2017	325,532
14,922,879	TXU Energy Company LLC	3.77	10/10/2014	12,531,040

Total Term Loans (Cost $72,411,142)				75,629,378

Shares
Common Stocks: 0.34%

Telecommunication Services: 0.34%

Diversified Telecommunication Services: 0.34%
70,879	Fairpoint Communications Incorporated†			1,630,219

Total Common Stocks (Cost $1,573,932)				1,630,219

72 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
HIGH YIELD BOND FUND

Shares	Security Name	Yield	Value
Short-Term Investments: 3.02%

Investment Companies: 3.02%
14,207,412	Wells Fargo Advantage Cash Investment Money Market Fund(o)(l)(u)	0.12%	$14,207,412
165,750	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.25	165,750

Total Short-Term Investments (Cost $14,373,162)			14,373,162

Total Investments in Securities (Cost $452,275,480)*	99.20%	471,955,326

Other Assets and Liabilities, Net	0.80	3,785,735

Total Net Assets	100.00%	$475,741,061

<	All or portion of the position represents an unfunded loan commitment.

(o)	Security pledged as collateral for when-issued (TBA), delayed delivery securities and/or unfunded loans.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

ºº	Stepped coupon bond. Interest rate presented is yield to maturity.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(i)	Illiquid security.

«	All or a portion of this security is on loan.

¥	Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±	Variable rate investments.

†	Non-income earning securities.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $453,421,630 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,091,012
Gross unrealized depreciation	(6,557,316)

Net unrealized appreciation	$18,533,696
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 73
INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 36.86%

Federal Home Loan Mortgage Corporation: 2.42%
$471	FHLMC #170065	14.00%	09/01/2012	$474
122,922	FHLMC #1J1263±	4.24	01/01/2036	127,592
38,387	FHLMC #A77459	7.50	05/01/2038	43,621
2,682,984	FHLMC #A92458	5.00	06/01/2040	2,809,947
3,800,000	FHLMC #A92666	5.50	06/01/2040	4,059,129
1,490,387	FHLMC #A93454	5.00	08/01/2040	1,560,914
1,100	FHLMC #C00922	8.00	02/01/2030	1,296
735,669	FHLMC Series 2736 Class BC	5.00	12/15/2029	761,966
1,534,909	FHLMC Series M009 Class A	5.40	10/15/2021	1,640,679
3,495,479	FHLMC Series T-42 Class A5	7.50	02/25/2042	4,119,859
107,279	FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	3.95	07/25/2043	107,067
90,691	FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	3.77	10/25/2043	93,256

				15,325,800

Federal National Mortgage Association: 30.63%
5,980,000	FNMA	0.75	12/18/2013	5,893,810
3,670,000	FNMA	3.50	02/01/2026	3,685,443
3,416,000	FNMA%%	5.00	04/25/2036	3,576,658
1,352,000	FNMA%%	5.50	08/25/2019	1,458,470
19,340,000	FNMA%%	5.50	02/25/2035	20,669,625
17,990,000	FNMA%%	6.00	07/25/2035	19,547,250
2,794,602	FNMA #073587	7.87	07/01/2026	2,677,658
161,614	FNMA #256986	7.00	11/01/2037	182,443
743,820	FNMA #257307	6.00	08/01/2038	809,187
240,000	FNMA #385234	6.06	06/01/2012	248,558
1,624,328	FNMA #464093	4.39	01/01/2020	1,670,548
1,953,276	FNMA #465156	4.46	05/01/2020	2,012,554
3,616,446	FNMA #545320	5.69	11/01/2011	3,657,029
1,244,931	FNMA #545547	6.06	03/01/2012	1,273,980
872,519	FNMA #725715	5.50	08/01/2034	939,925
266,334	FNMA #735230	5.50	02/01/2035	286,910
91,121	FNMA #831621	7.00	07/01/2036	104,053
343,815	FNMA #863727±	2.52	01/01/2036	359,638
194,932	FNMA #886087	6.50	07/01/2036	219,472
175,497	FNMA #886686±	6.02	08/01/2036	185,639
270,214	FNMA #888022	5.00	02/01/2036	285,155
529,650	FNMA #889398	6.00	11/01/2037	576,526
129,094	FNMA #892283±	5.87	09/01/2036	135,999
128,783	FNMA #895998	6.50	07/01/2036	145,518
73,352	FNMA #902200	6.50	11/01/2036	82,522
2,410,373	FNMA #934370	5.50	08/01/2038	2,592,066
6,835,398	FNMA #941312	6.50	07/01/2037	7,695,926
5,959,582	FNMA #947654	6.00	10/01/2037	6,487,031
40,877	FNMA #976190	7.50	05/01/2038	46,876
5,329,109	FNMA #987853	5.50	08/01/2038	5,730,814
1,398,115	FNMA #995238	5.00	01/01/2024	1,486,210
4,688,532	FNMA #995591	7.00	03/01/2024	5,136,930
13,219,181	FNMA #AB1469	4.50	09/01/2040	13,490,942
471,006	FNMA #AC2673	4.00	09/01/2024	485,360
1,459,173	FNMA #AC7693	4.50	11/01/2024	1,530,747
2,078,715	FNMA #AD0309	4.50	10/01/2024	2,180,679
5,565,014	FNMA #AD7860	5.00	06/01/2040	5,833,575
15,604,367	FNMA #AD9194	5.00	08/01/2040	16,357,417
21,079,464	FNMA #AE0113	4.00	07/01/2040	20,811,520

74 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$4,499,249	FNMA #AE3049	4.50%	09/01/2040	$4,591,745
7,929,097	FNMA #AE6219	4.00	12/01/2040	7,827,328
13,402	FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	15,618
12,265,000	FNMA Series 11	1.25	02/27/2014	12,243,916
163,418	FNMA Series 2003-W14 Class 2A±	3.36	06/25/2035	167,631
160,727	FNMA Series 2003-W14 Class 2A±	4.20	01/25/2043	165,423
564,741	FNMA Series 2004-7 Class AE	5.00	12/25/2030	576,590
306,380	FNMA Whole Loan Series 2003-W8 Class 4A±	3.96	11/25/2042	303,225
3,744,544	FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	4,262,930
2,705,774	FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	3,080,355

				193,785,424

Government National Mortgage Association: 3.81%
7,130,000	GNMA%%	4.50	11/20/2039	7,359,543
4,486,066	GNMA #4747	5.00	07/20/2040	4,775,361
1,425	GNMA #516121	7.50	12/15/2029	1,655
87,952	GNMA Series 2005-59 Class A	4.39	05/16/2023	88,785
2,780,676	GNMA Series 2005-90 Class A	3.76	09/16/2028	2,871,221
377,864	GNMA Series 2006-3 Class A	4.21	01/16/2028	385,032
1,751,587	GNMA Series 2007-12 Class A	3.96	06/16/2031	1,823,428
485,000	GNMA Series 2007-12 Class C	5.28	04/16/2041	512,188
857,573	GNMA Series 2007-69 Class TA±	3.96	06/16/2031	863,639
18,687,032	GNMA Series 2008-22 Class XM(c)±	1.67	02/16/2050	802,197
4,365,000	GNMA Series 2008-86 Class D	5.46	04/16/2040	4,600,989

				24,084,038

Total Agency Securities (Cost $230,935,108)				233,195,262

Asset Backed Securities: 1.60%
430,000	Chase Issuance Trust Series 2005-A6 Class A6±	0.34	07/15/2014	429,521
3,410,000	Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	3,429,812
285,000	Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	03/24/2017	308,140
870,929	Countrywide Asset Backed Certificates Series 2004-S1 Class A3	4.62	02/25/2035	819,375
2,450,969	CVS Pass-Through Trust Series T	6.04	12/10/2028	2,549,204
2,345,000	Discover Card Master Trust Series 2008-A4 Class A4	5.65	12/15/2015	2,575,337
6,799	SACO I Trust Series 2005-2 Class A††±(i)	0.46	04/25/2035	2,895

Total Asset Backed Securities (Cost $9,657,992)				10,114,284

Collateralized Mortgage Obligations: 5.47%
785,000	Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX	5.48	01/15/2049	804,422
1,070,000	Bank of America Commercial Mortgage Incorporated Series 2008-1 Class AM	6.25	02/10/2051	1,118,218
3,170,000	Citigroup Deutsche Bank Commercial Mortgage Loan Trust Incorporated Series 2006-CD3 Class A5	5.62	10/15/2048	3,426,808
2,645,000	Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	2,683,187
604,369	Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX(c)±	0.38	11/11/2030	6,203
155,032	Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88	07/25/2027	148,329
2,228,000	Goldman Sachs Mortgage Securities Corporation II Series 2006-GG8 Class A4	5.56	11/10/2039	2,398,829
2,080,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44	06/12/2047	2,210,365
3,505,674	Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A3	4.83	11/15/2027	3,618,230
3,735,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	4,012,332
2,990,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C4 Class A3	5.17	12/12/2049	3,177,152
1,814,858	Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X(c)††±(i)	1.03	05/28/2040	22,958
1,040,000	Merrill Lynch Commercial Mortgage Trust Series 2007-8 Class A3±	5.96	08/12/2049	1,126,047

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 75
INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$1,415,071	Morgan Stanley Capital I Series 2004-RR2 Class X(c)††±(i)	0.83%	10/28/2033	$14,236
3,310,000	Morgan Stanley Capital I Series 2004-T15 Class A4	5.27	06/13/2041	3,534,139
2,625,000	Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	2,860,284
1,555,000	TIAA Real Estate CDO Limited Series 2007-C4 Class A3±	6.05	08/15/2039	1,691,202
2,127,960	WaMu Mortgage Pass Through Certificates Series 2007-HY7 Class 3A2±	5.67	07/25/2037	1,755,716

Total Collateralized Mortgage Obligations (Cost $32,548,428)				34,608,657

Corporate Bonds and Notes: 25.21%

Consumer Discretionary: 4.18%

Auto Components: 0.18%
1,000,000	TRW Automotive Incorporated††	7.25	03/15/2017	1,105,000

Diversified Consumer Services: 0.29%
1,750,000	Service Corporation International Series WI	7.00	06/15/2017	1,863,750

Hotels, Restaurants & Leisure: 0.40%
795,000	Agua Caliente Band of Cahuilla Indians††(i)	6.44	10/01/2016	687,111
1,750,000	Seminole Tribe of Florida††	7.75	10/01/2017	1,857,188

				2,544,299

Internet & Catalog Retail: 0.48%
2,985,000	Expedia Incorporated††	5.95	08/15/2020	3,018,581

Media: 1.86%
2,210,000	CBS Corporation	7.88	07/30/2030	2,577,329
650,000	Citadel Broadcasting Corporation††	7.75	12/15/2018	697,125
1,765,000	DIRECTV Holdings LLC	6.38	06/15/2015	1,820,156
1,750,000	DISH DBS Corporation	7.88	09/01/2019	1,896,563
1,525,000	News America Holdings Incorporated	8.25	08/10/2018	1,901,864
2,000,000	Valassis Communication††	6.63	02/01/2021	1,975,000
800,000	Vivendi SA††	6.63	04/04/2018	898,830

				11,766,867

Multiline Retail: 0.28%
1,750,000	Macy’s Retail Holdings Incorporated	6.65	07/15/2024	1,758,750

Specialty Retail: 0.69%
2,273,000	Best Buy Company Incorporated	6.75	07/15/2013	2,512,490
1,750,000	Limited Brands Incorporated	7.00	05/01/2020	1,855,000

				4,367,490

Consumer Staples: 1.40%

Beverages: 0.30%
1,750,000	Constellation Brands Incorporated	7.25	09/01/2016	1,881,250

Food Products: 0.30%
1,750,000	TreeHouse Foods Incorporated	7.75	03/01/2018	1,894,375

Tobacco: 0.80%
2,395,000	Lorillard Incorporated	8.13	06/23/2019	2,685,482
250,000	Reynolds American Incorporated††	7.13	04/15/2019	256,250
1,735,000	Reynolds American Incorporated††	7.63	06/01/2016	2,061,583
100,000	Reynolds Group Holdings††	6.88	02/15/2021	100,250

				5,103,565

76 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Energy: 2.45%

Oil, Gas & Consumable Fuels: 2.45%
$1,750,000	Chesapeake Energy Corporation	6.63%	08/15/2020	$1,837,500
1,750,000	Consol Energy Corporation††	8.25	04/01/2020	1,929,375
1,750,000	Energy Transfer Equity	7.50	10/15/2020	1,896,563
1,750,000	Newfield Exploration Company	6.88	02/01/2020	1,859,375
1,750,000	Peabody Energy Corporation	5.88	04/15/2016	1,780,625
1,750,000	Suburban Propane Partners LP	7.38	03/15/2020	1,872,500
1,250,000	Texas Eastern Transmission LP	7.00	07/15/2032	1,475,070
2,585,000	Transocean Incorporated	6.50	11/15/2020	2,845,669

				15,496,677

Financials: 9.25%

Capital Markets: 0.88%
2,610,000	Alterra Finance LLC	6.25	09/30/2020	2,615,982
2,456,000	Raymond James Financial Incorporated	8.60	08/15/2019	2,973,464

				5,589,446

Commercial Banks: 2.32%
5,420,000	Bank Nederlandse Gemeenten††	2.50	01/11/2016	5,351,253
4,000,000	FBOP Corporation†(a)^^	10.00	05/28/2009	0
2,245,000	Fifth Third Bancorp	6.25	05/01/2013	2,446,720
2,180,000	Key Bank NA	4.95	09/15/2015	2,272,657
3,150,000	Landwirtsch Rentenbank	2.50	02/15/2016	3,137,466
1,415,000	PNC Financial Services Group Incorporated	8.25	05/29/2049	1,497,956

				14,706,052

Consumer Finance: 1.66%
2,380,000	Discover Financial Services	10.25	07/15/2019	3,083,359
1,750,000	Ford Motor Credit Company LLC	8.13	01/15/2020	1,997,469
1,650,000	Regions Bank	7.50	05/15/2018	1,749,000
2,485,000	SLM Corporation	8.00	03/25/2020	2,637,206
1,000,000	Sprint Capital Corporation	6.90	05/01/2019	1,008,750

				10,475,784

Diversified Financial Services: 1.81%
2,795,000	Bank of America Corporation	6.50	08/01/2016	3,136,079
1,725,000	Citigroup Incorporated	5.38	08/09/2020	1,788,276
1,750,000	International Lease Finance Corporation	8.25	12/15/2020	1,946,875
1,750,000	JPMorgan Chase & Company Series 1	7.90	04/29/2049	1,904,893
2,630,000	Moody’s Corporation	5.50	09/01/2020	2,666,097

				11,442,220

Insurance: 2.27%
2,500,000	AFLAC Incorporated	6.90	12/17/2039	2,754,155
1,600,000	National Life Insurance Company of Vermont††	10.50	09/15/2039	2,014,024
2,100,000	Platinum Underwriters Finance Incorporated Series B	7.50	06/01/2017	2,175,663
2,000,000	Prudential Financial Incorporated	8.88	06/15/2068	2,330,000
1,945,000	Torchmark Corporation	9.25	06/15/2019	2,421,834
2,360,000	Unum Group	7.13	09/30/2016	2,674,031

				14,369,707

Real Estate Investment Trusts (REITs): 0.31%
1,865,000	Ventas Realty LP	6.50	06/01/2016	1,955,165

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 77
INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care: 0.28%

Health Care Providers & Services: 0.28%
$1,750,000	Lifepoint Hospitals Incorporated††	6.63%	10/01/2020	$1,791,563

Industrials: 2.28%

Aerospace & Defense: 0.52%
1,750,000	Esterline Technologies Corporation††	7.00	08/01/2020	1,833,125
167,000	Hexcel Corporation	6.75	02/01/2015	171,384
1,250,000	L-3 Communications Corporation	6.38	10/15/2015	1,290,625

				3,295,134

Commercial Services & Supplies: 0.49%
1,575,000	Clean Harbors Incorporated	7.63	08/15/2016	1,673,438
1,335,000	Equifax Incorporated	6.30	07/01/2017	1,447,663

				3,121,101

Electrical Equipment: 0.28%
1,750,000	Belden CDT Incorporated	7.00	03/15/2017	1,776,250

Machinery: 0.71%
685,000	Briggs & Stratton Corporation	6.88	12/15/2020	722,675
1,750,000	SPX Corporation	7.63	12/15/2014	1,916,250
1,750,000	Valmont Industries Incorporated	6.63	04/20/2020	1,837,161

				4,476,086

Professional Services: 0.28%
1,750,000	FTI Consulting Incorporated††	6.75	10/01/2020	1,750,000

Information Technology: 0.83%

Communications Equipment: 0.30%
1,750,000	Brocade Communications Systems Incorporated	6.88	01/15/2020	1,876,875

Electronic Equipment & Instruments: 0.22%
780,000	Corning Incorporated	7.25	08/15/2036	889,613
500,000	Jabil Circuit Incorporated	5.63	12/15/2020	488,750

				1,378,363

Office Electronics: 0.31%
1,685,000	Xerox Corporation	8.25	05/15/2014	1,971,779

Materials: 2.33%

Chemicals: 0.61%
1,808,000	Mosaic Company††	7.63	12/01/2016	1,957,160
1,750,000	Nalco Company	8.25	05/15/2017	1,914,063

				3,871,223

Containers & Packaging: 0.60%
1,750,000	Ball Corporation	7.38	09/01/2019	1,903,125
1,750,000	Owens Brockway Glass Container Incorporated	7.38	05/15/2016	1,907,500

				3,810,625

Metals & Mining: 0.64%
2,470,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,741,700
1,250,000	US Steel Corporation	7.38	04/01/2020	1,321,875

				4,063,575

78 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Paper & Forest Products: 0.48%
$1,000,000	Domtar Corporation	10.75%	06/01/2017	$1,280,000
1,750,000	Georgia Pacific LLC††	5.40	11/01/2020	1,740,764

				3,020,764

Telecommunication Services: 1.62%

Diversified Telecommunication Services: 0.79%
1,750,000	Frontier Communications Corporation	8.25	04/15/2017	1,933,750
1,060,000	Qwest Corporation	8.38	05/01/2016	1,265,375
1,750,000	Windstream Corporation	7.75	10/15/2020	1,813,438

				5,012,563

Wireless Telecommunication Services: 0.83%
1,285,000	Alltel Corporation	7.00	07/01/2012	1,384,848
1,765,000	American Tower Corporation	7.00	10/15/2017	1,992,479
1,750,000	Crown Castle International Corporation	7.13	11/01/2019	1,861,563

				5,238,890

Utilities: 0.59%

Electric Utilities: 0.26%
1,500,000	IPALCO Enterprises Incorporated††	7.25	04/01/2016	1,627,500

Independent Power Producers & Energy Traders: 0.33%
1,921,125	FPL Energy Caithness Funding††(i)	7.65	12/31/2018	2,082,481

Total Corporate Bonds and Notes (Cost $156,357,023)				159,503,750

Yankee Corporate Bonds and Notes: 9.55%

Consumer Discretionary: 1.41%

Media: 1.41%
2,170,000	British Sky Broadcasting Group plc††	9.50	11/15/2018	2,891,996
2,380,000	Globo Comunicacoes e Participacoes SA††	7.25	04/26/2022	2,558,500
1,755,000	Myriad International Holdings BV††	6.38	07/28/2017	1,818,619
1,500,000	Videotron Limited	9.13	04/15/2018	1,683,750

				8,952,865

Energy: 0.85%

Energy Equipment & Services: 0.34%
1,665,000	Weatherford International Limited	9.63	03/01/2019	2,181,518

Oil, Gas & Consumable Fuels: 0.51%
3,000,000	Nexen Incorporated	7.50	07/30/2039	3,214,758

Financials: 4.49%

Capital Markets: 0.41%
1,500,000	FMC Finance III SA	6.88	07/15/2017	1,580,625
1,000,000	Macquarie Group Limited††	6.00	01/14/2020	1,009,900

				2,590,525

Commercial Banks: 3.65%
3,000,000	Banco Credito Del Peru††	5.38	09/16/2020	2,880,000
2,365,000	Banco Do Nordeste Do Brasil††	3.63	11/09/2015	2,308,018
2,510,000	Banco Macro SA††	5.50	07/12/2020	2,528,825
1,580,000	Commonwealth Bank of Australia††	6.02	03/29/2049	1,596,189
2,600,000	Export Import Bank of Korea	5.13	06/29/2020	2,611,479

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 79
INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$2,335,000	Itau Unibanco Holdings SA††	5.75%	01/22/2021	$2,284,288
2,330,000	Kommunalbank AS††	2.38	01/19/2016	2,313,916
2,890,000	Lloyds TSB Bank plc††	5.80	01/13/2020	2,877,116
3,615,000	Westpac Banking Corporation††	1.90	12/14/2012	3,663,394

				23,063,225

Diversified Financial Services: 0.43%
2,435,000	Dexus Property Group††	7.13	10/15/2014	2,738,106

Materials: 1.09%

Metals & Mining: 1.09%
1,900,000	Arcelormittal	6.13	06/01/2018	2,043,448
2,175,000	Rio Tinto Finance USA Limited	9.00	05/01/2019	2,874,965
1,650,000	Teck Resources Limited	10.25	05/15/2016	2,008,875

				6,927,288

Telecommunication Services: 1.25%

Diversified Telecommunication Services: 1.25%
1,750,000	Inmarsat Finance plc††	7.38	12/01/2017	1,881,250
1,415,000	Telecom Italia Capital SA	7.18	06/18/2019	1,532,371
1,880,000	Telefonica Emisiones SAU	5.13	04/27/2020	1,871,737
2,485,000	Telefonos de Mexico SAB de CV	5.50	11/15/2019	2,615,644

				7,901,002

Utilities: 0.46%

Electric Utilities: 0.46%
2,750,000	Western Power Distributions Holdings Limited††(i)	7.38	12/15/2028	2,882,231

Total Yankee Corporate Bonds and Notes (Cost $57,594,708)				60,451,518

Yankee Government Bonds: 0.26%
1,660,000	Russia††	5.00	04/29/2020	1,656,680

Total Yankee Government Bonds (Cost $1,649,426)				1,656,680

Shares		Dividend Yield
Preferred Stocks: 0.01%

Financials: 0.01%

Diversified Financial Services: 0.01%
50	First Republic Capital Corporation††	10.50		51,400

Total Preferred Stocks (Cost $55,855)				51,400

Principal		Interest Rate
Municipal Bonds and Notes: 0.66%

Illinois: 0.47%
$3,000,000	Illinois GO (GO-State)	4.51	03/01/2015	3,007,740

Oregon: 0.10%
620,000	Cow Creek Band Umpqua Tribe of Indians Oregon Series A (Other Revenue)(i)	6.88	10/01/2011	614,166

Other: 0.09%
575,000	Seneca Nation Indians Capital Improvements Authority Series 07 B (Other Revenue)††(i)	6.75	12/01/2013	564,432

Total Municipal Bonds and Notes (Cost $4,195,000)				4,186,338

80 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities: 18.55%

US Treasury Bonds: 7.81%
$10,160,000	US Treasury Bond«	2.00%	01/31/2016	$10,111,577
8,300,000	US Treasury Bond«	3.63	02/15/2021	8,446,545
5,620,000	US Treasury Bond	6.38	08/15/2027	7,158,475
11,580,000	US Treasury Bond«	4.38	05/15/2040	11,351,990
12,840,000	US Treasury Bond	4.25	11/15/2040	12,316,372

				49,384,959

US Treasury Notes: 10.74%
13,150,000	US Treasury Note	1.13	12/15/2011	13,241,432
1,955,000	US Treasury Note	1.00	12/31/2011	1,966,914
10,485,000	US Treasury Note	0.63	12/31/2012	10,485,818
27,405,000	US Treasury Note	1.75	03/31/2014	27,858,882
2,210,000	US Treasury Note	2.75	11/30/2016	2,247,985
12,820,000	US Treasury Note	1.88	10/31/2017	12,144,950

				67,945,981

Total US Treasury Securities (Cost $118,892,774)				117,330,939

Short-Term Investments: 12.47%

Corporate Bonds & Notes: 0.47%
1,325,797	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	552,857
4,142,577	VFNC Corporation(v)††±(a)(i)	0.26	09/29/2011	2,444,120

				2,996,977

US Treasury Bills: 0.06%
400,000	US Treasury Bill#^	0.12	03/24/2011	399,969

Shares		Yield
Investment Companies: 11.94%
65,045,433	Wells Fargo Advantage Cash Investment Money Market Fund##(l)(u)	0.12		65,045,433
10,463,634	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.25		10,463,634
				75,509,067

Total Short-Term Investments (Cost $77,690,200)				78,906,013

Total Investments in Securities (Cost $689,576,514)*	110.64%	700,004,841

Other Assets and Liabilities, Net	(10.64)	(67,316,532)

Total Net Assets	100.00%	$632,688,309

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 81
INCOME PLUS FUND

(v)	Security represents investment of cash collateral received from securities on loan.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

#	Security pledged as collateral for futures transactions.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

^	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $689,576,539 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,326,257
Gross unrealized depreciation	(9,897,955)

Net unrealized appreciation	$10,428,302
The accompanying notes are an integral part of these financial statements.

82 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 41.90%

Federal Home Loan Mortgage Corporation: 7.82%
$223,086	FHLMC #00461	7.00%	03/25/2044	$250,668
2,669,551	FHLMC #1G1451±	5.91	01/01/2037	2,868,013
2,580,547	FHLMC #1G1452±	5.87	01/01/2037	2,774,720
10,007,466	FHLMC #1G1652±	6.03	04/01/2037	10,743,755
1,978,906	FHLMC #1G1708±	6.10	04/01/2037	2,125,194
5,148,293	FHLMC #1G2200±	6.14	09/01/2037	5,535,959
4,927,944	FHLMC #1Q0974±	5.76	07/01/2038	5,292,441
2,686,421	FHLMC #A67539	6.50	11/01/2037	3,042,252
3,653,397	FHLMC #C70467	6.50	09/01/2032	4,139,593
8,161,389	FHLMC #G02454	6.50	07/01/2032	9,239,858
3,970,208	FHLMC #G05394	7.00	05/01/2035	4,551,017
6,381,222	FHLMC #G05470	7.00	11/01/2032	7,222,409
3,846,804	FHLMC #G06060	7.50	09/01/2038	4,385,010
4,362,150	FHLMC #H09224	6.50	12/01/2038	4,836,339
3,423,960	FHLMC Series 1732 Class K	6.50	05/15/2024	3,694,512
6,561,102	FHLMC Series 2215 Class PH	6.50	02/15/2030	7,138,343
1,373,157	FHLMC Series 2407 Class BJ	6.50	01/15/2032	1,505,697
3,715,000	FHLMC Series 3510 Class BD	4.50	03/15/2032	3,894,210
4,082,408	FHLMC Series 3704 Class CT	7.00	12/15/2036	4,543,212
3,036,515	FHLMC Series T-11 Class A8	6.50	01/25/2028	3,367,378
75,250	FHLMC Series T-42 Class A5	7.50	02/25/2042	88,692
98,130	FHLMC Series T-60 Class 1A3	7.50	03/25/2044	115,364
3,695,882	FHLMC Structured Pass-Through Securities Series K007 Class A1	3.34	12/25/2019	3,732,015
176,593	FHLMC Structured Pass-Through Securities Series T-41 Class 3A±	7.28	07/25/2032	206,900
2,211,590	FHLMC Structured Pass-Through Securities Series T-51 Class 2A	7.50	08/25/2042	2,549,504
2,107	FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	2,353
654,685	FHLMC Structured Pass-Through Securities Series T-57 Class 1A3	7.50	07/25/2043	769,664
254,330	FHLMC Structured Pass-Through Securities Series T-59 Class 1A3	7.50	10/25/2043	299,760

				98,914,832

Federal National Mortgage Association: 31.80%
5,280,057	FNMA #252341	6.50	03/01/2029	5,981,079
1,304,009	FNMA #310017	7.00	06/01/2035	1,498,170
3,896,951	FNMA #310021	6.50	08/01/2036	4,372,854
4,230,983	FNMA #460481	6.28	08/01/2011	4,230,129
1,973,841	FNMA #545420	5.62	12/01/2011	2,010,276
9,155,941	FNMA #545745	6.11	07/01/2012	9,513,873
23,301,642	FNMA #888703	6.50	08/01/2037	26,497,296
4,625,749	FNMA #889645	7.00	04/01/2035	5,312,870
9,382,160	FNMA #890249	6.50	07/01/2040	10,627,599
6,710,680	FNMA #890271	7.00	09/01/2040	7,736,574
2,883,015	FNMA #907054±	5.83	11/01/2037	3,093,468
5,715,783	FNMA #942517±	6.26	08/01/2037	6,151,940
2,997,345	FNMA #959381±	5.93	12/01/2037	3,210,871
19,706,535	FNMA #984282	6.50	06/01/2038	22,322,929
18,517,062	FNMA #AD0315	6.50	08/01/2039	20,975,533
23,051,283	FNMA #AD0582	7.00	01/01/2040	26,595,636
30,921,720	FNMA #AD0583	7.00	01/01/2040	35,478,680
1,996,117	FNMA #AE0111±	5.87	06/01/2037	2,145,824
23,332,985	FNMA #AE0356	6.00	09/01/2040	25,744,549
3,895,099	FNMA #AE0499	7.50	09/01/2037	4,484,046
5,828,000	FNMA #AE0934	6.50	02/01/2041	6,528,921
964,369	FNMA Grantor Trust Series 2000-T06 Class A1	7.50	06/25/2030	1,073,933
4,530,190	FNMA Grantor Trust Series 2001-T01 Class A1	7.50	10/25/2040	5,067,727

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 83
SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$1,023,249	FNMA Grantor Trust Series 2001-T03 Class A1	7.50%	11/25/2040	$1,200,079
879,137	FNMA Grantor Trust Series 2001-T07 Class A1	7.50	02/25/2041	982,045
1,391,303	FNMA Grantor Trust Series 2001-T08 Class A1	7.50	07/25/2041	1,578,210
2,480,546	FNMA Grantor Trust Series 2001-T10 Class A1	7.00	12/25/2041	2,873,557
31,330	FNMA Grantor Trust Series 2001-T10 Class A2	7.50	12/25/2041	36,587
817,235	FNMA Grantor Trust Series 2001-T12 Class A2	7.50	08/25/2041	932,909
37,812	FNMA Grantor Trust Series 2001-T16 Class A2	7.00	07/25/2042	43,366
5,470	FNMA Grantor Trust Series 2002-T04 Class A2	7.00	12/25/2041	6,326
1,387,956	FNMA Grantor Trust Series 2002-T04 Class A3	7.50	12/25/2041	1,582,704
435,899	FNMA Grantor Trust Series 2002-T06 Class A2	7.50	10/25/2041	494,397
13,931,000	FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	14,651,464
811,949	FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	946,174
625,470	FNMA Grantor Trust Series 2002-T16 Class A3	7.50	07/25/2042	731,995
1,202,576	FNMA Grantor Trust Series 2002-T18 Class A4	7.50	08/25/2042	1,410,396
1,505,908	FNMA Grantor Trust Series 2002-T19 Class A3	7.50	07/25/2042	1,743,559
1,580,098	FNMA Grantor Trust Series 2004-T02 Class 1A4	7.50	11/25/2043	1,769,527
1,540,929	FNMA Grantor Trust Series 2004-T03 Class 1A4	7.50	02/25/2044	1,784,107
695,108	FNMA Series 1999-T02 Class A1	7.50	01/19/2039	777,153
11,490,269	FNMA Series 2001-81 Class HE	6.50	01/25/2032	12,806,172
139,865	FNMA Series 2001-T04 Class A1	7.50	07/25/2041	158,950
198,860	FNMA Series 2001-W03 Class A	7.00	09/25/2041	229,969
975,584	FNMA Series 2002-14 Class A2	7.00	01/25/2042	1,059,884
2,069,046	FNMA Series 2002-14 Class A2	7.50	01/25/2042	2,306,367
1,813,378	FNMA Series 2002-26 Cass A2	7.50	01/25/2048	2,012,558
1,333,802	FNMA Series 2002-26 Class A1	7.00	01/25/2048	1,541,792
221,181	FNMA Series 2002-33 Class A2	7.50	06/25/2032	251,794
2,106,488	FNMA Series 2002-80 Class A1	6.50	11/25/2042	2,430,361
816,721	FNMA Series 2002-W01 Class 2A±	7.27	02/25/2042	947,652
526,381	FNMA Series 2002-W06 Class 2A	7.25	06/25/2042	592,861
1,468,562	FNMA Series 2003-26 Class A2	6.00	02/25/2033	1,570,617
373,290	FNMA Series 2003-W01 Class 2A±	7.31	12/25/2042	425,659
1,538,869	FNMA Series 2003-W02 Class 1A3	7.50	07/25/2042	1,804,804
513,403	FNMA Series 2003-W03 Class 1A2	7.00	08/25/2042	591,905
1,168,198	FNMA Series 2003-W04 Class 4A	7.50	10/25/2042	1,335,055
1,806,158	FNMA Series 2004-T02 Class 1A3	7.00	11/25/2043	1,999,696
70,437	FNMA Series 2004-T03 Class 1A3	7.00	02/25/2044	81,773
316,638	FNMA Series 2004-W01 Class 2A2	7.00	12/25/2033	366,172
266,161	FNMA Series 2004-W02 Class 5A	7.50	03/25/2044	307,499
6,855,000	FNMA Series 2004-W09 Class 1A3	6.05	02/25/2044	7,845,976
1,494,996	FNMA Series 2004-W09 Class 2A3	7.50	02/25/2044	1,757,088
458,985	FNMA Series 2005-W03 Class 1A	7.50	03/25/2045	516,095
3,287,093	FNMA Series 2006-004 Class PB	6.00	09/25/2035	3,611,302
4,124,749	FNMA Series 2007-16 Class AB	6.00	08/25/2035	4,420,378
4,122,087	FNMA Series 2009-019 Class TA	4.50	12/25/2037	4,259,861
3,484,727	FNMA Series 2009-047 Class MT	7.00	07/25/2039	3,854,397
6,118,231	FNMA Series 2009-047 Class PA	4.50	07/25/2039	6,381,462
4,304,084	FNMA Series 2009-111 Class CL	4.50	03/25/2038	4,377,811
1,977,221	FNMA Series 2009-22 Class EG	5.00	07/25/2035	2,103,250
15,969,383	FNMA Series 2010-64 Class BA	5.00	05/25/2040	16,596,604
1,298,024	FNMA Whole Loan Series 2002-W03 Class A5	7.50	11/25/2041	1,471,221
535,655	FNMA Whole Loan Series 2002-W04 Class A5	7.50	05/25/2042	628,223
1,626,837	FNMA Whole Loan Series 2002-W07 Class A5	7.50	02/25/2029	1,895,773
180,972	FNMA Whole Loan Series 2002-W08 Class A3	7.50	06/25/2042	203,058
932,526	FNMA Whole Loan Series 2003-W03 Class 1A3	7.50	08/25/2042	1,079,690
26,917	FNMA Whole Loan Series 2003-W06 Class PT1	10.00	09/25/2042	32,174

84 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$513,092	FNMA Whole Loan Series 2004 W12 Class 1A3	7.00%	07/25/2044	$592,599
2,262,309	FNMA Whole Loan Series 2004-W08 Class 3A	7.50	06/25/2044	2,569,632
12,709,150	FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	05/25/2044	14,536,091
1,899,683	FNMA Whole Loan Series 2004-W11 Class 1A4	7.50	05/25/2044	2,227,972
661,762	FNMA Whole Loan Series 2004-W12 Class 1A4	7.50	07/25/2044	776,122
232,582	FNMA Whole Loan Series 2004-W14 Class 2A	7.50	07/25/2044	271,519
769,781	FNMA Whole Loan Series 2005-W01 Class 1A4	7.50	10/25/2044	886,473
147,006	FNMA Whole Loan Series 2005-W04 Class 1A3	7.00	08/25/2035	174,708
11,177,695	FNMA Whole Loans Series 2003-W06 Class 3A	6.50	09/25/2042	12,322,890

				402,413,241

Government National Mortgage Association: 2.28%
3,415,948	GNMA #781496	6.50	09/15/2032	3,882,004
22,463,055	GNMA #783231	6.00	09/15/2035	24,895,595

				28,777,599

Total Agency Securities (Cost $527,131,193)				530,105,672

Asset Backed Securities: 8.09%
16,553,000	Ally Master Owner Trust Series 2010-1 Class A±	2.02	01/15/2015	16,879,789
19,191,000	Ally Master Owner Trust Series 2010-3 Class A	2.88	04/15/2015	19,679,200
8,210,000	Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4	5.24	04/10/2037	8,608,888
6,999,000	Honda Auto Receivables Owner Trust Series 2010-3 Class A4	0.94	12/21/2016	6,887,102
6,010,000	Nissan Auto Receivables Owner Trust Series 2010-A Class A4	1.31	09/15/2016	5,964,106
4,180,102	SLM Student Loan Trust Series 2002-6 Class A4±	0.59	03/15/2019	4,177,392
3,809,485	SLM Student Loan Trust Series 2005-1 Class A2±	0.38	04/27/2020	3,781,011
13,661,000	SLM Student Loan Trust Series 2008-2 Class A2±	0.75	01/25/2017	13,680,114
17,167,000	SLM Student Loan Trust Series 2008-6 Class A2±	0.85	10/25/2017	17,199,168
5,456,000	USAA Auto Owner Trust Series 2010-1 Class A4	2.14	09/15/2015	5,561,113

Total Asset Backed Securities (Cost $102,545,987)				102,417,883

Collateralized Mortgage Obligations: 6.60%
2,301,000	Asset Securitization Corporation Commercial Mortgage Pass-Through Series 1996-D3 Class A4±	7.87	10/13/2026	2,359,441
81,809	Asset Securitization Corporation Series 1996-D3 Class A2±	7.77	10/13/2026	82,934
2,572,000	Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	2,601,880
7,536,000	Commercial Mortgage Asset Trust Series 1999-C1 Class A4	6.98	01/17/2032	7,913,954
2,420,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class A2	4.60	03/15/2035	2,526,698
17,697,780	Developers Diversified Realty Corporation Series 2009-DDR1 Class A	3.81	10/14/2022	18,374,327
12,313,000	Discover Card Master Trust Series 2011-A1 Class A1±	0.61	08/15/2016	12,313,000
700,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4±	5.23	12/15/2044	754,334
765,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A4	5.12	11/15/2032	815,864
3,106,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3±	5.44	11/15/2030	3,256,420
6,506,000	Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4	5.24	11/12/2035	6,943,243
1,968,000	Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	1,988,217
6,000,000	Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A3±	5.24	11/12/2037	6,113,959
4,232,000	Morgan Stanley Capital I Series 2003-IQ6 Class A4	4.97	12/15/2041	4,507,755
5,212,963	Morgan Stanley Capital I Series 2005-T17 Class A4	4.52	12/13/2041	5,286,926
3,252,183	Morgan Stanley Dean Witter Capital I Series 2003-IQ4 Class A2	4.07	05/15/2040	3,356,574
4,187,000	Morgan Stanley Dean Witter Capital I Series 2004 Class A3	5.03	06/13/2041	4,304,016

Total Collateralized Mortgage Obligations (Cost $83,668,307)				83,499,542

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 85
SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities: 40.23%

US Treasury Notes: 40.23%
$71,218,000	US Treasury Note«	0.50%	11/30/2012	$71,126,200
16,000,000	US Treasury Note	4.63	02/29/2012	16,688,128
62,152,000	US Treasury Note	1.88	06/15/2012	63,356,195
60,671,000	US Treasury Note	4.13	08/31/2012	64,015,004
56,011,000	US Treasury Note«	0.63	01/31/2013	55,982,546
182,378,000	US Treasury Note	0.63	02/28/2013	182,150,028
55,532,000	US Treasury Note«	1.25	02/15/2014	55,670,833

Total US Treasury Securities (Cost $508,535,983)				508,988,934

Yankee Corporate Bonds and Notes: 2.90%

Financials: 2.90%

Diversified Financial Services
36,065,000	Finance For Danish Industry	2.00	06/12/2013	36,638,614

Total Yankee Corporate Bonds and Notes (Cost $35,996,331)				36,638,614

Short-Term Investments: 9.25%

Corporate Bonds & Notes: 0.11%
625,550	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	260,855
1,954,591	VFNC Corporation(v)(a)††±(i)	0.26	09/29/2011	1,153,208

				1,414,063

Shares		Yield
Investment Companies: 9.14%
22,157,703	Wells Fargo Advantage Government Money Market Fund(l)(u)	0.01		22,157,703
93,520,033	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.25		93,520,033

				115,677,736

Total Short-Term Investments (Cost $116,518,143)				117,091,799

Total Investments in Securities (Cost $1,374,395,944)*	108.97%	1,378,742,444
Other Assets and Liabilities, Net	(8.97)	(113,444,256)

Total Net Assets	100.00%	$1,265,298,188

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

«	All or a portion of this security is on loan.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,374,675,645 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,859,601
Gross unrealized depreciation	(3,792,802)

Net unrealized appreciation	$4,066,799
The accompanying notes are an integral part of these financial statements.

86 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 9.60%

Federal Home Loan Bank: 1.68%
$10,000,000	FHLB	0.75%	11/21/2011	$10,029,730

Federal Home Loan Mortgage Corporation: 4.89%
3,000,000	FHLMC	1.13	07/27/2012	3,024,714
10,000,000	FHLMC	1.25	08/15/2011	10,047,510
10,000,000	FHLMC	3.63	10/18/2013	10,634,250
305,000	FHLMC	5.25	07/18/2011	310,927
5,233	FHLMC #170151	10.50	01/01/2016	5,940
8,311	FHLMC #1B0123±	3.03	09/01/2031	8,357
1,657	FHLMC #360016	10.50	11/01/2017	1,888
2,235	FHLMC #360056	10.50	02/01/2019	2,607
1,155	FHLMC #360059	10.50	04/01/2019	1,323
914	FHLMC #360061	10.50	05/01/2019	1,066
11,594	FHLMC #360063	10.50	06/01/2019	13,453
1,656	FHLMC #360065	10.50	07/01/2019	1,932
344,515	FHLMC #555316	9.00	06/01/2019	388,706
194,891	FHLMC #555408	10.50	08/01/2018	222,200
268,609	FHLMC #555500	8.50	09/01/2017	298,252
457,237	FHLMC #555514	9.00	10/01/2019	538,405
10,653	FHLMC #786823±	2.79	07/01/2029	11,190
88,912	FHLMC #789272±	2.62	04/01/2032	92,506
253,020	FHLMC #865496±	4.78	05/01/2026	265,517
263,630	FHLMC #A01734	9.00	08/01/2018	301,326
440,206	FHLMC #G01126	9.50	12/01/2022	508,563
13,293	FHLMC #G10747	7.50	10/01/2012	13,807
3,495	FHLMC #G11150	7.50	12/01/2011	3,565
1,020	FHLMC #G11345	7.50	12/01/2011	1,041
4,990	FHLMC #G11391	7.50	06/01/2012	5,183
29,683	FHLMC #G90023	7.00	11/17/2013	30,576
741,494	FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	859,670
36,654	FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	4.06	07/25/2043	36,581
1,334,924	FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	3.77	10/25/2043	1,372,677
114,566	FHLMC USGI FHA Project Loan(i)	7.44	03/15/2013	114,566

				29,118,298

Federal National Mortgage Association: 2.23%
3,223,687	FNMA	4.00	09/25/2034	3,270,923
2,914	FNMA #100001	9.00	02/15/2020	3,443
291,189	FNMA #100042	11.00	10/15/2020	330,927
88,219	FNMA #100255	8.33	07/15/2020	102,998
278,124	FNMA #190075	8.50	02/01/2023	302,175
218,651	FNMA #302507	9.00	11/01/2024	259,944
28,065	FNMA #313617	8.00	09/01/2023	31,274
445,055	FNMA #323582	8.00	04/01/2017	495,033
272,286	FNMA #426828	8.00	09/01/2019	310,687
146,945	FNMA #426832	8.50	07/01/2018	166,877
37,876	FNMA #545131	8.00	03/01/2013	39,465
4,837	FNMA #545157	8.50	11/01/2012	5,097
137,178	FNMA #545460±	2.43	11/01/2031	143,569
1,009,610	FNMA #598559	6.50	08/01/2031	1,158,747
55,992	FNMA #70801	12.00	03/01/2017	65,601
1,775,588	FNMA #712107	6.00	03/01/2033	1,957,705
151,946	FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	190,359
1,132,194	FNMA Grantor Trust Series 2002-T12 Class A4	9.50	05/25/2042	1,250,772

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 87
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$242,423	FNMA Series 1989-29 Class Z	10.00%	06/25/2019	$276,138
183,775	FNMA Series 1989-63 Class Z	9.40	10/25/2019	206,056
387,719	FNMA Series G95-2 Class IO(c)	10.00	05/25/2020	85,990
49,405	FNMA Whole Loan Series 2003-W11 Class A1±	3.11	06/25/2033	50,725
2,267,650	FNMA Whole Loan Series 2003-W6 Class 6A±	4.08	08/25/2042	2,375,973
201,435	FNMA Whole Loan Series 2003-W6 Class PT4	9.88	10/25/2042	233,936

				13,314,414

Government National Mortgage Association: 0.80%
66,424	GNMA #780029	9.00	11/15/2024	77,742
708,962	GNMA #780110	12.50	04/15/2019	745,685
158,515	GNMA #780267	9.00	11/15/2017	180,677
87,793	GNMA #780288	8.00	12/15/2023	104,628
41,293	GNMA #781311	7.50	02/15/2013	42,311
12,773	GNMA #781540	7.00	05/15/2013	13,011
14,472	GNMA #927	10.00	02/20/2018	16,249
3,089,640	GNMA Series 2005-90 Class A	3.76	09/16/2028	3,190,245
369,643	GNMA Series 2007-69 Class TA	3.96	06/16/2031	372,258

				4,742,806

Small Business Administration: 0.00%
123,882	SBA #0191(c)(i)(a)	3.68	10/06/2015	8,535

Total Agency Securities (Cost $56,322,271)				57,213,783

Asset Backed Securities: 12.94%
4,392,112	Aames Mortgage Trust Series 2003-1 Class M1±	1.28	10/25/2033	3,736,154
587,870	Bank of America Auto Trust Series 2010-1A Class A2††	0.75	06/15/2012	588,051
7,300,000	Bank of America Credit Card Trust Series 2008-A5 Class A±	1.47	12/16/2013	7,328,599
3,200,000	BCRR Trust Series 2010-Leaf Class 35A††	4.23	10/22/2011	3,243,076
1,157,279	BMW Vehicle Owner Trust Series 2010-A Class A2	0.68	09/25/2012	1,158,210
571,533	CarMax Auto Owner Trust Series 2010-1 Class A2	0.83	11/15/2012	571,893
3,100,000	Chase Issuance Trust Series 2006-A5 Class A±	0.29	11/15/2013	3,097,781
1,600,000	Chase Issuance Trust Series 2007-A18 Class A±	0.53	01/15/2015	1,603,348
6,000,000	Chase Issuance Trust Series 2009-A2 Class A2±	1.82	04/15/2014	6,094,057
3,585,000	Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	3,605,828
5,500,000	Citibank Credit Card Issuance Trust Series 2009-A1 Class A1±	2.02	03/17/2014	5,587,947
2,023,156	ContiMortgage Home Equity Trust Series 1996-2 Class(c)(i)	0.54	07/15/2027	81
3,941,216	ContiMortgage Net Interest Margin Notes Series 1997-A Class A(i)(a)	7.23	10/16/2028	1,232
12,580,113	Eastman Hill Funding Limited Series 1A Class A2††(i)(a)(c)	0.83	09/29/2031	61,643
903,588	EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3±	1.01	09/25/2033	837,842
741,868	Ford Credit Auto Owner Trust Series 2007-A Class A4A	5.47	06/15/2012	753,565
3,000,000	GE Equipment Midticket LLC Series 2010-1 Class A2††	0.61	01/14/2013	3,001,084
2,336,028	Home Equity Asset Trust Series 2003-6 Class M1±	0.96	02/25/2034	1,943,739
1,593,612	Honda Auto Receivables Owner Trust Series 2010-1 Class A2	0.62	02/21/2012	1,594,169
2,520,000	Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	2,520,451
1,597,065	Hyundai Auto Receivables Trust Series 2010 A Class A2	0.86	11/15/2012	1,598,999
2,348,166	John Deere Owner Trust Series 2010-A Class A2	0.72	07/16/2012	2,349,444
3,000,000	Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2††	0.79	04/15/2013	2,992,221
2,787,565	Mercedes-Benz Auto Receivables Trust Series 2010-1 Class A2	0.70	08/15/2012	2,789,523
2,500,000	Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	2,504,673
1,400,000	Nissan Auto Receivables Owner Trust Series 2010-A Class A2	0.55	03/15/2013	1,400,143
58,870	Residential Asset Securities Corporation Series 2001-KS1 Class A11±	0.73	03/25/2032	55,643
1,535,178	Structured Asset Investment Loan Trust Series 2003-BC10 Class M1±	1.39	10/25/2033	1,194,662
1,658,815	Structured Asset Investment Loan Trust Series 2003-BC3 Class M1±	1.69	04/25/2033	1,379,190

88 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$59,339	Terwin Mortgage Trust Series 2004-21HE Class 1A1±	1.22%	12/25/2034	$53,871
3,500,000	Toyota Auto Receivables Owner Trust Series 2010-B Class A2	0.74	08/15/2012	3,504,050
4,000,000	Toyota Auto Receivables Owner Trust Series 2010-C Class A2	0.51	12/17/2012	3,998,888
789,320	USAA Auto Owner Trust Series 2010-1 Class A2	0.63	06/15/2012	789,435
2,500,000	Volkswagen Auto Lease Trust Series 2010-A	0.77	01/22/2013	2,501,292
2,800,000	William Street Funding Corporation Series 2006-3 Class A††±	0.52	06/23/2012	2,674,000

Total Asset Backed Securities (Cost $83,566,387)				77,114,784

Collateralized Mortgage Obligations: 4.39%
87,349	Bank of America Mortgage Securities Series 2002-K Class 3A1±	2.84	10/20/2032	87,463
168,276	Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA±	0.59	12/25/2034	154,734
504,561	Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±	2.12	06/19/2031	476,077
130,964	Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1±	2.42	09/25/2034	79,864
3,345,275	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKP1 Class A3	6.44	12/15/2035	3,451,445
332,261	Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	09/20/2019	333,465
61,118	Golden National Mortgage Asset Backed Certificates Series 1998-GN1 Class M2(i)	8.02	02/25/2027	61,392
586,383	GSMPS Mortgage Loan Trust Series 1998-1 Class A††	8.00	09/19/2027	597,004
1,880,404	GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF††±	0.66	06/25/2034	1,608,586
1,418,849	GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1††±	4.31	06/25/2034	1,368,802
1,376,257	GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1††±	0.61	01/25/2036	1,054,785
1,728,269	GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1††±	0.66	04/25/2036	1,476,808
287,434	GSR Mortgage Loan Trust Series 2004-1 Class 2A2±	2.23	04/25/2032	242,631
3,066,089	Jeffries and Company Series 2010-R7 Class 7A6††	3.25	10/26/2036	3,073,754
1,297,544	JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1±	2.82	06/25/2035	1,150,697
20,342	Master Mortgages Trust Series 2002-3 Class 4A1±	2.76	10/25/2032	20,486
6,478,003	Morgan Stanley Capital I Series 1999-WF1 Class X IO(c)††±	1.15	11/15/2031	227,188
1,926,814	Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1±	2.86	02/25/2035	1,536,097
3,685,000	Nomura Asset Securities Corporation Series 1998-D6 Class A2±	7.27	03/15/2030	4,023,670
3,757,143	Residential Finance Limited Partnership Series 2003-C Class B3††±	1.66	09/10/2035	2,851,897
9,531	Salomon Brothers Mortgage Securities VI Series 1987-3 Class A^	0.08	10/23/2017	9,480
1,847,102	Structured Asset Securities Corporation Series 1998-RF2 Class A††	8.04	07/15/2027	1,849,566
10,171	Structured Mortgage Asset Residential Trust Series 1992-5B Class BO(i)^	1.95	06/25/2023	7,991
172,981	Wilshire Funding Corporation Series 1996-3 Class M2±	3.66	08/25/2032	171,315
172,980	Wilshire Funding Corporation Series 1996-3 Class M3±	3.66	08/25/2032	166,976
57,453	Wilshire Funding Corporation Series 1998-2 Class M1	2.00	12/28/2037	55,327

Total Collateralized Mortgage Obligations (Cost $28,690,059)				26,137,500

Corporate Bonds and Notes: 45.53%

Consumer Discretionary: 8.19%

Auto Components: 0.84%
3,000,000	Autozone Incorporated	5.88	10/15/2012	3,215,196
1,670,000	Johnson Controls Incorporated	4.88	09/15/2013	1,810,592

				5,025,788

Diversified Consumer Services: 0.70%
2,000,000	Cargill Incorporated††	5.20	01/22/2013	2,143,900
2,000,000	Life Technologies Corporation	3.38	03/01/2013	2,059,012

				4,202,912

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 89
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Hotels, Restaurants & Leisure: 1.20%
$2,000,000	Darden Restaurants Incorporated	5.63%	10/15/2012	$2,129,180
2,500,000	Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	2,850,000
2,000,000	Yum! Brands Incorporated	7.70	07/01/2012	2,164,774

				7,143,954

Leisure Equipment & Products: 0.77%
4,225,000	Hasbro Incorporated	6.13	05/15/2014	4,594,096

Media: 3.56%
2,500,000	Comcast Corporation	10.63	07/15/2012	2,805,970
2,000,000	Directv Holdings	4.75	10/01/2014	2,151,352
2,000,000	Historic TW Incorporated	9.13	01/15/2013	2,258,232
2,860,000	Interpublic Group COS Incorporated	6.25	11/15/2014	3,106,675
3,000,000	Sirius XM Radio Incorporated††	9.75	09/01/2015	3,393,750
2,000,000	TCM LLC††	3.55	01/15/2015	2,028,418
2,000,000	Time Warner Cable Incorporated	5.40	07/02/2012	2,110,022
3,360,000	Viacom Incorporated	5.75	04/30/2011	3,378,927

				21,233,346

Multiline Retail: 0.35%
2,000,000	Macy’s Incorporated	5.35	03/15/2012	2,070,000

Specialty Retail: 0.77%
3,035,000	Best Buy Company Incorporated	6.75	07/15/2013	3,354,777
1,000,000	Staples Incorporated	9.75	01/15/2014	1,207,950

				4,562,727

Consumer Staples: 2.36%

Beverages: 0.72%
1,000,000	Dr Pepper Snapple Group Incorporated	1.70	12/21/2011	1,008,231
3,000,000	Miller Brewing Corporation††	5.50	08/15/2013	3,280,740

				4,288,971

Food & Staples Retailing: 0.57%
1,699,194	CVS Caremark Corporation††	7.77	01/10/2012	1,792,650
1,600,000	Safeway Incorporated	6.50	03/01/2011	1,600,000

				3,392,650

Food Products: 0.68%
1,022,000	Kraft Foods Incorporated	6.25	06/01/2012	1,086,131
3,000,000	Wrigley WM Jr Company††±	1.68	06/28/2011	3,000,264

				4,086,395

Tobacco: 0.39%
2,000,000	Altria Group Incorporated	7.75	02/06/2014	2,301,702

Energy: 3.51%

Energy Equipment & Services: 1.65%
2,000,000	Indiana Michigan Power Company	6.38	11/01/2012	2,140,898
3,300,000	Kinder Morgan Energy Partners LP	7.13	03/15/2012	3,493,571
2,000,000	Nevada Power Company	6.50	04/15/2012	2,108,952
2,000,000	Weatherford International Limited	5.15	03/15/2013	2,112,948

				9,856,369

90 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels: 1.86%
$2,000,000	Consol Energy Incorporated	7.88%	03/01/2012	$2,110,000
1,500,000	DTE Energy Company	7.05	06/01/2011	1,522,298
2,000,000	Energy Transfer Partners LP	5.65	08/01/2012	2,105,970
2,000,000	Nexen Incorporated	5.05	11/20/2013	2,139,030
3,000,000	Valero Energy Corporation	6.88	04/15/2012	3,181,608

				11,058,906

Financials: 18.21%

Commercial Banks: 5.53%
2,630,000	ABN Amro Bank NV††	3.00	01/31/2014	2,623,922
3,430,000	Bank of Nova Scotia††	1.65	10/29/2015	3,278,332
3,000,000	Canadian Imperial Bank††	2.75	01/27/2016	2,997,768
3,000,000	Credit Suisse New York	2.20	01/14/2014	3,012,273
1,195,000	Hudson United Bank Mahwah NJ Series BKNT	7.00	05/15/2012	1,281,495
4,000,000	Inter-American Development Bank±	0.76	05/20/2014	4,054,028
2,000,000	Key Bank NA	5.50	09/17/2012	2,123,054
3,240,000	M&I Marshall & Ilsley Bank	5.25	09/04/2012	3,394,545
1,200,000	PNC Funding Corporation±	0.50	04/01/2012	1,203,205
3,115,000	Royal Bank of Scotland plc	3.95	09/21/2015	3,105,191
2,760,000	Standard Chartered plc††	3.85	04/27/2015	2,841,464
3,000,000	SwedBank††	3.00	12/22/2011	3,057,363

				32,972,640

Consumer Finance: 0.37%
2,000,000	Capital One Financial Corporation	6.25	11/15/2013	2,217,356

Diversified Financial Services: 7.11%
2,000,000	American Express Centurion	5.55	10/17/2012	2,130,094
2,600,000	American Honda Financial Corporation††	2.38	03/18/2013	2,635,789
5,000,000	Bank of America Corporation	3.13	06/15/2012	5,166,630
1,600,000	Bank of New York Mellon Corporation±	0.46	06/29/2012	1,603,366
2,000,000	CME Group Incorporated	5.75	02/15/2014	2,225,150
3,000,000	ERAC USA Finance Company††	2.25	01/10/2014	2,996,235
2,000,000	Fifth Third Bancorp Cincinnati OH±	0.42	05/17/2013	1,970,462
3,000,000	General Electric Capital Corporation	4.80	05/01/2013	3,201,249
1,000,000	HSBC Finance Corporation	5.70	06/01/2011	1,012,295
2,000,000	Huntington Capital Trust I±	1.00	02/01/2027	1,400,948
1,355,000	Jefferies Group Incorporated	7.75	03/15/2012	1,441,812
5,300,000	JPMorgan Chase & Company Series 3±	0.55	12/26/2012	5,327,708
1,000,000	Mass Mutual Global Funding II††	3.63	07/16/2012	1,034,149
3,000,000	Morgan Stanley	2.88	01/24/2014	3,023,901
4,000,000	Morgan Stanley	3.25	12/01/2011	4,088,780
3,000,000	SLM Corporation Series MTN	5.13	08/27/2012	3,113,160

				42,371,728

Insurance: 2.13%
3,000,000	American International Group Incorporated	4.25	05/15/2013	3,109,128
2,035,000	Genworth Life Institutional Funding Trust††	5.88	05/03/2013	2,149,284
1,000,000	Metropolitan Life Global Funding I††	2.00	01/10/2014	996,814
2,000,000	Metropolitan Life Global Funding I††	5.13	04/10/2013	2,141,538
2,000,000	New York Life Global Funding††	5.25	10/16/2012	2,139,904
2,000,000	Pricoa Global Funding††	5.40	10/18/2012	2,129,890

				12,666,558

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 91
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Real Estate Investment Trusts (REITs): 3.07%
$1,054,000	Avalonbay Communities Incorporated Series MTN	5.50%	01/15/2012	$1,093,095
3,000,000	Digital Realty Trust LP	4.50	07/15/2015	3,090,492
1,000,000	Federal Realty Investment Trust	5.95	08/15/2014	1,106,825
2,000,000	HCP Incorporated	5.63	02/28/2013	2,125,544
2,000,000	Healthcare Realty Trust Incorporated	5.13	04/01/2014	2,105,160
465,000	Healthcare Realty Trust Incorporated	8.13	05/01/2011	470,360
2,499,000	HRPT Properties Trust±	0.90	03/16/2011	2,498,893
735,000	Nationwide Health Properties Incorporated	6.50	07/15/2011	749,358
1,720,000	Nationwide Health Properties Incorporated	8.25	07/01/2012	1,832,634
3,000,000	Ventas Realty Limited Partnership	9.00	05/01/2012	3,204,468

				18,276,829

Health Care: 2.62%

Health Care Equipment & Supplies: 0.36%
2,000,000	Boston Scientific Corporation	6.25	11/15/2015	2,151,884

Health Care Providers & Services: 2.26%
3,450,000	AmerisourceBergen Corporation	5.88	09/15/2015	3,833,447
2,925,000	Anthem Incorporated	6.80	08/01/2012	3,154,870
2,000,000	Coventry Health Care Incorporated	5.88	01/15/2012	2,076,564
2,000,000	McKesson Corporation	6.50	02/15/2014	2,253,496
2,000,000	UnitedHealth Group Incorporated	4.88	02/15/2013	2,127,996

				13,446,373

Industrials: 3.38%

Aerospace & Defense: 0.54%
3,000,000	BAE Systems Holdings Incorporated††	4.95	06/01/2014	3,199,284

Building Products: 0.34%
2,000,000	Black & Decker Corporation	7.13	06/01/2011	2,030,930

Commercial Services & Supplies: 1.03%
2,000,000	Allied Waste North America	6.38	04/15/2011	2,012,114
2,000,000	Brambles USA Incorporation††	3.95	04/01/2015	2,015,700
2,000,000	Equifax Incorporated	4.45	12/01/2014	2,110,634

				6,138,448

Electrical Equipment: 0.72%
2,000,000	Agilent Technologies Incorporated	4.45	09/14/2012	2,082,282
2,000,000	Roper Industries Incorporated	6.63	08/15/2013	2,214,484

				4,296,766

Road & Rail: 0.37%
2,100,000	CSX Corporation	6.30	03/15/2012	2,208,368

Transportation Infrastructure: 0.38%
2,233,000	Ryder System Incorporated	5.95	05/02/2011	2,249,924

Information Technology: 0.94%

Computers & Peripherals: 0.17%
1,000,000	Seagate Technology HDD Holdings	6.38	10/01/2011	1,022,500

Office Electronics: 0.36%
1,855,000	Xerox Corporation	8.25	05/15/2014	2,170,712

92 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Semiconductors & Semiconductor Equipment: 0.41%
$2,395,000	Maxim Integrated Product	3.45%	06/14/2013	$2,442,088

Materials: 1.15%

Chemicals: 0.18%
1,000,000	Mosaic Company††	7.63	12/01/2016	1,082,500

Metals & Mining: 0.36%
2,000,000	Teck Cominco Incorporated	7.00	09/15/2012	2,122,456

Paper & Forest Products: 0.61%
3,530,000	International Paper Company	6.75	09/01/2011	3,631,029

Telecommunication Services: 2.10%

Diversified Telecommunication Services: 1.23%
1,000,000	Cellco Partnership/Verizon Wireless Capital LLC	7.38	11/15/2013	1,152,320
2,000,000	Crown Castle Towers LLC††	3.21	08/15/2035	1,977,604
2,500,000	Qwest Corporation±	3.55	06/15/2013	2,612,500
1,500,000	Verizon New England Incorporated	6.50	09/15/2011	1,547,132

				7,289,556

Wireless Telecommunication Services: 0.87%
945,000	Alltel Corporation	7.00	07/01/2012	1,018,429
2,000,000	Motorola Incorporated	8.00	11/01/2011	2,090,770
2,000,000	SBA Tower Trust††	4.25	04/15/2040	2,090,374

				5,199,573

Utilities: 3.07%

Electric Utilities: 3.07%
2,000,000	Allegheny Energy Supply††	8.25	04/15/2012	2,136,176
2,000,000	CenterPoint Energy Houston Electric LLC Series U	7.00	03/01/2014	2,278,976
700,000	Commonwealth Edison Company Series 105	5.40	12/15/2011	726,054
3,000,000	Duke Energy Ohio Incorporated	5.70	09/15/2012	3,209,811
3,000,000	FPL Group Capital Incorporation	2.60	09/01/2015	2,926,920
1,000,000	Great Plains Energy Incorporated	2.75	08/15/2013	1,013,329
3,667,000	Niagara Mohawk Power Corporation††	3.55	10/01/2014	3,783,827
2,000,000	PECO Energy Company	5.00	10/01/2014	2,201,484

				18,276,577

Total Corporate Bonds and Notes (Cost $265,806,439)				271,281,895

Municipal Bonds and Notes: 7.43%

Alabama: 0.28%
1,570,000	Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	1,662,112

California: 1.43%
3,000,000	California Pollution Control Financing Authority (Resource Recovery Revenue)±§	1.88	08/01/2023	3,000,060
2,000,000	Northern California Power Agency Series B (Electric Revenue)	2.75	07/01/2012	2,002,060
1,500,000	San Francisco CA International Airport Series E (Airport Revenue)	1.87	05/01/2012	1,504,740
2,000,000	University of California Build America Bonds (University Revenue)±§	1.99	05/15/2050	2,014,100

				8,520,960

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 93
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida: 0.62%
$1,724,375	Educational Funding of the South Incorporated (Education Revenue, GTD Student Loan Insured)±	0.55%	09/02/2013	$1,723,461
1,870,000	Miami Dade County FL School Board COP (Lease Revenue)	5.00	05/01/2013	1,980,872

				3,704,333

Georgia: 0.53%
3,000,000	Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	4.77	08/01/2015	3,123,630

Louisiana: 0.50%
3,000,000	State of Louisiana Gas and Fuels Tax (Utilities Revenue)±	2.76	05/01/2043	2,988,510

Michigan: 0.34%
2,000,000	Wayne County MI Series B-1 (GO-Local)±§	2.77	09/15/2012	1,999,420

New York: 0.40%
515,000	Babylon NY IDAG Taxable Covanta Babylon Series B (IDR)§	4.67	01/01/2012	524,842
1,870,000	Onondaga County NY Property Tax Taxable (Lease Revenue)	3.50	04/01/2013	1,870,860

				2,395,702

Ohio: 0.48%
2,885,000	Columbus Franklin County OH Finance Authority Research and Development (IDR)	3.45	02/15/2015	2,851,794

Oregon: 0.50%
3,200,000	Oregon School Boards Association GO Series A (GO-Local)^	3.34	06/30/2013	2,960,160

South Carolina: 0.50%
3,000,000	York County SC Pollution Control (Resource Recovery Revenue)±	1.00	09/15/2024	2,999,700

Texas: 0.58%
3,000,000	Port Arthur TX Industrial Development Corporation Air Products and Chemicals Project (IDR)±	0.70	04/01/2035	3,000,000
480,000	Reeves County TX Lease Rentals Law Enforcement (Lease Revenue, ACA Insured)	5.75	03/01/2012	479,410

				3,479,410

West Virginia: 0.50%
3,000,000	West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue)±§	2.00	01/01/2041	3,004,380

Wisconsin: 0.77%
2,500,000	Marshfield WI Taxable BAN Series B (Electric Revenue)	2.00	12/01/2011	2,519,450
2,000,000	Menomonee Falls WI (GO-Local)	4.25	11/01/2014	2,089,460

				4,608,910

Total Municipal Bonds and Notes (Cost $44,231,842)				44,299,021

Yankee Corporate Bonds and Notes: 11.14%

Consumer Discretionary: 1.06%

Media: 0.69%
2,500,000	Pearson Finance Two plc††	5.50	05/06/2013	2,694,248
1,335,000	Vivendi SA††	5.75	04/04/2013	1,439,954

				4,134,202

Multiline Retail: 0.37%
2,000,000	Wesfarmers Limited††	7.00	04/10/2013	2,200,942

94 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Staples: 0.85%

Food & Staples Retailing: 0.85%
$2,000,000	Delhaize Group	5.88%	02/01/2014	$2,192,456
2,775,000	Woolworths Limited††	5.25	11/15/2011	2,867,391

				5,059,847

Financials: 5.18%

Capital Markets: 0.92%
3,000,000	BP Capital Markets plc	5.25	11/07/2013	3,257,055
2,005,000	Macquarie Group Limited††	7.30	08/01/2014	2,236,680

				5,493,735

Commercial Banks: 3.53%
4,000,000	Australia & New Zealand Banking Group Limited††±	0.58	06/18/2012	4,005,116
2,000,000	Banco Santander Chile††	2.88	11/13/2012	1,995,586
4,000,000	Commonwealth Bank of Australia±	0.75	07/23/2014	4,028,464
4,000,000	European Investment Bank	2.63	11/15/2011	4,061,884
2,910,000	Lloyds TSB Bank plc††	4.38	01/12/2015	2,933,405
4,000,000	Westpac Banking Corporation††±	0.49	12/14/2012	4,001,348

				21,025,803

Diversified Financial Services: 0.73%
2,000,000	BAT International Finance plc††	8.13	11/15/2013	2,326,764
2,000,000	UBS AG Stamford CT	2.25	08/12/2013	2,021,978

				4,348,742

Industrials: 0.76%

Building Products: 0.36%
2,000,000	Tyco Electronics Group SA	6.00	10/01/2012	2,140,502

Machinery: 0.40%
2,000,000	Ingersoll Rand Gl Holding Company	9.50	04/15/2014	2,410,078

Materials: 0.97%

Metals & Mining: 0.97%
2,000,000	Arcelormittal	5.38	06/01/2013	2,145,628
3,000,000	Rio Tinto Finance USA Limited	8.95	05/01/2014	3,631,971

				5,777,599

Telecommunication Services: 2.32%

Diversified Telecommunication Services: 2.00%
3,000,000	Deutsche Telekom International Finance BV	5.25	07/22/2013	3,252,501
2,500,000	PCCW HKT Capital Limited††	8.00	11/15/2011	2,603,125
1,500,000	Telecom Italia Capital	5.25	11/15/2013	1,567,463
1,700,000	Telecom Italia Capital	6.20	07/18/2011	1,732,448
2,510,000	Telefonos de Mexico SA	5.50	01/27/2015	2,726,146

				11,881,683

Wireless Telecommunication Services: 0.32%
2,000,000	Telefonica Moviles Chile††	2.88	11/09/2015	1,909,989

Total Yankee Corporate Bonds and Notes (Cost $64,622,279)				66,383,122

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 95
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities: 4.12%

US Treasury Notes: 4.12%
$19,000,000	US Treasury Note«	1.00%	07/15/2013	$19,063,840
185,000	US Treasury Note	1.25	08/31/2015	179,710
1,095,000	US Treasury Note	1.38	10/15/2012	1,110,014
1,795,000	US Treasury Note	1.38	11/15/2012	1,819,541
1,340,000	US Treasury Note«	1.38	11/30/2015	1,300,218
665,000	US Treasury Note	1.88	02/28/2014	678,976
335,000	US Treasury Note	2.13	05/31/2015	339,737
25,000	US Treasury Note	4.88	06/30/2012	26,496

Total US Treasury Securities (Cost $24,489,661)				24,518,532

Term Loans: 0.29%
1,750,611	Georgia Pacific Corporation	2.30	12/21/2012	1,750,279

Total Term Loans (Cost $1,729,130)				1,750,279

Short-Term Investments: 4.35%

Commercial Paper: 1.01%
3,000,000	Oakland-Alameda County	6.80	03/01/2011	3,000,000
3,000,000	Ohio State Water Authority	2.25	04/01/2011	3,000,000

				6,000,000

Corporate Bonds & Notes: 0.15%
396,723	Gryphon Funding Limited(v)(i)(a)	0.00	08/05/2011	165,433
1,239,600	VFNC Corporation(v)††(i)(a)±	0.26	09/29/2011	731,364

				896,797

Shares		Yield
Investment Companies: 3.14%
17,830,815	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12		17,830,815
916,315	Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)	0.25		916,315

				18,747,130

Principal			Interest Rate
US Treasury Bills: 0.05%
$300,000	US Treasury Bill^#		0.12	03/24/2011	299,977

Total Short-Term Investments (Cost $25,580,041)					25,943,904

Total Investments in Securities (Cost $595,038,109)*		99.79%			594,642,820
Other Assets and Liabilities, Net		0.21			1,265,812

Total Net Assets		100.00%			$595,908,632

96 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM BOND FUND

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

^	Zero coupon security. Rate represents yield to maturity.

#	Security pledged as collateral for futures transactions.

*	Cost for federal income tax purposes is $595,038,109 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,233,454
Gross unrealized depreciation	(11,628,743)

Net unrealized depreciation	$(395,289)
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 97
SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations: 0.01%
$101,705	Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2±	1.54%	04/25/2024	$87,991

Total Collateralized Mortgage Obligations (Cost $100,229)				87,991

Corporate Bonds and Notes: 60.43%

Consumer Discretionary: 16.78%

Auto Components: 1.04%
3,000,000	Tenneco Incorporated	8.13	11/15/2015	3,210,000
3,000,000	TRW Automotive Incorporated††	7.00	03/15/2014	3,300,000

				6,510,000

Diversified Consumer Services: 1.51%
2,000,000	Service Corporation International	6.75	04/01/2015	2,115,000
3,740,000	Service Corporation International	7.38	10/01/2014	4,081,275
3,250,000	Stewart Enterprises Incorporated Class A	6.25	02/15/2013	3,250,000

				9,446,275

Hotels, Restaurants & Leisure: 1.92%
2,000,000	Ameristar Casinos Incorporated	9.25	06/01/2014	2,150,000
1,000,000	Firekeepers Development Authority††	13.88	05/01/2015	1,191,250
5,000,000	Pokagon Gaming Authority††	10.38	06/15/2014	5,212,500
3,000,000	Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	3,420,000

				11,973,750

Household Durables: 1.78%
3,000,000	DR Horton Incorporated	6.13	01/15/2014	3,165,000
2,500,000	Jarden Corporation	8.00	05/01/2016	2,737,500
2,107,000	Mohawk Industries Incorporated Series D	7.20	04/15/2012	2,201,815
3,000,000	Pulte Homes Incorporated	5.25	01/15/2014	3,030,000

				11,134,315

Media: 7.14%
2,000,000	Belo Corporation	6.75	05/30/2013	2,132,500
2,000,000	Catalina Marketing Corporation††	10.50	10/01/2015	2,165,000
2,000,000	CCH II Capital Corporation	13.50	11/30/2016	2,422,500
3,000,000	Charter Communication OPT LLC Capital††	8.00	04/30/2012	3,157,500
5,000,000	CSC Holdings LLC	8.50	04/15/2014	5,600,000
6,505,000	EchoStar DBS Corporation	7.00	10/01/2013	6,992,875
3,500,000	Gannett Companies Incorporated	6.38	04/01/2012	3,631,250
5,500,000	Lamar Media Corporation Series C	9.75	04/01/2014	6,393,750
5,000,000	Lin Television Corporation	6.50	05/15/2013	5,025,000
2,500,000	Rainbow National Services LLC††	8.75	09/01/2012	2,509,375
2,000,000	Sirius XM Radio Incorporated††	9.75	09/01/2015	2,262,500
2,000,000	XM Satellite Radio Holdings Incorporated††	13.00	08/01/2013	2,385,000

				44,677,250

Multiline Retail: 1.20%
2,000,000	JCPenney Corporation Incorporated	9.00	08/01/2012	2,170,000
5,000,000	Macy’s Incorporated	5.75	07/15/2014	5,337,500

				7,507,500

Specialty Retail: 1.55%
5,000,000	Avis Budget Car Rental LLC±	2.81	05/15/2014	4,912,500
600,000	GameStop Corporation	8.00	10/01/2012	614,250
4,000,000	Limited Brands Incorporated	5.25	11/01/2014	4,185,000

				9,711,750

98 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Textiles, Apparel & Luxury Goods: 0.64%
$4,000,000	Hanesbrands Incorporated±	3.83%	12/15/2014	$4,000,000

Consumer Staples: 3.44%

Beverages: 0.97%
5,385,000	Constellation Brands Incorporated	8.38	12/15/2014	6,058,125

Food & Staples Retailing: 0.94%
3,750,000	Albertsons Incorporated	7.25	05/01/2013	3,787,500
1,972,530	CVS Caremark Corporation††	7.77	01/10/2012	2,081,020

				5,868,520

Food Products: 1.53%
3,500,000	Dole Food Company Incorporated	13.88	03/15/2014	4,283,125
4,500,000	Smithfield Foods Incorporated	10.00	07/15/2014	5,310,000

				9,593,125

Energy: 9.79%

Oil, Gas & Consumable Fuels: 9.79%
1,658,000	Arch Western Finance LLC	6.75	07/01/2013	1,674,580
2,000,000	Berry Petroleum Companies Class A	10.25	06/01/2014	2,320,000
4,000,000	Chesapeake Energy Corporation	7.63	07/15/2013	4,460,000
2,000,000	Chesapeake Energy Corporation	9.50	02/15/2015	2,480,000
3,000,000	Comstock Resources Incorporated	6.88	03/01/2012	3,007,500
2,510,000	Consol Energy Incorporated	7.88	03/01/2012	2,648,050
5,000,000	El Paso Corporation	6.88	06/15/2014	5,463,870
3,250,000	Forest Oil Corporation	8.50	02/15/2014	3,615,625
6,000,000	Foundation PA Coal Company	7.25	08/01/2014	6,120,000
3,000,000	Holly Energy Partners LP	6.25	03/01/2015	2,962,500
5,000,000	Kinder Morgan Incorporated	5.15	03/01/2015	5,137,500
3,000,000	Newfield Exploration Company	6.63	09/01/2014	3,067,500
3,500,000	Petrohawk Energy Corporation	10.50	08/01/2014	4,025,000
4,000,000	Plains Exploration & Production Company	7.75	06/15/2015	4,200,000
1,500,000	Plains Exploration & Production Company	10.00	03/01/2016	1,702,500
3,000,000	Quicksilver Resources Incorporated	8.25	08/01/2015	3,097,500
2,000,000	Tesoro Corporation	6.25	11/01/2012	2,105,000
3,000,000	Whiting Petroleum Corporation	7.00	02/01/2014	3,195,000

				61,282,125

Financials: 7.26%

Commercial Banks: 0.48%
3,000,000	Regions Financial Corporation	7.00	03/01/2011	3,000,000

Consumer Finance: 4.23%
5,500,000	Ford Motor Credit Company LLC	8.70	10/01/2014	6,272,272
1,000,000	GMAC LLC	6.75	12/01/2014	1,070,000
3,000,000	GMAC LLC	7.50	12/31/2013	3,270,000
5,000,000	Ineos Finance plc††	9.00	05/15/2015	5,487,500
3,000,000	International Lease Finance Corporation	4.75	01/13/2012	3,048,750
3,000,000	International Lease Finance Corporation††	6.50	09/01/2014	3,235,500
4,000,000	SLM Corporation Series MTNA	5.00	10/01/2013	4,135,776

				26,519,798

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 99
SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Financial Services: 1.24%
$3,000,000	Ally Financial Incorporated	4.50%	02/11/2014	$3,030,000
4,500,000	PHH Corporation	7.13	03/01/2013	4,691,250

				7,721,250

Real Estate Investment Trusts (REITs): 1.31%
3,500,000	Senior Housing Properties Trust	8.63	01/15/2012	3,666,537
4,250,000	Ventas Realty Limited Partnership	9.00	05/01/2012	4,539,663

				8,206,200

Health Care: 1.67%

Health Care Equipment & Supplies: 0.57%
3,500,000	Fresenius Medical Care Capital Trust IV	7.88	06/15/2011	3,535,000

Health Care Providers & Services: 1.10%
2,000,000	Health Management plc	6.13	04/15/2016	2,030,000
1,000,000	Omnicare Incorporated	6.13	06/01/2013	1,003,750
3,500,000	Tenet Healthcare Corporation	9.00	05/01/2015	3,850,000

				6,883,750

Industrials: 8.63%

Aerospace & Defense: 1.24%
3,250,000	Geoeye Incorporated	9.63	10/01/2015	3,664,375
4,000,000	L-3 Communications Corporation	5.88	01/15/2015	4,078,000

				7,742,375

Commercial Services & Supplies: 3.26%
4,000,000	Acco Brands Corporation	10.63	03/15/2015	4,520,000
4,000,000	Corrections Corporation of America	6.25	03/15/2013	4,005,000
5,000,000	Deluxe Corporation	5.00	12/15/2012	5,212,500
3,500,000	FTI Consulting Incorporated	7.75	10/01/2016	3,670,625
3,000,000	Iron Mountain Incorporated	6.63	01/01/2016	3,015,000

				20,423,125

Construction & Engineering: 0.52%
3,000,000	Toll Brothers Finance Corporation	5.95	09/15/2013	3,128,772
155,000	Toll Brothers Finance Corporation«	6.88	11/15/2012	164,741

				3,293,513

Machinery: 2.68%
7,085,000	SPX Corporation	7.63	12/15/2014	7,758,075
5,000,000	Terex Corporation	10.88	06/01/2016	5,850,000
3,000,000	Westinghouse Air Brake Technology	6.88	07/31/2013	3,150,000

				16,758,075

Trading Companies & Distributors: 0.93%
5,000,000	United Rentals North America	10.88	06/15/2016	5,812,500

Materials: 6.19%

Containers & Packaging: 2.62%
4,000,000	Ball Corporation	7.13	09/01/2016	4,380,000
4,000,000	Owens-Brockway Glass Container Incorporated	6.75	12/01/2014	4,095,000
3,000,000	Rock-Tenn Company	8.20	08/15/2011	3,075,000
4,500,000	Silgan Holdings Incorporated	7.25	08/15/2016	4,860,000

				16,410,000

100 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Metals & Mining: 1.58%
$2,400,000	FMG Resources Limited††	7.00%	11/01/2015	$2,490,000
4,000,000	Steel Dynamics Incorporated	7.38	11/01/2012	4,250,000
3,000,000	United States Steel Corporation	5.65	06/01/2013	3,120,000

				9,860,000

Paper & Forest Products: 1.99%
1,500,000	Georgia-Pacific LLC††	7.00	01/15/2015	1,552,500
2,834,000	Neenah Paper Incorporated	7.38	11/15/2014	2,894,223
1,305,000	PE Paper Escrow GmbH††	12.00	08/01/2014	1,507,275
2,500,000	UPM Kymmene Corporation††	5.63	12/01/2014	2,625,000
3,500,000	Verso Paper Holdings	11.50	07/01/2014	3,858,750

				12,437,748

Telecommunication Services: 5.46%

Diversified Telecommunication Services: 4.56%
4,000,000	Cincinnati Bell Incorporated	7.00	02/15/2015	4,080,000
4,250,000	Frontier Communications Corporation	8.25	05/01/2014	4,775,938
5,500,000	Qwest Communications International Incorporated Series B	7.50	02/15/2014	5,582,500
4,000,000	SBA Telecommunications Incorporated	8.00	08/15/2016	4,360,000
5,000,000	Sprint Capital Corporation	8.38	03/15/2012	5,306,250
4,000,000	Windstream Corporation	8.13	08/01/2013	4,405,000

				28,509,688

Wireless Telecommunication Services: 0.90%
5,000,000	Crown Castle International Corporation	9.00	01/15/2015	5,625,000

Utilities: 1.21%

Electric Utilities: 0.82%
2,500,000	IPALCO Enterprises Incorporated	8.63	11/14/2011	2,606,250
2,500,000	Mirant Americas Generation LLC	8.30	05/01/2011	2,518,750

				5,125,000

Independent Power Producers & Energy Traders: 0.39%
2,250,000	AES Corporation	7.75	03/01/2014	2,446,875

Total Corporate Bonds and Notes (Cost $369,103,841)				378,072,632

Municipal Bonds and Notes: 1.21%

Michigan: 0.64%
4,000,000	Wayne County MI (Miscellaneous Revenue)±	4.76	09/15/2012	3,997,960

New Jersey: 0.32%
2,000,000	New Jersey Casino Reinvestment Development Authority (Miscellaneous Revenue)	5.14	06/01/2015	1,986,820

Other: 0.25%
1,585,000	Guam Power Authority (Electric Revenue)	6.00	10/01/2011	1,580,261

Total Municipal Bonds and Notes (Cost $7,570,665)				7,565,041

Yankee Corporate Bonds and Notes: 3.97%

Consumer Discretionary: 0.90%

Media: 0.90%
5,589,000	Videotron Limited	6.88	01/15/2014	5,665,849

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 101
SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Financials: 0.83%

Consumer Finance: 0.83%
$4,500,000	Virgin Media Finance plc	9.50%	08/15/2016	$5,191,875

Information Technology: 0.54%

Computers & Peripherals: 0.54%
2,899,000	Seagate Technology International††	10.00	05/01/2014	3,355,593

Materials: 1.08%

Chemicals: 0.58%
3,500,000	Nova Chemicals Corporation	6.50	01/15/2012	3,605,000

Paper & Forest Products: 0.50%
3,000,000	Sappi Limited††	6.75	06/15/2012	3,127,500

Telecommunication Services: 0.62%

Wireless Telecommunication Services: 0.62%
1,838,000	Intelsat Subsidiary Holding Company Limited	8.50	01/15/2013	1,849,488
2,000,000	Intelsat Subsidiary Holding Company Limited	8.88	01/15/2015	2,060,000

				3,909,488

Total Yankee Corporate Bonds and Notes (Cost $24,405,433)				24,855,305

Term Loans: 29.77%
1,456,912	AMC Entertainment Incorporated	1.76	01/28/2013	1,452,367
3,830,649	Ameristar Casinos Incorporated	3.55	11/10/2012	3,835,437
4,791,304	Atlantic Broadband Finance LLC<	5.00	11/27/2015	4,796,287
3,000,000	B&G Foods Incorporated	2.31	02/26/2013	2,996,250
6,444,070	Biomet Incorporated	2.04	03/25/2015	6,437,820
5,000,000	Carestream Health Incorporated<	NA	02/25/2017	4,957,400
2,962,406	Casella Waste Systems Incorporated	7.00	04/09/2014	2,962,406
2,992,228	Cequel Communications Holdings	2.26	11/05/2013	2,988,069
2,947,154	Cinemark USA Incorporated	3.54	04/29/2016	2,966,635
495,000	Citadel Broadcasting Corporation	4.25	12/30/2016	498,094
6,000,000	Citigroup Incorporated	6.25	08/11/2015	6,083,760
4,958,935	Clarke American Corporation	2.79	03/26/2014	4,717,187
3,000,000	CommScope Incorporated	5.00	01/14/2018	3,035,250
3,741,040	Community Health Systems Incorporated	2.56	07/25/2014	3,708,905
192,668	Community Health Systems Incorporated	2.56	07/25/2014	191,013
500,000	Convatec Limited	5.75	12/22/2016	501,375
1,600,000	Darling International	5.14	12/16/2016	1,618,000
5,000,000	Davita Incorporated	4.50	10/20/2016	5,041,650
2,451,609	Dean Foods Company	1.81	04/02/2014	2,393,383
4,659,542	Dollar General Corporation	3.03	07/07/2014	4,663,409
1,000,000	Dunkin Brands Incorporated<	4.25	11/23/2017	1,005,890
2,648,649	Federal Mogul Corporation	2.20	12/29/2014	2,560,078
1,351,351	Federal Mogul Corporation	2.20	12/28/2015	1,306,162
466,752	Georgia Pacific Corporation	2.30	12/21/2012	466,663
2,201,229	Georgia Pacific Corporation	3.60	12/23/2014	2,207,018
3,990,000	Getty Images Incorporated	5.25	11/07/2016	4,037,401
4,491,250	Goodman Global Holdings Incorporated	5.75	10/28/2016	4,521,566
4,580,064	Graham Packaging Company	6.75	04/05/2014	4,598,521
6,826,832	HCA Incorporated	2.55	11/18/2013	6,800,002
2,000,000	Health Management Association Incorporated	2.05	02/28/2014	1,982,500
1,000,000	Intelsat Jackson Holdings SA	5.25	04/02/2018	1,006,610
2,193,562	Jarden Corporation	3.55	01/25/2015	2,204,530

102 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Term Loans (continued)
$1,984,785	Jarden Corporation	3.55%	01/26/2015	$1,994,709
3,500,000	MedAssets Incorporated	5.25	11/16/2016	3,520,125
2,500,000	MetroPCS Wireless Incorporated<	NA	11/04/2016	2,509,775
3,693,523	MetroPCS Wireless Incorporated	2.56	11/04/2013	3,684,806
4,000,000	NBTY Incorporated<	NA	10/01/2017	4,015,000
1,000,000	NBTY Incorporated	6.25	10/02/2017	1,010,250
4,000,000	Neiman Marcus Group	4.30	04/06/2016	4,020,840
3,000,000	Novelis Incorporated	5.25	12/19/2016	3,036,570
1,503,207	NRG Energy Incorporated	2.04	02/01/2013	1,495,691
2,369,063	Omnova Solutions Incorporated	5.75	05/31/2017	2,395,714
2,089,221	Penn National Gaming Incorporated	2.03	10/03/2012	2,083,350
3,116,000	Phillips Van Heusen Corporation<	NA	05/31/2016	3,126,906
2,602,732	Phillips Van Heusen Corporation	5.25	05/06/2016	2,608,146
3,000,000	Pinnacle Foods Finance LLC	2.76	04/02/2014	2,989,230
500,000	Renal Advantage Holdings Incorporated	5.75	12/16/2016	506,875
4,000,000	Reynolds Group Holdings Incorporated<	NA	02/09/2018	4,021,520
253,281	RMK Acquisition Corporation (Aramark)	0.11	01/27/2014	252,217
2,612,497	RMK Acquisition Corporation (Aramark)	2.18	01/27/2014	2,601,524
4,000,000	Rockwood Specialties Group Incorporated<	3.75	02/01/2018	4,050,560
3,000,000	SAVVIS Communications Corporation<	NA	08/04/2016	3,025,320
870,827	Seminole Tribe of Florida	1.81	03/05/2014	865,376
382,620	Seminole Tribe of Florida	1.81	03/05/2014	380,225
1,379,853	Seminole Tribe of Florida	1.81	03/05/2014	1,371,215
3,339,791	Sinclair Television Group Incorporated	5.50	10/29/2015	3,369,015
500,000	Styron LLC	6.00	08/02/2017	504,165
241,529	Sungard Data Systems Incorporated	2.01	02/28/2014	240,140
2,165,952	Sungard Data Systems Incorporated	3.93	02/26/2016	2,175,699
2,830,062	Swift Transportation Companies Incorporated	6.00	12/16/2016	2,845,627
1,000,000	Syniverse Technologies Incorporated	5.25	12/21/2017	1,011,000
4,924,570	Time Warner Telecom Holdings	3.52	12/29/2016	4,939,984
2,985,000	Toys R Us	6.00	09/01/2016	2,998,850
4,000,000	Transdigm Incorporated	5.25	02/14/2017	4,023,880
2,000,000	UCI International Incorporated	5.00	07/26/2017	2,008,760
3,970,075	Vanguard Health Holding Company LLC	5.00	01/29/2016	3,989,925
4,000,000	West Corporation	4.59	07/15/2016	4,019,960

Total Term Loans (Cost $183,277,481)				186,234,587

Short-Term Investments: 7.27%

Corporate Bonds & Notes: 0.03%
160,844	Gryphon Funding Limited(v)(i)(a)	0.00	08/05/2011	67,072
212,939	VFNC Corporation(v)††(i)(a)±	0.26	09/29/2011	125,634
				192,706

Shares		Yield
Investment Companies: 7.24%
45,260,823	Wells Fargo Advantage Cash Investment Money Market Fund(o)(l)(u)	0.12		45,260,823
57,655	Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)	0.25		57,655
				45,318,478

Total Short-Term Investments (Cost $45,432,098)				45,511,184

Total Investments in Securities (Cost $629,889,747)*	102.66%	642,326,740
Other Assets and Liabilities, Net	(2.66)	(16,639,512)

Total Net Assets	100.00%	$625,687,228

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 103
SHORT-TERM HIGH YIELD BOND FUND

(o)	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

<	All or portion of the position represents an unfunded loan commitment.

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

*	Cost for federal income tax purposes is $629,889,747 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,115,623
Gross unrealized depreciation	(678,630)

Net unrealized appreciation	$12,436,993
The accompanying notes are an integral part of these financial statements.

104 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 7.42%

Federal Home Loan Bank: 2.59%
$25,000,000	FHLB	0.75%	11/21/2011	$25,074,318
5,925,750	FHLB	5.00	08/15/2012	6,152,392

				31,226,710

Federal Home Loan Mortgage Corporation: 0.45%
148,242	FHLMC #555243	9.00	11/01/2016	167,257
352,583	FHLMC #555427	9.50	09/01/2020	423,458
110,036	FHLMC #555490	9.50	12/01/2016	116,642
133,975	FHLMC #555514	9.00	10/01/2019	157,759
1,162,691	FHLMC #555519	9.00	12/01/2016	1,324,375
10,653	FHLMC #786823±	2.79	07/01/2029	11,190
120,811	FHLMC #788792±	2.68	01/01/2029	127,463
211,166	FHLMC #789272±	2.62	04/01/2032	219,701
14,830	FHLMC #789483±	2.73	06/01/2032	15,529
91,412	FHLMC #846990±	2.81	10/01/2031	91,831
252,336	FHLMC #884013	10.50	05/01/2020	290,139
292,781	FHLMC #A01734	9.00	08/01/2018	334,647
54,994	FHLMC #A01849	9.50	05/01/2020	64,553
839,398	FHLMC #C64637	7.00	06/01/2031	960,734
752,735	FHLMC #G01126	9.50	12/01/2022	869,623
18,990	FHLMC #G10747	7.50	10/01/2012	19,725
3,899	FHLMC #G11150	7.50	12/01/2011	3,978
15,722	FHLMC #G11200	8.00	01/01/2012	16,106
2,841	FHLMC #G11209	7.50	12/01/2011	2,898
21,341	FHLMC #G11229	8.00	01/01/2013	22,167
49,276	FHLMC #G11391	7.50	06/01/2012	51,181
129,024	FHLMC #G80118	10.00	11/01/2021	147,405

				5,438,361

Federal National Mortgage Association: 3.63%
2,777,499	FNMA±	0.46	02/25/2037	2,755,479
330,226	FNMA #100001	9.00	02/15/2020	390,200
122,826	FNMA #100255	8.33	07/15/2020	143,403
242,222	FNMA #100256	9.00	10/01/2021	281,188
13,962	FNMA #149167	10.50	08/01/2020	16,214
60,783	FNMA #190722	9.50	03/01/2021	71,302
300,706	FNMA #190909	9.00	06/01/2024	357,479
244,679	FNMA #252870	7.00	11/01/2014	265,763
250,051	FNMA #310010	9.50	12/01/2020	296,518
753,747	FNMA #323534	9.00	12/01/2016	861,305
243,998	FNMA #344890	10.25	09/01/2021	278,275
30,720	FNMA #365418±	3.61	01/01/2023	30,698
33,844	FNMA #392647	9.00	10/01/2013	36,631
109,819	FNMA #458004	10.00	03/01/2018	122,176
75,521	FNMA #523850	10.50	10/01/2014	80,339
402,089	FNMA #535807	10.50	04/01/2022	466,156
674,542	FNMA #545117±	2.58	12/01/2040	708,131
41,917	FNMA #545131	8.00	03/01/2013	43,676
6,483	FNMA #545157	8.50	11/01/2012	6,832
726,946	FNMA #545325	8.50	07/01/2017	816,795
197,165	FNMA #545460±	2.43	11/01/2031	206,351
1,624,342	FNMA #598559	6.50	08/01/2031	1,864,285
94,332	FNMA #604060±	2.40	09/01/2031	98,619

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 105
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$177,223	FNMA #604689±	2.04%	10/01/2031	$180,705
108,234	FNMA #635070±	2.49	05/01/2032	112,923
219,079	FNMA #646643±	2.67	06/01/2032	229,248
80,024	FNMA #660508	7.00	05/01/2013	81,533
11,267	FNMA #675491±	3.30	04/01/2033	11,791
298,177	FNMA #724657±	3.58	07/01/2033	312,525
903,441	FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	1,131,842
2,416,398	FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	3,027,294
2,100,861	FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	2,529,324
4,883,131	FNMA Grantor Trust Series 2001-T8 Class A3±	4.73	07/25/2041	5,064,194
2,834,627	FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	3,551,256
139,941	FNMA Series 1988-4 Class Z	9.25	03/25/2018	156,280
120,593	FNMA Series 1988-5 Class Z	9.20	03/25/2018	124,111
81,945	FNMA Series 1988-9 Class Z	9.45	04/25/2018	92,453
402,229	FNMA Series 1989-30 Class Z	9.50	06/25/2019	455,734
63,943	FNMA Series 1989-49 Class E	9.30	08/25/2019	71,744
76,465	FNMA Series 1990-111 Class Z	8.75	09/25/2020	84,022
206,909	FNMA Series 1990-119 Class J	9.00	10/25/2020	244,202
111,444	FNMA Series 1990-124 Class Z	9.00	10/25/2020	126,690
354,455	FNMA Series 1990-21 Class Z	9.00	03/25/2020	406,145
206,951	FNMA Series 1990-27 Class Z	9.00	03/25/2020	234,620
132,733	FNMA Series 1990-30 Class D	9.75	03/25/2020	152,346
102,658	FNMA Series 1990-77 Class D	9.00	06/25/2020	115,585
472,743	FNMA Series 1991-132 Class Z	8.00	10/25/2021	576,304
169,395	FNMA Series 1992-71 Class X	8.25	05/25/2022	196,278
3,417,608	FNMA Series 2007-24 Class AG	5.75	06/25/2035	3,488,162
816,623	FNMA Series 2009-63 Class LC	4.00	04/25/2035	836,128
940,952	FNMA Series G-22 Class ZT	8.00	12/25/2016	1,147,079
2,053,405	FNMA Whole Loan Series 2002-W4 Class A6±	4.25	05/25/2042	2,143,562
127,377	FNMA Whole Loan Series 2003-W11 Class A1±	3.11	06/25/2033	130,780
72,124	FNMA Whole Loan Series 2003-W3 Class 1A4±	3.91	08/25/2042	75,426
6,236,037	FNMA Whole Loan Series 2003-W6 Class 6A±	4.08	08/25/2042	6,533,925

				43,822,026

Government National Mortgage Association: 0.75%
78,855	GNMA #780253	9.50	11/15/2017	89,803
277,737	GNMA #780267	9.00	11/15/2017	316,567
241,676	GNMA #780664	10.00	10/20/2017	269,479
52,481	GNMA #781310	8.00	01/15/2013	51,233
43,626	GNMA #781311	7.50	02/15/2013	44,701
272,726	GNMA #781540	7.00	05/15/2013	277,806
1,367,540	GNMA #781614	7.00	06/15/2033	1,590,601
5,561,352	GNMA Series 2005-90 Class A	3.76	09/16/2028	5,742,442
739,287	GNMA Series 2007-69 Class TA±	3.96	06/16/2031	744,516

				9,127,148

Total Agency Securities (Cost $86,647,413)				89,614,245

Asset Backed Securities: 13.37%
8,520,697	Aames Mortgage Trust Series 2003-1 Class M1±	1.28	10/25/2033	7,248,140
1,091,759	Bank of America Auto Trust Series 2010-1A Class A2	0.75	06/15/2012	1,092,095
12,700,000	Bank of America Credit Card Trust Series 2008-A5 Class A±	1.47	12/16/2013	12,749,755
5,800,000	BCRR Trust Series 2010-Leaf Class 35A	4.23	10/22/2011	5,878,076
1,970,502	BMW Vehicle Owner Trust Series 2010-A Class A2	0.68	09/25/2012	1,972,088
1,143,066	CarMax Auto Owner Trust Series 2010-1 Class A2	0.83	11/15/2012	1,143,785
5,900,000	Chase Issuance Trust Series 2006-A5 Class A±	0.29	11/15/2013	5,895,777

106 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$3,400,000	Chase Issuance Trust Series 2007-A18 Class A±	0.53%	01/15/2015	$3,407,115
2,000,000	Chase Issuance Trust Series 2008-A9 Class A9	4.26	05/15/2013	2,016,327
11,000,000	Chase Issuance Trust Series 2009-A2 Class A2±	1.82	04/15/2014	11,172,438
6,800,000	Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	6,839,507
10,500,000	Citibank Credit Card Issuance Trust Series 2009-A1 Class A1±	2.02	03/17/2014	10,667,898
7,882,431	ContiMortgage Net Interest Margin Notes Series 1997-A Class A(i)	7.23	10/16/2028	2,463
746,441	Countrywide Asset-Backed Certificates Series 2007-S1 Class A1A±	0.37	02/25/2037	706,915
14,550,998	Eastman Hill Funding Limited Series 1A Class A2(i)(a)(c)	0.83	09/29/2031	71,300
18,450,833	Eastman Hill Funding Limited Series 1A Class A2E(i)(a)(c)	0.83	09/29/2031	90,409
1,043,233	EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3±	1.01	09/25/2033	967,326
1,469,046	Ford Credit Auto Owner Trust Series 2007-A Class A4A	5.47	06/15/2012	1,492,208
5,000,000	GE Equipment Midticket LLC Series 2010-1 Class A2	0.61	01/14/2013	5,001,807
6,343,067	Home Equity Asset Trust Series 2003-7 Class M1±	1.24	03/25/2034	5,394,557
2,959,565	Honda Auto Receivables Owner Trust Series 2010-1 Class A2	0.62	02/21/2012	2,960,599
4,480,000	Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	4,480,802
4,000,000	Honda Auto Receivables Owner Trust Series 2011-1 Class A2	0.65	06/17/2013	3,986,909
2,395,597	Hyundai Auto Receivables Trust Series 2010 A Class A2	0.86	11/15/2012	2,398,498
5,500,000	Hyundai Auto Receivables Trust Series 2010 B Class A2	0.57	03/15/2013	5,502,555
3,998,229	John Deere Owner Trust Series 2010-A Class A2	0.72	07/16/2012	4,000,404
6,000,000	Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2	0.79	04/15/2013	5,984,442
4,746,395	Mercedes-Benz Auto Receivables Trust Series 2010-1 Class A2	0.70	08/15/2012	4,749,728
4,500,000	Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	4,508,411
2,600,000	Nissan Auto Receivables Owner Trust Series 2010-A Class A2	0.55	03/15/2013	2,600,265
141,536	Residential Asset Securities Corporation Series 2001-KS1 Class AII±	0.73	03/25/2032	133,776
70,822	SACO I Trust Series 2005-2 Class A±(i)	0.46	04/25/2035	30,161
4,221,741	Structured Asset Investment Loan Trust Series 2003-BC10 Class M1±	1.39	10/25/2033	3,285,321
6,635,259	Structured Asset Investment Loan Trust Series 2003-BC3 Class M1±	1.69	04/25/2033	5,516,760
124,946	Terwin Mortgage Trust Series 2004-21HE Class 1A1±	1.22	12/25/2034	113,432
6,500,000	Toyota Auto Receivables Owner Trust Series 2010-B Class A2	0.74	08/15/2012	6,507,521
8,000,000	Toyota Auto Receivables Owner Trust Series 2010-C Class A2	0.51	12/17/2012	7,997,776
1,465,879	USAA Auto Owner Trust Series 2010-1 Class A2	0.63	06/15/2012	1,466,094
4,500,000	Volkswagen Auto Lease Trust Series 2010-A	0.77	01/22/2013	4,502,326
7,200,000	William Street Funding Corporation Series 2006-3 Class A±(a)	0.52	06/23/2012	6,876,000

Total Asset Backed Securities (Cost $175,714,751)				161,411,766

Collateralized Mortgage Obligations: 6.54%
9,706	Bank of America Mortgage Securities Series 2002-K Class 3A1±	2.84	10/20/2032	9,718
4,095,000	Bear Stearns Commercial Mortgage Securities Series 2004-PWR6 Class A4	4.52	11/11/2041	4,180,280
194,385	Citicorp Mortgage Securities Incorporated Series 1992-7 Class A±	2.36	03/25/2022	189,472
214,363	Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	09/20/2021	239,348
3,500,000	Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	3,550,531
726,809	Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±	2.30	06/19/2031	684,592
430,774	Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±	2.12	06/19/2031	406,456
315,042	Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1±(i)(c)	2.42	09/25/2034	192,117
6,031,053	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKP1 Class A3	6.44	12/15/2035	6,222,462
6,850,000	CS First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	7,142,070
278,608	DLJ Mortgage Acceptance Corporation Series 1990-2 Class A±(i)	3.10	01/25/2022	277,378
74,977	DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1±(i)	2.14	02/20/2021	73,005
1,425,951	FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,653,212
134,868	GSMPS Mortgage Loan Trust Series 1998-1 Class A	8.00	09/19/2027	137,311
3,928,220	GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF±	0.66	06/25/2034	3,360,384

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 107
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$3,375,882	GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1±	4.31%	06/25/2034	$3,256,805
3,789,872	GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1±	0.61	01/25/2036	2,904,619
1,509,030	GSR Mortgage Loan Trust Series 2004-1 Class 2A2±	2.23	04/25/2032	1,273,810
94,714	Housing Securities Incorporated Series 1992-8 Class C	3.25	06/25/2024	98,916
227,290	Housing Securities Incorporated Series 1992-8 Class E±	3.88	06/25/2024	225,880
5,796,607	Jeffries and Company Series 2010-R7 Class 7A6	3.25	10/26/2036	5,811,098
5,000,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB5 Class A2	5.16	10/12/2037	5,245,803
2,595,088	JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1±	2.82	06/25/2035	2,301,394
40,684	Master Mortgages Trust Series 2002-3 Class 4A1±	2.76	10/25/2032	40,972
2,740,900	Morgan Stanley Capital I Series 2004-IQ7 Class A3	5.35	06/15/2038	2,781,374
65	Morgan Stanley Mortgage Trust Series 35 Class 2±(i)(m)	15,181.00	04/20/2021	15,298
5,240,000	Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.27	03/15/2030	5,721,582
36,988	Prudential Home Mortgage Securities Series 1988-1 Class A±	2.60	04/25/2018	35,310
12,564	Resecuritization Mortgage Trust Series 1998-B Class A±(i)	0.51	04/26/2021	12,658
7,803,298	Residential Finance LP Series 2003-C Class B3±	1.66	09/10/2035	5,923,171
4,624,176	Residential Finance LP Series 2003-C Class B4±(i)(c)	1.86	09/10/2035	2,983,796
782,019	Salomon Brothers Mortgage Securities VII Series 1990-2 Class A	2.10	11/25/2020	802,755
2,688,122	Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A1	9.00	10/25/2024	2,574,686
301,983	Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2	9.76	10/25/2024	291,978
439,450	Structured Asset Securities Corporation Series 1998-2 Class A±	0.78	02/25/2028	421,238
2,767,344	Structured Asset Securities Corporation Series 1998-RF1 Class A	8.24	04/15/2027	2,770,706
3,560,312	Structured Asset Securities Corporation Series 1998-RF2 Class A	8.04	07/15/2027	3,565,062
285,912	Wilshire Funding Corporation Series 1996-3 Class M2	3.66	08/25/2032	283,159
252,057	Wilshire Funding Corporation Series 1996-3 Class M3	3.66	08/25/2032	243,307
1,097,328	Wilshire Funding Corporation Series 1998-2 Class M1	2.00	12/28/2037	1,056,729

Total Collateralized Mortgage Obligations (Cost $83,840,193)				78,960,442

Corporate Bonds and Notes: 43.34%

Consumer Discretionary: 7.62%

Auto Components: 0.45%
5,000,000	Autozone Incorporated	5.88	10/15/2012	5,358,660

Diversified Consumer Services: 0.87%
5,000,000	Life Technologies Corporation	3.38	03/01/2013	5,147,530
5,000,000	Science Applications International Corporation	6.25	07/01/2012	5,334,095

				10,481,625

Hotels, Restaurants & Leisure: 0.77%
4,000,000	Starwood Hotels & Resorts Worldwide Incorporated	6.25	02/15/2013	4,260,000
5,000,000	Yum! Brands Incorporated	8.88	04/15/2011	5,046,965

				9,306,965

Household Durables: 0.91%
4,250,000	Mohawk Industries Incorporated Series D	7.20	04/15/2012	4,441,250
6,095,000	Newell Rubbermaid Incorporated	5.50	04/15/2013	6,562,992

				11,004,242

Leisure Equipment & Products: 0.37%
4,400,000	Mattel Incorporated	6.13	06/15/2011	4,460,478

108 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Media: 2.39%
$6,065,000	Comcast Cable Holdings LLC	9.80%	02/01/2012	$6,548,041
3,000,000	EchoStar DBS Corporation	6.38	10/01/2011	3,060,000
1,600,000	EchoStar DBS Corporation	7.00	10/01/2013	1,720,000
3,270,000	Historic TW Incorporated	9.13	01/15/2013	3,692,209
2,545,000	Reed Elsevier Capital Incorporated	6.75	08/01/2011	2,609,765
6,100,000	Time Warner Cable Incorporated	5.40	07/02/2012	6,435,567
4,763,000	Viacom Incorporated	5.75	04/30/2011	4,789,830

				28,855,412

Multiline Retail: 1.11%
5,630,000	Kohls Corporation	7.38	10/15/2011	5,860,914
4,250,000	Macy’s Incorporated	5.35	03/15/2012	4,398,750
3,019,000	Target Corporation	5.88	03/01/2012	3,181,437

				13,441,101

Specialty Retail: 0.75%
5,500,000	Best Buy Company Incorporated	6.75	07/15/2013	6,079,497
3,000,000	Staples Incorporated	7.75	04/01/2011	3,015,882

				9,095,379

Consumer Staples: 3.56%

Beverages: 0.88%
2,495,000	Anheuser Busch InBev Worldwide Incorporated	3.00	10/15/2012	2,573,495
3,000,000	Anheuser Busch InBev Worldwide Incorporated±	1.03	03/26/2013	3,028,290
5,000,000	SABMiller plc	6.20	07/01/2011	5,089,265

				10,691,050

Food & Staples Retailing: 1.66%
2,817,901	CVS Caremark Corporation	7.77	01/10/2012	2,972,885
4,000,000	HJ Heinz Company	15.59	12/01/2020	4,455,560
751,000	Kraft Foods Incorporated	5.63	11/01/2011	774,810
6,825,000	Safeway Incorporated	6.50	03/01/2011	6,825,000
5,000,000	Wrigley WM Jr Company	2.45	06/28/2012	5,024,615

				20,052,870

Tobacco: 1.02%
6,350,000	Reynolds Amern Incorporated±	1.01	06/15/2011	6,358,052
5,500,000	UST Incorporated	6.63	07/15/2012	5,863,215

				12,221,267

Energy: 4.07%

Energy Equipment & Services: 0.96%
4,352,000	Enterprise Products Operating LLC	4.60	08/01/2012	4,539,127
6,700,000	Kinder Morgan Energy Partners LP	7.13	03/15/2012	7,093,009

				11,632,136

Oil, Gas & Consumable Fuels: 3.11%
5,870,000	BP Capital Markets plc	1.55	08/11/2011	5,894,055
4,000,000	Chesapeake Energy Corporation	7.63	07/15/2013	4,460,000
3,000,000	Consol Energy Incorporated	7.88	03/01/2012	3,165,000
2,750,000	DTE Energy Company	7.05	06/01/2011	2,790,879
3,000,000	El Paso Corporation	7.00	05/15/2011	3,029,994
1,000,000	El Paso Corporation	7.38	12/15/2012	1,064,777
2,000,000	Energy Transfer Partners LP	5.65	08/01/2012	2,105,970
2,150,000	Transcontinental Gas Pipe Line Series B	7.00	08/15/2011	2,210,430

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 109
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$6,000,000	Transcontinental Gas Pipe Line Series B	8.88%	07/15/2012	$6,605,886
3,775,000	Valero Energy Corporation«	6.88	04/15/2012	4,003,523
2,020,000	Weatherford International Incorporated	5.95	06/15/2012	2,124,600

				37,455,114

Financials: 15.47%

Commercial Banks: 3.84%
665,000	BB&T Corporation	3.85	07/27/2012	690,326
5,000,000	Charter One Bank NA	6.38	05/15/2012	5,207,585
6,000,000	Credit Suisse New York	2.20	01/14/2014	6,024,546
1,925,000	Hudson United Bank Mahwah NJ Series BKNT	7.00	05/15/2012	2,064,333
3,000,000	Key Bank NA	5.70	08/15/2012	3,168,714
3,000,000	Key Bank NA	5.50	09/17/2012	3,184,581
5,000,000	Landwirt Rentenbank	3.13	06/15/2011	5,038,135
6,510,000	M&I Marshall & Ilsley Bank	5.25	09/04/2012	6,820,520
2,000,000	PNC Funding Corporation±	0.44	01/31/2012	2,001,262
2,100,000	PNC Funding Corporation±	0.50	04/01/2012	2,105,609
3,000,000	State Street Bank & Trust Company±	0.50	09/15/2011	3,002,256
6,000,000	SwedBank	3.00	12/22/2011	6,114,726
1,000,000	Union Bank NA	2.13	12/16/2013	1,003,192

				46,425,785

Consumer Finance: 1.91%
5,000,000	Capital One Financial Company Series MTN	5.70	09/15/2011	5,132,000
2,750,000	Diageo Investment Corporation	9.00	08/15/2011	2,855,166
4,362,000	Devon Financing Corporation	6.88	09/30/2011	4,518,814
6,000,000	ERAC USA Finance Company	5.80	10/15/2012	6,400,698
2,000,000	SLM Corporation±	0.53	10/25/2011	1,983,674
2,000,000	Sprint Capital Corporation	8.38	03/15/2012	2,122,500

				23,012,852

Diversified Financial Services: 5.47%
5,000,000	Abbey National Treasury Services plc±	0.53	08/16/2011	4,992,297
1,500,000	American Express Travel±	0.46	06/01/2011	1,496,342
4,000,000	American Honda Financial Corporation	2.38	03/18/2013	4,055,060
2,700,000	Bank of New York Mellon Corporation±	0.46	06/29/2012	2,705,681
5,000,000	Citigroup Incorporated	6.00	02/21/2012	5,243,345
5,000,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	5,009,885
8,500,000	General Electric Capital Corporation±	0.42	06/12/2012	8,455,639
5,000,000	Goldman Sachs Group Incorporated	6.60	01/15/2012	5,254,920
5,000,000	HSBC Finance Corporation	5.70	06/01/2011	5,061,475
5,095,000	HSBC Finance Corporation	7.00	05/15/2012	5,425,034
1,465,000	Invesco LTD	5.38	02/27/2013	1,559,232
3,821,000	Jefferies Group Incorporated	7.75	03/15/2012	4,065,804
5,000,000	JPMorgan Chase & Company±	0.96	02/26/2013	5,033,765
1,500,000	Mass Mutual Global Funding II	3.63	07/16/2012	1,551,224
6,000,000	Morgan Stanley	3.25	12/01/2011	6,133,170

				66,042,873

Insurance: 1.75%
3,715,000	Genworth Life Institutional Funding Trust	5.88	05/03/2013	3,923,631
4,000,000	Hartford Financial Services Group Incorporated	5.25	10/15/2011	4,106,684
5,000,000	Metropolitan Life Global Funding I±	0.70	07/13/2011	5,006,340
3,000,000	Prudential Financial Incorporated Series MTN	5.10	12/14/2011	3,098,334
5,000,000	UnumProvident Corporation	7.63	03/01/2011	5,000,000

				21,134,989

110 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Real Estate Investment Trusts (REITs): 2.50%
$4,975,000	ERP Operating LP	6.63%	03/15/2012	$5,254,381
5,000,000	HCP Incorporated	5.95	09/15/2011	5,131,760
1,000,000	HCP Incorporated	5.63	02/28/2013	1,062,772
3,137,000	Healthcare Realty Trust Incorporated	8.13	05/01/2011	3,173,157
4,501,000	HRPT Properties Trust±	0.90	03/16/2011	4,500,806
5,602,000	Nationwide Health Properties Incorporated	6.50	07/15/2011	5,711,435
5,000,000	Ventas Realty Limited Partnership	9.00	05/01/2012	5,340,780

				30,175,091

Health Care: 2.97%

Health Care Equipment & Supplies: 0.25%
3,000,000	Fresenius Medical Care Capital Trust IV	7.88	06/15/2011	3,030,000

Health Care Providers & Services: 2.04%
2,300,000	Aetna Incorporated	5.75	06/15/2011	2,333,582
5,000,000	Anthem Incorporated	6.80	08/01/2012	5,392,940
4,000,000	Cigna Corporation	6.38	10/15/2011	4,139,736
7,000,000	Coventry Health Care Incorporated	5.88	01/15/2012	7,267,974
5,251,000	Express Scripts Incorporated	5.25	06/15/2012	5,506,031

				24,640,263

Pharmaceuticals: 0.68%
3,000,000	Mckesson Corporation	7.75	02/01/2012	3,191,859
5,000,000	Teva Pharmaceutical Finance LLC	1.50	06/15/2012	5,037,020

				8,228,879

Industrials: 2.05%

Aerospace & Defense: 0.35%
4,000,000	BAE Systems Holdings Incorporated	6.40	12/15/2011	4,177,216

Building Products: 0.29%
3,500,000	Black & Decker Corporation	7.13	06/01/2011	3,554,128

Commercial Services & Supplies: 0.24%
2,808,000	CRH America Incorporated	5.63	09/30/2011	2,881,895

Electrical Equipment: 0.39%
4,500,000	Agilent Technologies Incorporated	4.45	09/14/2012	4,685,135

Road & Rail: 0.43%
2,000,000	CSX Corporation	6.30	03/15/2012	2,103,208
4,180,000	CSX Corporation	6.75	03/15/2011	4,188,239

				6,291,447

Transportation Infrastructure: 0.35%
3,091,000	Ryder System Incorporated	5.95	05/02/2011	3,114,427

Information Technology: 1.63%

Computers & Peripherals: 0.45%
265,000	Hewlett-Packard Company	2.95	08/15/2012	272,812
5,000,000	Seagate Technology HDD Holdings	6.38	10/01/2011	5,112,500

				5,385,312

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 111
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Office Electronics: 0.42%
$5,000,000	Xerox Corporation	6.88%	08/15/2011	$5,134,105

Semiconductors & Semiconductor Equipment: 0.76%
4,000,000	Broadcom Corporation	1.50	11/01/2013	3,971,100
4,908,000	National Semiconductor Corporation	6.15	06/15/2012	5,180,335

				9,151,435

Materials: 1.51%

Chemicals: 0.50%
6,000,000	Dow Chemical Company±	2.56	08/08/2011	6,044,190

Metals & Mining: 0.46%
1,000,000	Rio Tinto Alcan Incorporated	4.88	09/15/2012	1,055,881
3,270,000	Teck Cominco Incorporated	7.00	09/15/2012	3,470,216
1,000,000	United States Steel Corporation	5.65	06/01/2013	1,040,000

				5,566,097

Paper & Forest Products: 0.55%
6,470,000	International Paper Company	6.75	09/01/2011	6,655,171

Telecommunication Services: 2.10%

Diversified Telecommunication Services: 1.34%
4,500,000	Citizens Communications Company	6.25	01/15/2013	4,775,625
3,000,000	Qwest Corporation	7.88	09/01/2011	3,093,750
3,000,000	Qwest Corporation±	3.55	06/15/2013	3,135,000
5,000,000	Verizon New England Incorporated	6.50	09/15/2011	5,157,105

				16,161,480

Wireless Telecommunication Services: 0.76%
665,000	Cellco Partnership	3.75	05/20/2011	669,724
4,000,000	Cingular Wireless Services	8.13	05/01/2012	4,336,024
4,000,000	Motorola Incorporated	8.00	11/01/2011	4,181,540

				9,187,288

Utilities: 2.36%

Electric Utilities: 2.36%
3,000,000	Allegheny Energy Supply	8.25	04/15/2012	3,204,264
3,000,000	Carolina Power & Light Company	6.50	07/15/2012	3,217,473
5,000,000	Columbus Southern Power±	0.70	03/16/2012	5,011,770
2,000,000	IPALCO Enterprises Incorporated	8.63	11/14/2011	2,085,000
4,255,000	Nevada Power Company Series A	8.25	06/01/2011	4,333,556
4,348,000	Pacific Gas & Electric Corporation	4.20	03/01/2011	4,348,000
3,300,000	Scana Corporation	6.88	05/15/2011	3,340,663
2,990,000	Wisconsin Electric Power Company	6.50	04/01/2011	3,004,011

				28,544,737

Total Corporate Bonds and Notes (Cost $519,938,036)				523,281,094

112 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Yankee Corporate Bonds and Notes: 8.35%

Consumer Discretionary: 0.36%

Multiline Retail: 0.36%
$4,000,000	Wesfarmers Limited	7.00%	04/10/2013	$4,401,884

Consumer Staples: 0.45%

Food & Staples Retailing: 0.45%
5,225,000	Woolworths Limited	5.25	11/15/2011	5,398,961

Energy: 0.53%

Oil, Gas & Consumable Fuels: 0.53%
6,000,000	Husky Energy Incorporated	6.25	06/15/2012	6,382,356

Financials: 3.85%

Commercial Banks: 3.85%
3,500,000	ANZ National (International) Limited	2.38	12/21/2012	3,552,588
6,000,000	Australia & New Zealand Banking Group Limited±	0.58	06/18/2012	6,007,674
4,000,000	Banco Santander Chile	2.88	11/13/2012	3,991,172
3,000,000	Barclays Bank plc	2.50	01/23/2013	3,050,358
4,500,000	Commonwealth Bank of Australia±	0.85	03/19/2013	4,509,014
7,000,000	European Investment Bank	2.63	11/15/2011	7,108,297
4,000,000	Royal Bank Scotland plc	1.45	10/20/2011	4,018,604
3,000,000	Westpac Banking Corporation	2.25	11/19/2012	3,060,459
5,000,000	Westpac Banking Corporation±	0.49	12/14/2012	5,001,685
6,000,000	Xstrata Finance Canada Limited	5.50	11/16/2011	6,196,806

				46,496,657

Industrials: 0.93%

Building Products: 0.93%
7,011,000	Lafarge SA	6.15	07/15/2011	7,134,660
3,830,000	Tyco Electronics Group SA	6.00	10/01/2012	4,099,061

				11,233,721

Materials: 0.36%

Metals & Mining: 0.36%
4,290,000	Rio Tinto Alcan Incorporated	6.45	03/15/2011	4,298,456

Telecommunication Services: 1.87%

Diversified Telecommunication Services: 1.46%
5,000,000	Deutsche Telekom International Finance	5.38	03/23/2011	5,013,615
6,300,000	Telecom Italia Capital	6.20	07/18/2011	6,420,248
6,145,000	Telefonica Emisiones SAU	2.58	04/26/2013	6,188,986

				17,622,849

Wireless Telecommunication Services: 0.41%
5,000,000	Vodafone Group plc±	0.64	06/15/2011	5,004,785

Total Yankee Corporate Bonds and Notes (Cost $100,238,933)				100,839,669

Yankee Government Bonds: 1.00%
8,000,000	Kommunalbanken AS	3.25	06/15/2011	8,061,264
4,000,000	Province of Ontario Canada	3.38	05/20/2011	4,025,996

Total Yankee Government Bonds (Cost $12,075,174)				12,087,260

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 113
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 5.50%

Arizona: 0.17%
$2,000,000	Maricopa County AZ IDA Solid Waste Disposal Waste Management Income Project (Solid Waste Revenue)±§	2.65%	12/01/2031	$2,002,580

California: 0.74%
6,000,000	California Pollution Control Financing Authority (Resource Recovery Revenue)±	1.88	08/01/2023	6,000,120
2,900,000	San Francisco CA International Airport Series E (Airport Revenue)	1.87	05/01/2012	2,909,164

				8,909,284

Florida: 0.26%
3,138,750	Educational Funding of the South Incorporated (Education Revenue, GTD Student Loan Insured)±	0.55	09/02/2013	3,137,086

Kentucky: 0.45%
2,420,000	Kentucky Economic Development Finance Autority Solid Waste Disposal (Resourse Recovery Revenue)±§	2.50	04/01/2031	2,420,000
3,000,000	Louisville/Jefferson County KY PCRB Louisville Gas and Electric Project Series A (Miscellaneous Revenue)±§	1.90	10/01/2033	3,010,650

				5,430,650

Louisiana: 0.82%
4,700,000	Louisiana Public Facilities Authority Air Products and Chemicals Project (Resource Recovery Revenue)±	0.70	12/01/2037	4,700,000
5,250,000	State of Louisiana Gas and Fuels Tax (Utilities Revenue)±	2.76	05/01/2043	5,229,893

				9,929,893

Michigan: 0.33%
4,000,000	Wayne County MI Series B-1 (GO-Local)±	2.77	09/15/2012	3,998,840

New Hampshire: 0.47%
5,500,000	New Hampshire Business Finance Authority The United Illuminating Company Project (Lease Revenue)±§	7.13	07/01/2027	5,709,165

New York: 0.34%
1,030,000	Babylon NY Industrial Development Agency Taxable Covanta Babylon Series B (IDR)	4.67	01/01/2012	1,049,683
2,995,000	Onondaga County NY Property Tax Taxable (Lease Revenue)	3.50	04/01/2013	2,996,378

				4,046,061

Oklahoma: 0.14%
1,725,000	Oklahoma County OK Finance Authority (Lease Revenue)	2.33	11/01/2012	1,734,936

Oregon: 0.37%
4,500,000	Oregon School Board Association (Miscellanous Revenue, NATL- RE FGIC Insured)^	1.66	06/30/2012	4,400,955

South Carolina: 0.50%
6,000,000	York County SC Pollution Control (Resource Recovery Revenue)±	1.00	09/15/2024	5,999,400

Texas: 0.08%
1,000,000	Port Arthur TX Industrial Development Corporation Air Products and Chemicals Project (IDR)±	0.70	04/01/2035	1,000,000

West Virginia: 0.50%
6,000,000	West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue)±§	2.00	01/01/2041	6,008,760

114 Wells Fargo Advantage Income Funds	Portfolio of Investments—February 28, 2011 (Unaudited)
ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wisconsin: 0.33%
$4,000,000	Marshfield WI Taxable BAN Series B (Electric Revenue)	2.00%	12/01/2011	$4,031,120

Total Municipal Bonds and Notes (Cost $66,251,344)				66,338,730

US Treasury Securities: 4.49%

US Treasury Notes: 4.49%
16,760,000	US Treasury Note	0.88	03/31/2011	16,769,168
18,700,000	US Treasury Note	0.88	04/30/2011	18,721,187
18,700,000	US Treasury Note«	0.88	05/31/2011	18,732,875

				54,223,230

Total US Treasury Securities (Cost $54,212,012)				54,223,230

Term Loans: 0.58%
2,800,978	Georgia Pacific Corporation	2.30	12/21/2012	2,800,446
4,261,110	SUPERVALU Incorporated	1.64	06/01/2012	4,233,966

Total Term Loans (Cost $6,927,305)				7,034,412

Short-Term Investments: 9.03%

Commercial Paper: 0.91%
6,000,000	Oakland-Alameda County	6.80	03/01/2011	6,000,000
5,000,000	Ohio State Water Authority	2.25	04/01/2011	5,000,000

				11,000,000

Corporate Bonds & Notes: 0.04%
219,488	Gryphon Funding Limited(v)(i)(a)	0.00	08/05/2011	91,527
685,811	VFNC Corporation(v)±(i)(a)††	0.26	09/29/2011	404,628

				496,155

Shares		Yield
Investment Companies: 8.03%
94,751,337	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12		94,751,337
2,233,250	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.25		2,233,250

				96,984,587

Principal			Interest Rate
US Treasury Bills: 0.05%
$600,000	US Treasury Bill^#		0.12	03/24/2011	599,954

Total Short-Term Investments (Cost $108,879,265)					109,080,696

Total Investments in Securities (Cost $1,214,724,426)*		99.62%			1,202,871,544
Other Assets and Liabilities, Net		0.38			4,589,039

Total Net Assets		100.00%			$1,207,460,583

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 115
ULTRA SHORT-TERM INCOME FUND

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. « All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(m)	This security is a structured note which generates income based on a coupon formula (—1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (—1,500*.23531) + 15,573.5% = 15,220.53%.

§	These securities are subject to a demand feature which reduces the effective maturity.

^	Zero coupon security. Rate represents yield to maturity.

#	Security pledged as collateral for futures transactions.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,214,724,426 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,113,569
Gross unrealized depreciation	(21,966,451)

Net unrealized depreciation	$(11,852,882)
The accompanying notes are an integral part of these financial statements.

116 Wells Fargo Advantage Income Funds	Statements of Assets and Liabilities—February 28, 2011 (Unaudited)

	Adjustable Rate	Government
	Government Fund	Securities Fund

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$1,181,272,367	$2,557,458,086
In affiliated securities, at value	34,425,601	234,595,293

Total investments, at value (see cost below)	1,215,697,968	2,792,053,379
Cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	0
Principal paydown receivable	11,374,584	479,308
Receivable for Fund shares sold	2,693,437	3,962,549
Receivable for dividends and interest	3,606,602	8,872,155
Receivable for daily variation margin on open futures contracts	0	33,884
Receivable for securities lending income	0	6,833
Prepaid expenses and other assets	175,774	102,329

Total assets	1,233,548,365	2,805,510,437

Liabilities
Dividends payable	547,620	1,548,255
Payable for investments purchased	6,498,767	279,951,096
Payable for Fund shares redeemed	1,920,162	3,615,801
Payable upon receipt of securities loaned	0	119,429,190
Payable for daily variation margin on open futures contracts	35,156	0
Due to custodian bank	0	7,529
Investment advisory fee payable	184,696	608,885
Distribution fees payable	207,895	39,861
Due to other related parties	176,920	336,995
Accrued expenses and other liabilities	678,934	388,092

Total liabilities	10,250,150	405,925,704

Total net assets	$1,223,298,215	$2,399,584,733

NET ASSETS CONSIST OF
Paid-in capital	$1,547,551,005	$2,453,003,330
Undistributed (overdistributed) net investment income	(3,947,877)	(7,063,376)
Accumulated net realized gains (losses) on investments	(334,557,256)	(76,164,972)
Net unrealized gains (losses) on investments	14,252,343	29,809,751

Total net assets	$1,223,298,215	$2,399,584,733

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$289,722,917	$286,374,673
Shares outstanding — Class A	31,786,119	26,412,218
Net asset value per share — Class A	$9.11	$10.84
Maximum offering price per share — Class A	$9.30 [2]	$11.35 [3]
Net assets — Class B	$29,981,587	$9,199,102
Shares outstanding — Class B	3,289,047	848,611
Net asset value per share — Class B	$9.12	$10.84
Net assets — Class C	$316,144,218	$59,681,567
Shares outstanding — Class C	34,683,853	5,505,134
Net asset value per share — Class C	$9.12	$10.84
Net assets — Administrator Class	$25,632,221	$635,799,701
Shares outstanding — Administrator Class	2,812,233	58,655,853
Net asset value per share — Administrator Class	$9.11	$10.84
Net assets — Institutional Class	$561,817,272	$701,383,127
Shares outstanding — Institutional Class	61,630,923	64,744,078
Net asset value per share — Institutional Class	$9.12	$10.83
Net assets — Investor Class	NA	$707,146,563
Shares outstanding — Investor Class	NA	65,181,404
Net asset value per share — Investor Class	NA	$10.85

Total investments, at cost	$1,201,304,924	$2,762,463,254

Securities on loan, at value	$0	$116,993,562

Foreign currency, at cost	$0	$0

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

3.	Maximum offering price is computed as 100/95.5 of net asset value. On investments of $50,000 or more, the offering price is reduced.

4.	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 117

			Short Duration
High	High Yield	Income Plus	Government	Short-Term	Short-Term High	Ultra Short-Term
Income Fund	Bond Fund	Fund	Bond Fund	Bond Fund	Yield Bond Fund	Income Fund

$700,676,983	$457,582,164	$624,495,774	$1,263,064,708	$575,895,690	$597,008,262	$1,105,886,957
37,381,743	14,373,162	75,509,067	115,677,736	18,747,130	45,318,478	96,984,587

738,058,726	471,955,326	700,004,841	1,378,742,444	594,642,820	642,326,740	1,202,871,544
0	0	1,611	0	0	0	0
0	48	0	0	0	0	0
4,772,437	864,479	0	21,135,083	115,000	3,421,397	0
0	53,574	7,595	1,889,176	22,427	0	0
944,120	189,931	676,830	1,582,249	1,320,453	3,309,119	17,472,297
13,396,134	7,451,472	5,390,500	3,614,620	5,281,866	8,370,911	10,544,526
0	0	18,406	0	56,610	0	0
0	494	3,121	18,863	0	0	122
64,851	198,560	285,032	124,448	71,757	67,511	103,527

757,236,268	480,713,884	706,387,936	1,407,106,883	601,510,933	657,495,678	1,230,992,016

1,299,727	870,208	0	328,967	296,389	789,733	366,522
10,606,650	2,214,341	59,856,971	45,617,955	3,000,000	28,271,625	18,100,623
1,900,776	999,409	968,513	954,861	527,816	2,218,006	1,769,264
6,013,150	165,750	12,244,800	94,360,440	1,449,300	171,275	2,528,125
0	0	0	0	0	0	120,047
0	0	0	0	0	0	0
202,656	191,323	195,324	262,477	140,593	146,592	185,834
21,100	93,016	19,952	43,000	9,309	28,817	11,402
84,046	78,427	91,452	145,541	66,319	75,374	162,684
78,491	360,349	322,615	95,454	112,575	107,028	286,932

20,206,596	4,972,823	73,699,627	141,808,695	5,602,301	31,808,450	23,531,433

$737,029,672	$475,741,061	$632,688,309	$1,265,298,188	$595,908,632	$625,687,228	$1,207,460,583

$715,212,793	$544,324,240	$675,103,459	$1,268,369,147	$598,011,053	$612,830,357	$1,319,954,281
62,786	367,044	(275,308)	(5,129,916)	(31,686)	(55,825)	(572,127)
(19,412,414)	(88,630,072)	(52,668,379)	(2,287,543)	(1,820,778)	475,703	(99,901,347)
41,166,507	19,679,849	10,528,537	4,346,500	(249,957)	12,436,993	(12,020,224)

$737,029,672	$475,741,061	$632,688,309	$1,265,298,188	$595,908,632	$625,687,228	$1,207,460,583

$122,109,112	$291,139,004	$262,875,923	$169,844,771	$53,523,681	$182,442,997	$181,249,464
16,233,393	91,507,232	22,502,595	16,493,983	6,132,404	21,948,853	21,149,445
$7.52	$3.18	$11.68	$10.30	$8.73	$8.31	$8.57
$7.87 [3]	$3.33 [3]	$12.23 [3]	$10.62 [4]	$9.00 [4]	$8.57 [4]	$8.74 [2]
$4,036,989	$41,602,007	$4,977,462	$1,400,972	NA	NA	NA
536,893	13,075,221	425,442	135,943	NA	NA	NA
$7.52	$3.18	$11.70	$10.31	NA	NA	NA
$32,347,737	$108,303,091	$29,593,327	$72,672,570	$16,347,356	$52,094,392	$19,724,359
4,300,539	34,038,846	2,533,769	7,045,939	1,874,667	6,267,136	2,301,477
$7.52	$3.18	$11.68	$10.31	$8.72	$8.31	$8.57
$17,896,393	$34,696,959	$2,458,589	$255,519,898	NA	$204,344,232	$123,546,456
2,358,417	10,905,197	210,605	24,776,316	NA	24,591,171	14,473,606
$7.59	$3.18	$11.67	$10.31	NA	$8.31	$8.54
$223,611,239	NA	$147,625,285	$765,859,977	$274,441,663	NA	$466,580,927
29,462,106	NA	12,636,659	74,269,057	31,423,884	NA	54,466,378
$7.59	NA	$11.68	$10.31	$8.73	NA	$8.57
$337,028,202	NA	$185,157,723	NA	$251,595,932	$186,805,607	$416,359,377
44,628,758	NA	15,848,019	NA	28,838,069	22,474,251	48,561,086
$7.55	NA	$11.68	NA	$8.72	$8.31	$8.57

$696,892,219	$452,275,480	$689,576,514	$1,374,395,944	$595,038,109	$629,889,747	$1,214,724,426

$5,888,493	$161,330	$12,003,111	$92,446,250	$1,420,459	$167,748	$2,476,018

0	$45	0	0	0	0	0

118 Wells Fargo Advantage Income Funds	Statements of Operations—Six Months Ended February 28, 2011 (Unaudited)

	Adjustable Rate	Government
	Government Fund	Securities Fund

Investment income
Interest*	$13,884,663	$36,003,107
Dividends	0	0
Income from affiliated securities	4,382	54,556
Securities lending income, net	0	90,695

Total investment income	13,889,045	36,148,358

Expenses
Investment advisory fee	2,209,779	4,402,157
Administration fees
Fund level	289,116	602,314
Class A	257,491	244,452
Class B	32,913	8,298
Class C	258,972	49,094
Administrator Class	5,521	229,013
Institutional Class	183,483	247,116
Investor Class	NA	908,328
Shareholder servicing fees
Class A	402,329	381,957
Class B	51,426	12,966
Class C	404,644	76,710
Administrator Class	12,790	535,509
Investor Class	NA	1,189,164
Distribution fees
Class B	154,279	38,896
Class C	1,213,929	230,130
Custody and accounting fees	53,020	55,622
Professional fees	23,803	22,728
Registration fees	69,039	63,712
Shareholder report expenses	65,227	56,244
Trustees’ fees and expenses	6,100	5,971
Other fees and expenses	75,693	16,689

Total expenses	5,769,554	9,377,070
Less: Fee waivers and/or expense reimbursements	(702,968)	(395,299)

Net expenses	5,066,586	8,981,771

Net investment income	8,822,459	27,166,587

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Unaffiliated securities	1,206,436	12,178,169
Futures transactions	124,831	(7,337,085)

Net realized gains (losses) on investments	1,331,267	4,841,084

Net change in unrealized gains (losses) on:
Unaffiliated issuers	1,229,681	(66,215,071)
Futures transactions	(140,701)	(710,797)

Net change in unrealized gains (losses) on investments	1,088,980	(66,925,868)

Net realized and unrealized gains (losses) on investments	2,420,247	(62,084,784)

Net increase (decrease) in net assets resulting from operations	$11,242,706	$(34,918,197)

* Net of foreign withholding taxes of	$0	$5,551
The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended February 28, 2011 (Unaudited)	Wells Fargo Advantage Income Funds 119

			Short Duration
High	High Yield	Income Plus	Government	Short-Term	Short-Term High	Ultra Short-Term
Income Fund	Bond Fund	Fund	Bond Fund	Bond Fund	Yield Bond Fund	Income Fund

$27,781,292	$18,230,424	$12,506,939	$16,815,053	$8,377,756	$14,814,450	$11,386,473
0	269,952	2,660	0	0	0	0
26,809	18,151	99,335	9,348	18,695	42,625	244,040
15,388	5,406	10,886	45,762	1,379	559	1,500

27,823,489	18,523,933	12,619,820	16,870,163	8,397,830	14,857,634	11,632,013

1,743,596	1,207,127	1,246,884	2,384,945	1,207,512	1,280,270	2,194,612

177,011	120,742	157,986	314,141	152,737	128,327	286,950
97,920	229,532	206,970	141,300	38,433	151,807	142,883
3,683	37,666	4,509	1,179	NA	NA	NA
25,290	85,168	23,828	59,346	12,370	33,664	16,112
4,701	21,256	610	162,181	NA	50,653	73,298
83,546	NA	58,575	271,968	115,743	NA	151,156
314,606	NA	180,647	NA	245,181	171,157	403,342

153,000	357,970	323,390	220,781	60,051	237,199	222,626
5,755	58,749	7,045	1,842	NA	NA	NA
39,516	133,075	37,232	92,728	19,328	52,599	25,175
11,752	51,381	1,405	371,627	NA	124,843	170,878
413,423	NA	230,776	NA	321,704	222,242	525,525

17,266	176,559	21,137	5,527	NA	NA	NA
118,547	399,224	111,696	278,185	57,984	157,798	75,526
19,732	45,580	22,484	31,596	20,424	13,577	32,629
14,279	23,803	14,635	22,588	24,056	24,056	23,079
62,834	80,189	5,883	37,830	22,315	34,183	51,627
55,702	21,305	787	74,543	29,753	34,716	13,709
5,908	5,017	3,220	5,245	5,245	5,245	5,980
9,521	19,927	12,733	6,999	5,086	2,936	7,939

3,377,588	3,074,270	2,672,432	4,484,551	2,337,922	2,725,272	4,423,046
(428,323)	(60,176)	(310)	(752,957)	(260,411)	(542,593)	(1,037,787)

2,949,265	3,014,094	2,672,122	3,731,594	2,077,511	2,182,679	3,385,259

24,874,224	15,509,839	9,947,698	13,138,569	6,320,319	12,674,955	8,246,754

15,669,772	14,779,687	3,433,636	1,254,618	1,458,377	1,962,293	(6,035,921)
0	0	(914,242)	0	(225,502)	0	(189,491)

15,669,772	14,779,687	2,519,394	1,254,618	1,232,875	1,962,293	(6,225,412)

21,619,176	5,724,664	(12,413,228)	(5,830,830)	(1,641,890)	5,762,582	14,125,941
0	0	(97,838)	0	141,662	0	99,127

21,619,176	5,724,664	(12,511,066)	(5,830,830)	(1,500,228)	5,762,582	14,225,068

37,288,948	20,504,351	(9,991,672)	(4,576,212)	(267,353)	7,724,875	7,999,656

$62,163,172	$36,014,190	$(43,974)	$8,562,357	$6,052,966	$20,399,830	$16,246,410

$13,811	$ 1,125	$24,288	$0	$0	$5,693	$2,085

120 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Adjustable Rate Government Fund
	Six Months Ended
	February 28, 2011		Period Ended			Year Ended
	(Unaudited)		August 31, 2010[1,4]			June 30, 2010[1]

Operations
Net investment income		$8,822,459			$1,501,588			$25,450,430
Net realized gains (losses) on investments		1,331,267			(292,046)			(3,093,869)
Net change in unrealized gains (losses) on investments		1,088,980			3,865,296			17,278,087

Net increase (decrease) in net assets resulting from operations		11,242,706			5,074,838			39,634,648

Distributions to shareholders from
Net investment income
Class A		(3,572,048)			(698,943)			(6,369,704)
Class B		(302,636)			(40,807)			(973,655)
Class C		(2,360,942)			(263,192)			(5,349,907)
Administrator Class		(122,622)			(2)[2]			NA
Institutional Class		(5,657,753)			(923,652)			(10,690,455)
Investor Class		NA			NA			NA
Class IS		NA			(22,445)[3]			(1,785,757)[3]
Net realized gains
Class A		0			0			0
Class B		0			0			0
Class C		0			0			0
Administrator Class		0			0			NA
Institutional Class		0			0			0
Investor Class		NA			NA			NA
Tax basis return of capital
Class A		0			(586,005)			0
Class B		0			(89,730)			0
Class C		0			(602,199)			0
Administrator Class		0			(17)[2]			NA
Institutional Class		0			(647,437)			0
Class IS		NA			(24,106)[3]			0 [3]

Total distributions to shareholders		(12,016,001)			(3,898,535)			(25,169,478)

	Shares		Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	5,936,906	54,180,292	10,197,215		92,820,729	8,566,046		77,448,644
Class B	50,397	459,878	42,635		388,252	407,714		3,690,785
Class C	1,147,181	10,460,617	433,076		3,944,669	5,763,362		52,055,708
Administrator Class	3,845,097	35,046,172	1,098	[2]	10,000 [2]	NA		NA
Institutional Class	25,995,999	237,019,749	2,059,324		18,749,802	16,810,431		151,753,234
Investor Class	NA	NA	NA		NA	NA		NA
Class IS	NA	NA	17,569	[3]	159,822 [3]	6,538,429	[3]	59,085,949 [3]

		337,166,708			116,073,274			344,034,320

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of the predecessor fund.

2.	Class commenced operations on July 30, 2010.

3.	Class IS shares of the predecessor fund became Class A shares on July 9, 2010.

4.	For the two months ended August 31, 2010. The Fund changed it fiscal year end from June 30 to August 31, effective August 31, 2010.

5.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

6.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of the predecessor fund.

7.	For the four months ended August 31, 2010. The Fund changed it fiscal year end from April 30 to August 31, effective August 31, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 121

Government Securities Fund
Six Months Ended
February 28, 2011		Period Ended		Year Ended
(Unaudited)		August 31, 2010[5]		May 31, 2010

	$27,166,587		$12,022,843		$54,153,414
	4,841,084		23,639,406		29,153,062
	(66,925,868)		35,209,410		41,176,717

	(34,918,197)		70,871,659		124,483,193

	(4,450,936)		(2,030,682)		(6,761,002)
	(112,124)		(42,144)		(114,792)
	(664,752)		(285,456)		(808,579)
	(7,409,456)		(2,591,947)		(10,610,339)
	(10,229,763)		(4,387,095)		(16,819,803)
	(13,490,116)		(8,154,884)		(40,846,068)
	NA		NA		NA

	0		0		(1,450,271)
	0		0		(29,370)
	0		0		(213,094)
	0		0		(2,179,594)
	0		0		(3,366,996)
	0		0		(8,880,648)

	0		0		0
	0		0		0
	0		0		0
	0		0		0
	0		0		0
	0		0		0

	(36,357,147)		(17,492,208)		(92,080,556)

Shares		Shares		Shares

974,502	10,731,646	698,050	7,700,712	2,602,285	28,085,253
30,495	337,719	25,394	281,713	25,530	277,343
1,225,391	13,528,450	967,239	10,658,325	1,867,110	20,145,978
39,452,909	433,225,644	1,132,261	12,498,258	6,911,593	74,516,912
28,951,742	318,977,075	8,381,508	92,515,803	27,058,437	290,991,422
16,116,075	178,542,062	13,663,414	151,659,143	37,872,311	408,694,424
NA	NA	NA	NA	NA	NA

	955,342,596		275,313,954		822,711,332

122 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Adjustable Rate Government Fund
	Six Months Ended
	February 28, 2011		Period Ended		Year Ended
	(Unaudited)		August 31, 2010[1,4]		June 30, 2010[1]
	Shares		Shares		Shares
Capital share transactions (continued)
Reinvestment of distributions
Class A	264,692	$2,415,039	96,564	$880,197	526,502	$4,757,512
Class B	26,588	242,642	11,561	105,379	83,847	757,112
Class C	158,742	1,448,441	57,77 [2]	526,590	355,022	3,207,123
Administrator Class	9,315	84,857	22	19 [2]	NA	NA
Institutional Class	457,414	4,173,144	128,680	1,172,892	995,372	8,992,430
Investor Class	NA	NA	NA	NA	NA	NA
Class IS	NA	NA	2,878 [3]	26,187 [3]	112,637 [3]	1,017,230 [3]

		8,364,123		2,711,264		18,731,407

Automatic conversion of Class B shares to
Class A shares
Class A	1,289,729	11,751,765	3,910	35,619	2,290,373	20,633,196
Class B	(1,289,729)	(11,751,765)	(3,910)	(35,619)	(2,290,373)	(20,633,196)

		0		0		0

Payment for shares redeemed
Class A	(14,454,994)	(131,794,333)	(1,384,057)	(12,605,917)	(12,412,473)	(112,251,110)
Class B	(1,004,859)	(9,164,331)	(296,097)	(2,696,903)	(2,503,912)	(22,601,521)
Class C	(3,927,401)	(35,817,179)	(1,550,116)	(14,119,460)	(7,810,985)	(70,616,418)
Administrator Class	(1,043,279)	(9,508,342)	0 [2]	0 [2]	NA	NA
Institutional Class	(5,174,640)	(47,212,087)	(4,537,034)	(41,310,927)	(28,820,129)	(260,452,273)
Investor Class	NA	NA	NA	NA	NA	NA
Class IS	NA	NA	(8,573,766)[3]	(78,029,844)[3]	(7,594,500)[3]	(68,517,204)[3]

		(233,496,272)		(148,763,051)		(534,438,526)

Net asset value of shares issued in acquisition
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Administrator Class	0	0	0	0	NA	NA

		0		0		0

Net increase (decrease) in net assets resulting from capital share transactions		112,034,559		(29,978,513)		(171,672,799)

Total increase (decrease) in net assets		111,261,264		(28,802,210)		(157,207,629)

Net assets
Beginning of period		1,112,036,951		1,140,839,161		1,298,046,790

End of period		$1,223,298,215		$1,112,036,951		$1,140,839,161

Undistributed (overdistributed) net investment income		$(3,947,877)		$(754,335)		$(316,903)

Please see footnotes on p. 120
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 123

Government Securities Fund
Six Months Ended
February 28, 2011		Period Ended		Year Ended
(Unaudited)		August 31, 2010[5]		May 31, 2010
Shares		Shares		Shares

328,306	$3,606,277	151,162	$1,677,332	659,509	$7,125,621
7,699	84,516	2,829	31,435	10,163	109,783
22,952	252,021	10,618	117,797	38,621	417,334
370,900	4,071,810	158,303	1,756,344	688,149	7,435,162
785,287	8,610,170	380,844	4,218,365	1,800,225	19,438,725
964,042	10,595,108	568,558	6,304,005	3,386,367	36,619,138
NA	NA	NA	NA	NA	NA

	27,219,902		14,105,278		71,145,763

0	0	0	0	0	0
0	0	0	0	0	0

	0		0		0

(4,167,886)	(45,728,169)	(1,116,797)	(12,350,092)	(4,154,955)	(44,757,026)
(219,584)	(2,408,754)	(113,096)	(1,248,001)	(332,363)	(3,583,267)
(1,081,452)	(11,829,608)	(220,274)	(2,432,520)	(733,989)	(7,911,545)
(14,000,165)	(154,986,647)	(2,685,843)	(29,612,992)	(10,121,647)	(109,121,743)
(12,684,933)	(139,365,485)	(3,678,164)	(40,660,745)	(15,552,878)	(167,371,951)
(54,535,575)	(599,934,979)	(5,552,173)	(61,238,832)	(53,231,926)	(573,331,903)
NA	NA	NA	NA	NA	NA

	(954,253,642)		(147,543,182)		(906,077,435)

0	0	13,499,701	148,433,073	0	0
0	0	916,693	10,077,426	0	0
0	0	1,373,961	15,105,301	0	0
0	0	11,846,766	130,240,357	0	0

	0		303,856,157		0

	28,308,856		445,732,207		(12,220,340)

	(42,966,488)		499,111,658		20,182,297

	2,442,551,221		1,943,439,563		1,923,257,266

	$2,399,584,733		$2,442,551,221		$1,943,439,563

	$(7,063,376)		$2,127,184		$2,295,537

124 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	High Income Fund
	Six Months Ended
	February 28, 2011		Period Ended			Year Ended
	(Unaudited)		August 31, 2010[5]			May 31, 2010

Operations
Net investment income		$24,874,224			$12,255,680		$46,764,839
Net realized gains (losses) on investments		15,669,772			5,677,151		24,728,623
Net change in unrealized gains (losses) on investments		21,619,176			15,369,829		20,678,729

Net increase in net assets resulting from operations		62,163,172			33,302,660		92,172,191

Distributions to shareholders from
Net investment income
Class A		(4,260,439)			(2,133,188)		(8,508,474)
Class B		(142,846)			(88,989)		(498,630)
Class C		(982,374)			(419,368)		(1,233,407)
Administrator Class		(336,196)			(64)[2]		NA
Institutional Class		(7,687,787)			(3,875,092)		(13,243,110)
Investor Class		(11,466,668)			(5,738,980)		(21,945,498)

Total distributions to shareholders		(24,876,310)			(12,255,681)		(45,429,119)

	Shares		Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	3,487,048	25,684,268	1,915,004		13,560,508	7,778,665	52,187,135
Class B	52,903	389,899	34,109		243,756	68,701	454,719
Class C	505,517	3,729,059	267,282		1,901,718	1,235,348	8,343,168
Administrator Class	2,549,425	18,971,813	1,383	[2]	10,000 [2]	NA	NA
Institutional Class	4,710,613	35,089,157	1,883,341		13,354,028	12,354,025	84,710,622
Investor Class	7,923,294	58,563,062	6,155,788		43,502,002	21,013,793	141,843,540

		142,427,258			72,572,012		287,539,184

Reinvestment of distributions
Class A	456,713	3,378,248	237,007		1,680,802	927,717	6,636,744
Class B	14,132	104,399	9,018		64,035	49,694	339,101
Class C	79,001	584,289	36,422		258,491	114,708	788,949
Administrator Class	37,872	284,287	9	[2]	63 [2]	NA	NA
Institutional Class	399,531	2,983,338	198,266		1,417,962	611,498	4,241,277
Investor Class	1,267,630	9,413,504	661,403		4,705,383	2,570,640	17,725,631

		16,748,065			8,126,736		29,731,702

Automatic conversion of Class B shares to
Class A shares
Class A	0	0	0		0	0	0
Class B	0	0	0		0	0	0

		0			0		0

Please see footnotes on p. 120
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 125

High Yield Bond Fund
Six Months Ended
February 28, 2011		Period Ended		Year Ended
(Unaudited)		August 31, 2010[6,7]		April 30, 2010[6]

	$15,509,839		$12,320,618		$44,800,943
	14,779,687		13,769,788		23,156,775
	5,724,664		(23,470,632)		105,876,883

	36,014,190		2,619,774		173,834,601

	(9,490,436)		(7,119,862)		(24,421,838)
	(1,380,891)		(1,194,108)		(5,000,781)
	(3,123,684)		(2,410,914)		(8,301,271)
	(1,451,884)		(1,666,126)		(8,882,317)
	NA		NA		NA
	NA		NA		NA

	(15,446,895)		(12,391,010)		(46,606,207)

Shares		Shares		Shares

12,154,210	37,961,984	11,619,655	35,007,357	30,900,058	87,633,417
243,803	763,988	258,205	779,993	1,103,168	3,026,709
2,142,183	6,694,672	1,637,374	4,955,735	5,060,013	14,201,909
4,903,113	15,274,939	1,214,446	3,673,727	21,029,397	58,592,547
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

	60,695,583		44,416,812		163,454,582

1,952,450	6,113,515	1,541,410	4,655,199	5,369,113	15,262,406
260,198	814,312	222,277	670,890	954,113	2,694,997
534,836	1,674,784	421,761	1,273,115	1,535,148	4,360,623
327,291	1,024,968	298,307	898,434	2,051,739	5,855,835
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

	9,627,579		7,497,638		28,173,861

1,692,896	5,323,947	20,227	60,912	2,729,350	7,448,983
(1,692,896)	(5,323,947)	(20,227)	(60,912)	(2,729,350)	(7,448,983)

	0		0		0

126 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	High Income Fund
	Six Months Ended
	February 28, 2011		Period Ended		Year Ended
	(Unaudited)		August 31, 2010[5]		May 31, 2010
	Shares		Shares		Shares
Capital share transactions (continued)
Payment for shares redeemed
Class A	(5,189,400)	$(38,282,236)	(2,164,331)	$(15,220,149)	(10,935,120)	$(74,974,066)
Class B	(294,361)	(2,168,471)	(408,070)	(2,891,982)	(702,770)	(4,878,806)
Class C	(534,551)	(3,968,692)	(127,492)	(895,601)	(799,006)	(5,392,700)
Administrator Class	(230,272)	(1,719,453)	0 [2]	0 [2]	NA	NA
Institutional Class	(3,029,007)	(22,582,236)	(1,973,883)	(14,009,836)	(4,287,782)	(29,733,128)
Investor Class	(9,510,187)	(70,408,723)	(3,267,964)	(22,999,942)	(18,492,669)	(126,969,482)

		(139,129,811)		(56,017,510)		(241,948,182)

Net asset value of shares issued in acquisition
Class A	0	0	3,071,927	21,557,556	0	0
Class B	0	0	467,649	3,280,940	0	0
Class C	0	0	1,383,214	9,706,960	0	0

				34,545,456		0

Net increase (decrease) in net assets resulting from capital share transactions		20,045,512		59,226,694		75,322,704

Total increase (decrease) in net assets		57,332,374		80,273,673		122,065,776

Net assets
Beginning of period		679,697,298		599,423,625		477,357,849

End of period		$737,029,672		$679,697,298		$599,423,625

Undistributed net investment income		$62,786		$64,872		$64,879

Please see footnotes on p. 120
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 127

High Yield Bond Fund
Six Months Ended
February 28, 2011		Period Ended		Year Ended
(Unaudited)		August 31, 2010[6,7]		April 30, 2010[6]
Shares		Shares		Shares

(16,466,959)	$(51,469,110)	(15,223,009)	$(45,883,599)	(35,736,328)	$(100,694,398)
(2,353,827)	(7,368,126)	(1,269,119)	(3,835,081)	(6,366,309)	(17,921,034)
(3,058,013)	(9,564,872)	(2,122,278)	(6,413,907)	(5,187,832)	(14,786,558)
(10,298,885)	(32,125,372)	(15,747,872)	(47,213,497)	(21,760,550)	(62,487,634)
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

	(100,527,480)		(103,346,084)		(195,889,624)

0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0

	0		0		0

	(30,204,318)		(51,431,634)		(4,261,181)

	(9,637,023)		(61,202,870)		122,967,213

	485,378,084		546,580,954		423,613,741

	$475,741,061		$485,378,084		$546,580,954

	$367,044		$304,100		$79,610

128 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Income Plus Fund
	Six Months Ended
	February 28, 2011		Period Ended			Year Ended
	(Unaudited)		August 31, 2010[5]			May 31, 2010
Operations
Net investment income		$9,947,698			$4,275,227		$14,053,206
Net realized gains (losses) on investments		2,519,394			8,482,970		12,157,105
Net change in unrealized gains (losses) on investments		(12,511,066)			12,363,919		20,288,063

Net increase (decrease) in net assets resulting from operations		(43,974)			25,122,116		46,498,374

Distributions to shareholders from
Net investment income
Class A		(4,341,748)			(1,940,505)		(4,996,943)
Class B		(72,296)			(28,465)		(97,473)
Class C		(389,348)			(175,248)		(384,597)
Administrator Class		(25,771)			(34)[2]		NA
Institutional Class		(2,708,736)			(1,408,167)		(4,852,567)
Investor Class		(3,153,783)			(1,992,383)		(7,940,932)
Net realized gains
Class A		(2,570,217)			0		0
Class B		(55,169)			0		0
Class C		(300,817)			0		0
Administrator Class		(24,938)			0		NA
Institutional Class		(1,471,629)			0		0
Investor Class		(1,899,529)			0		0

Total distributions to shareholders		(17,013,981)			(5,544,802)		(18,272,512)

	Shares		Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	3,593,408	42,425,377	2,255,480		26,597,124	5,623,196	63,580,509
Class B	35,945	427,547	35,679		425,122	16,887	193,083
Class C	330,338	3,917,969	216,138		2,563,910	657,154	7,473,984
Administrator Class	226,082	2,688,282	8422		10,0002	NA	NA
Institutional Class	497,714	5,912,491	668,801		7,957,692	1,119,295	12,579,375
Investor Class	914,651	10,837,882	564,319		6,676,335	2,016,704	22,868,076

		66,209,548			44,230,183		106,695,027

Reinvestment of distributions
Class A	491,216	5,775,779	140,221		1,658,273	401,593	4,550,976
Class B	8,145	95,865	1,755		20,849	6,058	68,311
Class C	37,316	438,257	9,331		110,351	27,598	313,439
Administrator Class	1,947	22,760	3	[2]	34 [2]	NA	NA
Institutional Class	322,467	3,792,674	113,078		1,335,238	418,954	4,742,874
Investor Class	380,246	4,471,910	147,155		1,736,233	610,508	6,909,401

		14,597,245			4,860,978		16,585,001

Please see footnotes on p. 120
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 129

Short Duration Government Bond Fund
Six Months Ended
February 28, 2011		Period Ended		Year Ended
(Unaudited)		August 31, 2010[5]		May 31, 2010

	$13,138,569		$6,662,660		$21,413,882
	1,254,618		7,274,426		21,208,180
	(5,830,830)		1,904,473		(3,244,429)

	8,562,357		15,841,559		39,377,633

	(2,406,555)		(1,130,660)		(4,105,618)
	(14,558)		(7,227)		(63,800)
	(731,717)		(314,208)		(822,761)
	(4,803,232)		(3,456,821)		(13,054,434)
	(10,665,187)		(4,072,001)		(11,897,351)
	NA		NA		NA

	(1,462,163)		0		0
	(12,267)		0		0
	(645,874)		0		0
	(2,149,193)		0		0
	(6,350,800)		0		0
	NA		NA		NA

	(29,241,546)		(8,980,917)		(29,943,964)

Shares		Shares		Shares

4,273,635	44,497,600	2,838,669	29,637,521	13,311,056	137,941,039
32,105	335,482	27,366	286,297	20,325	211,761
1,350,015	14,092,977	897,481	9,386,887	5,111,405	53,157,160
5,843,809	60,876,879	4,461,421	46,625,847	28,446,841	295,858,335
34,857,579	364,139,773	11,335,035	118,440,895	46,504,821	483,062,432
NA	NA	NA	NA	NA	NA

	483,942,711		204,377,447		970,230,727

298,207	3,091,874	84,300	881,661	290,414	3,015,805
2,430	25,198	664	6,955	5,347	55,498
107,726	1,117,557	22,803	238,852	59,180	615,846
544,235	5,661,346	275,423	2,882,942	1,041,715	10,829,409
1,539,077	15,968,755	380,008	3,978,003	1,119,189	11,640,638
NA	NA	NA	NA	NA	NA

	25,864,730		7,988,413		26,157,196

130 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Income Plus Fund
	Six Months Ended
	February 28, 2011		Period Ended		Year Ended
	(Unaudited)		August 31, 2010[5]		May 31, 2010

	Shares		Shares		Shares
Capital share transactions (continued)
Payment for shares redeemed
Class A	(3,353,847)	$(39,601,364)	(1,205,904)	$(14,251,698)	(3,556,303)	$(40,237,141)
Class B	(129,698)	(1,537,042)	(59,163)	(699,455)	(228,226)	(2,574,563)
Class C	(355,852)	(4,207,505)	(74,026)	(874,624)	(100,553)	(1,139,506)
Administrator Class	(18,269)	(212,607)	0 [2]	0 [2]	NA	NA
Institutional Class	(443,141)	(5,235,758)	(775,214)	(9,159,312)	(885,343)	(9,866,443)
Investor Class	(1,961,982)	(23,174,711)	(456,784)	(5,390,183)	(2,730,542)	(30,921,744)

		(73,968,987)		(30,375,272)		(84,739,397)

Net asset value of shares issued in acquisition
Class A	0	0	9,336,899	109,431,454	0	0
Class B	0	0	374,320	4,393,788	0	0
Class C	0	0	1,116,775	13,088,682	0	0
Institutional Class	0	0	2,579,580	30,232,082	0	0

		0		157,146,006		0

Net increase in net assets resulting from capital share transactions		6,837,806		175,861,895		38,540,631

Total increase (decrease) in net assets		(10,220,149)		195,439,209		66,766,493

Net assets
Beginning of period		642,908,458		447,469,249		380,702,756

End of period		$632,688,309		$642,908,458		$447,469,249

Undistributed (overdistributed) net investment income		$(275,308)		$468,676		$886,352

Please see footnotes on p. 120
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 131

Short Duration Government Bond Fund
Six Months Ended
February 28, 2011		Period Ended		Year Ended
(Unaudited)		August 31, 2010[5]		May 31, 2010

Shares		Shares		Shares

(5,461,093)	$(56,871,646)	(1,169,844)	$(12,216,732)	(8,203,871)	$(85,153,962)
(46,402)	(483,994)	(49,127)	(513,689)	(320,254)	(3,327,232)
(1,291,251)	(13,408,219)	(337,333)	(3,528,780)	(619,148)	(6,438,983)
(23,152,798)	(242,089,797)	(11,681,872)	(122,274,510)	(15,554,123)	(161,676,157)
(16,731,097)	(174,236,048)	(4,089,895)	(42,787,847)	(24,694,224)	(256,621,537)
NA	NA	NA	NA	NA	NA

	(487,089,704)		(181,321,558)		(513,217,871)

0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0

	0		0		0

	22,717,737		31,044,302		483,170,052

	2,038,548		37,904,944		492,603,721

	1,263,259,640		1,225,354,696		732,750,975

	$1,265,298,188		$1,263,259,640		$1,225,354,696

	$(5,129,916)		$352,764		$337,990

132 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Short-Term Bond Fund
	Six Months Ended
	February 28, 2011		Period Ended		Year Ended
	(Unaudited)		August 31, 2010[5]		May 31, 2010

Operations
Net investment income		$6,320,319		$3,360,275		$11,995,028
Net realized gains (losses) on investments		1,232,875		1,125,877		1,101,260
Net change in unrealized gains (losses) on investments		(1,500,228)		4,459,586		19,222,079

Net increase in net assets resulting from operations		6,052,966		8,945,738		32,318,367

Distributions to shareholders from
Net investment income
Class A		(487,741)		(251,008)		(718,733)
Class C		(98,869)		(44,072)		(101,073)
Administrator Class		NA		NA		NA
Institutional Class		(3,394,703)		(1,839,221)		(4,513,491)
Investor Class		(2,575,673)		(1,449,844)		(7,704,244)

Total distributions to shareholders		(6,556,986)		(3,584,145)		(13,037,541)

	Shares		Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,132,773	18,619,905	1,138,976	9,891,184	3,964,770	33,969,510
Class C	446,148	3,894,717	401,850	3,493,480	1,209,285	10,342,145
Administrator Class	NA	NA	NA	NA	NA	NA
Institutional Class	7,144,324	62,514,083	1,583,205	13,760,471	25,278,351	218,054,661
Investor Class	1,600,955	13,987,777	913,080	7,934,611	4,872,720	41,594,778

		99,016,482		35,079,746		303,961,094

Reinvestment of distributions
Class A	50,336	440,129	23,928	208,293	72,263	617,318
Class C	9,342	81,622	4,276	37,203	9,793	83,903
Administrator Class	NA	NA	NA	NA	NA	NA
Institutional Class	208,704	1,826,308	106,760	929,923	382,720	3,272,530
Investor Class	254,608	2,225,267	143,427	1,247,799	779,821	6,640,496

		4,573,326		2,423,218		10,614,247

Payment for shares redeemed
Class A	(1,445,230)	(12,618,533)	(546,215)	(4,752,586)	(1,258,962)	(10,739,325)
Class C	(219,171)	(1,913,257)	(45,016)	(391,402)	(87,635)	(752,435)
Administrator Class	NA	NA	NA	NA	NA	NA
Institutional Class	(9,344,744)	(81,752,078)	(1,230,671)	(10,699,248)	(2,161,500)	(18,650,943)
Investor Class	(3,565,654)	(31,138,712)	(1,426,228)	(12,379,276)	(5,190,195)	(44,236,299)

		(127,422,580)		(28,222,512)		(74,379,002)

Net increase (decrease) in net assets resulting from capital share transactions		(23,832,772)		9,280,452		240,196,339

Total increase (decrease) in net assets		(24,336,792)		14,642,045		259,447,165

Net assets
Beginning of period		620,245,424		605,603,379		346,126,214

End of period		$595,908,632		$620,245,424		$605,603,379

Undistributed (overdistributed) net investment income		$(31,686)		$204,981		$204,980

Please see footnotes on p. 120
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 133

Short-Term High Yield Bond Fund
Six Months Ended
February 28, 2011		Period Ended			Year Ended
(Unaudited)		August 31, 2010[5]			May 31, 2010

	$12,674,955			$5,372,630		$18,323,189
	1,962,293			1,821,442		5,778,167
	5,762,582			3,217,254		2,668,645

	20,399,830			10,411,326		26,770,001

	(4,721,499)			(2,884,789)		(8,624,075)
	(890,042)			(378,134)		(1,109,276)
	(2,642,148)			(119)[2]		NA
	NA			NA		NA
	(4,472,832)			(2,147,607)		(8,081,899)

	(12,726,521)			(5,410,649)		(17,815,250)

Shares		Shares			Shares

8,099,069	66,995,994	4,560,426		37,127,596	24,314,932	196,369,572
2,442,293	20,220,311	611,822		4,984,562	3,248,677	26,178,090
26,308,139	217,567,448	7,331	[2]	60,000 [2]	NA	NA
NA	NA	NA		NA	NA	NA
9,326,485	77,146,474	3,565,779		29,068,077	16,992,594	136,939,782

	381,930,227			71,240,235		359,487,444

441,100	3,650,760	223,474		1,821,949	876,682	7,093,558
71,456	591,567	31,233		254,624	92,944	753,888
108,457	898,241	5	[2]	39 [2]	NA	NA
NA	NA	NA		NA	NA	NA
428,072	3,542,012	211,114		1,721,259	761,858	6,162,193

	8,682,580			3,797,871		14,009,639

(15,395,432)	(127,282,522)	(2,278,334)		(18,528,047)	(13,009,840)	(105,253,532)
(651,044)	(5,384,489)	(317,107)		(2,581,595)	(681,266)	(5,515,025)
(1,832,761)	(15,173,537)	0	[2]	0 [2]	NA	NA
NA	NA	NA		NA	NA	NA
(9,021,144)	(74,568,375)	(2,531,358)		(20,551,597)	(13,720,091)	(110,587,564)

	(222,408,923)			(41,661,239)		(221,356,121)

	168,203,884			33,376,867		152,140,962

	175,877,193			38,377,544		161,095,713

	449,810,035			411,432,491		250,336,778

	$625,687,228			$449,810,035		$411,432,491

	$(55,825)			$(4,259)		$33,091

134 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Ultra Short-Term Income Fund
	Six Months Ended
	February 28, 2011		Period Ended		Year Ended
	(Unaudited)		August 31, 2010[5]		May 31, 2010

Operations
Net investment income		$8,246,754		$4,493,817		$15,604,390
Net realized losses on investments		(6,225,412)		(4,207,364)		(9,736,503)
Net change in unrealized gains (losses) on investments		14,225,068		9,539,033		45,934,602

Net increase in net assets resulting from operations		16,246,410		9,825,486		51,802,489

Distributions to shareholders from
Net investment income
Class A		(1,271,492)		(807,763)		(2,461,875)
Class C		(68,469)		(50,394)		(186,102)
Administrator Class		(1,158,325)		(654,640)		(1,930,925)
Institutional Class		(3,370,278)		(1,390,997)		(2,237,594)
Investor Class		(2,969,616)		(2,026,086)		(10,602,398)

Total distributions to shareholders		(8,838,180)		(4,929,880)		(17,418,894)

	Shares		Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	8,738,071	74,847,633	8,176,958	69,456,054	28,367,509	238,185,440
Class C	330,362	2,826,295	255,678	2,172,988	1,632,288	13,579,244
Administrator Class	8,103,875	69,129,698	5,483,615	46,430,837	9,556,172	79,407,119
Institutional Class	40,928,628	350,138,905	12,422,604	105,465,064	30,817,603	260,364,390
Investor Class	9,026,243	77,315,038	3,944,201	33,507,265	15,316,811	128,243,426

		574,257,569		257,032,208		719,779,619

Reinvestment of distributions
Class A	118,915	1,018,276	83,151	706,604	257,089	2,160,187
Class C	6,660	57,030	4,880	41,463	18,307	153,381
Administrator Class	123,339	1,052,204	72,191	611,364	197,008	1,639,015
Institutional Class	235,020	2,012,295	85,650	727,371	163,501	1,371,300
Investor Class	313,297	2,683,373	215,021	1,827,835	1,161,736	9,692,279

		6,823,178		3,914,637		15,016,162

Please see footnotes on p. 120
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 135

	Ultra Short-Term Income Fund
	Six Months Ended
	February 28, 2011		Period Ended		Year Ended
	(Unaudited)		August 31, 2010[5]		May 31, 2010
	Shares		Shares		Shares

Capital Share transactions (continued)
Payment for shares redeemed
Class A	(12,232,342)	$(104,666,558)	(6,459,551)	$(54,858,480)	(15,956,760)	$(134,913,912)
Class C	(528,232)	(4,520,505)	(286,169)	(2,431,086)	(296,600)	(2,497,606)
Administrator Class	(17,983,870)	(153,452,216)	(1,365,312)	(11,552,536)	(7,341,677)	(61,196,498)
Institutional Class	(17,330,014)	(148,358,973)	(5,150,365)	(43,731,255)	(11,173,875)	(94,519,924)
Investor Class	(12,076,133)	(103,425,266)	(6,368,955)	(54,092,204)	(15,628,588)	(130,664,972)

		(514,423,518)		(166,665,561)		(423,792,912)

Net asset value of shares issued in acquisition
Class A	0	0	4,557,046	38,657,865	0	0
Class C	0	0	569,677	4,832,448	0	0
Administrator Class	0	0	10,233,395	86,499,948	0	0

		0		129,990,261		0

Net increase in net assets resulting from capital share transactions		66,657,229		224,271,545		311,002,869

Total increase in net assets		74,065,459		229,167,151		345,386,464

Net assets
Beginning of period		1,133,395,124		904,227,973		558,841,509

End of period		$1,207,460,583		$1,133,395,124		$904,227,973

Undistributed (overdistributed) net investment income		$(572,127)		$19,299		$19,297

136 Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Adjustable Rate Government Fund[3]
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$9.12	0.07		0.02	(0.10)	0.00
July 1, 2010 to August 31, 2010[4]	$9.11	0.02		0.02	(0.01)	0.00
July 1, 2009 to June 30, 2010	$9.00	0.20		0.11	(0.20)	0.00
July 1, 2008 to June 30, 2009	$9.15	0.32		(0.14)	(0.33)	0.00
July 1, 2007 to June 30, 2008	$9.21	0.44	[5]	(0.05)	(0.45)	0.00
July 1, 2006 to June 30, 2007	$9.23	0.38		0.02	(0.42)	0.00
July 1, 2005 to June 30, 2006	$9.34	0.29	[5]	(0.05)	(0.31)	0.00
Class B
September 1, 2010 to February 28, 2011 (Unaudited)	$9.12	0.04	[5]	0.03	(0.07)	0.00
July 1, 2010 to August 31, 2010[4]	$9.11	0.00	[8]	0.03	(0.00)	0.00
July 1, 2009 to June 30, 2010	$9.00	0.13	[5]	0.11	(0.13)	0.00
July 1, 2008 to June 30, 2009	$9.15	0.26	[5]	(0.14)	(0.27)	0.00
July 1, 2007 to June 30, 2008	$9.21	0.37	[5]	(0.05)	(0.38)	0.00
July 1, 2006 to June 30, 2007	$9.23	0.32	[5]	0.01	(0.35)	0.00
July 1, 2005 to June 30, 2006	$9.34	0.23	[5]	(0.06)	(0.24)	0.00
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$9.12	0.04		0.03	(0.07)	0.00
July 1, 2010 to August 31, 2010[4]	$9.11	0.00	[8]	0.03	(0.00)	0.00
July 1, 2009 to June 30, 2010	$9.00	0.14		0.10	(0.13)	0.00
July 1, 2008 to June 30, 2009	$9.15	0.25		(0.13)	(0.27)	0.00
July 1, 2007 to June 30, 2008	$9.21	0.37	[5]	(0.05)	(0.38)	0.00
July 1, 2006 to June 30, 2007	$9.23	0.32	[5]	0.01	(0.35)	0.00
July 1, 2005 to June 30, 2006	$9.34	0.23	[5]	(0.06)	(0.24)	0.00
Administrator Class
September 1, 2010 to February 28, 2011 (Unaudited)	$9.12	0.10		0.00	(0.11)	0.00
July 30, 2010[6] to August 31, 2010	$9.11	0.02		0.01	(0.00)	0.00
Institutional Class
September 1, 2010 to February 28, 2011 (Unaudited)	$9.12	0.08		0.03	(0.11)	0.00
July 1, 2010 to August 31, 2010[4]	$9.11	0.02		0.03	(0.02)	0.00
July 1, 2009 to June 30, 2010	$9.00	0.23		0.10	(0.22)	0.00
July 1, 2008 to June 30, 2009	$9.15	0.35		(0.14)	(0.36)	0.00
July 1, 2007 to June 30, 2008	$9.21	0.46		(0.05)	(0.47)	0.00
July 1, 2006 to June 30, 2007	$9.23	0.41		0.02	(0.45)	0.00
July 1, 2005 to June 30, 2006	$9.34	0.32	[5]	(0.05)	(0.34)	0.00

Government Securities Fund
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$11.16	0.12		(0.28)	(0.16)	0.00
June 1, 2010 to August 31, 2010[9]	$10.89	0.06	[5]	0.30	(0.09)	0.00
June 1, 2009 to May 31, 2010	$10.71	0.29		0.39	(0.41)	(0.09)
June 1, 2008 to May 31, 2009[10]	$10.45	0.39	[5]	0.34	(0.44)	(0.03)
June 1, 2007 to May 31, 2008	$10.22	0.48		0.25	(0.50)	0.00
June 1, 2006 to May 31, 2007	$10.15	0.48		0.09	(0.50)	0.00
June 1, 2005 to May 31, 2006	$10.77	0.43		(0.51)	(0.48)	(0.06)
Class B
September 1, 2010 to February 28, 2011 (Unaudited)	$11.16	0.07		(0.27)	(0.12)	0.00
June 1, 2010 to August 31, 2010[9]	$10.89	0.04	[5]	0.30	(0.07)	0.00
June 1, 2009 to May 31, 2010	$10.70	0.24	[5]	0.37	(0.33)	(0.09)
July 18, 2008[6] to May 31, 2009	$10.32	0.27	[5]	0.45	(0.31)	(0.03)
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$11.16	0.08		(0.28)	(0.12)	0.00
June 1, 2010 to August 31, 2010[9]	$10.89	0.04	[5]	0.30	(0.07)	0.00
June 1, 2009 to May 31, 2010	$10.70	0.23		0.38	(0.33)	(0.09)
June 1, 2008 to May 31, 2009	$10.45	0.30	[5]	0.35	(0.37)	(0.03)
June 1, 2007 to May 31, 2008	$10.22	0.39		0.25	(0.41)	0.00
June 1, 2006 to May 31, 2007	$10.15	0.40		0.09	(0.42)	0.00
June 1, 2005 to May 31, 2006	$10.77	0.35		(0.50)	(0.41)	(0.06)
Please see footnotes on p. 148
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds 137

Distributions	Ending
from	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Return	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
of Capital	Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$9.11	1.67%	0.89%	0.74%	0.99%	10%	$289,723
(0.02)[5]	$9.12	1.18%	0.88%	0.74%	0.49%	0%	$353,453
0.00	$9.11	2.27%	0.73%	0.73%	3.51%	14%	$271,853
0.00	$9.00	3.61%	0.73%	0.73%	2.09%	41%	$277,862
0.00	$9.15	4.74%	0.98%[7]	0.94%[7]	4.30%	39%	$270,482
0.00	$9.21	4.18%	1.11%[7]	1.07%[7]	4.42%	29%	$311,031
(0.04)[5]	$9.23	3.13%	0.93%[7]	0.91%[7]	2.61%	16%	$486,223

0.00	$9.12	0.93%	1.64%	1.49%	0.72%	10%	$29,982
(0.02)[5]	$9.12	0.24%	1.62%	1.49%	0.36%	0%	$50,229
0.00	$9.11	1.55%	1.48%	1.48%	2.73%	14%	$52,414
0.00	$9.00	2.95%	1.48%	1.48%	1.33%	41%	$90,520
0.00	$9.15	3.99%	1.70%[7]	1.70%[7]	3.53%	39%	$183,596
0.00	$9.21	3.45%	1.81%[7]	1.81%[7]	3.65%	29%	$274,387
(0.04)[5]	$9.23	2.45%	1.64%[7]	1.63%[7]	1.90%	16%	$401,063

0.00	$9.12	0.91%	1.64%	1.49%	0.72%	10%	$316,144
(0.02)[5]	$9.12	0.23%	1.62%	1.51%	0.36%	0%	$340,278
0.00	$9.11	1.52%	1.48%	1.48%	2.73%	14%	$349,562
0.00	$9.00	2.88%	1.48%	1.48%	1.33%	41%	$360,607
0.00	$9.15	3.99%	1.70%[7]	1.70%[7]	3.53%	39%	$395,703
0.00	$9.21	3.45%	1.81%[7]	1.81%[7]	3.65%	29%	$497,661
(0.04)[5]	$9.23	2.43%	1.63%[7]	1.62%[7]	1.90%	16%	$736,772

0.00	$9.11	1.65%	0.82%	0.60%	1.06%	10%	$25,632
(0.02)[5]	$9.12	2.01%	0.90%	0.62%	0.31%	0%	$10

0.00	$9.12	1.91%	0.56%	0.49%	1.22%	10%	$561,817
(0.02)[5]	$9.12	1.21%	0.55%	0.49%	0.53%	0%	$368,066
0.00	$9.11	2.52%	0.48%	0.48%	3.76%	14%	$389,075
0.00	$9.00	3.91%	0.48%	0.48%	2.35%	41%	$483,565
0.00	$9.15	4.98%	0.70%[7]	0.70%[7]	4.57%	39%	$890,857
0.00	$9.21	4.47%	0.80%[7]	0.80%[7]	4.69%	29%	$1,361,685
(0.04)[5]	$9.23	3.46%	0.64%[7]	0.63%[7]	2.92%	16%	$1,548,974

0.00	$10.84	2.15%	0.84%	0.84%	(1.45)%	149%	$286,375
0.00	$11.16	2.10%	0.86%	0.86%	3.29%	89%	$326,800
0.00	$10.89	2.71%	0.89%	0.89%	6.48%	194%	$174,781
0.00	$10.71	3.65%	0.90%	0.90%	7.17%	368%	$181,342
0.00	$10.45	4.54%	1.03%	0.90%	7.21%	263%	$71,233
0.00	$10.22	4.64%	1.06%	0.92%	5.71%	159%	$59,760
0.00	$10.15	4.14%	1.05%	0.95%	(0.74)%	207%	$60,242

0.00	$10.84	1.40%	1.59%	1.59%	(1.82)%	149%	$9,199
0.00	$11.16	1.29%	1.60%	1.60%	3.10%	89%	$11,495
0.00	$10.89	2.09%	1.63%	1.63%	5.80%	194%	$2,159
0.00	$10.70	2.94%	1.65%	1.65%	7.00%	368%	$5,297

0.00	$10.84	1.40%	1.59%	1.59%	(1.82)%	149%	$59,682
0.00	$11.16	1.35%	1.61%	1.61%	3.09%	89%	$59,580
0.00	$10.89	1.89%	1.64%	1.64%	5.78%	194%	$34,927
0.00	$10.70	2.78%	1.63%	1.63%	6.28%	368%	$21,783
0.00	$10.45	3.69%	1.77%	1.70%	6.36%	263%	$2,595
0.00	$10.22	3.87%	1.81%	1.70%	4.89%	159%	$1,335
0.00	$10.15	3.39%	1.80%	1.70%	(1.48)%	207%	$1,370

138 Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Government Securities Fund (continued)
Administrator Class
September 1, 2010 to February 28, 2011 (Unaudited)	$11.16	0.13		(0.28)	(0.17)	0.00
June 1, 2010 to August 31, 2010[9]	$10.89	0.06	[5]	0.30	(0.09)	0.00
June 1, 2009 to May 31, 2010	$10.70	0.32		0.39	(0.43)	(0.09)
June 1, 2008 to May 31, 2009	$10.45	0.41	[5]	0.34	(0.47)	(0.03)
June 1, 2007 to May 31, 2008	$10.22	0.49		0.26	(0.52)	0.00
June 1, 2006 to May 31, 2007	$10.15	0.50		0.09	(0.52)	0.00
June 1, 2005 to May 31, 2006	$10.77	0.48		(0.53)	(0.51)	(0.06)
Institutional Class
September 1, 2010 to February 28, 2011 (Unaudited)	$11.15	0.14		(0.28)	(0.18)	0.00
June 1, 2010 to August 31, 2010[9]	$10.88	0.07	[5]	0.30	(0.10)	0.00
June 1, 2009 to May 31, 2010	$10.70	0.32	[5]	0.41	(0.46)	(0.09)
June 1, 2008 to May 31, 2009	$10.44	0.44	[5]	0.34	(0.49)	(0.03)
June 1, 2007 to May 31, 2008	$10.21	0.52		0.25	(0.54)	0.00
June 1, 2006 to May 31, 2007	$10.14	0.54		0.08	(0.55)	0.00
June 1, 2005 to May 31, 2006	$10.77	0.49		(0.53)	(0.53)	(0.06)
Investor Class
September 1, 2010 to February 28, 2011 (Unaudited)	$11.17	0.11		(0.27)	(0.16)	0.00
June 1, 2010 to August 31, 2010[9]	$10.90	0.06	[5]	0.30	(0.09)	0.00
June 1, 2009 to May 31, 2010	$10.71	0.29		0.40	(0.41)	(0.09)
June 1, 2008 to May 31, 2009	$10.46	0.39	[5]	0.33	(0.44)	(0.03)
June 1, 2007 to May 31, 2008	$10.22	0.47		0.26	(0.49)	0.00
June 1, 2006 to May 31, 2007	$10.16	0.47		0.09	(0.50)	0.00
June 1, 2005 to May 31, 2006	$10.77	0.42		(0.49)	(0.48)	(0.06)

High Income Fund
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$7.14	0.25		0.38	(0.25)	0.00
June 1, 2010 to August 31, 2010[9]	$6.90	0.13		0.24	(0.13)	0.00
June 1, 2009 to May 31, 2010	$6.35	0.53		0.54	(0.52)	0.00
June 1, 2008 to May 31, 2009[10]	$7.25	0.50		(0.90)	(0.50)	0.00
June 1, 2007 to May 31, 2008	$7.89	0.53		(0.64)	(0.53)	0.00
June 1, 2006 to May 31, 2007	$7.63	0.55		0.26	(0.55)	0.00
June 1, 2005 to May 31, 2006	$7.63	0.53		0.02	(0.55)	0.00
Class B
September 1, 2010 to February 28, 2011 (Unaudited)	$7.13	0.23		0.39	(0.23)	0.00
June 1, 2010 to August 31, 2010[9]	$6.90	0.12		0.23	(0.12)	0.00
June 1, 2009 to May 31, 2010	$6.35	0.48		0.54	(0.47)	0.00
July 18, 2008[6] to May 31, 2009	$6.99	0.39		(0.64)	(0.39)	0.00
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$7.14	0.23		0.38	(0.23)	0.00
June 1, 2010 to August 31, 2010[9]	$6.90	0.12		0.24	(0.12)	0.00
June 1, 2009 to May 31, 2010	$6.35	0.48		0.54	(0.47)	0.00
July 18, 2008[6] to May 31, 2009	$6.99	0.39		(0.64)	(0.39)	0.00
Administrator Class
September 1, 2010 to February 28, 2011 (Unaudited)	$7.20	0.26		0.39	(0.26)	0.00
July 30, 2010[6] to August 31, 2010	$7.23	0.04		(0.02)	(0.05)	0.00
Institutional Class
September 1, 2010 to February 28, 2011 (Unaudited)	$7.20	0.27		0.39	(0.27)	0.00
June 1, 2010 to August 31, 2010[9]	$6.96	0.14		0.24	(0.14)	0.00
June 1, 2009 to May 31, 2010	$6.40	0.57		0.54	(0.55)	0.00
June 1, 2008 to May 31, 2009	$7.31	0.53		(0.91)	(0.53)	0.00
June 1, 2007 to May 31, 2008	$7.96	0.56		(0.65)	(0.56)	0.00
June 1, 2006 to May 31, 2007	$7.70	0.59		0.26	(0.59)	0.00
June 1, 2005 to May 31, 2006	$7.69	0.45		0.13	(0.58)	0.00
Please see footnotes on p. 148
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds 139

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

$10.84	2.37%	0.77%	0.64%	(1.35)%	149%	$635,800
$11.16	2.30%	0.79%	0.67%	3.34%	89%	$366,430
$10.89	2.90%	0.81%	0.70%	6.78%	194%	$243,760
$10.70	3.86%	0.81%	0.70%	7.28%	368%	$266,579
$10.45	4.72%	0.85%	0.70%	7.42%	263%	$123,993
$10.22	4.87%	0.88%	0.70%	5.94%	159%	$117,347
$10.15	4.50%	0.88%	0.70%	(0.49)%	207%	$102,434

$10.83	2.55%	0.52%	0.48%	(1.28)%	149%	$701,383
$11.15	2.52%	0.52%	0.48%	3.39%	89%	$531,890
$10.88	3.06%	0.54%	0.48%	6.92%	194%	$463,726
$10.70	4.14%	0.56%	0.48%	7.62%	368%	$313,486
$10.44	4.96%	0.59%	0.48%	7.66%	263%	$326,015
$10.21	5.08%	0.61%	0.48%	6.17%	159%	$236,424
$10.14	4.60%	0.60%	0.48%	(0.37)%	207%	$85,056

$10.85	2.11%	0.87%	0.87%	(1.46)%	149%	$707,147
$11.17	2.10%	0.90%	0.90%	3.28%	89%	$1,146,356
$10.90	2.66%	0.94%	0.94%	6.53%	194%	$1,024,088
$10.71	3.65%	0.94%	0.94%	7.02%	368%	$1,134,770
$10.46	4.48%	1.16%	0.95%	7.26%	263%	$869,009
$10.22	4.59%	1.23%	0.97%	5.55%	159%	$733,191
$10.16	4.06%	1.22%	1.02%	(0.71)%	207%	$836,567

$7.52	6.96%	1.00%	0.90%	9.00%	41%	$122,109
$7.14	7.52%	1.00%	0.90%	5.44%	11%	$124,730
$6.90	7.86%	1.03%	0.90%	17.20%	77%	$99,515
$6.35	8.13%	1.05%	0.89%	(5.07)%	52%	$105,678
$7.25	7.04%	1.19%	0.86%	(1.40)%	53%	$10,471
$7.89	7.07%	1.16%	0.86%	10.96%	82%	$115,254
$7.63	6.39%	1.17%	0.87%	7.34%	98%	$113,433

$7.52	6.21%	1.75%	1.65%	8.75%	41%	$4,037
$7.13	6.66%	1.75%	1.65%	5.10%	11%	$5,451
$6.90	7.17%	1.78%	1.65%	16.33%	77%	$4,564
$6.35	7.35%	1.79%	1.65%	(3.11)%	52%	$7,908

$7.52	6.21%	1.75%	1.65%	8.60%	41%	$32,348
$7.14	6.75%	1.75%	1.65%	5.25%	11%	$30,332
$6.90	7.04%	1.78%	1.65%	16.33%	77%	$18,573
$6.35	7.29%	1.79%	1.65%	(3.12)%	52%	$13,460

$7.59	7.10%	0.95%	0.80%	9.15%	41%	$17,896
$7.20	7.78%	0.99%	0.84%	0.22%	11%	$10

$7.59	7.36%	0.67%	0.50%	9.31%	41%	$223,611
$7.20	7.94%	0.67%	0.50%	5.52%	11%	$197,158
$6.96	8.18%	0.68%	0.50%	17.76%	77%	$189,936
$6.40	8.42%	0.70%	0.50%	(4.75)%	52%	$119,004
$7.31	8.15%	0.80%	0.48%	(1.06)%	53%	$90,200
$7.96	7.53%	0.75%	0.43%	11.39%	82%	$242
$7.70	5.83%	0.77%	0.43%	7.96%	98%	$3,208

140 Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

High Income Fund (continued)
Investor Class
September 1, 2010 to February 28, 2011 (Unaudited)	$7.16	0.25		0.39	(0.25)	0.00
June 1, 2010 to August 31, 2010[9]	$6.93	0.13		0.23	(0.13)	0.00
June 1, 2009 to May 31, 2010	$6.37	0.53		0.55	(0.52)	0.00
June 1, 2008 to May 31, 2009	$7.28	0.50		(0.91)	(0.50)	0.00
June 1, 2007 to May 31, 2008	$7.92	0.53		(0.64)	(0.53)	0.00
June 1, 2006 to May 31, 2007	$7.66	0.55		0.26	(0.55)	0.00
June 1, 2005 to May 31, 2006	$7.66	0.41		0.14	(0.55)	0.00

High Yield Bond Fund[13]
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$3.05	0.10		0.13	(0.10)	0.00
May 1, 2010 to August 31, 2010[11]	$3.10	0.08		(0.05)	(0.08)	0.00
May 1, 2009 to April 30, 2010	$2.39	0.25		0.72	(0.26)	0.00
May 1, 2008 to April 30, 2009	$3.13	0.27		(0.76)	(0.25)	0.00
May 1, 2007 to April 30, 2008	$3.40	0.25		(0.28)	(0.24)	0.00
May 1, 2006 to April 30, 2007	$3.31	0.24	[5]	0.09	(0.24)	0.00
May 1, 2005 to April 30, 2006	$3.32	0.23		0.00	(0.24)	0.00
Class B
September 1, 2010 to February 28, 2011 (Unaudited)	$3.05	0.08		0.14	(0.09)	0.00
May 1, 2010 to August 31, 2010[11]	$3.10	0.07		(0.05)	(0.07)	0.00
May 1, 2009 to April 30, 2010	$2.39	0.22		0.73	(0.24)	0.00
May 1, 2008 to April 30, 2009	$3.13	0.25	[5]	(0.76)	(0.23)	0.00
May 1, 2007 to April 30, 2008	$3.40	0.22		(0.28)	(0.21)	0.00
May 1, 2006 to April 30, 2007	$3.31	0.21	[5]	0.09	(0.21)	0.00
May 1, 2005 to April 30, 2006	$3.32	0.21	[5]	(0.01)[12]	(0.21)	0.00
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$3.05	0.09		0.13	(0.09)	0.00
May 1, 2010 to August 31, 2010[11]	$3.10	0.07		(0.05)	(0.07)	0.00
May 1, 2009 to April 30, 2010	$2.39	0.23		0.72	(0.24)	0.00
May 1, 2008 to April 30, 2009	$3.13	0.25		(0.76)	(0.23)	0.00
May 1, 2007 to April 30, 2008	$3.40	0.22		(0.28)	(0.21)	0.00
May 1, 2006 to April 30, 2007	$3.31	0.21	[5]	0.09	(0.21)	0.00
May 1, 2005 to April 30, 2006	$3.32	0.21		(0.01)[12]	(0.21)	0.00
Administrator Class
September 1, 2010 to February 28, 2011 (Unaudited)	$3.05	0.11		0.13	(0.11)	0.00
May 1, 2010 to August 31, 2010[11]	$3.10	0.08		(0.05)	(0.08)	0.00
May 1, 2009 to April 30, 2010	$2.39	0.26		0.72	(0.27)	0.00
May 1, 2008 to April 30, 2009	$3.13	0.28	[5]	(0.76)	(0.26)	0.00
May 1, 2007 to April 30, 2008	$3.40	0.26		(0.29)	(0.24)	0.00
May 1, 2006 to April 30, 2007	$3.31	0.25	[5]	0.09	(0.25)	0.00
May 1, 2005 to April 30, 2006	$3.32	0.24		0.00	(0.25)	0.00

Income Plus Fund
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$12.00	0.18	[5]	(0.19)	(0.22)	(0.09)
June 1, 2010 to August 31, 2010[9]	$11.59	0.09	[5]	0.44	(0.12)	0.00
June 1, 2009 to May 31, 2010	$10.82	0.37	[5]	0.88	(0.48)	0.00
June 1, 2008 to May 31, 2009	$10.70	0.42	[5]	0.15	(0.45)	0.00
June 1, 2007 to May 31, 2008	$10.65	0.48	[5]	0.08	(0.51)	0.00
June 1, 2006 to May 31, 2007	$10.49	0.53	[5]	0.19	(0.56)	0.00
June 1, 2005 to May 31, 2006	$10.99	0.47	[5]	(0.37)	(0.60)	0.00
Please see footnotes on p. 148
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds 141

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

$7.55	6.93%	1.03%	0.93%	9.11%	41%	$337,028
$7.16	7.49%	1.04%	0.94%	5.27%	11%	$322,015
$6.93	7.76%	1.07%	0.95%	17.28%	77%	$286,836
$6.37	7.95%	1.10%	0.92%	(5.20)%	52%	$231,308
$7.28	7.08%	1.33%	0.86%	(1.35)%	53%	$179,909
$7.92	7.07%	1.33%	0.86%	10.95%	82%	$230,287
$7.66	5.41%	1.34%	0.86%	7.36%	98%	$208,482

$3.18	6.64%	1.04%	1.03%	7.72%	41%	$291,139
$3.05	7.70%	1.06%	1.05%	0.99%	46%	$281,044
$3.10	8.96%	1.14%	1.13%	42.27%	129%	$292,039
$2.39	10.60%	1.22%	1.08%	(15.50)%	119%	$217,199
$3.13	7.82%	1.12%	1.07%	(0.92)%	110%	$270,758
$3.40	7.19%	1.10%	1.06%	10.35%	48%	$335,411
$3.31	6.95%	1.05%	1.04%	7.01%	67%	$388,523

$3.18	5.89%	1.79%	1.78%	7.33%	41%	$41,602
$3.05	6.98%	1.81%	1.81%	0.74%	46%	$50,671
$3.10	8.29%	1.89%	1.88%	41.23%	129%	$54,017
$2.39	9.70%	1.97%	1.83%	(16.13)%	119%	$58,429
$3.13	7.06%	1.82%	1.82%	(1.65)%	110%	$108,327
$3.40	6.46%	1.80%	1.80%	9.55%	48%	$150,609
$3.31	6.25%	1.75%	1.75%	6.27%	67%	$176,663

$3.18	5.89%	1.79%	1.78%	7.33%	41%	$108,303
$3.05	6.97%	1.81%	1.81%	0.74%	46%	$104,954
$3.10	8.21%	1.89%	1.88%	41.23%	129%	$106,886
$2.39	9.79%	1.97%	1.83%	(16.13)%	119%	$78,995
$3.13	7.06%	1.82%	1.82%	(1.65)%	110%	$118,638
$3.40	6.46%	1.80%	1.80%	9.55%	48%	$161,941
$3.31	6.25%	1.75%	1.75%	6.27%	67%	$201,975

$3.18	6.86%	0.97%	0.80%	7.85%	41%	$34,697
$3.05	7.95%	0.87%	0.81%	1.07%	46%	$48,709
$3.10	9.17%	0.89%	0.88%	42.62%	129%	$93,639
$2.39	11.89%	0.94%	0.80%	(15.28)%	119%	$68,991
$3.13	8.05%	0.82%	0.82%	(0.66)%	110%	$25,729
$3.40	7.42%	0.80%	0.80%	10.65%	48%	$27,147
$3.31	7.23%	0.75%	0.75%	7.33%	67%	$50,365

$11.68	3.12%	0.87%	0.87%	(0.03)%	120%	$262,876
$12.00	3.07%	0.91%	0.88%	4.62%	84%	$261,227
$11.59	3.29%	1.03%	0.90%	11.74%	187%	$130,382
$10.82	4.01%	1.05%	0.90%	5.52%	455%	$94,938
$10.70	4.50%	1.35%	1.00%	5.37%	245%	$43,481
$10.65	4.96%	1.34%	1.00%	7.04%	205%	$37,526
$10.49	4.38%	1.29%	1.00%	0.97%	171%	$38,995

142 Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Income Plus Fund (continued)
Class B
September 1, 2010 to February 28, 2011 (Unaudited)	$12.01	0.14	[5]	(0.18)	(0.18)	(0.09)
June 1, 2010 to August 31, 2010[9]	$11.61	0.07	[5]	0.43	(0.10)	0.00
June 1, 2009 to May 31, 2010	$10.82	0.29	[5]	0.89	(0.39)	0.00
June 1, 2008 to May 31, 2009	$10.70	0.35	[5]	0.14	(0.37)	0.00
June 1, 2007 to May 31, 2008	$10.65	0.40	[5]	0.08	(0.43)	0.00
June 1, 2006 to May 31, 2007	$10.49	0.35	[5]	0.29	(0.48)	0.00
June 1, 2005 to May 31, 2006	$10.99	0.39	[5]	(0.37)	(0.52)	0.00
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$12.00	0.14	[5]	(0.19)	(0.18)	(0.09)
June 1, 2010 to August 31, 2010[9]	$11.59	0.07	[5]	0.44	(0.10)	0.00
June 1, 2009 to May 31, 2010	$10.82	0.29	[5]	0.88	(0.40)	0.00
June 1, 2008 to May 31, 2009	$10.69	0.35	[5]	0.15	(0.37)	0.00
June 1, 2007 to May 31, 2008	$10.65	0.40	[5]	0.07	(0.43)	0.00
June 1, 2006 to May 31, 2007	$10.49	0.43	[5]	0.21	(0.48)	0.00
June 1, 2005 to May 31, 2006	$10.99	0.39	[5]	(0.37)	(0.52)	0.00
Administrator Class
September 1, 2010 to February 28, 2011 (Unaudited)	$12.00	0.19	[5]	(0.20)	(0.23)	(0.09)
July 30, 2010[6] to August 31, 2010	$11.87	0.03	[5]	0.14	(0.04)	0.00
Institutional Class
September 1, 2010 to February 28, 2011 (Unaudited)	$12.00	0.20	[5]	(0.19)	(0.24)	(0.09)
June 1, 2010 to August 31, 2010[9]	$11.60	0.10	[5]	0.43	(0.13)	0.00
June 1, 2009 to May 31, 2010	$10.82	0.41	[5]	0.88	(0.51)	0.00
June 1, 2008[6] to May 31, 2009	$10.51	0.39	[5]	0.36	(0.44)	0.00
Investor Class
September 1, 2010 to February 28, 2011 (Unaudited)	$12.00	0.18	[5]	(0.19)	(0.22)	(0.09)
June 1, 2010 to August 31, 2010[9]	$11.60	0.09	[5]	0.43	(0.12)	0.00
June 1, 2009 to May 31, 2010	$10.82	0.37	[5]	0.88	(0.47)	0.00
June 1, 2008[6] to May 31, 2009	$10.51	0.36	[5]	0.36	(0.41)	0.00

Short Duration Government Bond Fund
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$10.47	0.09		(0.03)	(0.14)	(0.09)
June 1, 2010 to August 31, 2010	$10.41	0.05		0.08	(0.07)	0.00
June 1, 2009 to May 31, 2010[9]	$10.30	0.19	[5]	0.20	(0.28)	0.00
June 1, 2008 to May 31, 2009	$10.01	0.37		0.32	(0.40)	0.00
June 1, 2007 to May 31, 2008	$9.85	0.40		0.18	(0.42)	0.00
June 1, 2006 to May 31, 2007	$9.81	0.39		0.06	(0.41)	0.00
June 1, 2005 to May 31, 2006	$10.01	0.33	[5]	(0.18)	(0.35)	0.00
Class B
September 1, 2010 to February 28, 2011 (Unaudited)	$10.48	0.06		(0.04)	(0.10)	(0.09)
June 1, 2010 to August 31, 2010[9]	$10.42	0.03		0.08	(0.05)	0.00
June 1, 2009 to May 31, 2010	$10.31	0.14	[5]	0.18	(0.21)	0.00
June 1, 2008 to May 31, 2009	$10.01	0.30		0.32	(0.32)	0.00
June 1, 2007 to May 31, 2008	$9.86	0.33		0.16	(0.34)	0.00
June 1, 2006 to May 31, 2007	$9.81	0.33		0.06	(0.34)	0.00
June 1, 2005 to May 31, 2006	$10.02	0.25	[5]	(0.19)	(0.27)	0.00
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$10.48	0.06		(0.04)	(0.10)	(0.09)
June 1, 2010 to August 31, 2010[9]	$10.43	0.03		0.07	(0.05)	0.00
June 1, 2009 to May 31, 2010	$10.32	0.11	[5]	0.20	(0.20)	0.00
June 1, 2008 to May 31, 2009	$10.02	0.34		0.28	(0.32)	0.00
June 1, 2007 to May 31, 2008	$9.87	0.31		0.18	(0.34)	0.00
June 1, 2006 to May 31, 2007	$9.82	0.30		0.09	(0.34)	0.00
June 1, 2005 to May 31, 2006	$10.03	0.25	[5]	(0.19)	(0.27)	0.00
Please see footnotes on p. 148
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds 143

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

$11.70	2.36%	1.62%	1.62%	(0.33)%	120%	$4,977
$12.01	2.33%	1.65%	1.62%	4.31%	84%	$6,140
$11.61	2.54%	1.78%	1.65%	11.04%	187%	$1,839
$10.82	3.30%	1.80%	1.65%	4.69%	455%	$3,937
$10.70	3.75%	2.10%	1.75%	4.58%	245%	$7,067
$10.65	4.24%	2.09%	1.75%	6.24%	205%	$10,682
$10.49	3.61%	2.04%	1.75%	0.21%	171%	$14,833

$11.68	2.37%	1.62%	1.62%	(0.40)%	120%	$29,593
$12.00	2.32%	1.66%	1.63%	4.42%	84%	$30,253
$11.59	2.53%	1.78%	1.65%	10.93%	187%	$14,533
$10.82	3.32%	1.80%	1.65%	4.85%	455%	$7,242
$10.69	3.75%	2.10%	1.75%	4.50%	245%	$4,870
$10.65	4.23%	2.09%	1.75%	6.24%	205%	$4,633
$10.49	3.63%	2.04%	1.75%	0.21%	171%	$5,581

$11.67	3.40%	0.80%	0.75%	(0.02)%	120%	$2,459
$12.00	3.31%	0.86%	0.86%	1.43%	84%	$10

$11.68	3.45%	0.54%	0.54%	0.14%	120%	$147,625
$12.00	3.36%	0.59%	0.56%	4.71%	84%	$147,102
$11.60	3.58%	0.68%	0.61%	12.06%	187%	$112,163
$10.82	4.29%	0.69%	0.61%	7.29%	455%	$97,574

$11.68	3.09%	0.90%	0.90%	(0.05)%	120%	$185,158
$12.00	3.00%	0.97%	0.92%	4.52%	84%	$198,176
$11.60	3.25%	1.07%	0.94%	11.79%	187%	$188,551
$10.82	3.94%	1.08%	0.94%	6.99%	455%	$177,010

$10.30	1.85%	0.87%	0.83%	0.56%	278%	$169,845
$10.47	1.85%	0.86%	0.84%	1.23%	135%	$181,951
$10.41	1.86%	0.88%	0.85%	3.85%	501%	$162,737
$10.30	3.61%	0.94%	0.85%	7.05%	277%	$105,430
$10.01	4.02%	1.11%	0.85%	5.95%	210%	$66,495
$9.85	4.04%	1.10%	0.85%	4.69%	493%	$77,602
$9.81	3.30%	1.08%	0.85%	1.51%	316%	$77,886

$10.31	1.10%	1.62%	1.58%	0.19%	278%	$1,401
$10.48	1.07%	1.62%	1.59%	1.04%	135%	$1,548
$10.42	1.30%	1.66%	1.60%	3.08%	501%	$1,760
$10.31	2.90%	1.69%	1.60%	6.36%	277%	$4,779
$10.01	3.29%	1.86%	1.60%	5.06%	210%	$7,260
$9.86	3.29%	1.85%	1.60%	4.01%	493%	$12,230
$9.81	2.55%	1.83%	1.60%	0.66%	316%	$18,338

$10.31	1.10%	1.62%	1.58%	0.19%	278%	$72,673
$10.48	1.10%	1.62%	1.59%	0.94%	135%	$72,124
$10.43	1.01%	1.65%	1.60%	3.06%	501%	$65,664
$10.32	2.82%	1.69%	1.60%	6.34%	277%	$18,009
$10.02	3.28%	1.86%	1.60%	5.06%	210%	$7,087
$9.87	3.29%	1.85%	1.60%	4.01%	493%	$8,440
$9.82	2.54%	1.83%	1.60%	0.66%	316%	$11,540

144 Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Short Duration Government Bond Fund (continued)
Administrator Class
September 1, 2010 to February 28, 2011 (Unaudited)	$10.48	0.11	[5]	(0.04)	(0.15)	(0.09)
June 1, 2010 to August 31, 2010[9]	$10.42	0.05		0.08	(0.07)	0.00
June 1, 2009 to May 31, 2010	$10.32	0.22	[5]	0.19	(0.31)	0.00
June 1, 2008 to May 31, 2009	$10.02	0.39		0.33	(0.42)	0.00
June 1, 2007 to May 31, 2008	$9.86	0.42		0.18	(0.44)	0.00
June 1, 2006 to May 31, 2007	$9.82	0.42		0.06	(0.44)	0.00
June 1, 2005 to May 31, 2006	$10.03	0.35	[5]	(0.19)	(0.37)	0.00
Institutional Class
September 1, 2010 to February 28, 2011 (Unaudited)	$10.48	0.12		(0.04)	(0.16)	(0.09)
June 1, 2010 to August 31, 2010[9]	$10.43	0.06		0.07	(0.08)	0.00
June 1, 2009 to May 31, 2010	$10.32	0.31	[5]	0.13	(0.33)	0.00
June 1, 2008 to May 31, 2009	$10.02	0.41		0.33	(0.44)	0.00
June 1, 2007 to May 31, 2008	$9.86	0.44		0.18	(0.46)	0.00
June 1, 2006 to May 31, 2007	$9.82	0.44		0.06	(0.46)	0.00
June 1, 2005 to May 31, 2006	$10.03	0.38	[5]	(0.20)	(0.39)	0.00

Short-Term Bond Fund
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$8.73	0.08		0.01	(0.09)	0.00
June 1, 2010 to August 31, 2010[9]	$8.66	0.05		0.07	(0.05)	0.00
June 1, 2009 to May 31, 2010	$8.23	0.23		0.46	(0.26)	0.00
June 1, 2008 to May 31, 2009[10]	$8.38	0.32		(0.15)	(0.32)	0.00
June 1, 2007 to May 31, 2008	$8.49	0.40		(0.11)	(0.40)	0.00
June 1, 2006 to May 31, 2007	$8.47	0.40		0.03	(0.41)	0.00
June 1, 2005 to May 31, 2006	$8.62	0.35		(0.13)	(0.37)	0.00
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$8.73	0.05		0.00	(0.06)	0.00
June 1, 2010 to August 31, 2010[9]	$8.65	0.03		0.08	(0.03)	0.00
June 1, 2009 to May 31, 2010	$8.22	0.16		0.46	(0.19)	0.00
June 1, 2008 to May 31, 2009	$8.37	0.26		(0.15)	(0.26)	0.00
March 31, 2008[6] to May 31, 2008	$8.45	0.05		(0.08)	(0.05)	0.00
Institutional Class
September 1, 2010 to February 28, 2011 (Unaudited)	$8.74	0.10		(0.01)	(0.10)	0.00
June 1, 2010 to August 31, 2010[9]	$8.66	0.06		0.08	(0.06)	0.00
June 1, 2009 to May 31, 2010	$8.24	0.25		0.45	(0.28)	0.00
June 1, 2008 to May 31, 2009	$8.39	0.35		(0.15)	(0.35)	0.00
June 1, 2007 to May 31, 2008	$8.49	0.43		(0.10)	(0.43)	0.00
June 1, 2006 to May 31, 2007	$8.48	0.44		0.01	(0.44)	0.00
June 1, 2005 to May 31, 2006	$8.63	0.39		(0.14)	(0.40)	0.00
Investor Class
September 1, 2010 to February 28, 2011 (Unaudited)	$8.73	0.08		0.00	(0.09)	0.00
June 1, 2010 to August 31, 2010[9]	$8.66	0.05		0.07	(0.05)	0.00
June 1, 2009 to May 31, 2010	$8.23	0.23		0.45	(0.25)	0.00
June 1, 2008 to May 31, 2009	$8.38	0.32		(0.15)	(0.32)	0.00
June 1, 2007 to May 31, 2008	$8.48	0.40		(0.10)	(0.40)	0.00
June 1, 2006 to May 31, 2007	$8.47	0.40		0.02	(0.41)	0.00
June 1, 2005 to May 31, 2006	$8.62	0.35		(0.13)	(0.37)	0.00

Short-Term High Yield Bond Fund
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$8.18	0.20		0.13	(0.20)	0.00
June 1, 2010 to August 31, 2010[9]	$8.09	0.11		0.09	(0.11)	0.00
June 1, 2009 to May 31, 2010	$7.82	0.45		0.26	(0.44)	0.00
June 1, 2008 to May 31, 2009	$8.31	0.40		(0.49)	(0.40)	0.00
June 1, 2007 to May 31, 2008	$8.54	0.47		(0.23)	(0.47)	0.00
June 1, 2006 to May 31, 2007	$8.49	0.49		0.05	(0.49)	0.00
June 1, 2005 to May 31, 2006	$8.51	0.43		(0.02)	(0.43)	0.00
Please see footnotes on p. 148
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds 145

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

$10.31	2.06%	0.79%	0.60%	0.67%	278%	$255,520
$10.48	2.06%	0.79%	0.60%	1.29%	135%	$435,363
$10.42	2.13%	0.80%	0.60%	4.01%	501%	$505,432
$10.32	3.89%	0.84%	0.60%	7.42%	277%	$356,409
$10.02	4.26%	0.93%	0.60%	6.21%	210%	$246,592
$9.86	4.28%	0.92%	0.60%	4.95%	493%	$310,530
$9.82	3.55%	0.90%	0.60%	1.67%	316%	$401,837

$10.31	2.27%	0.54%	0.42%	0.76%	278%	$765,860
$10.48	2.27%	0.53%	0.42%	1.24%	135%	$572,274
$10.43	2.98%	0.55%	0.42%	4.30%	501%	$489,762
$10.32	4.02%	0.59%	0.42%	7.61%	277%	$248,124
$10.02	4.42%	0.67%	0.42%	6.40%	210%	$87,784
$9.86	4.48%	0.65%	0.42%	5.13%	493%	$55,973
$9.82	3.89%	0.63%	0.42%	1.85%	316%	$27,172

$8.73	1.95%	0.89%	0.80%	1.01%	30%	$53,524
$8.73	2.05%	0.89%	0.80%	1.37%	11%	$47,121
$8.66	2.64%	0.93%	0.80%	8.43%	45%	$41,369
$8.23	3.86%	0.95%	0.80%	2.14%	50%	$16,456
$8.38	4.69%	1.09%	0.81%	3.50%	47%	$11,904
$8.49	4.77%	1.10%	0.85%	5.18%	38%	$6,938
$8.47	4.14%	1.09%	0.85%	2.60%	28%	$6,035

$8.72	1.20%	1.64%	1.55%	0.52%	30%	$16,347
$8.73	1.28%	1.65%	1.55%	1.29%	11%	$14,299
$8.65	1.70%	1.68%	1.55%	7.61%	45%	$11,050
$8.22	2.72%	1.67%	1.53%	1.35%	50%	$1,199
$8.37	3.56%	1.85%	1.58%	(0.37)%	47%	$10

$8.73	2.27%	0.56%	0.48%	1.05%	30%	$274,442
$8.74	2.38%	0.56%	0.48%	1.57%	11%	$292,080
$8.66	2.84%	0.58%	0.48%	8.65%	45%	$285,559
$8.24	4.22%	0.59%	0.48%	2.47%	50%	$77,900
$8.39	5.08%	0.64%	0.48%	3.97%	47%	$87,101
$8.49	5.14%	0.65%	0.48%	5.45%	38%	$80,153
$8.48	4.54%	0.64%	0.48%	2.98%	28%	$66,350

$8.72	1.92%	0.92%	0.83%	0.88%	30%	$251,596
$8.73	2.02%	0.94%	0.84%	1.36%	11%	$266,746
$8.66	2.73%	0.99%	0.85%	8.38%	45%	$267,625
$8.23	3.87%	0.99%	0.85%	2.09%	50%	$250,572
$8.38	4.70%	1.23%	0.87%	3.57%	47%	$268,790
$8.48	4.71%	1.27%	0.90%	5.01%	38%	$299,346
$8.47	4.10%	1.26%	0.90%	2.55%	28%	$396,633

$8.31	4.97%	1.00%	0.81%	4.13%	19%	$182,443
$8.18	5.14%	1.01%	0.81%	2.43%	15%	$235,754
$8.09	5.50%	1.03%	0.81%	9.17%	40%	$212,688
$7.82	5.27%	1.08%	0.81%	(0.89)%	46%	$110,451
$8.31	5.70%	1.20%	0.86%	2.98%	59%	$15,781
$8.54	5.70%	1.22%	0.86%	6.48%	50%	$22,076
$8.49	5.05%	1.20%	0.95%	4.94%	60%	$30,637

146 Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gains (Losses)	Investment	from Net
	Share	Income	on Investments	Income	Realized Gains

Short-Term High Yield Bond Fund (continued)
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$8.18	0.17	0.13	(0.17)	0.00
June 1, 2010 to August 31, 2010[9]	$8.09	0.09	0.09	(0.09)	0.00
June 1, 2009 to May 31, 2010	$7.82	0.38	0.26	(0.37)	0.00
June 1, 2008 to May 31, 2009	$8.31	0.34	(0.49)	(0.34)	0.00
March 31, 2008[6] to May 31, 2008	$8.22	0.06	0.09	(0.06)	0.00
Administrator Class
September 1, 2010 to February 28, 2011 (Unaudited)	$8.18	0.21	0.13	(0.21)	0.00
July 30, 2010[6] to August 31, 2010	$8.18	0.035	0.00 [5]	(0.03)	0.00
Investor Class
September 1, 2010 to February 28, 2011 (Unaudited)	$8.18	0.20	0.13	(0.20)	0.00
June 1, 2010 to August 31, 2010[9]	$8.09	0.11	0.08	(0.10)	0.00
June 1, 2009 to May 31, 2010	$7.82	0.44	0.26	(0.43)	0.00
June 1, 2008 to May 31, 2009	$8.31	0.40	(0.49)	(0.40)	0.00
June 1, 2007 to May 31, 2008	$8.54	0.47	(0.23)	(0.47)	0.00
June 1, 2006 to May 31, 2007	$8.49	0.49	0.05	(0.49)	0.00
June 1, 2005 to May 31, 2006	$8.52	0.44	(0.03)	(0.44)	0.00

Ultra Short-Term Income Fund
Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$8.52	0.06	0.05	(0.06)	0.00
June 1, 2010 to August 31, 2010[9]	$8.48	0.04	0.04	(0.04)	0.00
June 1, 2009 to May 31, 2010	$8.03	0.17	0.48	(0.20)	0.00
June 1, 2008 to May 31, 200910	$8.71	0.31	(0.68)	(0.31)	0.00
June 1, 2007 to May 31, 2008	$9.09	0.43	(0.37)	(0.44)	0.00
June 1, 2006 to May 31, 2007	$9.12	0.47	(0.02)	(0.48)	0.00
June 1, 2005 to May 31, 2006	$9.17	0.39	(0.02)	(0.42)	0.00
Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$8.52	0.02	0.06	(0.03)	0.00
June 1, 2010 to August 31, 2010[9]	$8.48	0.02	0.04	(0.02)	0.00
June 1, 2009 to May 31, 2010	$8.03	0.12	0.47	(0.14)	0.00
July 18, 20086 to May 31, 2009	$8.57	0.21	(0.54)	(0.21)	0.00
Administrator Class
September 1, 2010 to February 28, 2011 (Unaudited)	$8.48	0.06	0.07	(0.07)	0.00
June 1, 2010 to August 31, 2010[9]	$8.45	0.04	0.03	(0.04)	0.00
June 1, 2009 to May 31, 2010	$8.00	0.19	0.46	(0.20)	0.00
June 1, 2008 to May 31, 2009	$8.68	0.32	(0.68)	(0.32)	0.00
June 1, 2007 to May 31, 2008	$9.06	0.46	(0.38)	(0.46)	0.00
June 1, 2006 to May 31, 2007	$9.09	0.49	(0.02)	(0.50)	0.00
June 1, 2005 to May 31, 2006	$9.16	0.41	(0.05)	(0.43)	0.00
Institutional Class
September 1, 2010 to February 28, 2011 (Unaudited)	$8.51	0.07	0.07	(0.08)	0.00
June 1, 2010 to August 31, 2010[9]	$8.48	0.04	0.04	(0.05)	0.00
June 1, 2009 to May 31, 2010	$8.03	0.19	0.49	(0.23)	0.00
June 1, 2008 to May 31, 2009	$8.71	0.33	(0.67)	(0.34)	0.00
June 1, 2007 to May 31, 2008	$9.09	0.47	(0.37)	(0.48)	0.00
June 1, 2006 to May 31, 2007	$9.12	0.51	(0.02)	(0.52)	0.00
June 1, 2005 to May 31, 2006	$9.17	0.43	(0.02)	(0.46)	0.00
Investor Class
September 1, 2010 to February 28, 2011 (Unaudited)	$8.52	0.05	0.06	(0.06)	0.00
June 1, 2010 to August 31, 2010[9]	$8.48	0.04	0.04	(0.04)	0.00
June 1, 2009 to May 31, 2010	$8.03	0.18	0.47	(0.20)	0.00
June 1, 2008 to May 31, 2009	$8.71	0.31	(0.68)	(0.31)	0.00
June 1, 2007 to May 31, 2008	$9.09	0.43	(0.37)	(0.44)	0.00
June 1, 2006 to May 31, 2007	$9.12	0.47	(0.02)	(0.48)	0.00
June 1, 2005 to May 31, 2006	$9.17	0.38	(0.02)	(0.41)	0.00
Please see footnotes on p. 148
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds 147

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

$8.31	4.21%	1.75%	1.56%	3.74%	19%	$52,094
$8.18	4.39%	1.76%	1.56%	2.24%	15%	$36,050
$8.09	4.69%	1.78%	1.56%	8.35%	40%	$32,985
$7.82	4.50%	1.76%	1.56%	(1.70)%	46%	$11,096
$8.31	4.37%	1.97%	1.56%	2.48%	59%	$18

$8.31	5.16%	0.95%	0.65%	4.22%	19%	$204,344
$8.18	4.39%	0.89%	0.64%	0.39%	15%	$60

$8.31	4.95%	1.03%	0.84%	4.11%	19%	$186,806
$8.18	5.10%	1.05%	0.85%	2.42%	15%	$177,946
$8.09	5.49%	1.07%	0.86%	9.12%	40%	$165,759
$7.82	5.20%	1.13%	0.84%	(0.91)%	46%	$128,789
$8.31	5.69%	1.34%	0.86%	2.98%	59%	$70,420
$8.54	5.70%	1.39%	0.86%	6.48%	50%	$96,071
$8.49	5.15%	1.37%	0.86%	4.90%	60%	$100,379

$8.57	1.32%	0.86%	0.70%	1.30%	28%	$181,249
$8.52	1.62%	0.88%	0.70%	0.94%	9%	$208,845
$8.48	1.98%	0.91%	0.70%	8.22%	45%	$154,016
$8.03	3.70%	0.93%	0.70%	(4.27)%	32%	$44,163
$8.71	4.89%	1.08%	0.73%	0.68%	48%	$42,615
$9.09	5.13%	1.06%	0.80%	5.06%	28%	$44,858
$9.12	4.23%	1.06%	0.80%	4.06%	26%	$50,913

$8.57	0.58%	1.62%	1.45%	0.93%	28%	$19,724
$8.52	0.88%	1.63%	1.45%	0.75%	9%	$21,226
$8.48	1.30%	1.67%	1.45%	7.41%	45%	$16,519
$8.03	2.77%	1.64%	1.45%	(3.85)%	32%	$4,775

$8.54	1.48%	0.79%	0.55%	1.50%	28%	$123,546
$8.48	1.65%	0.79%	0.55%	0.86%	9%	$205,587
$8.45	2.32%	0.81%	0.55%	8.41%	45%	$82,835
$8.00	3.77%	0.81%	0.55%	(4.15)%	32%	$59,184
$8.68	5.03%	0.90%	0.57%	0.84%	48%	$28,254
$9.06	5.36%	0.88%	0.60%	5.27%	28%	$17,003
$9.09	4.51%	0.88%	0.60%	4.03%	26%	$6,114

$8.57	1.68%	0.54%	0.35%	1.60%	28%	$466,581
$8.51	2.01%	0.54%	0.35%	1.03%	9%	$260,747
$8.48	2.26%	0.57%	0.35%	8.48%	45%	$197,087
$8.03	4.09%	0.59%	0.35%	(3.93)%	32%	$27,680
$8.71	5.24%	0.63%	0.35%	1.07%	48%	$61,898
$9.09	5.57%	0.61%	0.35%	5.54%	28%	$42,757
$9.12	4.65%	0.61%	0.35%	4.53%	26%	$48,259

$8.57	1.30%	0.89%	0.73%	1.29%	28%	$416,359
$8.52	1.66%	0.92%	0.74%	0.93%	9%	$436,991
$8.48	2.16%	0.98%	0.75%	8.18%	45%	$453,772
$8.03	3.69%	0.99%	0.75%	(4.32)%	32%	$423,039
$8.71	4.86%	1.21%	0.78%	0.64%	48%	$594,246
$9.09	5.10%	1.23%	0.84%	5.02%	28%	$718,019
$9.12	4.17%	1.23%	0.84%	4.02%	26%	$810,961

148 Wells Fargo Advantage Income Funds	Financial Highlights

1.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund, which became the accounting and performance survivor in the transaction. The financial highlights for the periods prior to July 12, 2010 are those of Evergreen Adjustable Rate Fund.

4.	For the two months ended August 31, 2010. The Fund changed it fiscal year end from June 30 to August 31, effective August 31, 2010.

5.	Calculated based upon average shares outstanding.

6.	Commencement of class operations.

7.	Ratios include interest and fee expense relating to borrowings and/or leverage transactions as follows:

Year ended June 30, 2008	0.25%
Year ended June 30, 2007	0.36%
Year ended June 30, 2006	0.18%

8.	Amount represents less than $0.005 per share.

9.	For the three months ended August 31, 2010. The Fund changed it fiscal year end from May 31 to August 31, effective August 31, 2010.

10.	On June 20, 2008, Advisor Class was renamed to Class A.

11.	For the four months ended August 31, 2010. The Fund changed it fiscal year end from April 30 to August 31, effective August 31, 2010.

12.	The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

13.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund. Evergreen High Income Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 12, 2010 are those of Evergreen High Income Fund.
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 149
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Adjustable Rate Government Fund (“Adjustable Rate Government Fund”), Wells Fargo Advantage Government Securities Fund (“Government Securities Fund”), Wells Fargo Advantage High Income Fund (“High Income Fund”), Wells Fargo Advantage High Yield Bond Fund (“High Yield Bond Fund”), Wells Fargo Advantage Income Plus Fund (“Income Plus Fund”), Wells Fargo Advantage Short Duration Government Bond Fund (“Short Duration Government Bond Fund”), Wells Fargo Advantage Short-Term Bond Fund (“Short-Term Bond Fund”), Wells Fargo Advantage Short-Term High Yield Bond Fund (“Short-Term High Yield Bond Fund”) and Wells Fargo Advantage Ultra Short-Term Income Fund (“Ultra Short-Term Income Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation.

150 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)
Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Security loans
The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.
In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the former securities lending agent of each Fund, (except Adjustable Rate Government Fund and High Yield Bond Fund) as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Fund’s percentage ownership of the joint account as of such date.
When-issued transactions
Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 151
basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Term loans
Each Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.
Futures contracts
Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
TBA sale commitments
A Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly for each Fund except Income Plus Fund for which net investment income, if any, is declared and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

152 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
At August 31, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2011	2012	2013	2014	2015	2016	2017	2018

Adjustable Rate Government Fund	$124,196,026	$95,791,789	$47,790,373	$11,283,743	$18,541,278	$10,766,785	$24,262,054	$1,705,150
Government Securities Fund	0	0	6,798,472	0	30,329,760	6,509,958	27,789,413	0
High Income Fund	869,486	266,573	0	7,868,889	6,893,272	18,485,199	49,802	0
High Yield Bond Fund	0	904,358	6,309,078	6,135,718	4,801,509	43,741,279	39,971,156	0
Income Plus Fund	3,380,592	0	3,669,132	4,304,664	9,072,772	21,588,119	10,272,813	0
Short-Term Bond Fund	263,758	417,763	764,108	1,524,727	0	0	0	0
Short-Term High Yield Bond Fund	0	0	0	0	276,514	1,158,359	0	0
Ultra Short-Term Income Fund	12,227,002	1,305,797	477,614	25,866,042	2,154,408	8,848,032	35,029,445	7,738,751
Certain portions of the capital loss carryovers of Government Securities Fund, High Income Fund, Income Plus Fund and Ultra Short-Term Income Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the period ended August 31, 2010 in accordance with income tax regulations.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 153
within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of February 28, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Adjustable Rate Government Fund
Agency securities	$0	$1,168,872,397	$0	$1,168,872,397
Collateralized Mortgage Obligations	0	12,000,000	0	12,000,000
Short-term investments
Investment companies	34,425,601	0	0	34,425,601
US Treasury securities	0	399,970	0	399,970

	$34,425,601	$1,181,272,367	$0	$1,215,697,968

Government Securities Fund
Agency securities	$0	$1,620,186,821	$646,229	$1,620,833,050
Asset-backed securities	0	19,276,347	0	19,276,347
Collateralized mortgage obligations	0	134,742,967	0	134,742,967
Corporate bonds and notes	0	60,675,330	0	60,675,330
Municipal bonds and notes	0	8,592,230	0	8,592,230
US Treasury securities	479,254,844	0	0	479,254,844
Yankee corporate bonds and notes	0	41,360,759	0	41,360,759
Yankee government bonds	0	12,272,518	0	12,272,518
Short-term investments
Agency securities	0	59,998,333	0	59,998,333
Corporate bonds and notes	0	58,496,880	12,756,022	71,252,902
Investment companies	122,747,277	111,848,016	0	234,595,293
US Treasury securities	0	49,198,806	0	49,198,806

	$602,002,121	$2,176,649,007	$13,402,251	$2,792,053,379

High Income Fund
Corporate bonds and notes	$0	$642,401,274	$0	$642,401,274
Yankee corporate bonds and notes	0	29,181,984	0	29,181,984
Municipal bonds and notes	0	7,610,349	0	7,610,349
Term loans	0	19,987,622	0	19,987,622
Short-term investments
Corporate bonds and notes	0	0	1,495,754	1,495,754
Investment companies	32,250,785	5,130,958	0	37,381,743

	$32,250,785	$704,312,187	$1,495,754	$738,058,726

154 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

High Yield Bond Fund
Equity securities
Common stocks	$1,630,219	$0	$0	$1,630,219
Corporate bonds and notes	0	349,031,427	1,811,558	350,842,985
Investment companies	2,584,447	0	0	2,584,447
Collateralized mortgage obligations	0	12,046,429	0	12,046,429
Term loans	0	75,629,378	0	75,629,378
Yankee corporate bonds and notes	0	14,848,490	216	14,848,706
Short-term investments
Investment companies	14,207,412	165,750	0	14,373,162

	$18,422,078	$451,721,474	$1,811,774	$471,955,326

Income Plus Fund
Equity securities
Preferred stocks	$51,400	$0	$0	$51,400
Agency securities	0	233,195,262	0	233,195,262
Asset backed securities	0	10,114,284	0	10,114,284
Collateralized mortgage obligations	0	34,608,657	0	34,608,657
Corporate bonds and notes	0	159,503,750	0	159,503,750
Yankee corporate bonds and notes	0	60,451,518	0	60,451,518
Yankee government bonds	0	1,656,680	0	1,656,680
Municipal bonds and notes	0	4,186,338	0	4,186,338
U.S. Treasury securities	117,330,939	0	0	117,330,939
Short-term investments
Corporate bonds and notes	0	0	2,996,977	2,996,977
Investment companies	65,045,433	10,463,634	0	75,509,067
US Treasury securities	0	399,969	0	399,969

	$182,427,772	$514,580,092	$2,996,977	$700,004,841

Short Duration Government Bond Fund
Agency securities	$0	$530,105,672	$0	$530,105,672
Asset backed securities	0	$102,417,883	0	102,417,883
Collateralized mortgage securities	0	$83,499,542	0	83,499,542
US Treasury securities	508,988,934	$0	0	508,988,934
Yankee corporate bonds and notes	0	36,638,614	0	36,638,614
Short-term investments
Corporate bonds and notes	0	0	1,414,063	1,414,063
Investment companies	22,157,703	93,520,033	0	115,677,736

	$531,146,637	$846,181,744	$1,414,063	$1,378,742,444

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 155

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Short-Term Bond Fund
Agency securities	$0	$57,090,682	$123,101	$57,213,783
Asset-backed securities	0	74,377,910	2,736,874	77,114,784
Collateralized mortgage obligations	0	23,063,746	3,073,754	26,137,500
Corporate bonds and notes	0	269,489,245	1,792,650	271,281,895
Municipal bonds and notes	0	44,299,021	0	44,299,021
Yankee corporate bonds and notes	0	66,383,122	0	66,383,122
US Treasury securities	24,518,532	0	0	24,518,532
Term loans	0	1,750,279	0	1,750,279
Short-term investments
Commercial paper	0	6,000,000	0	6,000,000
Corporate bonds and notes	0	0	896,797	896,797
Investment companies	17,830,815	916,315	0	18,747,130
US Treasury securities	0	299,977	0	299,977

	$42,349,347	$543,670,297	$8,623,176	$594,642,820

Short-Term High Yield Bond Fund
Corporate bonds and notes	$0	$375,991,612	$2,081,020	$378,072,632
Municipal bonds and notes	0	7,565,041	0	7,565,041
Collateralized mortgage obligations	0	87,991	0	87,991
Term loans	0	186,234,587	0	186,234,587
Yankee corporate bonds and notes	0	24,855,305	0	24,855,305
Short-term investments
Corporate bonds and notes	0	0	192,706	192,706
Investment companies	45,260,823	57,655	0	45,318,478

	$45,260,823	$594,792,191	$2,273,726	$642,326,740

Ultra Short-Term Income Fund
Agency securities	$0	$89,614,245	$0	$89,614,245
Asset backed securities	0	154,371,594	7,040,172	161,411,766
Collateralized mortgage obligations	0	73,149,344	5,811,098	78,960,442
Corporate bonds and notes	0	520,308,209	2,972,885	523,281,094
Yankee corporate bonds and notes	0	100,839,669	0	100,839,669
Yankee government bonds	0	12,087,260	0	12,087,260
Municipal bonds and notes	0	66,338,730	0	66,338,730
U.S. Treasury securities	54,223,230	0	0	54,223,230
Term loans	0	7,034,412	0	7,034,412
Short-term investments
Commercial paper	0	11,000,000	0	11,000,000
Corporate bonds and notes	0	0	496,155	496,155
Investment companies	94,751,337	2,233,250	0	96,984,587
US Treasury securities	0	599,954	0	599,954

	$148,974,567	$1,037,576,667	$16,320,310	$1,202,871,544

156 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)
Further details on the major security types listed above can be found in the each Fund’s Portfolio of Investments.
As of February 28, 2011, the inputs used in valuing each Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Futures contracts	(Level 1)	(Level 2)	(Level 3)	Total

Adjustable Rate Government Fund	$(140,701)	$0	$0	$(140,701)
Government Securities Fund	$219,626	$0	$0	$219,626
Income Plus Fund	$100,210	$0	$0	$100,210
Short-Term Bond Fund	$145,332	$0	$0	$145,332
Ultra Short-Term Income Fund	$(167,342)	$0	$0	$(167,342)
For the six months ended February 28, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Yankee
	Agency Securities	Government Bonds	Total

Adjustable Rate Government Fund
Balance as of August 31, 2010	$10,023,440	$3,859,375	$13,882,815
Accrued discounts (premiums)	0	(25,391)	(25,391)
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(2)	203,125	203,123
Purchases	0	0	0
Sales	(10,023,438)	(4,037,109)	(14,060,547)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of February 28, 2011	$0	$0	$0

Change in unrealized gains (losses) included in earnings relating to securities still held at February 28, 2011	$0	$0	$0

		Corporate
	Agency Securities	Bonds and Notes	Total

Government Securities Fund
Balance as of August 31, 2010	$887,170	$13,396,749	$14,283,919
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	(459,995)	0	(459,995)
Change in unrealized gains (losses)	443,587	1,632,786	2,076,373
Purchases	0	0	0
Sales	(224,533)	(2,273,513)	(2,498,046)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of February 28, 2011	$646,229	$12,756,022	$13,402,251

Change in unrealized gains (losses) included in earnings relating to securities still held at February 28, 2011	$(9,738)	$553,368	$543,630

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 157

	Municipal	Corporate
	Bonds and Notes	Bonds and Notes	Total

High Income Fund
Balance as of August 31, 2010	$3,370,000	$1,583,428	$4,953,428
Accrued discounts (premiums)	18,814	0	18,814
Realized gains (losses)	1,554,707	(543,754)	1,010,953
Change in unrealized gains (losses)	(406,521)	698,119	291,598
Purchases	0	0	0
Sales	(4,537,000)	(242,039)	(4,779,039)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of February 28, 2011	$0	$1,495,754	$1,495,754

Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2011	$0	$41,773	$41,773

	Corporate	Yankee Corporate
	Bonds and Notes	Bonds and Notes	Total

High Yield Bond Fund
Balance as of August 31, 2010	$0	$0	$0
Accrued discounts (premiums)	0	0	0
Realized gains or losses	0	0	0
Change in unrealized gains or losses	0	0	0
Purchases	0	0	0
Sales	0	0	0
Transfers into Level 3	1,811,558	216	1,811,774
Transfers out of Level 3	0	0	0
Balance as of February 28, 2011	$1,811,558	$216	$1,811,774

Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2011	$0	$0	$0

Corporate
Bonds and Notes

Income Plus Fund
Balance as of August 31, 2010	$3,147,514
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	383,616
Purchases	0
Sales	(534,153)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of February 28, 2011	$2,996,977

Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2011	$130,012

158 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

	Corporate
	Bonds and Notes	Agency Securities	Total

Short Duration Government Bond Fund
Balance as of August 31, 2010	$1,485,090	$10,185,950	$11,671,040
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	181,002	(83,109)	97,893
Purchases	0	0	0
Sales	(252,029)	(10,102,841)	(10,354,870)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of February 28, 2011	$1,414,063	$0	$1,414,063

Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2011	$61,343	$0	$61,343

			Asset	Collateralized
	Corporate		Backed	Mortgage
	Bonds and Notes	Agency Securities	Securities	Obligations	Total

Short-Term Bond Fund
Balance as of August 31, 2010	$2,859,881	$128,668	$2,858,110	$0	$5,846,659
Accrued discounts (premiums)	(13,498)	0	0	(39)	(13,537)
Realized gains (losses)	(1,876)	(238,767)	(135,404)	(6)	(376,053)
Change in unrealized gains (losses)	103,741	239,329	(123,531)	(1,878)	217,661
Purchases	0	0	137,699	3,077,636	3,215,335
Sales	(258,801)	(6,129)	0	(1,959)	(266,889)
Transfers into Level 3	0	0	0	0	0
Transfers out of Level 3	0	0	0	0	0
Transfers in from acquisitions	0	0	0	0	0
Balance as of February 28, 2011	$2,689,447	$123,101	$2,736,874	$3,073,754	$8,623,176

Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2011	$19,182	$5,013	$(78,607)	$(1,877)	$(56,289)

Corporate
Bonds and Notes

Short-Term High Yield Bond Fund
Balance as of August 31, 2010	$2,426,185
Accrued discounts (premiums)	(6,560)
Realized gains (losses)	(1,281)
Change in unrealized gains (losses)	1,322
Purchases	0
Sales	(145,940)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of February 28, 2011	$2,273,726

Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2011	$4,885

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 159

	Corporate	Asset Backed	Collateralized
	Bonds and Notes	Securities	Mortgage Obligations	Total
Ultra Short-Term Income Fund
Balance as of August 31, 2010	$3,696,927	$7,361,148	$3,729	$11,061,804
Accrued discounts (premiums)	(29,989)	0	(8,253)	(38,242)
Realized gains (losses)	(5,735)	(387,434)	(11)	(393,180)
Change in unrealized gains (losses)	60,387	(208,939)	901	(147,651)
Purchases	0	275,397	5,818,436	6,093,833
Sales	(252,550)	0	(3,704)	(256,254)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of February 28, 2011	$3,469,040	$7,040,172	$5,811,098	$16,320,310

Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2011	$(6,655)	$(209,120)	$4,629	$(211,146)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee which is calculated based on the average daily net assets of each Fund as follows:

	Annual investment		Effective rate for
	advisory fee		six months ended
	starting at	declining to	February 28, 2011
Adjustable Rate Government Fund	0.40%	0.30%	0.38%
Government Securities Fund	0.40	0.30	0.37
High Income Fund	0.50	0.40	0.49
High Yield Bond Fund	0.50	0.40	0.50
Income Plus Fund	0.40	0.30	0.39
Short Duration Government Bond Fund	0.40	0.30	0.38
Short-Term Bond Fund	0.40	0.30	0.40
Short-Term High Yield Bond Fund	0.50	0.40	0.50
Ultra Short-Term Income Fund	0.40	0.30	0.38

160 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser. Wells Capital Management, an affiliate of Funds Management, is the investment sub-adviser to the Funds. The investment sub-adviser is paid an annual investment sub-advisory fee which is calculated based on the average daily net assets of each Fund as follows:

	Annual investment sub-advisory fee
	starting at	declining to
Adjustable Rate Government Fund	0.20%	0.10%
Government Securities Fund	0.20	0.10
High Income Fund	0.35	0.20
High Yield Bond Fund	0.35	0.20
Income Plus Fund	0.20	0.10
Short Duration Government Bond Fund	0.15	0.05
Short-Term Bond Fund	0.15	0.05
Short-Term High Yield Bond Fund	0.35	0.20
Ultra Short-Term Income Fund	0.15	0.05
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average Daily
	Net Assets	Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A Class B, Class C	All asset levels	0.16
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.19
Funds Management has contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 161
For the six months ended February 28, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class A	Class B	Class C
Adjustable Rate Government Fund	$3,393	$730	$11,202	$4,630
Government Securities Fund	9,505	11,303	7,668	8,984
High Income Fund	12,905	2,790	693	392
High Yield Bond Fund	16,259	201	11,741	808
Income Plus Fund	5,956	900	2,172	5,457
Short Duration Government Bond Fund	10,606	0	0	0
Short-Term Bond Fund	5,241	0	NA	0
Short-Term High Yield Bond Fund	16,460	0	NA	0
Ultra Short-Term Income Fund	2,629	137	NA	3,541
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 28, 2011 were as follows:

	Purchases at Cost		Sales Proceeds
	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
Adjustable Rate Government Fund	$292,609,480	$0	$114,214,757	$0
Government Securities Fund	3,514,058,191	1,219,636,543	3,557,566,823	1,365,157,932
High Income Fund	0	310,044,460	0	278,827,404
High Yield Bond Fund	0	192,574,716	0	189,880,670
Income Plus Fund	679,310,858	113,152,937	670,949,587	81,471,729
Short Duration Government Bond Fund	3,331,308,219	307,390,689	3,311,742,407	272,588,480
Short-Term Bond Fund	14,340,200	176,583,470	63,649,889	120,301,301
Short-Term High Yield Bond Fund	0	350,703,675	0	91,065,355
Ultra Short-Term Income Fund	24,277,103	439,116,298	0	318,365,167
As of February 28, 2011, the following Funds had unfunded loan commitments:

Unfunded Loan Commitment
High Income Fund	$7,000,000
High Yield Bond Fund	2,068,838
Short-Term High Yield Bond Fund	28,271,625
6. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2011, Adjustable Rate Government Fund, Government Securities Fund, Income Plus Fund, Short-Term Bond Fund and Ultra Short-Term Income Fund entered into futures contracts for speculative purposes.

162 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)
At February 28, 2011, the following Funds had long and short futures contracts outstanding:

				Initial		Net Unrealized
	Expiration			Contract	Value at	Gains/
	Date	Contracts	Type	Amount	February 28, 2011	(Losses)
Adjustable Rate Government Fund	June 2011	100 Short	5-Year U.S. Treasury Notes	$11,596,693	$11,693,750	$(97,057)
	June 2011	150 Short	10-Year U.S. Treasury Notes	17,813,387	17,857,031	(43,644)
Government Securities Fund	June 2011	369 Long	30-Year U.S. Treasury Bonds	44,187,217	44,406,843	219,626
Income Plus Fund	June 2011	10 Short	2-Year U.S. Treasury Notes	2,177,794	2,182,970	(5,176)
	June 2011	109 Long	5-Year U.S. Treasury Notes	12,640,801	12,746,187	105,386
Short-Term Bond Fund	June 2011	191 Long	2-Year U.S. Treasury Notes	41,641,222	41,694,703	53,481
	June 2011	95 Long	5-Year U.S. Treasury Notes	11,017,212	11,109,063	91,851
Ultra Short-Term Income Fund	June 2011	591 Short	2-Year U.S. Treasury Notes	128,846,112	129,013,454	(167,342)
These Funds had average contract amounts in futures contracts outstanding during the six months ended February 28, 2011 as follows:

	Short Contracts	Long Contracts
Adjustable Rate Government Fund	$9,463,454	$0
Government Securities Fund	5,082,329	123,208,654
Income Plus Fund	1,393,524	33,966,428
Short-Term Bond Fund	0	32,324,397
Ultra Short-Term Income Fund	148,698,051	0
On February 28, 2011, the cumulative unrealized gains (losses) on futures contracts in the amounts of $(140,701), $219,626, $100,210, $145,332 and $(167,342) are reflected in net unrealized gains (losses) on investments on the Statements of Assets and Liabilities for Adjustable Rate Government Fund, Government Securities Fund, Income Plus Fund, Short-Term Bond Fund and Ultra Short-Term Income Fund, respectively. The receivable/payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains (losses) and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.
7. ACQUISITIONS
After the close of business on July 9, 2010, Government Securities Fund acquired the net assets of Evergreen U.S. Government Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen U.S. Government Fund for 27,637,121 shares of Government Securities Fund valued at $303,856,157 at an exchange ratio of 0.88 for each class of shares. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen U.S. Government Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of Government Securities Fund in the reorganization. The investment portfolio of Evergreen U.S. Government Fund with a fair value of $301,329,078, identified cost of $292,244,339 and unrealized appreciation of $9,084,739 at July 9, 2010 were the principal assets acquired by Government Securities Fund. For financial reporting purposes, assets received and shares issued by Government Securities Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen U.S. Government Fund was carried forward to align ongoing reporting of Government Securities Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed June 1, 2010, the beginning of the annual reporting period for Government Securities Fund, the pro forma results of operations for the three months ended August 31, 2010 would have been:

Net investment income	$13,060,105
Net realized and unrealized gains or losses on investments	$51,887,972
Net increase in net assets resulting from operations	$64,948,077

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 163
The aggregate net assets of the Government Securities Fund immediately before and after the acquisition were $1,983,840,879 and $2,287,697,036, respectively.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen U.S. Government Fund that have been included in Government Securities Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, High Income Fund acquired the net assets of Wells Fargo Advantage Strategic Income Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Strategic Income Fund for 4,922,790 shares of High Income Fund valued at $34,545,456 at an exchange ratio of 1.30 for each class of shares. Shareholders holding Class A, Class B and Class C shares of Wells Fargo Advantage Strategic Income Fund received Class A, Class B and Class C shares, respectively, of High Income Fund in the reorganization. The investment portfolio of Wells Fargo Advantage Strategic Income Fund with a fair value of $33,888,673, identified cost of $33,555,740 and unrealized appreciation of $332,933 at July 9, 2010 were the principal assets acquired by High Income Fund. For financial reporting purposes, assets received and shares issued by High Income Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Strategic Income Fund was carried forward to align ongoing reporting of High Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed June 1, 2010, the beginning of the annual reporting period for High Income Fund, the pro forma results of operations for the three months ended August 31, 2010 would have been:

Net investment income	$12,516,341
Net realized and unrealized gains or losses on investments	$21,171,451
Net increase in net assets resulting from operations	$33,687,792
The aggregate net assets of the High Income Fund immediately before and after the acquisition were $612,312,011 and $646,857,467, respectively.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Strategic Income Fund that have been included in High Income Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Income Plus Fund acquired the net assets of Evergreen Core Plus Bond Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Core Plus Bond Fund for 13,407,574 shares of Income Plus Fund valued at $157,146,006 at an exchange ratio of 0.97 for Class A, Class C and Institutional Class shares. Class B shares were exchanged at a ratio of 0.96. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen Core Plus Bond Fund received Class A, Class B, Class C and Institutional Class shares, respectively, of Income Plus Fund in the reorganization. The investment portfolio of Evergreen Core Plus Bond Fund with a fair value of $155,131,699, identified cost of $157,659,752 and unrealized deprecation of $2,528,053 at July 9, 2010 were the principal assets acquired by Income Plus Fund. For financial reporting purposes, assets received and shares issued by Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Core Plus Bond Fund was carried forward to align ongoing reporting of Income Plus Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed June 1, 2010, the beginning of the annual reporting period for Income Plus Fund, the pro forma results of operations for the three months ended August 31, 2010 would have been:

Net investment income	$5,329,599
Net realized and unrealized gains or losses on investments	$24,949,767
Net increase in net assets resulting from operations	$30,279,366
The aggregate net assets of the Income Plus Fund immediately before and after the acquisitions were $457,479,275 and $614,625,281 respectively.

164 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Core Plus Bond Fund that have been included in Income Plus Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Ultra Short-Term Income Fund acquired the net assets of Wells Fargo Advantage Stable Income Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Stable Income Fund for 15,360,118 shares of Ultra Short-Term Income Fund valued at $129,990,261 at an exchange ratio of 1.17 for Class A and Administrator Class and an exchange ratio of 1.16 for Class B and Class C. Shareholders holding Class A, Class B, Class C and Administrator Class shares of Wells Fargo Advantage Stable Income Fund received Class A, Class A, Class C and Administrator Class shares, respectively, of Ultra Short-Term Income Fund in the reorganization. The investment portfolio of Wells Fargo Advantage Stable Income Fund with a fair value of $128,197,223, identified cost of $128,480,118 and unrealized depreciation of $282,895 at July 9, 2010 were the principal assets acquired by Ultra Short-Term Income Fund. For financial reporting purposes, assets received and shares issued by Ultra Short-Term Income Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Stable Income Fund was carried forward to align ongoing reporting of Ultra Short-Term Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed June 1, 2010, the beginning of the annual reporting period for Ultra Short-Term Income Fund, the pro forma results of operations for the three months ended August 31, 2010 would have been:

Net investment income	$4,665,807
Net realized and unrealized gains or losses on investments	$4,536,706
Net increase in net assets resulting from operations	$9,202,513
The aggregate net assets of the Ultra Short-Term Income Fund immediately before and after the acquisitions were $973,860,725 and $1,103,850,986, respectively.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Stable Income Fund that have been included in Ultra Short Term Income Fund’s Statement of Operations since July 12, 2010.
8. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Funds was 0.15% of the unused balance.
During the six months ended February 28, 2011, Adjustable Rate Government Fund had the following borrowing activity:

	Average Borrowings	Weighted Average
	Outstanding	Interest Rate (annualized)	Interest Paid
Adjustable Rate Government Fund	$36,711	1.52%	$558
During the six months ended February 28, 2011, Government Securities Fund, High Income Fund, High Yield Bond Fund, Income Plus Fund, Short Duration Government Bond Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund had no borrowing activity.
9. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Other Information (Unaudited)	Wells Fargo Advantage Income Funds 165
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

166 Wells Fargo Advantage Income Funds	Other Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Funds are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Income Funds 167

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

168 Wells Fargo Advantage Income Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Income Funds 169
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation — Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
STRIPS	— Separately Traded Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TCR	— Transferable Custody Receipts
TRAN	— Tax Revenue Anticipation Notes
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

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reports at www.wellsfargo.com/advantagedelivery
More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 E-mail:
wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE	Printed on Recycled paper

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	20174704-11
SIFNL/SAR104 02-11

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reports at www.wellsfargo.com/advantagedelivery
Semi-Annual Report February 28, 2011
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
▪	Wells Fargo Advantage North Carolina Tax-Free Fund

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The views expressed are as of February 28, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage North Carolina Tax-Free Fund.

NOT FDIC INSURED ▪ NO BANK GURANTEE ▪ MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GURANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of February 28, 2011.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage North Carolina Tax-Free Fund	Letter to Shareholders
Municipal bonds generally declined in value as the risk aversion during the months of November and December 2010 and January 2011 had a deleterious enough effect to outweigh the strong returns in February 2011.
Dear Valued Shareholder,
We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage North Carolina Tax-Free Fund, which covers the six-month period that ended February 28, 2011. Municipal bond valuations broadly declined during this time period as state budget concerns across the country appeared to steer some investors away from municipal securities. However, by the end of the period, municipal bonds began to perform positively once again, as much of the risk aversion from earlier in the period began to appear overdone. Nonetheless, municipal bonds generally declined in value as the risk aversion during the months of November and December 2010 and January 2011 had enough of a negative effect to outweigh the strong returns in February 2011. The lower-rated credit-quality tiers underperformed the higher-rated credit-quality tiers1.
Growing economic optimism was tempered by fiscal budget concerns.
U.S. Treasuries continued to rally in September and October 2010, pulling yields lower in nearly all corners of the fixed-income market, including municipal bonds. However, those trends reversed in November, as lingering sentiments over tepid economic growth and low inflation appeared to relent to growing economic optimism and increasing inflation expectations. The result was a shift higher in Treasury yields as security valuations declined in response to investor demands for higher levels of yield. A similar phenomenon played out in the municipal bond market, as concerns over state and local fiscal conditions materialized in the form of declining bond prices and higher yields.
The Federal Reserve launched a second round of quantitative easing in November.
In early November, the Federal Reserve (Fed) formally announced the launch of its second quantitative easing program (QE2) since the credit crisis of 2008, seeking to spur lending and economic growth. The program intends to build federal reserves and keep long-term yields relatively low by purchasing another $600 billion in U.S. Treasuries over an eight-month period—from November 2010 through June 2011—at a pace of $75 billion per month. Part of the restraint on the economy is the fact that private lending has recently contracted and remained constrained during the period. Despite the massive scale of these programs, quantitative easing has thus far not resulted in significant credit expansion, monetary supply expansion, or increased inflation. When those effects begin to take hold, the Fed will likely begin to draw down its reserves by selling U.S. Treasuries back to the market. Before the program was officially announced, U.S. Treasuries rallied through October, driving

1.	The ratings indicated are from Standard & Poor’s and/or Moody’s Investors Service. Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. We generally define higher quality fixed income issues as BBB/Baa and above and lower quality fixed income issues as below BBB/Baa.

Letter to Shareholders	Wells Fargo Advantage North Carolina Tax-Free Fund 3
already-low nominal yields even lower. However, once QE2 commenced in November, U.S. Treasury yields began to rise again, apparently on the conviction that growth may take hold and that inflation may begin to move higher in upcoming quarters. This effect influenced yields to move higher in several fixed-income classes, including municipal bonds.
Higher-quality municipal bonds performed better than lower-quality bonds during the period.
Risk aversion at the state and local government level returned in mid-October, initially resulting in some negative returns from the AAA-rated, AA-rated, and A-rated credit tiers. However, as the period continued, the lower-quality municipal bonds began to decline more than higher-quality tiers, resulting in greater negative returns from the A-rated and BBB-rated credit tiers. In November, December, and January, the BBB-rated subsector of the Barclays Capital Municipal Bond Index2 declined by more than 7%, which was the lowest performance of the investment-grade credit tiers during these months. In February, municipal bond valuations recovered, with the BBB-rated credit tier improving by 1%. The Barclays Capital Municipal Bond Index declined by about 2% in the month of November and again in December. It declined by 0.74% in January 2011 before rebounding by 1.6% in February. Thus, the period finished with positive performance trends in municipal bonds but not enough strength to reverse the declines in valuations during the final months of 2010 and the first month of 2011. Municipal bonds underperformed U.S. Treasuries during the period, with the Barclays Capital Municipal Bond Index finishing with a return of -3.51% and the Barclays Capital U.S. Treasury Index3 returning -2.72%.
Growth and inflation expectations appeared to shift late in the period.
For much of the period, growth expectations remained constrained while a handful of inflation measures lingered at some of their lowest levels on record. These conditions helped support the U.S. Treasury rally in the opening months of the period; however, as growth expectations seemed to improve in November, investors appeared to look toward the next phase of the economic cycle and shifted out of some fixed-income asset classes in search of securities with higher levels of income. This included a broad portion of the investment-grade municipal bond market, which was already slogging through some fiscal budget concerns. Consequently, the municipal bond market went through its first significant reversal in more than a year, unwinding some solid returns from earlier in 2010. Looking forward, budget concerns will still be quite relevant as state and local municipalities sort through fiscal challenges. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk. Although heightened volatility may be uncomfortable to experience in the
While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk.

2.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an unmanaged index of U.S. Treasury securities. You cannot invest directly in an index.

4 Wells Fargo Advantage North Carolina Tax-Free Fund	Letter to Shareholders
short term, it often leads to unique opportunities to add relative value for investors with long-term investment horizons.
Active management and credit analysis will drive fund construction and performance.
In this environment, we believe that fundamental credit analysis, issue selection, and yield-curve positioning will be the key components of portfolio construction and the primary drivers of relative performance. At Wells Fargo Advantage Funds®, we intend to continue assessing relative-value opportunities throughout the municipal bond market and across our broad lineup of municipal funds.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. We are available 24 hours a day, 7 days a week. You may also visit our website at www.wellsfargo.com/advantagefunds.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds

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6 Wells Fargo Advantage North Carolina Tax-Free Fund	Performance Highlights
Wells Fargo Advantage North Carolina Tax-Free Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Robert Miller
Bruce R. Johns
FUND INCEPTION
January 11, 1993

1.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage North Carolina Tax-Free Fund 7
Wells Fargo Advantage North Carolina Tax-Free Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 28, 2011)

		Including Sales Charge			Excluding Sales Charge					Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (ENCMX)	1/11/1993	(8.21)	(3.39)	1.50	2.94	(3.85)	1.14	2.45	3.42	0.89%	0.85%
Class C (ENCCX)	3/27/2002	(5.21)	(0.61)	1.69	2.66	(4.21)	0.39	1.69	2.66	1.64%	1.60%
Institutional Class (ENCYX)	2/28/1994					(3.71)	1.44	2.71	3.69	0.56%	0.54%
Barclays Capital Municipal Bond Index[6]						(3.51)	1.72	4.07	4.79
Barclays Capital North Carolina Municipal Bond Index[7]						(2.86)	1.73	4.52	5.01

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Performance shown for Class C shares prior to its inception reflects the performance of the Class A shares, adjusted to reflect the higher expenses applicable to Class C. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

4.	Reflects the expense ratios as stated in the January 1, 2011 prospectuses.

5.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	Barclays Capital North Carolina Municipal Bond Index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of North Carolina; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. You cannot invest directly in an index.

8 Wells Fargo Advantage North Carolina Tax-Free	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2010 to February 28, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$961.47	$4.13	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class C
Actual	$1,000.00	$957.91	$7.77	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Institutional Class
Actual	$1,000.00	$962.95	$2.63	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund 9

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.47%

Massachusetts: 1.53%
$2,410,000	Massachusetts Educational Financing Authority Series A (Education Revenue)	5.50%	01/01/2017	$2,655,844

Nevada: 3.37%
2,000,000	Clark County NV Series C (Port Authority Revenue, AMBAC Insured)	5.38	07/01/2018	2,066,700
3,500,000	Clark County School District NV Series B (Tax Revenue, NATL-RE FGIC Insured)	5.00	06/15/2018	3,798,025

				5,864,725

North Carolina: 81.37%
10,000,000	Austin NC University of North Carolina Chapel Hill Project Series 208-1085 (Education Revenue) ±(x)	12.12	12/01/2036	10,135,200
4,235,000	Board of Governors of the University of North Carolina Series 1 (Education Revenue)	5.00	10/01/2034	4,228,986
5,000,000	Cape Fear Public Utility Authority North Carolina (Water & Sewer Revenue)	5.00	08/01/2035	5,030,600
3,650,000	Charlotte NC Certifications Partner Series E (Lease Revenue)	5.00	06/01/2023	3,856,736
1,885,000	Charlotte-Mecklenburg Hospital Authority NC (Health Revenue)	5.00	01/15/2027	1,880,796
2,500,000	City of Charlotte NC Series A (Port Authority Revenue)	5.50	07/01/2034	2,536,275
1,480,000	City of Charlotte NC Series B (Port Authority Revenue)	5.00	07/01/2020	1,535,840
810,000	City of Charlotte NC Series B (Port Authority Revenue)	5.50	07/01/2024	820,562
6,480,000	City of Charlotte NC Water and Sewer (Water & Sewer Revenue)	5.00	07/01/2038	6,574,997
5,000,000	City of Raleigh NC Series A (Water & Sewer Revenue)	5.00	03/01/2036	5,066,250
1,000,000	City of Winston Salem NC Water and Sewer System (Water & Sewer Revenue)	4.00	06/01/2017	1,104,060
3,450,000	Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12/01/2020	3,450,380
790,000	County of Cumberland NC Series B1 (Lease Revenue)	5.00	12/01/2019	891,965
1,075,000	County of Forsyth NC Public Facilities & Equipment Project (Lease Revenue)	5.00	10/01/2016	1,215,836
3,745,000	County of Forsyth NC Public Facilities & Equipment Project (Lease Revenue)	5.00	10/01/2017	4,186,311
2,750,000	County of Nash NC (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	10/01/2030	2,758,195
1,800,000	County of New Hanover NC (Health Revenue, AGM Insured)	5.13	10/01/2031	1,778,490
5,000,000	Johnston Memorial Hospital Authority (Health Revenue)	5.25	10/01/2036	4,889,600
3,000,000	Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	03/01/2017	3,459,570
1,035,000	Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	03/01/2022	1,138,055
2,100,000	North Carolina Capital Facilities Finance Agency (Resource Recovery Revenue) ±	3.38	08/01/2014	2,078,853
5,000,000	North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.00	01/01/2021	5,727,200
3,750,000	North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	6.50	01/01/2018	4,416,525
2,985,000	North Carolina Housing Finance Agency Series 25-A (Housing Revenue) ±	4.65	07/01/2021	2,969,568
220,000	North Carolina Housing Finance Agency Series 8-A (Housing Revenue)	6.00	07/01/2011	220,818
250,000	North Carolina Housing Finance Agency Series 8-A (Housing Revenue)	6.10	07/01/2013	250,648
1,845,000	North Carolina Housing Finance Agency Series 9-A (Housing Revenue)	5.60	07/01/2016	1,847,417
130,000	North Carolina Housing Finance Agency Series JJ (Housing Revenue, FHA Insured)	6.15	03/01/2011	130,048
3,230,000	North Carolina Medical Care Commission (Health Revenue, AMBAC Insured)	5.38	10/01/2014	3,234,328
3,000,000	North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	06/01/2029	3,019,440
1,095,000	North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10/01/2020	1,083,700
3,500,000	North Carolina Medical Care Commission Novant Health Series A (Health Revenue) ±	0.40	11/01/2028	3,500,000
1,000,000	North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10/01/2027	866,410
2,000,000	North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10/01/2031	1,675,220
1,500,000	North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10/01/2036	1,228,575
3,000,000	North Carolina Medical Care Commission Retirement Facilities (Health Revenue)	6.38	07/01/2023	3,417,390

10 Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of Investments—February 28, 2011 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
North Carolina (continued)
$2,365,000	North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.50%	06/01/2015	$2,443,896
1,000,000	North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	07/01/2033	863,420
260,000	North Carolina Medical Care Commission Transylvania Community Hospital Incorporated Project (Health Revenue)	5.50	10/01/2012	259,399
1,090,000	North Carolina Medical Care Commission Transylvania Community Hospital Incorporated Project (Health Revenue)	5.75	10/01/2019	1,030,235
3,415,000	North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project (Utilities Revenue)	5.50	01/01/2013	3,614,163
2,720,000	North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2021	2,980,168
1,000,000	North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2030	1,008,970
3,540,000	North Carolina Ports Authority Series B (Port Authority Revenue)	5.00	02/01/2025	3,466,899
6,500,000	North Carolina Turnpike Authority Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	01/01/2039	6,560,645
2,500,000	Raleigh Durham Airport Authority Series B-1 (Port Authority Revenue)	5.00	11/01/2028	2,549,600
3,100,000	University of North Carolina at Chapel Hill Series A (Education Revenue)	5.00	12/01/2034	3,127,187
5,930,000	Wake County NC (Miscellaneous Revenue)	5.00	01/01/2027	6,205,626
5,000,000	Wake County NC Industrial Facilities & Pollution Control Financing Authority (IDR)	5.38	02/01/2017	5,227,350

				141,542,402

Puerto Rico: 4.09%
3,000,000	Puerto Rico Highway & Transportation Authority Series AA-1 (Tax Revenue, AGM Insured)	4.95	07/01/2026	2,878,290
6,000,000	Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.72	07/01/2029	4,231,020

				7,109,310

Tennessee: 1.67%
2,000,000	Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2021	1,950,600
1,020,000	Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2026	961,136

				2,911,736

Texas: 1.12%
1,825,000	Texas Municipal Gas Acquisition & Supply Corporation Series D (Energy Revenue)	5.63	12/15/2017	1,942,092

Virgin Islands: 6.32%
1,000,000	Virgin Islands PFA (Miscellaneous Revenue)	5.00	10/01/2029	938,871
3,500,000	Virgin Islands PFA (Miscellaneous Revenue)	6.75	10/01/2019	3,754,310
2,500,000	Virgin Islands PFA Series A (Miscellaneous Revenue)	6.75	10/01/2037	2,518,550
1,000,000	Virgin Islands PFA Series B (Miscellaneous Revenue)	5.00	10/01/2025	950,710
1,710,000	Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2014	1,830,709
1,000,000	Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2022	1,001,680

				10,994,830

Total Municipal Bonds and Notes (Cost $171,184,432)				173,020,939

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund 11

Shares	Security Name		Yield	Value
Short-Term Investments: 0.35%

Investment Companies: 0.35%
608,528	Wells Fargo Advantage National Tax-Free Money Market Fund(u)(l)		0.10%	$608,528

Total Short-Term Investments (Cost $608,528)				608,528

Total Investments in Securities (Cost $171,792,960)*		99.82%		173,629,467
Other Assets and Liabilities, Net		0.18		321,613

Total Net Assets		100.00%		$173,951,080

±	Variable rate investments.

(x)	Inverse floating rate security.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $171,792,960 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,301,662
Gross unrealized depreciation	(2,465,155)

Net unrealized appreciation	$1,836,507
The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Advantage North Carolina Tax-Free Fund	Statement of Assets and Liabilities—February 28, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$173,020,939
In affiliated securities, at value	608,528

Total investments, at value (see cost below)	173,629,467
Receivable for Fund shares sold	1,704
Receivable for interest	2,288,422
Prepaid expenses and other assets	37,901

Total assets	175,957,494

Liabilities
Dividends payable	461,504
Payable for investments purchased	1,116,210
Payable for Fund shares redeemed	237,249
Investment advisory fee payable	45,770
Distribution fees payable	3,656
Due to other related parties	21,710
Accrued expenses and other liabilities	120,315

Total liabilities	2,006,414

Total net assets	$173,951,080

NET ASSETS CONSIST OF
Paid-in capital	$188,966,027
Overdistributed net investment income	(58,632)
Accumulated net realized losses on investments	(16,792,822)
Net unrealized gains on investments	1,836,507

Total net assets	173,951,080

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$49,296,304
Shares outstanding — Class A	5,162,691
Net asset value per share — Class A	$9.55
Maximum offering price per share — Class A2	$10.00
Net assets — Class C	$5,951,189
Shares outstanding — Class C	623,237
Net asset value per share — Class C	$9.55
Net assets — Institutional Class	$118,703,587
Shares outstanding — Institutional Class	12,431,246
Net asset value per share — Institutional Class	$9.55

Total investments, at cost	$171,792,960

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statement of Operations—For the Six Months Ended February 28, 2011 (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund 13

Investment income
Interest	$4,510,332
Income from affiliated securities	1,264

Total investment income	4,511,596

Expenses
Investment advisory fee	343,095
Administration fees
Fund level	49,013
Class A	41,724
Class C	5,823
Institutional Class	54,648
Shareholder servicing fees
Class A	64,961
Class C	9,099
Distribution fees
Class C	27,296
Custody and accounting fees	10,422
Professional fees	19,441
Registration fees	21,324
Shareholder report expenses	29,449
Trustees’ fees and expenses	11,706
Other fees and expenses	26,787

Total expenses	714,788

Less: Fee waivers and/or expense reimbursements	(66,024)

Net expenses	648,764

Net investment income	3,862,832

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on unaffiliated securities	(422,685)
Net change in unrealized gains (losses) on unaffiliated securities	(11,742,495)

Net realized and unrealized gains (losses) on investments	(12,165,180)

Net decrease in net assets resulting from operations	$(8,302,348)

The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Advantage North Carolina Tax-Free Fund	Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011		Year Ended
	(Unaudited)		August 31, 2010[1]

Operations
Net investment income		$3,862,832		$8,961,673
Net realized gains (losses) on investments		(422,685)		5,773,186
Net change in unrealized gains (losses) on investments		(11,742,495)		4,837,406

Net increase (decrease) in net assets resulting from operations		(8,302,348)		19,572,265

Distributions to shareholders from
Net investment income
Class A		(980,258)		(2,178,772)
Class B2		NA		(67,960)
Class C		(109,084)		(221,328)
Institutional Class		(2,770,315)		(6,670,963)

Total distributions to shareholders		(3,859,657)		(9,139,023)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	116,578	1,162,062	680,302	6,681,892
Class B2	NA	NA	185	1,928
Class C	68,432	677,376	345,990	3,394,282
Institutional Class	308,542	3,022,291	1,491,632	14,595,901

		4,861,729		24,674,003

Reinvestment of distributions
Class A	58,463	569,550	136,217	1,338,770
Class B2	NA	NA	2,855	27,966
Class C	7,510	73,163	14,542	142,981
Institutional Class	26,409	257,117	52,562	516,705

		899,830		2,026,422

Automatic conversion of Class B shares to Class A shares
Class A	NA	NA	33,145	325,182
Class B2	NA	NA	(33,145)	(325,182)

		NA		0

Payment for shares redeemed
Class A	(594,734)	(5,810,420)	(561,591)	(5,516,010)
Class B2	NA	NA	(248,411)	(2,449,451)
Class C	(210,525)	(2,005,316)	(101,213)	(991,298)
Institutional Class	(2,739,976)	(26,196,038)	(2,593,874)	(25,446,131)

		(34,011,774)		(34,402,890)

Net decrease in net assets resulting from capital share transactions		(28,250,215)		(7,702,465)

Total increase (decrease) in net assets		(40,412,220)		2,730,777

Net assets
Beginning of period		214,363,300		211,632,523

End of period		$173,951,080		$214,363,300

Overdistributed net investment income		$(58,632)		$(61,807)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of the predecessor fund.

2.	Class B shares of Evergreen North Carolina Municipal Bond Fund became Class A shares on July 12, 2010.
The accompanying notes are an integral part of these financial statements.

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16 Wells Fargo Advantage North Carolina Tax-Free Fund[3]	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

Class A
September 1, 2010 to February 28, 2011 (Unaudited)	$10.12	0.18	(0.57)	(0.18)
September 1, 2009 to August 31, 2010	$9.64	0.394	0.49	(0.40)
September 1, 2008 to August 31, 2009	$9.80	0.39	(0.15)	(0.40)
September 1, 2007 to August 31, 2008	$10.00	0.39	(0.20)	(0.39)
September 1, 2006 to August 31, 2007	$10.30	0.38	(0.30)	(0.38)
September 1, 2005 to August 31, 2006	$10.44	0.39	(0.14)	(0.38)

Class C
September 1, 2010 to February 28, 2011 (Unaudited)	$10.12	0.14	(0.56)	(0.15)
September 1, 2009 to August 31, 2010	$9.64	0.324	0.49	(0.33)
September 1, 2008 to August 31, 2009	$9.80	0.32	(0.15)	(0.33)
September 1, 2007 to August 31, 2008	$10.00	0.31	(0.20)	(0.31)
September 1, 2006 to August 31, 2007	$10.30	0.30	(0.29)	(0.31)
September 1, 2005 to August 31, 2006	$10.44	0.31	(0.13)	(0.31)

Institutional Class
September 1, 2010 to February 28, 2011 (Unaudited)	$10.12	0.20	(0.57)	(0.20)
September 1, 2009 to August 31, 2010	$9.64	0.424	0.49	(0.43)
September 1, 2008 to August 31, 2009	$9.80	0.42	(0.16)	(0.42)
September 1, 2007 to August 31, 2008	$10.00	0.41	(0.20)	(0.41)
September 1, 2006 to August 31, 2007	$10.30	0.41	(0.30)	(0.41)
September 1, 2005 to August 31, 2006	$10.44	0.41	(0.13)	(0.41)

1.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund, which was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 12, 2010 are those of Evergreen North Carolina Municipal Bond Fund. 4. Calculated based on average shares outstanding.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended August 31, 2008	0.05%
Year ended August 31, 2007	0.09%
Year ended August 31, 2006	0.03%
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage North Carolina Tax-Free Fund 17

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$9.55	3.76%	0.93%	0.85%	(3.85)%	20%	$49,296
0.00	$10.12	4.03%	0.90%	0.88%	9.38%	63%	$56,508
0.00	$9.64	4.22%	0.87%	0.87%	2.63%	48%	$51,028
0.00	$9.80	3.88%	0.92%[5]	0.89%[5]	1.90%	78%	$54,680
0.00	$10.00	3.71%	0.98%[5]	0.93%[5]	0.67%	72%	$59,828
(0.01)	$10.30	3.78%	0.92%[5]	0.87%[5]	2.54%	83%	$66,176

0.00	$9.55	3.00%	1.68%	1.60%	(4.21)%	20%	$5,951
0.00	$10.12	3.26%	1.65%	1.63%	8.57%	63%	$7,671
0.00	$9.64	3.47%	1.62%	1.62%	1.87%	48%	$4,805
0.00	$9.80	3.12%	1.64%[5]	1.64%[5]	1.13%	78%	$5,239
0.00	$10.00	2.96%	1.68%[5]	1.68%[5]	(0.08)%	72%	$5,734
(0.01)	$10.30	3.03%	1.61%[5]	1.61%[5]	1.82%	83%	$5,744

0.00	$9.55	4.06%	0.60%	0.54%	(3.71)%	20%	$118,704
0.00	$10.12	4.29%	0.64%	0.63%	9.66%	63%	$150,184
0.00	$9.64	4.47%	0.62%	0.62%	2.89%	48%	$153,115
0.00	$9.80	4.12%	0.64%[5]	0.64%[5]	2.15%	78%	$275,112
0.00	$10.00	3.96%	0.68%[5]	0.68%[5]	0.92%	72%	$444,672
(0.01)	$10.30	4.03%	0.61%[5]	0.61%[5]	2.85%	83%	$555,403

18 Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statement report on Wells Fargo Advantage North Carolina Tax-Free Fund (“the “Fund”), which is a non-diversified series of the Trust.
After the close of business on July 9, 2010, the net assets of Evergreen North Carolina Municipal Bond Fund were acquired by the Fund, which was created to receive the assets of Evergreen North Carolina Municipal Bond Fund, in an exchange for shares of the Fund. As Evergreen North Carolina Municipal Bond Fund contributed all of the net assets and shareholders to the newly created fund, the accounting and performance history of Evergreen North Carolina Municipal Bond Fund has been carried forward in the financial statements contained herein.
Class A, Class B, Class C and Class I shares of Evergreen North Carolina Municipal Bond Fund received Class A, Class A, Class C and Institutional Class shares, respectively, of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund 19
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
As of August 31, 2010, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $16,370,137 with $753,148 expiring in 2015, $1,458,697 expiring in 2016, $10,534,854 expiring in 2017 and $3,623,438 expiring in 2018.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest

20 Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to Financial Statements (Unaudited)
level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 – quoted prices in active markets for identical securities

▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of February 28, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
Investments in	Quoted Prices	Observable Inputs	Unobservable Inputs
Securities	(Level 1)	(Level 2)	(Level 3)	Total
Municipal bonds and notes	$0	$173,020,939	$0	$173,020,939
Short-term investments
Investment companies	608,528	0	0	608,528
	$608,528	$173,020,939	$0	$173,629,467
Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.
For the six months ended February 28, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fee
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Fund.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended February 28, 2011, the investment advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the investment sub-adviser to the Fund and is paid a fee by the investment adviser at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by the Fund to the investment adviser.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class C	All asset levels	0.16
Institutional Class	All asset levels	0.08

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund 21
Funds Management has contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.
For the six months ended February 28, 2011, Wells Fargo Funds Distributor, LLC received $1,944 from the sale of Class A shares and $143 in contingent deferred sales charges from redemptions of Class C shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C shares of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended February 28, 2011 were $38,426,045 and $58,344,915, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Fund was 0.15% of the unused balance.
For the six months ended February 28, 2011, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state and, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22 Wells Fargo Advantage North Carolina Tax-Free Fund	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund 23

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

24 Wells Fargo Advantage North Carolina Tax-Free Fund	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage North Carolina Tax-Free Fund 25
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation — Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
STRIPS	— Separately Traded Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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reports at www.wellsfargo.com/advantagedelivery
More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

Printed on Recycled paper

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201749 04-11
SMIF/SAR151 02-11

ITEM 2.	CODE OF ETHICS
Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 28, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: April 28, 2011